Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.1%)
Other (0.1%)
765,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $744,747) $ 757,010
BANK LOANS (6.4%)i
Communication Services (1.4%)
1,970,929
Altice France SA‡
2025 USD Term Loan B14,
10.628%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 2,008,514
391,372
Audacy Capital Corp.‡
2024 Term Loan B,
9.845%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 337,069
34,350
Audacy Capital Corp.‡
2024 Term Loan A,
10.845%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 34,350
950,000
Cengage Learning, Inc.!
2026 Term Loan B,
0.000%, 03/24/31 944,291
476,506
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.981%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 476,768
460,998
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.845%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 462,849
620,000
DirecTV Financing LLC!
2025 Term Loan B,
0.000%, 02/17/31 624,018
327,885
DirecTV Financing LLC‡
2026 Term Loan B,
8.323%, 08/02/29 3 mo. USD
Term SOFR + 4.500% 330,298
463,059
DirecTV Financing LLC‡
2025 Term Loan B,
9.323%, 02/17/31 3 mo. USD
Term SOFR + 5.500% 466,059
938,558
Discovery Global Holdings, Inc.‡
2026 USD Term Loan B,
6.231%, 06/03/33 1 mo. USD
Term SOFR + 2.500% 940,416
915,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 921,693
1,062,503
iHeartCommunications, Inc.‡
2024 Term Loan,
9.620%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 987,793
950,000
Level 3 Financing, Inc.‡
2026 Term Loan B,
6.481%, 03/29/32 1 mo. USD
Term SOFR + 2.750% 954,550
PRINCIPAL
AMOUNT a a VALUE a
95,000
QTS Thunder Managing Issuer LLC!
Term Loan B,
0.000%, 07/22/33 $ 93,813
380,000
QTS Thunder Managing Issuer LLC‡
Term Loan B,
6.025%, 07/22/33 3 mo. USD
Term SOFR + 2.250% 375,250
567,829
TripAdvisor, Inc.‡
Term Loan,
6.481%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 549,733
1,290,000
Versant Media Group, Inc.‡
Term Loan B,
7.232%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 1,300,126
403,965
ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 407,272
144,258
ViaSat, Inc.‡
2023 Term Loan,
8.290%, 05/30/30 1 mo. USD
Term SOFR + 4.500% 145,440
950,000
Virgin Media Bristol LLC‡
2020 USD Term Loan Q,
7.041%, 01/31/29 1 mo. USD
Term SOFR + 3.250% 861,788
13,222,090
Consumer Discretionary (1.2%)
369,263
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.915%, 02/03/33 1 mo. USD
Term SOFR + 3.250% 370,648
568,862
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.915%, 02/03/33 3 mo. USD
Term SOFR + 3.250% 570,996
945,256
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.481%, 09/12/32 1 mo. USD
Term SOFR + 2.750% 950,838
472,625
Boots Group Bidco Ltd.‡
USD Term Loan,
6.920%, 08/30/32 3 mo. USD
Term SOFR + 3.250% 474,889
555,449
Caesars Entertainment, Inc.‡
Term Loan B,
5.981%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 537,605
610,700
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.823%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 507,534
761,175
Clarios Global LP‡
2026 USD Term Loan B,
6.231%, 01/28/32 1 mo. USD
Term SOFR + 2.500% 763,793

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
935,797
Life Time Fitness, Inc.‡
2025 Term Loan,
5.667%, 11/05/31 1 mo. USD
Term SOFR + 2.000% $ 938,839
655,207
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.231%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 658,483
473,813
PetSmart, Inc.‡
2025 USD Term Loan B,
7.724%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 475,530
80,000
Pioneer Opco LLC‡
Term Loan B,
6.999%, 05/16/33 1 mo. USD
Term SOFR + 3.250% 80,564
928,625
Station Casinos LLC‡
2024 Term Loan B,
5.731%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 930,779
400,000
Stonepeak Motion Finco LLC!
USD Term Loan B,
0.000%, 06/24/33 400,730
525,001
United Airlines, Inc.‡
2026 Term Loan B,
5.481%, 02/22/31 1 mo. USD
Term SOFR + 1.750% 524,607
945,250
Voyager Parent LLC‡
Repriced Term Loan B,
7.982%, 07/01/32 3 mo. USD
Term SOFR + 4.250% 947,783
947,625
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.475%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 941,556
950,198
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.481%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 953,405
11,028,579
Consumer Staples (1.1%)
1,745,314
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.731%, 08/01/32 1 mo. USD
Term SOFR + 3.000% 1,753,221
495,000
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.231%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 491,287
1,052,872
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.481%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 1,057,610
2,080,050
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.981%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 2,023,316
240,000
Charlotte Buyer, Inc.!
2026 Term Loan B,
0.000%, 06/30/31 240,593
PRINCIPAL
AMOUNT a a VALUE a
950,000
McKesson Medical-Surgical Top
Holdings, Inc.‡
Term Loan B,
5.982%, 06/09/32 3 mo. USD
Term SOFR + 2.250% $ 952,080
84,909
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.573%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 85,143
942,887
Opal Bidco SAS‡
2026 USD Term Loan B,
6.232%, 04/28/32 3 mo. USD
Term SOFR + 2.500% 945,664
80,000
Prestige Brands, Inc.‡
2026 Term Loan B,
5.731%, 06/13/33 1 mo. USD
Term SOFR + 2.000% 80,325
1,298,235
Star Parent, Inc.‡
Term Loan B,
7.232%, 09/27/30 3 mo. USD
Term SOFR + 3.500% 1,304,544
940,524
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.823%, 06/30/28 3 mo. USD
Term SOFR + 4.000% 943,350
475,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.981%, 02/11/33 1 mo. USD
Term SOFR + 4.250% 477,133
474,670
United Natural Foods, Inc.‡
2026 Term Loan B,
7.731%, 05/01/31 1 mo. USD
Term SOFR + 4.000% 479,863
10,834,129
Financials (0.6%)
710,617
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.231%, 12/29/31 1 mo. USD
Term SOFR + 2.500% 707,601
563,982
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.231%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 555,478
530,000
Cushman & Wakefield U.S.
Borrower LLC‡
2026 Term Loan B,
5.981%, 06/13/33 1 mo. USD
Term SOFR + 2.250% 530,882
1,191,850
Dragon Buyer, Inc.‡
Term Loan B,
6.482%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 954,475
702,000
Iron Mountain, Inc.‡
2023 Term Loan B,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 701,649
660,943
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.981%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 663,484

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
950,000
Jupiter Borrower, Inc.‡
Term Loan B,
6.504%, 06/30/33 3 mo. USD
Term SOFR + 2.750% $ 956,926
190,000
Lockton, Inc.‡
Term Loan B,
5.823%, 05/09/33 3 mo. USD
Term SOFR + 2.000% 190,237
922,688
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.232%, 07/30/32 3 mo. USD
Term SOFR + 2.500% 918,194
6,178,926
Health Care (0.1%)
966,716
Padagis LLC‡
Term Loan B,
8.742%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 930,465
Industrials (1.0%)
63,132
ACProducts, Inc.‡
2026 First Lien First Out Term Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 64,805
882,680
ACProducts, Inc.‡
2026 First Lien Second Out Term
Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 756,898
942,875
Blackfin Pipeline LLC‡
Term Loan B,
6.750%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 945,628
946,644
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.731%, 09/08/32 1 mo. USD
Term SOFR + 3.000% 949,011
642,783
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.232%, 02/03/33 3 mo. USD
Term SOFR + 3.500% 645,061
1,286,951
EMRLD Borrower LP‡
2024 Term Loan B,
6.073%, 08/04/31 3 mo. USD
Term SOFR + 2.250% 1,288,431
922,160
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.481%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 911,210
938,125
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.981%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 939,884
1,859,611
TransDigm, Inc.‡
2023 Term Loan J,
6.231%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 1,864,139
PRINCIPAL
AMOUNT a a VALUE a
458,850
TransDigm, Inc.‡
2026 Term Loan N,
6.231%, 02/13/33 1 mo. USD
Term SOFR + 2.500% $ 459,846
960,000
Worthington Steel, Inc.‡
Term Loan B,
7.731%, 06/01/33 1 mo. USD
Term SOFR + 4.000% 964,920
9,789,833
Information Technology (0.5%)
1,300,615
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.416%, 07/30/31 3 mo. USD
Term SOFR + 2.750% 1,187,897
768,079
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.481%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 718,515
475,000
Cloud Software Group, Inc.!
2025 Term Loan B (2032),
0.000%, 08/13/32 426,773
140,000
CoreWeave Financing DDTL V LLC
1st Lien Delayed Draw Term Loan,
0.000%, 09/30/31 140,525
615,000
CoreWeave Financing DDTL V LLC!
Delayed Draw Term Loan,
0.000%, 11/17/31 615,384
269,065
CoreWeave Financing DDTL V
LLC¡¡‡
Delayed Draw Term Loan,
0.500%, 11/17/31 3 mo. USD
Term SOFR + 0.500% 269,233
37,234
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.120%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 37,257
168,702
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.140%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 168,807
914,054
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.481%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 882,350
694,215
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.731%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 694,302
5,141,043
Materials (0.2%)
620,000
BASF Coatings‡
USD Term Loan B,
7.244%, 06/29/33 3 mo. USD
Term SOFR + 3.500% 623,488
472,625
Chemours Co.‡
2025 USD Term Loan B,
7.231%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 472,183

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
475,000
Ineos Finance PLC‡
2026 USD Term Loan,
8.731%, 06/25/32 1 mo. USD
Term SOFR + 5.000% $ 441,750
534,764
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.981%, 02/18/30 1 mo. USD
Term SOFR + 3.250% 508,194
720,481
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.258%, 05/03/28 1 mo. USD
Term SOFR + 2.500% 46,831
2,092,446
Other (0.2%)
1,470,663
Connect Finco SARL‡
2024 Extended Term Loan B,
8.231%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 1,479,582
Special Purpose Acquisition Companies (0.1%)
715,000
Sword Purchaser LLC‡
USD Term Loan B,
7.731%, 04/11/33 1 mo. USD
Term SOFR + 4.000% 690,615
TOTAL BANK LOANS
(Cost $62,779,939)
61,387,708
CONVERTIBLE BONDS (82.6%)
Communication Services (6.0%)
8,250,000 AST SpaceMobile, Inc.*µ
1.625%, 02/01/34 8,382,082
4,750,000 IMAX Corp.*
0.750%, 11/15/30 6,116,433
5,000,000 Liberty Media Corp.-Liberty Formula
One^
2.250%, 08/15/27 6,321,050
16,500,000 Live Nation Entertainment, Inc.^
2.875%, 01/15/30 19,091,160
12,500,000 Lyft, Inc.*µ
0.000%, 09/15/30 12,644,000
4,500,000 Sirius XM Holdings, Inc.
3.750%, 03/15/28 5,148,090
57,702,815
Consumer Discretionary (4.8%)
13,250,000 DoorDash, Inc.µ
0.000%, 05/15/30 13,361,167
10,000,000 Etsy, Inc.
1.000%, 06/15/30 12,199,000
3,500,000 Lucid Group, Inc.*
5.000%, 04/01/30 1,555,295
6,250,000 NCL Corp. Ltd.µ
0.875%, 04/15/30 6,527,188
Rivian Automotive, Inc.µ
3,240,000 4.625%, 03/15/29 3,633,433
PRINCIPAL
AMOUNT a a VALUE a
9,000,000 3.625%, 10/15/30 $ 9,343,440
46,619,523
Consumer Staples (0.5%)
4,250,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 5,136,720
Energy (2.1%)
3,250,000 Energy Fuels, Inc.*µ
0.750%, 11/01/31 2,958,865
Liberty Energy, Inc.*µ
7,000,000 0.000%, 03/01/31 6,137,880
2,568,000 0.000%, 03/01/32 2,111,898
5,250,000 ProPetro Holding Corp.*µ
0.000%, 11/15/31 4,369,102
3,750,000 Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31 4,464,450
20,042,195
Financials (3.5%)
7,500,000 Barclays Bank PLC
1.000%, 02/16/29 8,126,175
12,000,000 Galaxy Digital Holdings LP*µ
0.500%, 05/01/31 9,033,120
11,500,000 Robinhood Markets, Inc.*µ
0.000%, 10/01/29 11,035,630
4,250,000 WisdomTree, Inc.*
4.625%, 08/15/30 5,441,742
33,636,667
Health Care (11.2%)
2,750,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 3,417,727
12,250,000 Bridgebio Pharma, Inc.*µ
0.750%, 02/01/33 12,676,913
1,760,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,177,085
2,250,000 Cytokinetics, Inc.*
1.750%, 10/01/31 3,148,020
7,000,000 Guardant Health, Inc.*^
0.000%, 05/15/33 10,770,480
9,250,000 Halozyme Therapeutics, Inc.*^
0.875%, 11/15/32 10,471,833
4,750,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 5,669,220
9,250,000 Ionis Pharmaceuticals, Inc.*µ
0.000%, 12/01/30 8,187,360
3,750,000 Jazz Investments I Ltd.
3.125%, 09/15/30 6,622,087
2,721,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 3,570,387
11,500,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 12,275,330
6,750,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 7,917,345
5,500,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 5,605,600

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
4,250,000 Repligen Corp.µ
1.000%, 12/15/28 $ 4,436,490
4,257,000 Revolution Medicines, Inc.
0.500%, 05/01/33 5,279,489
5,250,000 Travere Therapeutics, Inc.
0.500%, 05/15/32 6,133,575
108,358,941
Industrials (7.5%)
10,000,000 Bloom Energy Corp.*
0.000%, 11/15/30 14,055,300
18,500,000 BWX Technologies, Inc.*µ
0.000%, 11/01/30 17,859,900
5,250,000 Fluor Corp.
1.125%, 08/15/29 6,818,385
4,750,000 JBT Marel Corp.*
0.375%, 09/15/30 4,777,692
9,500,000 Knight-Swift Transportation
Holdings, Inc.*
1.000%, 11/15/31 10,380,080
14,500,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 17,079,840
1,250,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 1,382,625
72,353,822
Information Technology (36.8%)
720,000,000 JPY Advantest Corp.*µ
0.000%, 03/28/31 5,845,709
Akamai Technologies, Inc.µ
12,500,000 0.250%, 05/15/33 17,894,250
10,500,000 0.000%, 05/15/30* 9,826,530
7,250,000 Amkor Technology, Inc.*µ
0.000%, 07/15/31 6,766,860
11,500,000 Cipher Digital, Inc.*
0.000%, 10/01/31 19,018,125
3,000,000 Cleanspark, Inc.*
0.000%, 02/15/32 2,991,210
16,500,000 Cloudflare, Inc.
0.000%, 06/15/30 22,846,560
CoreWeave, Inc.*µ
7,250,000 1.750%, 12/01/31^ 6,832,473
8,000,000 1.750%, 10/01/32 7,062,240
12,250,000 CyberArk Software Ltd.
0.000%, 06/15/30 20,077,015
13,000,000 Datadog, Inc.
0.000%, 12/01/29 18,894,330
28,460,000 IREN Ltd.*
1.000%, 12/01/33 21,571,826
4,335,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 16,905,676
5,000,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 8,126,800
19,000,000 Microchip Technology, Inc.*^µ
0.000%, 02/15/30 20,281,930
7,500,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 7,343,475
PRINCIPAL
AMOUNT a a VALUE a
8,750,000 MKS, Inc.
1.250%, 06/01/30 $ 17,954,913
15,000,000 ON Semiconductor Corp.µ
0.500%, 03/01/29 16,989,450
9,500,000 Onto Innovation, Inc.*µ
0.000%, 06/01/31 10,318,805
5,250,000 Penguin Solutions, Inc.*µ
0.000%, 08/01/31 4,675,020
530,000 Seagate HDD Cayman
3.500%, 06/01/28 5,508,714
4,000,000 Semtech Corp.*
0.000%, 10/15/30 5,921,840
9,250,000 Snowflake, Inc.
0.000%, 10/01/29 18,330,355
Terawulf, Inc.*
8,500,000 1.000%, 09/01/31 13,991,765
1,211,000 0.000%, 05/01/32 1,450,391
12,500,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 16,340,125
2,115,000 Western Digital Corp.
3.000%, 11/15/28 30,532,584
354,298,971
Materials (1.3%)
8,500,000 Centrus Energy Corp.*
0.000%, 08/15/32 8,923,980
1,750,000 MP Materials Corp.*
3.000%, 03/01/30 3,571,925
12,495,905
Real Estate (3.8%)
23,250,000 Digital Realty Trust LP*µ
1.875%, 11/15/29 25,345,058
10,500,000 Realty Income Corp.*
3.500%, 01/15/29 10,906,350
36,251,408
Utilities (5.1%)
23,500,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 24,483,475
13,750,000 CMS Energy Corp.^
3.375%, 05/01/28 14,863,888
10,250,000 Duke Energy Corp.*
3.000%, 03/15/29 10,125,565
49,472,928
TOTAL CONVERTIBLE BONDS
(Cost $701,303,645)
796,369,895
CORPORATE BONDS (31.2%)
Airlines (0.3%)
654,194 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 654,089
American Airlines Pass-Through
Trust
590,000 Series B, Class B, 5.750%,
11/10/36 579,870

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
739,840 Series B, Class B, 3.950%,
01/11/32 $ 699,644
634,948 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 609,042
JetBlue Pass-Through Trust
142,787 Series 2019, Class B, 8.000%,
05/15/29 139,525
681,394 Series 1B, Class B, 7.750%,
05/15/30 684,474
3,366,644
Communication Services (4.0%)
710,000 AMC Global Media, Inc.
4.250%, 02/15/29 627,171
7,962,000 APLD ComputeCo 3 LLC*
7.000%, 06/15/31 7,779,033
475,000 Arches Buyer, Inc.*††
9.000%, 08/15/31 477,622
360,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 362,995
Clear Channel Outdoor Holdings,
Inc.*
475,000 7.875%, 04/01/30 493,763
522,000 7.500%, 03/15/33 548,392
CSC Holdings LLC*
840,000 4.625%, 12/01/30 180,256
1,590,000 4.500%, 11/15/31 903,565
356,000 DirecTV Financing LLC*^
8.875%, 02/01/30 363,173
345,000 DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*^
10.000%, 02/15/31 360,842
Discovery Global Holdings, Inc.
470,000 5.050%, 03/15/42 328,774
235,000 4.279%, 03/15/32 208,889
475,000 EW Scripps Co.*
9.875%, 08/15/30 415,516
835,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 784,791
Gray Media, Inc.*
475,000 7.250%, 08/15/33^ 469,941
475,000 5.375%, 11/15/31 351,799
955,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 699,815
240,000 iHeartCommunications, Inc.*^
7.750%, 08/15/30 210,682
237,000 Level 3 Financing, Inc.*^
7.000%, 03/31/34 241,380
605,000 Lumen Technologies, Inc. Series P^
7.600%, 09/15/39 561,277
1,230,000 McGraw-Hill Education, Inc.*^
8.000%, 08/01/29 1,221,784
475,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 484,315
930,000 Paramount Global
4.900%, 08/15/44 580,115
PRINCIPAL
AMOUNT a a VALUE a
715,000 PR RNO Property Owner 1 LLC*
6.500%, 05/01/31 $ 673,065
1,043,700 Qwest Corp.
6.500%, 09/01/51 784,883
Rogers Communications, Inc.‡
343,000 7.125%, 04/15/55^ , 5 yr. CMT
+ 2.620% 344,780
595,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 598,695
Scripps Escrow II, Inc.*
239,000 5.375%, 01/15/31 140,341
477,000 3.875%, 01/15/29 436,188
870,000 Sinclair Television Group, Inc.*^
8.125%, 02/15/33 897,275
Sirius XM Radio LLC*^
485,000 5.875%, 04/15/32 476,459
1,189,000 3.875%, 09/01/31 1,073,964
9,710,000 Stingray Compute LLC*
6.000%, 06/15/31 9,496,089
475,000 SV RNO Property Owner 1 LLC*
5.875%, 03/01/31 441,945
725,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 723,528
Time Warner Cable LLC
385,000 7.300%, 07/01/38 381,173
480,000 6.550%, 05/01/37 456,360
940,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*^
6.500%, 02/15/29 928,062
480,000 Univision Communications, Inc.*
8.500%, 07/31/31 479,597
Verizon Communications, Inc.‡
540,000 6.200%, 05/14/56 , 5 yr. CMT +
2.042% 528,428
365,000 6.050%, 05/14/58^ , 5 yr. CMT
+ 1.813% 359,284
475,000 Viasat, Inc.*
7.500%, 05/30/31 475,613
38,351,619
Consumer Discretionary (6.5%)
475,000 Academy Ltd.*
5.875%, 05/15/31 470,597
1,430,000 Adams Homes, Inc.*
9.250%, 10/15/28 1,473,844
Adient Global Holdings Ltd.*^
785,000 8.250%, 04/15/31 817,421
475,000 7.500%, 02/15/33 490,870
Advance Auto Parts, Inc.*
237,000 7.375%, 08/01/33 244,778
422,000 7.000%, 08/01/30^ 432,761
950,000 Allegiant Travel Co.*^
7.125%, 07/01/31 964,145
715,000 American Axle & Manufacturing,
Inc.*^
7.750%, 10/15/33 704,189

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
783,000 Aptiv Swiss Holdings Ltd.^‡
6.875%, 12/15/54 , 5 yr. CMT +
3.385% $ 795,105
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
475,000 6.875%, 08/01/33 474,630
837,000 4.625%, 08/01/29 805,152
Bath & Body Works, Inc.
123,000 7.500%, 06/15/29 124,721
485,000 6.875%, 11/01/35 490,655
655,000 6.625%, 10/01/30*^ 666,233
500,000 Beach Acquisition Bidco LLC*
10.000%, 07/15/33 537,190
1,110,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*^
5.750%, 01/15/33 1,071,161
604,000 Caesars Entertainment, Inc.*
4.625%, 10/15/29 575,419
CCO Holdings LLC/CCO Holdings
Capital Corp.*
950,000 7.000%, 02/01/33 910,841
586,000 5.125%, 05/01/27^ 585,127
965,000 4.750%, 03/01/30^ 902,429
478,000 4.750%, 02/01/32^ 418,097
980,000 4.500%, 08/15/30^ 895,250
951,000 4.250%, 02/01/31^ 842,510
1,100,000 4.250%, 01/15/34^ 900,570
950,000 Century Communities, Inc.*^
6.625%, 09/15/33 954,332
Churchill Downs, Inc.*^
478,000 6.750%, 05/01/31 485,256
478,000 5.750%, 04/01/30 477,321
487,000 Clarios Global LP/Clarios U.S.
Finance Co.*^
6.750%, 09/15/32 493,764
1,500,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*^
6.375%, 04/15/34 1,482,135
517,000 Dana, Inc.
4.500%, 02/15/32 516,152
DISH DBS Corp.@
1,601,000 0.000%, 07/01/28 1,537,072
375,000 0.000%, 12/01/28* 362,074
470,000 0.000%, 06/01/29 426,219
950,000 Dorman Products, Inc.*
6.250%, 06/15/34 954,902
895,000 Flutter Treasury DAC*^
5.875%, 06/04/31 885,969
1,000,000 Ford Motor Co.^
6.100%, 08/19/32 1,012,000
Ford Motor Credit Co. LLC
1,245,000 7.200%, 06/10/30 1,303,515
1,525,000 4.000%, 11/13/30 1,424,441
490,000 General Motors Co.
5.200%, 04/01/45 418,837
goeasy Ltd.*^
619,000 7.625%, 07/01/29 589,672
950,000 6.875%, 02/15/31 849,139
PRINCIPAL
AMOUNT a a VALUE a
Goodyear Tire & Rubber Co.^
1,435,000 5.625%, 04/30/33 $ 1,252,784
515,000 5.250%, 07/15/31 458,067
Group 1 Automotive, Inc.*^
600,000 6.375%, 01/15/30 603,996
407,000 4.000%, 08/15/28 393,056
607,473 Guitar Center, Inc.‡
12.000%, 08/19/32 182,242
470,000 Kohl's Corp.
5.550%, 07/17/45 323,957
965,000 Liberty Interactive LLC@
0.000%, 02/01/30 59,869
950,000 Life Time, Inc.*^
6.000%, 11/15/31 959,101
897,000 Light & Wonder International,
Inc.*^
6.250%, 10/01/33 882,217
950,000 Lindblad Expeditions LLC*^
7.000%, 09/15/30 977,959
475,000 Lithia Motors, Inc.*
5.500%, 10/01/30 469,832
635,000 M/I Homes, Inc.
3.950%, 02/15/30 598,843
Macy's Retail Holdings LLC
646,000 6.700%, 07/15/34* 627,008
1,205,000 4.300%, 02/15/43 861,635
890,000 MGM Resorts International^
6.500%, 04/15/32 884,989
1,219,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 1,184,685
712,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 740,978
NCL Corp. Ltd.*^
475,000 6.750%, 02/01/32 466,080
534,000 6.250%, 09/15/33 508,085
475,000 5.875%, 01/15/31 454,941
Newell Brands, Inc.^
475,000 8.500%, 06/01/28* 496,280
475,000 6.625%, 05/15/32 480,610
475,000 6.375%, 05/15/30 480,168
950,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 928,093
Patrick Industries, Inc.*^
475,000 6.375%, 11/01/32 469,381
849,000 4.750%, 05/01/29 831,171
Penn Entertainment, Inc.*^
950,000 6.750%, 04/01/31 953,543
570,000 4.125%, 07/01/29 543,740
500,000 PetSmart LLC/PetSmart Finance
Corp.*
7.500%, 09/15/32 506,155
590,000 Pioneer Opco LLC*
7.000%, 05/15/33 597,310
470,000 QVC, Inc.@
0.000%, 08/15/34 235,747

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
98,500 Rite Aid Corp.
0.000%, 08/30/34 $ —
950,000 Rivers Enterprise Borrower LLC*^
6.250%, 10/15/30 955,187
950,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*^
6.625%, 02/01/33 956,403
528,750 Saks Global Enterprises LLC*@
0.000%, 12/15/29 1,232
970,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 951,745
750,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 721,425
950,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*^
8.625%, 01/15/32 961,343
668,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*^
4.875%, 11/01/27 664,860
705,000 Staples, Inc.*
10.750%, 09/01/29 675,404
1,550,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 1,498,122
950,000 STL Holding Co. LLC*
8.750%, 02/15/29 985,055
594,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 608,785
240,000 Viking Cruises Ltd.*
9.125%, 07/15/31 251,546
449,000 Voyager Parent LLC*
9.250%, 07/01/32 477,471
Whirlpool Corp.
300,000 7.875%, 07/01/34* 284,709
300,000 7.500%, 07/01/31* 298,362
950,000 6.500%, 06/15/33^ 805,401
455,000 William Carter Co.*^
7.375%, 02/15/31 467,426
950,000 ZF North America Capital, Inc.*^
7.500%, 03/24/31 956,194
62,699,687
Consumer Staples (2.0%)
909,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC*^
5.750%, 03/31/34 845,997
465,000 Amneal Pharmaceuticals LLC*^
6.875%, 08/01/32 479,252
1,160,000 APi Group DE, Inc.*
4.750%, 10/15/29 1,134,329
890,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 887,802
940,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 917,647
PRINCIPAL
AMOUNT a a VALUE a
475,000 Brink's Co.*^
6.750%, 06/15/32 $ 484,320
1,099,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 1,026,576
355,000 Charlotte Buyer, Inc.*
8.000%, 06/30/31 359,136
1,185,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 1,181,646
1,092,000 Edgewell Personal Care Co.*^
4.125%, 04/01/29 1,052,142
Energizer Holdings, Inc.*^
475,000 6.000%, 09/15/33 451,654
1,096,000 4.375%, 03/31/29 1,057,081
950,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution,
Inc.*^
7.125%, 04/30/33 966,492
MPH Acquisition Holdings LLC*
819,948 6.750%, 03/31/31 494,183
395,909 5.750%, 12/31/30 305,190
950,000 Performance Food Group, Inc.*^
5.625%, 03/01/34 922,156
Post Holdings, Inc.*^
829,000 6.375%, 03/01/33 817,261
950,000 6.250%, 02/15/32 956,365
Prestige Brands, Inc.*
235,000 6.250%, 07/15/34 235,785
909,000 3.750%, 04/01/31^ 834,598
RR Donnelley & Sons Co.*
340,000 10.875%, 08/01/29 347,024
1,350,000 9.500%, 08/01/29 1,400,949
Synergy Infrastructure Holdings
LLC*
475,000 7.875%, 12/01/30^ 497,140
235,000 7.000%, 07/15/34 237,211
571,000 United Natural Foods, Inc.*
6.750%, 10/15/28 571,868
712,000 United Rentals North America,
Inc.*^
5.375%, 11/15/33 693,695
19,157,499
Energy (4.5%)
907,000 Archrock Services LP/Archrock
Partners Finance Corp.*^
6.000%, 02/01/34 888,606
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
950,000 6.625%, 10/15/32 956,897
746,000 6.625%, 07/15/33^ 749,551
Buckeye Partners LP
356,000 6.875%, 07/01/29* 364,459
710,000 6.750%, 02/01/30* 728,964
500,000 5.850%, 11/15/43^ 447,435
950,000 CNX Resources Corp.*^
5.875%, 03/01/34 921,918
1,120,000 Continental Resources, Inc.^
4.900%, 06/01/44 892,214

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
715,000 Crescent Energy Finance LLC*^
7.375%, 01/15/33 $ 718,725
Enbridge, Inc.‡
724,000 7.375%, 03/15/55^ , 5 yr. CMT
+ 3.122% 755,327
485,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 510,715
Energy Transfer LP‡
475,000 7.125%, 10/01/54^ , 5 yr. CMT
+ 2.829% 485,113
915,000 7.090%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 910,553
240,000 6.700%, 01/15/57 , 5 yr. CMT +
2.219% 236,686
240,000 6.550%, 01/15/57 , 5 yr. CMT +
2.336% 236,990
700,000 Series H, 6.500%, 08/17/26 , 5 yr.
CMT + 5.694% 700,700
Genesis Energy LP/Genesis Energy
Finance Corp.
719,000 8.875%, 04/15/30 751,060
475,000 8.000%, 05/15/33 494,447
Hilcorp Energy I LP/Hilcorp Finance
Co.*
710,000 6.875%, 05/15/34 695,523
710,000 6.250%, 04/15/32 691,022
950,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 983,687
1,425,000 Infinity Natural Resources LLC*^
7.625%, 04/01/31 1,426,496
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
950,000 6.875%, 12/01/32 968,155
475,000 6.625%, 08/15/34†† 475,437
960,000 Matador Resources Co.*
6.500%, 04/15/32 960,288
1,285,000 Nabors Industries, Inc.*
7.625%, 11/15/32 1,311,522
950,000 Oceaneering International, Inc.*
6.875%, 07/15/34 972,486
950,000 Par Petroleum LLC*
7.375%, 06/01/34 984,048
725,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 716,199
960,000 Plains All American Pipeline LP
Series B‡
8.023%, 08/30/26 , 3 mo. USD
Term SOFR + 4.372% 960,902
210,000 Seadrill Finance Ltd.*
6.750%, 07/15/34 202,501
960,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 998,477
1,306,000 Summit Midstream Holdings LLC*^
8.625%, 10/31/29 1,356,150
PRINCIPAL
AMOUNT a a VALUE a
Sunoco LP*
700,000 7.875%, 09/18/30^‡ , 5 yr. CMT
+ 4.230% $ 719,054
1,425,000 6.625%, 08/15/32 1,440,789
950,000 6.250%, 07/01/33^ 953,230
950,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*^
6.750%, 03/15/34 956,612
935,000 TGNR Intermediate Holdings LLC*^
5.500%, 10/15/29 916,964
TransCanada PipeLines Ltd.‡
240,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 240,211
470,000 6.125%, 10/17/56^ , 5 yr. CMT
+ 2.250% 469,948
1,357,000 Transocean International Ltd.*^
7.875%, 10/15/32 1,414,469
Venture Global LNG, Inc.*
480,000 9.875%, 02/01/32 511,253
480,000 9.500%, 02/01/29 514,728
1,725,000 9.000%, 09/30/29‡ , 5 yr. CMT
+ 5.440% 1,715,461
1,195,000 8.375%, 06/01/31^ 1,235,941
499,000 7.000%, 01/15/30 507,308
235,000 6.625%, 06/15/36 230,570
475,000 6.375%, 12/15/34 463,020
Venture Global Plaquemines LNG
LLC*
950,000 6.500%, 01/15/34 981,264
710,000 6.500%, 06/15/34 733,189
237,000 6.125%, 12/15/30 240,854
1,000,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 997,430
1,415,000 WBI Operating LLC*^
6.500%, 10/15/33 1,412,708
950,000 Weatherford International Ltd.*^
6.750%, 10/15/33 962,284
43,070,540
Financials (4.8%)
Acrisure LLC/Acrisure Finance,
Inc.*^
818,000 8.250%, 02/01/29 784,830
745,000 6.750%, 07/01/32 686,123
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
750,000 6.950%, 03/10/55 , 5 yr. CMT +
2.720% 768,540
450,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 452,385
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*^
1,470,000 7.375%, 10/01/32 1,481,701
950,000 6.500%, 10/01/31 950,788
Ally Financial, Inc.^‡
950,000 Series D, 7.100%, 08/15/31 , 5 yr.
CMT + 3.148% 954,750
445,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 429,955

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
475,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 $ 464,631
Asurion LLC/Asurion Co-Issuer,
Inc.*^
900,000 8.375%, 02/01/34 821,259
759,000 8.000%, 12/31/32 768,579
950,000 Azorra Finance Ltd.*^
7.250%, 01/15/31 979,269
1,410,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*^
7.125%, 05/15/31 1,424,269
950,000 Blackstone Mortgage Trust, Inc.*
6.250%, 06/01/31 910,822
Brandywine Operating Partnership
LP^
475,000 8.875%, 04/12/29 499,453
951,000 6.125%, 01/15/31 913,768
1,183,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 1,224,405
1,676,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 1,644,491
742,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*^
4.500%, 04/01/27 732,732
1,000,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 844,280
880,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 889,152
935,000 Corebridge Financial, Inc.^‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 918,142
Credit Acceptance Corp.*^
635,000 9.250%, 12/15/28 658,628
922,000 6.625%, 03/15/30 922,747
950,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 919,391
475,000 Cushman & Wakefield U.S.
Borrower LLC*^
8.875%, 09/01/31 497,691
Enstar Group Ltd.*‡
521,000 7.500%, 04/01/45 , 5 yr. CMT +
3.186% 541,892
355,000 6.693%, 07/15/37 , 1 day USD
SOFR + 2.540% 347,286
First Citizens BancShares, Inc.‡
235,000 Series B, 7.898%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 236,558
725,000 Series D, 7.000%, 12/15/30^ , 5
yr. CMT + 3.301% 728,589
475,000 GGAM Finance Ltd.*
5.875%, 03/15/30 474,805
PRINCIPAL
AMOUNT a a VALUE a
470,000 Goldman Sachs Group, Inc. Series
AA‡
6.500%, 08/10/31 , 5 yr. CMT +
2.175% $ 466,795
HUB International Ltd.*^
715,000 7.375%, 01/31/32 731,702
735,000 5.625%, 12/01/29 735,132
475,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 473,703
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*^
945,000 6.625%, 10/15/31 928,793
935,000 5.000%, 08/15/28 905,491
1,069,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 1,106,265
475,000 Newmark Group, Inc.
7.500%, 01/12/29 495,363
OneMain Finance Corp.
475,000 6.750%, 03/15/32 473,950
950,000 6.750%, 09/15/33^ 936,244
960,000 6.500%, 03/15/33^ 938,112
466,000 Osaic Holdings, Inc.*^
8.000%, 08/01/33 472,706
905,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*^
7.000%, 02/01/30 920,503
1,190,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 1,227,783
Reinsurance Group of America,
Inc.^‡
475,000 6.650%, 09/15/55 , 5 yr. CMT +
2.392% 474,777
475,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 463,861
Rocket Cos., Inc.*^
712,000 6.375%, 08/01/33 717,169
475,000 6.125%, 08/01/30 479,133
950,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 952,498
950,000 Stonebriar ABF Issuer LLC*
7.000%, 08/15/31 950,969
236,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 239,743
1,190,000 StoneX Group, Inc.*
7.875%, 03/01/31 1,240,718
1,700,000 TrueNoord Capital DAC*
8.750%, 03/01/30 1,765,110
1,123,000 United Wholesale Mortgage LLC*^
5.500%, 04/15/29 1,050,567
475,000 UWM Holdings LLC*^
6.250%, 03/15/31 424,394
475,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 493,136

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
700,000 Wells Fargo & Co. Series GG, Class
A^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% $ 699,279
950,000 XHR LP*^
6.625%, 05/15/30 969,903
46,605,710
Health Care (1.5%)
1,425,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 1,473,151
CHS/Community Health Systems,
Inc.*
571,000 10.875%, 01/15/32 602,930
538,000 6.875%, 04/15/29 519,186
1,917,000 6.125%, 04/01/30^ 1,616,376
120,000 5.250%, 05/15/30^ 111,125
DaVita, Inc.*^
925,000 6.875%, 09/01/32 951,159
1,061,000 4.625%, 06/01/30 1,023,154
1,139,000 3.750%, 02/15/31 1,052,413
Embecta Corp.*
240,000 6.750%, 02/15/30 184,603
717,000 5.000%, 02/15/30^ 554,858
Encompass Health Corp.
470,000 4.750%, 02/01/30^ 460,196
235,000 4.500%, 02/01/28 232,685
534,000 IQVIA, Inc.*^
6.250%, 06/01/32 541,727
1,443,000 Medline Borrower LP*^
5.250%, 10/01/29 1,430,807
1,760,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*^
5.125%, 04/30/31 1,744,248
Tenet Healthcare Corp.
990,000 6.875%, 11/15/31^ 1,051,380
712,000 5.500%, 11/15/32* 701,740
14,251,738
Industrials (2.4%)
1,068,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 1,093,066
1,100,000 ACCO Brands Corp.*^
4.250%, 03/15/29 1,036,827
Arcosa, Inc.*
475,000 6.875%, 08/15/32^ 490,798
538,000 4.375%, 04/15/29 526,740
Bombardier, Inc.*
480,000 8.750%, 11/15/30 506,635
300,000 7.250%, 07/01/31^ 313,176
355,000 7.000%, 06/01/32^ 366,949
237,000 6.750%, 06/15/33^ 244,259
1,485,000 Cascades, Inc./Cascades USA,
Inc.*^
6.750%, 07/15/30 1,511,121
235,000 Columbus McKinnon Corp.*^
7.125%, 02/01/33 237,190
179,250 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 178,970
PRINCIPAL
AMOUNT a a VALUE a
Deluxe Corp.*
475,000 8.125%, 09/15/29^ $ 492,257
1,265,000 8.000%, 06/01/29 1,276,512
500,000 EnerSys*
6.625%, 01/15/32 506,710
EquipmentShare.com, Inc.*
590,000 8.625%, 05/15/32 604,532
710,000 7.125%, 07/01/34^ 679,214
595,000 Granite Construction, Inc.*
6.375%, 06/15/34 595,821
Graphic Packaging International
LLC*
625,000 4.750%, 07/15/27 621,619
446,000 3.500%, 03/01/29 423,575
Herc Holdings, Inc.*
475,000 7.250%, 06/15/33 490,490
475,000 7.000%, 06/15/30^ 490,081
475,000 6.625%, 06/15/29^ 483,963
712,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 435,253
1,575,000 Ken Garff Automotive LLC*^
4.875%, 09/15/28 1,561,093
940,000 Novelis Corp.*^
4.750%, 01/30/30 903,613
950,000 Quikrete Holdings, Inc.*^
6.375%, 03/01/32 962,075
Standard Building Solutions, Inc.*^
235,000 6.500%, 08/15/32 235,961
712,000 6.250%, 08/01/33 704,624
950,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 980,124
TransDigm, Inc.*
360,000 7.125%, 12/01/31^ 371,542
1,035,000 6.875%, 12/15/30 1,061,248
710,000 6.750%, 08/15/28 715,879
235,000 6.625%, 03/01/32 239,218
174,803 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 170,310
715,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 728,149
Williams Scotsman, Inc.*
355,000 6.625%, 06/15/29 361,592
565,000 4.625%, 08/15/28 559,299
23,160,485
Information Technology (1.5%)
Block, Inc.*
238,000 6.000%, 08/15/33 236,422
470,000 5.625%, 08/15/30 468,045
710,000 CACI International, Inc.*
6.375%, 06/15/33 715,644
Cloud Software Group LLC*
475,000 8.250%, 06/30/32 450,086
712,000 6.625%, 08/15/33^ 622,466
557,000 Coherent Corp.*^
5.000%, 12/15/29 545,169
Fair Isaac Corp.*
356,000 6.000%, 05/15/33 344,911

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
480,000 4.000%, 06/15/28 $ 465,974
1,050,000 KBR, Inc.*
4.750%, 09/30/28 1,034,859
235,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 247,504
723,000 ON Semiconductor Corp.*
3.875%, 09/01/28 697,934
475,000 Open Text Corp.*
6.900%, 12/01/27 484,728
Open Text Holdings, Inc.*^
235,000 4.125%, 02/15/30 217,124
594,000 4.125%, 12/01/31 524,502
470,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 472,632
1,350,000 TTM Technologies, Inc.*^
4.000%, 03/01/29 1,296,729
Twilio, Inc.
236,000 3.875%, 03/15/31^ 220,653
680,000 3.625%, 03/15/29 653,398
1,131,000 UKG, Inc.*^
6.875%, 02/01/31 1,108,923
1,435,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 1,357,711
1,358,149 Wolfspeed, Inc.
7.000%, 06/15/31 1,165,468
950,000 Zebra Technologies Corp.*^
6.500%, 06/01/32 961,543
485,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*^
3.875%, 02/01/29 404,466
14,696,891
Materials (1.9%)
950,000 Avient Corp.*^
6.250%, 11/01/31 958,303
650,000 Bond U.S. Bidco 1, Inc./Bidco 2/
Bidco 3/German Bidco 1 GmbH/
German Bidco 2*
7.125%, 06/15/33 654,608
1,190,000 Capstone Copper Corp.*^
6.750%, 03/31/33 1,196,902
845,000 Celanese U.S. Holdings LLC^
7.379%, 07/15/32 884,352
950,000 Century Aluminum Co.*
6.875%, 08/01/32 968,031
Chemours Co.*^
805,000 8.000%, 01/15/33 793,996
475,000 7.875%, 03/15/34 462,588
1,290,000 Clearwater Paper Corp.*
4.750%, 08/15/28 1,149,158
950,000 Coeur Mining, Inc.*
6.875%, 04/01/32 973,237
1,572,000 FMC Corp.^‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 1,182,223
950,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 993,215
PRINCIPAL
AMOUNT a a VALUE a
1,185,000 Kaiser Aluminum Corp.*^
5.875%, 03/01/34 $ 1,160,245
955,000 Knife River Corp.*
7.750%, 05/01/31 986,343
426,000 Mercer International, Inc.*
12.875%, 10/01/28 190,333
1,190,000 Olin Corp.*^
6.625%, 04/01/33 1,165,664
1,105,000 Silgan Holdings, Inc.^
4.125%, 02/01/28 1,090,270
950,000 Solstice Advanced Materials, Inc.*^
5.625%, 09/30/33 930,525
530,000 Stonepeak Motion Holdco Ltd./
Stonepeak Motion Finco LLC*
6.125%, 07/15/33 527,149
950,000 Terex Corp.*^
6.250%, 10/15/32 954,902
417,320 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 4,954
WR Grace Holdings LLC*
235,000 7.000%, 08/01/33 225,612
475,000 6.625%, 08/15/32 452,475
17,905,085
Other (0.9%)
705,000 1261229 BC Ltd.*^
10.000%, 04/15/32 721,011
371,484 Claritev Corp. Series B*
6.750%, 03/31/31 222,303
EchoStar Corp.
2,393,615 10.750%, 11/30/29 2,590,466
1,012,724 6.750%, 11/30/30 1,027,834
500,000 Gen Digital, Inc.*^
6.750%, 09/30/27 501,070
475,000 Graham Holdings Co.*
5.625%, 12/01/33 465,272
885,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 927,852
1,250,000 Rfna LP*^
7.875%, 02/15/30 1,251,850
950,000 SM Energy Co.*^
7.000%, 08/01/32 966,102
8,673,760
Real Estate (0.2%)
475,000 Forestar Group, Inc.*^
6.500%, 03/15/33 477,033
630,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 615,258
662,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*^µ
3.750%, 12/15/27 647,886
1,740,177

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Special Purpose Acquisition Companies (0.1%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
780,000 6.750%, 01/15/30^ $ 766,514
477,000 4.625%, 01/15/29 463,854
1,230,368
Utilities (0.6%)
475,000 CenterPoint Energy, Inc.^‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 483,346
235,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 237,113
698,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 715,289
480,000 Emera U.S. Finance LLC Series A^‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 483,221
750,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 769,515
710,000 Evergy, Inc.^‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 721,005
475,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 472,007
718,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 738,664
350,000 PPL Capital Funding, Inc. Series
A^‡
6.659%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 345,891
Vistra Corp.*‡
250,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 251,293
450,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 452,691
5,670,035
TOTAL CORPORATE BONDS
(Cost $310,395,865)
300,580,238
U.S. GOVERNMENT AND AGENCY SECURITY (0.0%)
Other (0.0%)
580,000 Farm Credit Bank of Texas‡
7.000%, 09/15/30, 5 yr. CMT +
3.010%
(Cost $584,174) 591,637
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (0.3%)
Communication Services (0.0%)
17,477 Audacy, Inc.# 52,431
6,819 Cumulus Media, Inc. - Class A# 48
NUMBER OF
SHARES b b VALUE b
10,421 Optimum Communications, Inc. -
Class A# $ 7,943
60,422
Consumer Discretionary (0.0%)
1,446 Rite Aid Corp.# 1,446
Energy (0.3%)
4,000 Cheniere Energy Partners LP 263,600
56,650 Energy Transfer LP 1,153,394
26,095 Enterprise Products Partners LP 992,915
6,644 EP Energy Corp.# 6,644
2,416,553
Materials (0.0%)
10,901 Ardagh Holdings SA# 69,138
TOTAL COMMON STOCKS
(Cost $2,484,823)
2,547,559
CONVERTIBLE PREFERRED STOCKS (21.3%)
Communication Services (5.2%)
993,619
Alphabet, Inc.
6.250%, 05/15/29# 49,857,674
Financials (3.3%)
123,245
ARES Management Corp.
6.750%, 10/01/27 5,067,834
16,695
Bank of America Corp.#‡‡
7.250% 21,534,881
116,510
KKR & Co., Inc.^
6.250%, 03/01/28 5,055,369
31,658,084
Health Care (0.3%)
6,715
Bruker Corp.
6.375%, 09/01/28# 3,135,234
Industrials (3.2%)
333,755
Boeing Co.#
6.000%, 10/15/27 22,298,172
82,135
QXO, Inc.
5.500%, 05/15/28 3,326,467
95,000
VSE Corp.#
5.750%, 02/01/29 4,824,100
30,448,739
Information Technology (3.4%)
112,985
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 14,070,022
268,325
Oracle Corp.#
6.500%, 01/15/29 11,237,451
150,475
Super Micro Computer, Inc.#
7.000%, 06/01/29 7,579,426
32,886,899

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Materials (0.7%)
132,880
Albemarle Corp.
7.250%, 03/01/27 $ 6,614,766
Utilities (5.2%)
NextEra Energy, Inc.
184,410 7.234%, 11/01/27# 9,023,181
85,285 7.299%, 06/01/27 4,537,162
95,000 7.375%, 02/15/29# 4,531,500
385,170
PPL Corp.#
7.000%, 02/15/29 18,095,287
285,000
Southern Co.#^
7.125%, 12/15/28 14,150,250
50,337,380
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $210,390,145)
204,938,776
PREFERRED STOCKS (0.1%)
Communication Services (0.1%)
Telephone & Data Systems, Inc.
8,863 6.000%, 09/30/26 169,283
7,676 6.625%, 08/31/26 157,435
T-Mobile USA, Inc.µ
6,503 5.500%, 03/01/70 132,792
743 5.500%, 06/01/70 15,417
7,935 6.250%, 09/01/69 182,981
657,908
TOTAL PREFERRED STOCKS
(Cost $662,787)
657,908
WARRANTS (0.0%)#
Communication Services (0.0%)
498 Audacy Capital Corp.
09/30/28, Strike $1.00 —
2,987 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
42,965 McDermott International Ltd.
06/30/27, Strike $12.33 4
47,739 McDermott International Ltd.
06/30/27, Strike $15.98 5
9
TOTAL WARRANTS
(Cost $18,376)
9
TOTAL INVESTMENTS (142.0%)
(Cost $1,289,364,501)
1,367,830,740
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-13.8%)
(132,750,000)
LIABILITIES, LESS OTHER ASSETS (-28.2%)
(271,648,560)
NET ASSETS (100.0%) $ 963,432,180
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
¡¡ As of July 31, 2026, the value of unfunded loan commitments was
$269,233 for the Calamos Convertible Opportunities and Income Fund.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $274,535,640.
^ Security, or portion of security, is on loan.
†† When-issued security.
@ In default status and considered non-income producing.
# Non-income producing security.
‡‡ Perpetual maturity.
FOREIGN CURRENCY ABBREVIATION
JPY Japanese Yen
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Opportunities and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 757,010 $ — $ 757,010
Bank Loans 90 — 61,387,708 — 61,387,708
Convertible Bonds 79 — 796,369,895 — 796,369,895
Corporate Bonds 405 — 300,580,238 — 300,580,238
U.S. Government and Agency Security 1 — 591,637 — 591,637
Common Stocks 9 2,417,900 129,659 — 2,547,559
Convertible Preferred Stocks 20 204,938,776 — — 204,938,776
Preferred Stocks 5 657,908 — — 657,908
Warrants 4 — 9 — 9
Total $ 208,014,584 $ 1,159,816,156 $ — $ 1,367,830,740

Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.1%)
Other (0.1%)
850,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $827,496) $ 841,122
BANK LOANS (6.6%)i
Communication Services (1.4%)
2,164,102
Altice France SA‡
2025 USD Term Loan B14,
10.628%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 2,205,372
397,093
Audacy Capital Corp.‡
2024 Term Loan B,
9.845%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 341,996
34,852
Audacy Capital Corp.‡
2024 Term Loan A,
10.845%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 34,852
1,045,000
Cengage Learning, Inc.!
2026 Term Loan B,
0.000%, 03/24/31 1,038,720
491,243
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.981%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 491,513
489,198
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.845%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 491,162
675,000
DirecTV Financing LLC!
2025 Term Loan B,
0.000%, 02/17/31 679,374
357,692
DirecTV Financing LLC‡
2026 Term Loan B,
8.323%, 08/02/29 3 mo. USD
Term SOFR + 4.500% 360,325
506,471
DirecTV Financing LLC‡
2025 Term Loan B,
9.323%, 02/17/31 3 mo. USD
Term SOFR + 5.500% 509,753
1,032,500
Discovery Global Holdings, Inc.‡
2026 USD Term Loan B,
6.231%, 06/03/33 1 mo. USD
Term SOFR + 2.500% 1,034,544
1,000,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 1,007,315
1,141,961
iHeartCommunications, Inc.‡
2024 Term Loan,
9.620%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 1,061,664
1,050,000
Level 3 Financing, Inc.‡
2026 Term Loan B,
6.481%, 03/29/32 1 mo. USD
Term SOFR + 2.750% 1,055,030
PRINCIPAL
AMOUNT a a VALUE a
105,000
QTS Thunder Managing Issuer LLC!
Term Loan B,
0.000%, 07/22/33 $ 103,688
420,000
QTS Thunder Managing Issuer LLC‡
Term Loan B,
6.025%, 07/22/33 3 mo. USD
Term SOFR + 2.250% 414,750
616,133
TripAdvisor, Inc.‡
Term Loan,
6.481%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 596,497
1,410,000
Versant Media Group, Inc.‡
Term Loan B,
7.232%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 1,421,068
448,849
ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 452,525
159,182
ViaSat, Inc.‡
2023 Term Loan,
8.290%, 05/30/30 1 mo. USD
Term SOFR + 4.500% 160,485
1,045,000
Virgin Media Bristol LLC‡
2020 USD Term Loan Q,
7.041%, 01/31/29 1 mo. USD
Term SOFR + 3.250% 947,967
14,408,600
Consumer Discretionary (1.2%)
406,189
American Axle & Manufacturing,
Inc.!‡
1 mo. SOFR,
3.250%, 02/03/33 407,712
625,749
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.915%, 02/03/33 3 mo. USD
Term SOFR + 3.250% 628,095
1,044,757
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.481%, 09/12/32 1 mo. USD
Term SOFR + 2.750% 1,050,926
547,250
Boots Group Bidco Ltd.‡
USD Term Loan,
6.920%, 08/30/32 3 mo. USD
Term SOFR + 3.250% 549,871
609,048
Caesars Entertainment, Inc.‡
Term Loan B,
5.981%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 589,482
645,175
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.823%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 536,186
825,850
Clarios Global LP‡
2026 USD Term Loan B,
6.231%, 01/28/32 1 mo. USD
Term SOFR + 2.500% 828,691

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,029,377
Life Time Fitness, Inc.‡
2025 Term Loan,
5.667%, 11/05/31 1 mo. USD
Term SOFR + 2.000% $ 1,032,723
709,704
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.231%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 713,252
523,688
PetSmart, Inc.‡
2025 USD Term Loan B,
7.724%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 525,586
85,000
Pioneer Opco LLC‡
Term Loan B,
6.999%, 05/16/33 1 mo. USD
Term SOFR + 3.250% 85,600
1,026,375
Station Casinos LLC‡
2024 Term Loan B,
5.731%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 1,028,756
480,000
Stonepeak Motion Finco LLC!
USD Term Loan B,
0.000%, 06/24/33 480,876
566,017
United Airlines, Inc.‡
2026 Term Loan B,
5.481%, 02/22/31 1 mo. USD
Term SOFR + 1.750% 565,592
1,039,775
Voyager Parent LLC‡
Repriced Term Loan B,
7.982%, 07/01/32 3 mo. USD
Term SOFR + 4.250% 1,042,562
1,042,388
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.475%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 1,035,711
1,023,287
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.481%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 1,026,741
12,128,362
Consumer Staples (1.2%)
1,939,027
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.731%, 08/01/32 1 mo. USD
Term SOFR + 3.000% 1,947,811
534,600
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.231%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 530,590
1,127,484
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.481%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 1,132,558
2,239,489
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.981%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 2,178,407
260,000
Charlotte Buyer, Inc.!
2026 Term Loan B,
0.000%, 06/30/31 260,642
PRINCIPAL
AMOUNT a a VALUE a
1,045,000
McKesson Medical-Surgical Top
Holdings, Inc.‡
Term Loan B,
5.982%, 06/09/32 3 mo. USD
Term SOFR + 2.250% $ 1,047,289
91,985
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.573%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 92,238
1,042,138
Opal Bidco SAS‡
2026 USD Term Loan B,
6.232%, 04/28/32 3 mo. USD
Term SOFR + 2.500% 1,045,207
90,000
Prestige Brands, Inc.‡
2026 Term Loan B,
5.731%, 06/13/33 1 mo. USD
Term SOFR + 2.000% 90,366
1,432,779
Star Parent, Inc.‡
Term Loan B,
7.232%, 09/27/30 3 mo. USD
Term SOFR + 3.500% 1,439,743
1,034,576
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.823%, 06/30/28 3 mo. USD
Term SOFR + 4.000% 1,037,685
525,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.981%, 02/11/33 1 mo. USD
Term SOFR + 4.250% 527,357
485,709
United Natural Foods, Inc.‡
2026 Term Loan B,
7.731%, 05/01/31 1 mo. USD
Term SOFR + 4.000% 491,023
11,820,916
Financials (0.7%)
764,526
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.231%, 12/29/31 1 mo. USD
Term SOFR + 2.500% 761,281
661,852
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.231%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 651,871
585,000
Cushman & Wakefield U.S.
Borrower LLC‡
2026 Term Loan B,
5.981%, 06/13/33 1 mo. USD
Term SOFR + 2.250% 585,974
1,295,275
Dragon Buyer, Inc.‡
Term Loan B,
6.482%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 1,037,302
765,375
Iron Mountain, Inc.‡
2023 Term Loan B,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 764,992
722,072
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.981%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 724,849

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,045,000
Jupiter Borrower, Inc.‡
Term Loan B,
6.504%, 06/30/33 3 mo. USD
Term SOFR + 2.750% $ 1,052,618
210,000
Lockton, Inc.‡
Term Loan B,
5.823%, 05/09/33 3 mo. USD
Term SOFR + 2.000% 210,262
1,012,463
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.232%, 07/30/32 3 mo. USD
Term SOFR + 2.500% 1,007,532
6,796,681
Health Care (0.1%)
1,127,836
Padagis LLC‡
Term Loan B,
8.742%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 1,085,542
Industrials (1.0%)
960,024
ACProducts, Inc.‡
2026 First Lien Second Out Term
Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 823,221
68,664
ACProducts, Inc.‡
2026 First Lien First Out Term Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 70,483
1,037,163
Blackfin Pipeline LLC‡
Term Loan B,
6.750%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 1,040,191
1,020,993
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.731%, 09/08/32 1 mo. USD
Term SOFR + 3.000% 1,023,546
691,212
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.232%, 02/03/33 3 mo. USD
Term SOFR + 3.500% 693,662
1,405,280
EMRLD Borrower LP‡
2024 Term Loan B,
6.073%, 08/04/31 3 mo. USD
Term SOFR + 2.250% 1,406,896
1,019,230
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.481%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 1,007,126
1,036,875
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.981%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 1,038,819
2,070,091
TransDigm, Inc.‡
2023 Term Loan J,
6.231%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 2,075,131
PRINCIPAL
AMOUNT a a VALUE a
518,700
TransDigm, Inc.‡
2026 Term Loan N,
6.231%, 02/13/33 1 mo. USD
Term SOFR + 2.500% $ 519,826
1,047,500
Worthington Steel, Inc.‡
Term Loan B,
7.731%, 06/01/33 1 mo. USD
Term SOFR + 4.000% 1,052,868
10,751,769
Information Technology (0.5%)
1,378,928
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.416%, 07/30/31 3 mo. USD
Term SOFR + 2.750% 1,259,423
842,258
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.481%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 787,907
525,000
Cloud Software Group, Inc.!
2025 Term Loan B (2032),
0.000%, 08/13/32 471,697
155,000
CoreWeave Financing DDTL V LLC
1st Lien Delayed Draw Term Loan,
0.000%, 09/30/31 155,581
675,000
CoreWeave Financing DDTL V LLC!
Delayed Draw Term Loan,
0.000%, 11/17/31 675,422
297,387
CoreWeave Financing DDTL V
LLC¡¡‡
Delayed Draw Term Loan,
0.500%, 11/17/31 297,573
41,153
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.120%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 41,179
186,460
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.140%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 186,576
997,495
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.481%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 962,896
795,454
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.731%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 795,554
5,633,808
Materials (0.2%)
680,000
BASF Coatings‡
USD Term Loan B,
7.244%, 06/29/33 3 mo. USD
Term SOFR + 3.500% 683,825
517,400
Chemours Co.‡
2025 USD Term Loan B,
7.231%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 516,916

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
525,000
Ineos Finance PLC‡
2026 USD Term Loan,
8.731%, 06/25/32 1 mo. USD
Term SOFR + 5.000% $ 488,250
592,252
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.981%, 02/18/30 1 mo. USD
Term SOFR + 3.250% 562,826
764,395
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.258%, 05/03/28 1 mo. USD
Term SOFR + 2.500% 49,686
2,301,503
Other (0.2%)
1,614,773
Connect Finco SARL‡
2024 Extended Term Loan B,
8.231%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 1,624,567
Special Purpose Acquisition Companies (0.1%)
785,000
Sword Purchaser LLC‡
USD Term Loan B,
7.731%, 04/11/33 1 mo. USD
Term SOFR + 4.000% 758,228
TOTAL BANK LOANS
(Cost $68,802,470)
67,309,976
CONVERTIBLE BONDS (82.6%)
Communication Services (6.1%)
8,750,000 AST SpaceMobile, Inc.*µ
1.625%, 02/01/34 8,890,087
5,000,000 IMAX Corp.*
0.750%, 11/15/30 6,438,350
5,500,000 Liberty Media Corp.-Liberty Formula
One^
2.250%, 08/15/27 6,953,155
17,500,000 Live Nation Entertainment, Inc.^
2.875%, 01/15/30 20,248,200
13,250,000 Lyft, Inc.*µ
0.000%, 09/15/30 13,402,640
5,000,000 Sirius XM Holdings, Inc.
3.750%, 03/15/28 5,720,100
61,652,532
Consumer Discretionary (4.8%)
14,000,000 DoorDash, Inc.µ
0.000%, 05/15/30 14,117,460
10,500,000 Etsy, Inc.
1.000%, 06/15/30 12,808,950
3,750,000 Lucid Group, Inc.*
5.000%, 04/01/30 1,666,388
6,500,000 NCL Corp. Ltd.µ
0.875%, 04/15/30 6,788,275
Rivian Automotive, Inc.µ
3,635,000 4.625%, 03/15/29 4,076,398
PRINCIPAL
AMOUNT a a VALUE a
9,250,000 3.625%, 10/15/30 $ 9,602,980
49,060,451
Consumer Staples (0.6%)
4,750,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 5,741,040
Energy (2.0%)
3,250,000 Energy Fuels, Inc.*µ
0.750%, 11/01/31 2,958,865
Liberty Energy, Inc.*µ
7,250,000 0.000%, 03/01/31 6,357,090
2,703,000 0.000%, 03/01/32^ 2,222,920
5,500,000 ProPetro Holding Corp.*µ
0.000%, 11/15/31 4,577,155
4,000,000 Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31 4,762,080
20,878,110
Financials (3.5%)
8,000,000 Barclays Bank PLC Series MSFT
1.000%, 02/16/29 8,667,920
12,750,000 Galaxy Digital Holdings LP*µ
0.500%, 05/01/31 9,597,690
12,000,000 Robinhood Markets, Inc.*µ
0.000%, 10/01/29 11,515,440
4,500,000 WisdomTree, Inc.*
4.625%, 08/15/30 5,761,845
35,542,895
Health Care (11.4%)
3,000,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 3,728,430
12,750,000 Bridgebio Pharma, Inc.*µ
0.750%, 02/01/33 13,194,338
1,853,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,292,124
2,500,000 Cytokinetics, Inc.*
1.750%, 10/01/31 3,497,800
7,500,000 Guardant Health, Inc.*^
0.000%, 05/15/33 11,539,800
10,000,000 Halozyme Therapeutics, Inc.*
0.875%, 11/15/32 11,320,900
5,000,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 5,967,600
10,000,000 Ionis Pharmaceuticals, Inc.*µ
0.000%, 12/01/30 8,851,200
4,000,000 Jazz Investments I Ltd.
3.125%, 09/15/30 7,063,560
3,040,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 3,988,966
12,000,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 12,809,040
7,250,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 8,503,815
5,750,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 5,860,400

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
4,750,000 Repligen Corp.µ
1.000%, 12/15/28 $ 4,958,430
4,585,000 Revolution Medicines, Inc.
0.500%, 05/01/33 5,686,271
5,500,000 Travere Therapeutics, Inc.
0.500%, 05/15/32 6,425,650
115,688,324
Industrials (7.5%)
10,500,000 Bloom Energy Corp.*
0.000%, 11/15/30 14,758,065
19,750,000 BWX Technologies, Inc.*µ
0.000%, 11/01/30 19,066,650
5,500,000 Fluor Corp.
1.125%, 08/15/29 7,143,070
5,000,000 JBT Marel Corp.*
0.375%, 09/15/30 5,029,150
10,000,000 Knight-Swift Transportation
Holdings, Inc.*
1.000%, 11/15/31 10,926,400
15,500,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 18,257,760
1,250,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 1,382,625
76,563,720
Information Technology (36.6%)
730,000,000 JPY Advantest Corp.*µ
0.000%, 03/28/31 5,926,900
Akamai Technologies, Inc.µ
13,000,000 0.250%, 05/15/33 18,610,020
11,000,000 0.000%, 05/15/30* 10,294,460
7,500,000 Amkor Technology, Inc.*µ
0.000%, 07/15/31 7,000,200
12,250,000 Cipher Digital, Inc.*
0.000%, 10/01/31 20,258,438
3,250,000 Cleanspark, Inc.*
0.000%, 02/15/32 3,240,478
17,500,000 Cloudflare, Inc.
0.000%, 06/15/30 24,231,200
CoreWeave, Inc.*µ
7,750,000 1.750%, 12/01/31 7,303,677
8,500,000 1.750%, 10/01/32 7,503,630
12,750,000 CyberArk Software Ltd.
0.000%, 06/15/30 20,896,485
13,750,000 Datadog, Inc.
0.000%, 12/01/29 19,984,387
30,055,000 IREN Ltd.*
1.000%, 12/01/33 22,780,788
4,605,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 17,958,625
5,250,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 8,533,140
20,000,000 Microchip Technology, Inc.*^µ
0.000%, 02/15/30 21,349,400
8,000,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 7,833,040
PRINCIPAL
AMOUNT a a VALUE a
9,250,000 MKS, Inc.
1.250%, 06/01/30 $ 18,980,908
16,250,000 ON Semiconductor Corp.µ
0.500%, 03/01/29 18,405,238
10,000,000 Onto Innovation, Inc.*µ
0.000%, 06/01/31 10,861,900
5,750,000 Penguin Solutions, Inc.*µ
0.000%, 08/01/31 5,120,260
525,000 Seagate HDD Cayman
3.500%, 06/01/28 5,456,745
4,250,000 Semtech Corp.*
0.000%, 10/15/30 6,291,955
9,750,000 Snowflake, Inc.
0.000%, 10/01/29 19,321,185
Terawulf, Inc.*
9,000,000 1.000%, 09/01/31^ 14,814,810
1,275,000 0.000%, 05/01/32 1,527,042
13,250,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 17,320,532
2,105,000 Western Digital Corp.
3.000%, 11/15/28 30,388,222
372,193,665
Materials (1.3%)
8,750,000 Centrus Energy Corp.*
0.000%, 08/15/32 9,186,450
2,000,000 MP Materials Corp.*
3.000%, 03/01/30 4,082,200
13,268,650
Real Estate (3.7%)
24,500,000 Digital Realty Trust LP*µ
1.875%, 11/15/29 26,707,695
11,000,000 Realty Income Corp.*
3.500%, 01/15/29 11,425,700
38,133,395
Utilities (5.1%)
24,750,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 25,785,787
14,500,000 CMS Energy Corp.^
3.375%, 05/01/28 15,674,645
10,750,000 Duke Energy Corp.*
3.000%, 03/15/29 10,619,495
52,079,927
TOTAL CONVERTIBLE BONDS
(Cost $742,161,270)
840,802,709
CORPORATE BONDS (32.2%)
Airlines (0.3%)
711,081 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 710,967
American Airlines Pass-Through
Trust
655,000 Series B, Class B, 5.750%,
11/10/36 643,754

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
796,160 Series B, Class B, 3.950%,
01/11/32 $ 752,905
686,663 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 658,647
JetBlue Pass-Through Trust
155,406 Series 2019, Class B, 8.000%,
05/15/29 151,855
738,923 Series 1B, Class B, 7.750%,
05/15/30 742,262
3,660,390
Communication Services (4.0%)
780,000 AMC Global Media, Inc.
4.250%, 02/15/29 689,005
8,287,000 APLD ComputeCo 3 LLC*
7.000%, 06/15/31 8,096,565
520,000 Arches Buyer, Inc.*††
9.000%, 08/15/31 522,870
400,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 403,328
Clear Channel Outdoor Holdings,
Inc.*
525,000 7.875%, 04/01/30 545,738
574,000 7.500%, 03/15/33 603,022
CSC Holdings LLC*
1,000,000 4.625%, 12/01/30 214,590
1,785,000 4.500%, 11/15/31 1,014,380
392,000 DirecTV Financing LLC*^
8.875%, 02/01/30 399,899
375,000 DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*^
10.000%, 02/15/31 392,220
Discovery Global Holdings, Inc.
520,000 5.050%, 03/15/42 363,750
260,000 4.279%, 03/15/32 231,111
522,000 EW Scripps Co.*
9.875%, 08/15/30 456,630
905,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 850,582
Gray Media, Inc.*
522,000 7.250%, 08/15/33^ 516,441
515,000 5.375%, 11/15/31 381,425
1,040,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 762,102
260,000 iHeartCommunications, Inc.*^
7.750%, 08/15/30 228,238
261,000 Level 3 Financing, Inc.*^
7.000%, 03/31/34 265,823
660,000 Lumen Technologies, Inc. Series P^
7.600%, 09/15/39 612,302
1,345,000 McGraw-Hill Education, Inc.*
8.000%, 08/01/29 1,336,015
525,000 Neptune Bidco U.S., Inc.*^
9.290%, 04/15/29 535,295
1,005,000 Paramount Global
4.900%, 08/15/44 626,899
PRINCIPAL
AMOUNT a a VALUE a
782,000 PR RNO Property Owner 1 LLC*
6.500%, 05/01/31 $ 736,136
1,145,000 Qwest Corp.
6.500%, 09/01/51 861,063
Rogers Communications, Inc.‡
375,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 376,946
650,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 654,037
Scripps Escrow II, Inc.*
257,000 5.375%, 01/15/31 150,910
514,000 3.875%, 01/15/29^ 470,022
955,000 Sinclair Television Group, Inc.*^
8.125%, 02/15/33 984,939
Sirius XM Radio LLC*^
515,000 5.875%, 04/15/32 505,931
1,311,000 3.875%, 09/01/31 1,184,161
10,035,000 Stingray Compute LLC*
6.000%, 06/15/31 9,813,929
520,000 SV RNO Property Owner 1 LLC*
5.875%, 03/01/31 483,813
785,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 783,407
Time Warner Cable LLC
420,000 7.300%, 07/01/38 415,825
515,000 6.550%, 05/01/37 489,636
1,050,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*^
6.500%, 02/15/29 1,036,665
520,000 Univision Communications, Inc.*^
8.500%, 07/31/31 519,563
Verizon Communications, Inc.‡
595,000 6.200%, 05/14/56 , 5 yr. CMT +
2.042% 582,249
400,000 6.050%, 05/14/58^ , 5 yr. CMT
+ 1.813% 393,736
500,000 Viasat, Inc.*
7.500%, 05/30/31 500,645
40,991,843
Consumer Discretionary (6.8%)
525,000 Academy Ltd.*^
5.875%, 05/15/31 520,133
1,580,000 Adams Homes, Inc.*
9.250%, 10/15/28 1,628,443
Adient Global Holdings Ltd.*^
855,000 8.250%, 04/15/31 890,312
523,000 7.500%, 02/15/33 540,473
Advance Auto Parts, Inc.*^
261,000 7.375%, 08/01/33 269,566
464,000 7.000%, 08/01/30 475,832
1,045,000 Allegiant Travel Co.*
7.125%, 07/01/31 1,060,560
782,000 American Axle & Manufacturing,
Inc.*^
7.750%, 10/15/33 770,176

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Aptiv Swiss Holdings Ltd.^‡
6.875%, 12/15/54 , 5 yr. CMT +
3.385% $ 1,015,460
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
522,000 6.875%, 08/01/33 521,593
913,000 4.625%, 08/01/29 878,260
Bath & Body Works, Inc.
136,000 7.500%, 06/15/29 137,903
500,000 6.875%, 11/01/35^ 505,830
720,000 6.625%, 10/01/30*^ 732,348
550,000 Beach Acquisition Bidco LLC*
10.000%, 07/15/33 590,909
1,215,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*^
5.750%, 01/15/33 1,172,487
657,000 Caesars Entertainment, Inc.*
4.625%, 10/15/29 625,911
CCO Holdings LLC/CCO Holdings
Capital Corp.*
1,045,000 7.000%, 02/01/33 1,001,925
640,000 5.125%, 05/01/27^ 639,046
1,075,000 4.750%, 03/01/30^ 1,005,297
522,000 4.750%, 02/01/32^ 456,583
1,075,000 4.500%, 08/15/30^ 982,034
1,035,000 4.250%, 02/01/31^ 916,927
1,245,000 4.250%, 01/15/34^ 1,019,281
1,045,000 Century Communities, Inc.*^
6.625%, 09/15/33 1,049,765
Churchill Downs, Inc.*^
520,000 6.750%, 05/01/31 527,894
522,000 5.750%, 04/01/30 521,259
534,000 Clarios Global LP/Clarios U.S.
Finance Co.*^
6.750%, 09/15/32 541,417
1,645,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*^
6.375%, 04/15/34 1,625,408
561,000 Dana, Inc.
4.500%, 02/15/32 560,080
DISH DBS Corp.@
1,754,000 0.000%, 07/01/28 1,683,963
410,000 0.000%, 12/01/28* 395,867
544,000 0.000%, 06/01/29 493,326
1,045,000 Dorman Products, Inc.*
6.250%, 06/15/34 1,050,392
980,000 Flutter Treasury DAC*^
5.875%, 06/04/31 970,112
1,075,000 Ford Motor Co.^
6.100%, 08/19/32 1,087,900
Ford Motor Credit Co. LLC
1,350,000 7.200%, 06/10/30 1,413,450
1,650,000 4.000%, 11/13/30 1,541,199
510,000 General Motors Co.^
5.200%, 04/01/45 435,933
goeasy Ltd.*^
674,000 7.625%, 07/01/29 642,066
1,045,000 6.875%, 02/15/31 934,052
PRINCIPAL
AMOUNT a a VALUE a
Goodyear Tire & Rubber Co.^
1,575,000 5.625%, 04/30/33 $ 1,375,006
560,000 5.250%, 07/15/31 498,092
Group 1 Automotive, Inc.*^
650,000 6.375%, 01/15/30 654,329
445,000 4.000%, 08/15/28 429,754
661,056 Guitar Center, Inc.‡
12.000%, 08/19/32 198,317
533,000 Kohl's Corp.
5.550%, 07/17/45 367,381
1,045,000 Liberty Interactive LLC@
0.000%, 02/01/30 64,832
1,045,000 Life Time, Inc.*^
6.000%, 11/15/31 1,055,011
984,000 Light & Wonder International,
Inc.*^
6.250%, 10/01/33 967,784
1,050,000 Lindblad Expeditions LLC*^
7.000%, 09/15/30 1,080,901
525,000 Lithia Motors, Inc.*^
5.500%, 10/01/30 519,288
685,000 M/I Homes, Inc.
3.950%, 02/15/30 645,996
Macy's Retail Holdings LLC
699,000 6.700%, 07/15/34* 678,449
1,285,000 4.300%, 02/15/43 918,839
975,000 MGM Resorts International^
6.500%, 04/15/32 969,511
1,329,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 1,291,589
788,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 820,072
NCL Corp. Ltd.*^
522,000 6.750%, 02/01/32 512,197
588,000 6.250%, 09/15/33 559,464
520,000 5.875%, 01/15/31 498,040
Newell Brands, Inc.^
522,000 8.500%, 06/01/28* 545,386
522,000 6.625%, 05/15/32 528,165
520,000 6.375%, 05/15/30 525,658
1,045,000 Nissan Motor Acceptance Co.
LLC*^
6.125%, 09/30/30 1,020,902
Patrick Industries, Inc.*
522,000 6.375%, 11/01/32 515,825
923,000 4.750%, 05/01/29^ 903,617
Penn Entertainment, Inc.*
1,045,000 6.750%, 04/01/31^ 1,048,898
630,000 4.125%, 07/01/29 600,976
750,000 PetSmart LLC/PetSmart Finance
Corp.*
7.500%, 09/15/32 759,233
655,000 Pioneer Opco LLC*
7.000%, 05/15/33 663,115
525,000 QVC, Inc.@
0.000%, 08/15/34 263,335

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
106,832 Rite Aid Corp.
0.000%, 08/30/34 $ —
1,045,000 Rivers Enterprise Borrower LLC*^
6.250%, 10/15/30 1,050,706
1,045,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*^
6.625%, 02/01/33 1,052,043
588,750 Saks Global Enterprises LLC*@
0.000%, 12/15/29 1,372
1,040,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 1,020,427
810,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.^
5.250%, 07/15/29 779,139
1,047,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*^
8.625%, 01/15/32 1,059,501
721,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*^
4.875%, 11/01/27 717,611
780,000 Staples, Inc.*
10.750%, 09/01/29 747,256
1,700,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 1,643,101
1,050,000 STL Holding Co. LLC*
8.750%, 02/15/29 1,088,745
653,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 669,253
260,000 Viking Cruises Ltd.*
9.125%, 07/15/31 272,509
494,000 Voyager Parent LLC*^
9.250%, 07/01/32 525,325
Whirlpool Corp.
325,000 7.875%, 07/01/34* 308,435
325,000 7.500%, 07/01/31* 323,225
1,045,000 6.500%, 06/15/33^ 885,941
550,000 William Carter Co.*^
7.375%, 02/15/31 565,021
1,025,000 ZF North America Capital, Inc.*^
7.500%, 03/24/31 1,031,683
69,052,627
Consumer Staples (2.1%)
996,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC*^
5.750%, 03/31/34 926,967
507,000 Amneal Pharmaceuticals LLC*^
6.875%, 08/01/32 522,540
1,255,000 APi Group DE, Inc.*
4.750%, 10/15/29 1,227,227
975,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 972,592
1,100,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 1,073,842
PRINCIPAL
AMOUNT a a VALUE a
525,000 Brink's Co.*^
6.750%, 06/15/32 $ 535,301
1,191,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 1,112,513
390,000 Charlotte Buyer, Inc.*
8.000%, 06/30/31 394,544
1,295,000 Dentsply Sirona, Inc.^‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 1,291,335
1,188,000 Edgewell Personal Care Co.*^
4.125%, 04/01/29 1,144,638
Energizer Holdings, Inc.*^
522,000 6.000%, 09/15/33 496,344
1,185,000 4.375%, 03/31/29 1,142,921
1,045,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution,
Inc.*^
7.125%, 04/30/33 1,063,141
MPH Acquisition Holdings LLC*
882,421 6.750%, 03/31/31 531,835
429,160 5.750%, 12/31/30 330,822
1,045,000 Performance Food Group, Inc.*
5.625%, 03/01/34 1,014,371
Post Holdings, Inc.*^
918,000 6.375%, 03/01/33 905,001
1,050,000 6.250%, 02/15/32 1,057,035
Prestige Brands, Inc.*
260,000 6.250%, 07/15/34 260,868
986,000 3.750%, 04/01/31^ 905,296
RR Donnelley & Sons Co.*
375,000 10.875%, 08/01/29 382,747
1,472,000 9.500%, 08/01/29 1,527,553
Synergy Infrastructure Holdings
LLC*
522,000 7.875%, 12/01/30 546,330
260,000 7.000%, 07/15/34 262,447
598,000 United Natural Foods, Inc.*
6.750%, 10/15/28 598,909
784,000 United Rentals North America,
Inc.*^
5.375%, 11/15/33 763,843
20,990,962
Energy (4.7%)
994,000 Archrock Services LP/Archrock
Partners Finance Corp.*^
6.000%, 02/01/34 973,842
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
1,045,000 6.625%, 10/15/32 1,052,587
820,000 6.625%, 07/15/33^ 823,903
Buckeye Partners LP
392,000 6.875%, 07/01/29* 401,314
787,000 6.750%, 02/01/30* 808,021
545,000 5.850%, 11/15/43 487,704
1,045,000 CNX Resources Corp.*^
5.875%, 03/01/34 1,014,110
1,220,000 Continental Resources, Inc.^
4.900%, 06/01/44 971,876

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
785,000 Crescent Energy Finance LLC*^
7.375%, 01/15/33 $ 789,090
Enbridge, Inc.^‡
790,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 824,183
530,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 558,101
Energy Transfer LP‡
520,000 7.125%, 10/01/54^ , 5 yr. CMT
+ 2.829% 531,071
970,000 7.090%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 965,286
260,000 6.700%, 01/15/57 , 5 yr. CMT +
2.219% 256,409
260,000 6.550%, 01/15/57 , 5 yr. CMT +
2.336% 256,740
764,000 Series H, 6.500%, 08/17/26 , 5 yr.
CMT + 5.694% 764,764
Genesis Energy LP/Genesis Energy
Finance Corp.^
765,000 8.875%, 04/15/30 799,111
525,000 8.000%, 05/15/33 546,494
Hilcorp Energy I LP/Hilcorp Finance
Co.*
790,000 6.875%, 05/15/34^ 773,892
790,000 6.250%, 04/15/32 768,883
1,050,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 1,087,233
1,565,000 Infinity Natural Resources LLC*^
7.625%, 04/01/31 1,566,643
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
1,045,000 6.875%, 12/01/32 1,064,970
523,000 6.625%, 08/15/34†† 523,481
1,044,000 Matador Resources Co.*^
6.500%, 04/15/32 1,044,313
1,410,000 Nabors Industries, Inc.*^
7.625%, 11/15/32 1,439,102
1,045,000 Oceaneering International, Inc.*^
6.875%, 07/15/34 1,069,735
1,045,000 Par Petroleum LLC*^
7.375%, 06/01/34 1,082,453
770,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 760,652
1,040,000 Plains All American Pipeline LP
Series B‡
8.023%, 08/30/26 , 3 mo. USD
Term SOFR + 4.372% 1,040,978
670,000 Seadrill Finance Ltd.*
6.750%, 07/15/34 646,074
1,050,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 1,092,084
1,440,000 Summit Midstream Holdings LLC*^
8.625%, 10/31/29 1,495,296
PRINCIPAL
AMOUNT a a VALUE a
Sunoco LP*
800,000 7.875%, 09/18/30‡ , 5 yr. CMT
+ 4.230% $ 821,776
1,565,000 6.625%, 08/15/32 1,582,340
1,045,000 6.250%, 07/01/33^ 1,048,553
1,045,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*^
6.750%, 03/15/34 1,052,273
1,020,000 TGNR Intermediate Holdings LLC*^
5.500%, 10/15/29 1,000,324
TransCanada PipeLines Ltd.^‡
260,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 260,229
525,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% 524,942
1,484,000 Transocean International Ltd.*
7.875%, 10/15/32 1,546,847
Venture Global LNG, Inc.*
525,000 9.875%, 02/01/32^ 559,183
525,000 9.500%, 02/01/29 562,984
1,892,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 1,881,537
1,300,000 8.375%, 06/01/31^ 1,344,538
548,000 7.000%, 01/15/30^ 557,124
260,000 6.625%, 06/15/36 255,099
520,000 6.375%, 12/15/34 506,886
Venture Global Plaquemines LNG
LLC*
1,045,000 6.500%, 01/15/34 1,079,391
780,000 6.500%, 06/15/34 805,475
261,000 6.125%, 12/15/30 265,244
1,045,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 1,042,314
1,552,000 WBI Operating LLC*^
6.500%, 10/15/33 1,549,486
1,045,000 Weatherford International Ltd.*^
6.750%, 10/15/33 1,058,512
47,585,452
Financials (5.0%)
Acrisure LLC/Acrisure Finance,
Inc.*^
871,000 8.250%, 02/01/29 835,681
820,000 6.750%, 07/01/32 755,195
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
775,000 6.950%, 03/10/55 , 5 yr. CMT +
2.720% 794,158
425,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 427,253
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*^
1,615,000 7.375%, 10/01/32 1,627,855
1,045,000 6.500%, 10/01/31 1,045,867
Ally Financial, Inc.^‡
1,045,000 Series D, 7.100%, 08/15/31 , 5 yr.
CMT + 3.148% 1,050,225
480,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 463,771

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
520,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 $ 508,649
Asurion LLC/Asurion Co-Issuer,
Inc.*^
990,000 8.375%, 02/01/34 903,385
828,000 8.000%, 12/31/32 838,449
1,045,000 Azorra Finance Ltd.*^
7.250%, 01/15/31 1,077,197
1,545,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*^
7.125%, 05/15/31 1,560,635
1,045,000 Blackstone Mortgage Trust, Inc.*
6.250%, 06/01/31 1,001,904
Brandywine Operating Partnership
LP^
525,000 8.875%, 04/12/29 552,027
1,042,000 6.125%, 01/15/31 1,001,206
1,304,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 1,349,640
1,819,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 1,784,803
807,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 796,921
1,050,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 886,494
965,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 975,036
1,020,000 Corebridge Financial, Inc.‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 1,001,609
Credit Acceptance Corp.*^
690,000 9.250%, 12/15/28 715,675
1,014,000 6.625%, 03/15/30 1,014,821
1,045,000 CrossCountry Intermediate HoldCo
LLC*^
6.500%, 10/01/30 1,011,330
520,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 544,840
Enstar Group Ltd.*‡
570,000 7.500%, 04/01/45 , 5 yr. CMT +
3.186% 592,857
400,000 6.693%, 07/15/37 , 1 day USD
SOFR + 2.540% 391,308
First Citizens BancShares, Inc.‡
260,000 Series B, 7.898%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 261,724
775,000 Series D, 7.000%, 12/15/30^ , 5
yr. CMT + 3.301% 778,836
522,000 GGAM Finance Ltd.*^
5.875%, 03/15/30 521,786
PRINCIPAL
AMOUNT a a VALUE a
525,000 Goldman Sachs Group, Inc. Series
AA‡
6.500%, 08/10/31 , 5 yr. CMT +
2.175% $ 521,420
HUB International Ltd.*^
785,000 7.375%, 01/31/32 803,338
806,000 5.625%, 12/01/29 806,145
520,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 518,580
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*^
1,040,000 6.625%, 10/15/31 1,022,164
1,055,000 5.000%, 08/15/28 1,021,704
1,176,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 1,216,995
525,000 Newmark Group, Inc.
7.500%, 01/12/29 547,507
OneMain Finance Corp.
522,000 6.750%, 03/15/32 520,846
1,045,000 6.750%, 09/15/33^ 1,029,868
1,052,000 6.500%, 03/15/33^ 1,028,014
516,000 Osaic Holdings, Inc.*^
8.000%, 08/01/33 523,425
985,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*^
7.000%, 02/01/30 1,001,873
1,305,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 1,346,434
Reinsurance Group of America,
Inc.‡
520,000 6.650%, 09/15/55 , 5 yr. CMT +
2.392% 519,756
525,000 6.375%, 09/15/56^ , 5 yr. CMT
+ 2.344% 512,689
Rocket Cos., Inc.*^
784,000 6.375%, 08/01/33 789,692
523,000 6.125%, 08/01/30 527,550
1,045,000 Starwood Property Trust, Inc.*^
6.000%, 04/15/30 1,047,748
1,045,000 Stonebriar ABF Issuer LLC*
7.000%, 08/15/31 1,046,066
257,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 261,076
1,310,000 StoneX Group, Inc.*
7.875%, 03/01/31 1,365,832
1,865,000 TrueNoord Capital DAC*
8.750%, 03/01/30 1,936,430
1,212,000 United Wholesale Mortgage LLC*^
5.500%, 04/15/29 1,133,826
522,000 UWM Holdings LLC*^
6.250%, 03/15/31 466,386
525,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 545,045

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
765,000 Wells Fargo & Co. Series GG, Class
A^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% $ 764,212
1,045,000 XHR LP*^
6.625%, 05/15/30 1,066,893
50,962,651
Health Care (1.5%)
1,564,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 1,616,848
CHS/Community Health Systems,
Inc.*
628,000 10.875%, 01/15/32 663,118
594,000 6.875%, 04/15/29 573,228
2,075,000 6.125%, 04/01/30^ 1,749,598
130,000 5.250%, 05/15/30^ 120,385
DaVita, Inc.*
1,010,000 6.875%, 09/01/32^ 1,038,563
1,154,000 4.625%, 06/01/30 1,112,837
1,220,000 3.750%, 02/15/31 1,127,256
Embecta Corp.*
260,000 6.750%, 02/15/30 199,987
783,000 5.000%, 02/15/30^ 605,932
Encompass Health Corp.
525,000 4.750%, 02/01/30^ 514,048
263,000 4.500%, 02/01/28 260,409
588,000 IQVIA, Inc.*^
6.250%, 06/01/32 596,508
1,557,000 Medline Borrower LP*^
5.250%, 10/01/29 1,543,843
1,900,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*^
5.125%, 04/30/31 1,882,995
Tenet Healthcare Corp.
1,085,000 6.875%, 11/15/31^ 1,152,270
784,000 5.500%, 11/15/32* 772,703
15,530,528
Industrials (2.5%)
1,177,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 1,204,624
1,200,000 ACCO Brands Corp.*^
4.250%, 03/15/29 1,131,084
Arcosa, Inc.*
522,000 6.875%, 08/15/32^ 539,362
587,000 4.375%, 04/15/29 574,714
Bombardier, Inc.*
520,000 8.750%, 11/15/30 548,855
325,000 7.250%, 07/01/31^ 339,274
395,000 7.000%, 06/01/32^ 408,296
263,000 6.750%, 06/15/33^ 271,056
1,630,000 Cascades, Inc./Cascades USA,
Inc.*^
6.750%, 07/15/30 1,658,672
260,000 Columbus McKinnon Corp.*^
7.125%, 02/01/33 262,423
192,750 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 192,449
PRINCIPAL
AMOUNT a a VALUE a
Deluxe Corp.*
520,000 8.125%, 09/15/29 $ 538,892
1,360,000 8.000%, 06/01/29 1,372,376
500,000 EnerSys*
6.625%, 01/15/32 506,710
EquipmentShare.com, Inc.*
655,000 8.625%, 05/15/32 671,133
785,000 7.125%, 07/01/34^ 750,962
650,000 Granite Construction, Inc.*
6.375%, 06/15/34 650,897
Graphic Packaging International
LLC*
675,000 4.750%, 07/15/27 671,348
484,000 3.500%, 03/01/29^ 459,664
Herc Holdings, Inc.*
522,000 7.250%, 06/15/33 539,022
522,000 7.000%, 06/15/30^ 538,574
525,000 6.625%, 06/15/29^ 534,907
788,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 481,712
1,690,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 1,675,077
1,040,000 Novelis Corp.*^
4.750%, 01/30/30 999,742
1,045,000 Quikrete Holdings, Inc.*^
6.375%, 03/01/32 1,058,282
Standard Building Solutions, Inc.*^
265,000 6.500%, 08/15/32 266,084
784,000 6.250%, 08/01/33 775,878
1,045,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 1,078,137
TransDigm, Inc.*
390,000 7.125%, 12/01/31^ 402,503
1,125,000 6.875%, 12/15/30 1,153,530
790,000 6.750%, 08/15/28 796,541
254,000 6.625%, 03/01/32 258,559
189,198 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 184,336
782,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 796,381
Williams Scotsman, Inc.*
390,000 6.625%, 06/15/29 397,242
604,000 4.625%, 08/15/28 597,906
25,287,204
Information Technology (1.6%)
Block, Inc.*
261,000 6.000%, 08/15/33 259,270
520,000 5.625%, 08/15/30 517,837
782,000 CACI International, Inc.*
6.375%, 06/15/33 788,217
Cloud Software Group LLC*
525,000 8.250%, 06/30/32 497,464
788,000 6.625%, 08/15/33 688,909
604,000 Coherent Corp.*^
5.000%, 12/15/29 591,171
Fair Isaac Corp.*
392,000 6.000%, 05/15/33 379,789

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
520,000 4.000%, 06/15/28 $ 504,806
1,130,000 KBR, Inc.*
4.750%, 09/30/28 1,113,705
260,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 273,835
771,000 ON Semiconductor Corp.*
3.875%, 09/01/28 744,269
525,000 Open Text Corp.*
6.900%, 12/01/27 535,752
Open Text Holdings, Inc.*^
260,000 4.125%, 02/15/30 240,222
651,000 4.125%, 12/01/31 574,833
510,000 Qnity Electronics, Inc.*^
6.250%, 08/15/33 512,856
1,450,000 TTM Technologies, Inc.*
4.000%, 03/01/29 1,392,783
Twilio, Inc.
259,000 3.875%, 03/15/31^ 242,157
725,000 3.625%, 03/15/29 696,638
1,239,000 UKG, Inc.*^
6.875%, 02/01/31 1,214,815
1,555,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 1,471,248
1,466,462 Wolfspeed, Inc.
7.000%, 06/15/31 1,258,415
1,050,000 Zebra Technologies Corp.*^
6.500%, 06/01/32 1,062,757
530,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 441,993
16,003,741
Materials (1.9%)
1,045,000 Avient Corp.*^
6.250%, 11/01/31 1,054,133
700,000 Bond U.S. Bidco 1, Inc./Bidco 2/
Bidco 3/German Bidco 1 GmbH/
German Bidco 2*
7.125%, 06/15/33 704,963
1,305,000 Capstone Copper Corp.*^
6.750%, 03/31/33 1,312,569
925,000 Celanese U.S. Holdings LLC^
7.379%, 07/15/32 968,077
1,050,000 Century Aluminum Co.*
6.875%, 08/01/32 1,069,929
Chemours Co.*^
888,000 8.000%, 01/15/33 875,861
522,000 7.875%, 03/15/34 508,360
1,375,000 Clearwater Paper Corp.*
4.750%, 08/15/28 1,224,877
1,045,000 Coeur Mining, Inc.*
6.875%, 04/01/32 1,070,561
1,721,000 FMC Corp.^‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 1,294,278
1,045,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 1,092,537
PRINCIPAL
AMOUNT a a VALUE a
1,305,000 Kaiser Aluminum Corp.*^
5.875%, 03/01/34 $ 1,277,739
1,040,000 Knife River Corp.*
7.750%, 05/01/31 1,074,133
459,000 Mercer International, Inc.*
12.875%, 10/01/28 205,077
1,305,000 Olin Corp.*^
6.625%, 04/01/33 1,278,313
1,194,000 Silgan Holdings, Inc.^
4.125%, 02/01/28 1,178,084
1,045,000 Solstice Advanced Materials, Inc.*^
5.625%, 09/30/33 1,023,577
540,000 Stonepeak Motion Holdco Ltd./
Stonepeak Motion Finco LLC*
6.125%, 07/15/33 537,095
1,045,000 Terex Corp.*^
6.250%, 10/15/32 1,050,392
454,861 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 5,399
WR Grace Holdings LLC*
260,000 7.000%, 08/01/33 249,613
515,000 6.625%, 08/15/32 490,579
19,546,146
Other (0.9%)
760,000 1261229 BC Ltd.*^
10.000%, 04/15/32 777,260
410,588 Claritev Corp. Series B*
6.750%, 03/31/31 245,704
EchoStar Corp.
2,623,550 10.750%, 11/30/29 2,839,311
1,099,886 6.750%, 11/30/30 1,116,296
475,000 Gen Digital, Inc.*
6.750%, 09/30/27 476,017
522,000 Graham Holdings Co.*
5.625%, 12/01/33 511,309
965,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 1,011,725
1,265,000 Rfna LP*
7.875%, 02/15/30 1,266,872
1,045,000 SM Energy Co.*^
7.000%, 08/01/32 1,062,713
9,307,207
Real Estate (0.2%)
522,000 Forestar Group, Inc.*^
6.500%, 03/15/33 524,234
650,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 634,790
722,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 706,607
1,865,631

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Special Purpose Acquisition Companies (0.1%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
855,000 6.750%, 01/15/30^ $ 840,217
524,000 4.625%, 01/15/29 509,559
1,349,776
Utilities (0.6%)
525,000 CenterPoint Energy, Inc.^‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 534,224
260,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 262,337
765,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 783,949
520,000 Emera U.S. Finance LLC Series A^‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 523,489
820,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 841,336
770,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 781,935
525,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 521,693
780,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 802,448
379,000 PPL Capital Funding, Inc. Series
A^‡
6.659%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 374,551
Vistra Corp.*‡
270,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 271,396
525,000 7.000%, 12/15/26^ , 5 yr. CMT
+ 5.740% 528,140
6,225,498
TOTAL CORPORATE BONDS
(Cost $339,085,803)
328,359,656
U.S. GOVERNMENT AND AGENCY SECURITY (0.0%)
Other (0.0%)
650,000 Farm Credit Bank of Texas^‡
7.000%, 09/15/30, 5 yr. CMT +
3.010%
(Cost $654,678) 663,042
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (0.3%)
Communication Services (0.0%)
17,927 Audacy, Inc.# 53,781
7,383 Cumulus Media, Inc. - Class A# 53
NUMBER OF
SHARES b b VALUE b
11,286 Optimum Communications, Inc. -
Class A# $ 8,602
62,436
Consumer Discretionary (0.0%)
1,568 Rite Aid Corp.# 1,568
Energy (0.3%)
4,350 Cheniere Energy Partners LP 286,665
61,575 Energy Transfer LP 1,253,667
28,485 Enterprise Products Partners LP 1,083,854
7,238 EP Energy Corp.# 7,238
2,631,424
Materials (0.0%)
11,791 Ardagh Holdings SA# 74,783
TOTAL COMMON STOCKS
(Cost $2,680,608)
2,770,211
CONVERTIBLE PREFERRED STOCKS (21.3%)
Communication Services (5.2%)
1,049,664
Alphabet, Inc.
6.250%, 05/15/29# 52,669,905
Financials (3.3%)
131,065
ARES Management Corp.
6.750%, 10/01/27 5,389,393
17,555
Bank of America Corp.#‡‡
7.250% 22,644,194
123,900
KKR & Co., Inc.^
6.250%, 03/01/28 5,376,021
33,409,608
Health Care (0.3%)
7,060
Bruker Corp.
6.375%, 09/01/28# 3,296,314
Industrials (3.1%)
350,840
Boeing Co.#
6.000%, 10/15/27 23,439,620
87,620
QXO, Inc.
5.500%, 05/15/28 3,548,610
100,000
VSE Corp.#
5.750%, 02/01/29 5,078,000
32,066,230
Information Technology (3.4%)
118,790
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 14,792,919
282,125
Oracle Corp.#
6.500%, 01/15/29 11,815,395
158,185
Super Micro Computer, Inc.#
7.000%, 06/01/29 7,967,778
34,576,092

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Materials (0.7%)
143,115
Albemarle Corp.
7.250%, 03/01/27 $ 7,124,265
Utilities (5.3%)
NextEra Energy, Inc.
196,360 7.234%, 11/01/27# 9,607,895
91,805 7.299%, 06/01/27 4,884,026
105,000 7.375%, 02/15/29# 5,008,500
410,140
PPL Corp.#
7.000%, 02/15/29 19,268,377
300,000
Southern Co.#
7.125%, 12/15/28 14,895,000
53,663,798
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $222,024,750)
216,806,212
PREFERRED STOCKS (0.1%)
Communication Services (0.1%)
Telephone & Data Systems, Inc.
9,735 6.000%, 09/30/26 185,938
8,366 6.625%, 08/31/26 171,587
T-Mobile USA, Inc.µ
7,072 5.500%, 03/01/70 144,410
808 5.500%, 06/01/70 16,766
8,665 6.250%, 09/01/69 199,815
718,516
TOTAL PREFERRED STOCKS
(Cost $723,823)
718,516
WARRANTS (0.0%)#
Communication Services (0.0%)
3,271 Audacy Capital Corp.
09/30/28, Strike $1.00 —
545 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
47,202 McDermott International Ltd.
06/30/27, Strike $12.33 5
52,447 McDermott International Ltd.
06/30/27, Strike $15.98 5
10
TOTAL WARRANTS
(Cost $20,125)
10
TOTAL INVESTMENTS (143.2%)
(Cost $1,376,981,023)
1,458,271,454
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-14.2%)
(144,500,000)
LIABILITIES, LESS OTHER ASSETS (-29.0%)
(295,469,258)
NET ASSETS (100.0%) $ 1,018,302,196
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
¡¡ As of July 31, 2026, the value of unfunded loan commitments was
$297,573 for the Calamos Convertible and High Income Fund.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $265,896,556.
^ Security, or portion of security, is on loan.
†† When-issued security.
@ In default status and considered non-income producing.
# Non-income producing security.
‡‡ Perpetual maturity.
FOREIGN CURRENCY ABBREVIATION
JPY Japanese Yen
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Convertible and High Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 841,122 $ — $ 841,122
Bank Loans 90 — 67,309,976 — 67,309,976
Convertible Bonds 79 — 840,802,709 — 840,802,709
Corporate Bonds 405 — 328,359,656 — 328,359,656
U.S. Government and Agency Security 1 — 663,042 — 663,042
Common Stocks 9 2,632,841 137,370 — 2,770,211
Convertible Preferred Stocks 20 216,806,212 — — 216,806,212
Preferred Stocks 5 718,516 — — 718,516
Warrants 4 — 10 — 10
Total $ 220,157,569 $ 1,238,113,885 $ — $ 1,458,271,454

Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
955,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $929,716) $ 945,025
BANK LOANS (3.6%)i
Communication Services (0.6%)
2,585,164
Altice France SA‡
2025 USD Term Loan B14,
10.628%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 2,634,463
456,384
Audacy Capital Corp.‡
2024 Term Loan B,
9.845%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 393,061
40,056
Audacy Capital Corp.‡
2024 Term Loan A,
10.845%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 40,056
1,245,000
Cengage Learning, Inc.!
2026 Term Loan B,
0.000%, 03/24/31 1,237,518
3,208,286
Charter Communications Operating
LLC‡
2024 Term Loan B5,
5.975%, 12/15/31 3 mo. USD
Term SOFR + 2.250% 3,093,782
609,141
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.981%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 609,476
575,870
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.845%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 578,182
790,000
DirecTV Financing LLC!
2025 Term Loan B,
0.000%, 02/17/31 795,119
413,049
DirecTV Financing LLC‡
2026 Term Loan B,
8.323%, 08/02/29 3 mo. USD
Term SOFR + 4.500% 416,089
588,471
DirecTV Financing LLC‡
2025 Term Loan B,
9.323%, 02/17/31 3 mo. USD
Term SOFR + 5.500% 592,284
1,230,096
Discovery Global Holdings, Inc.‡
2026 USD Term Loan B,
6.231%, 06/03/33 1 mo. USD
Term SOFR + 2.500% 1,232,532
1,183,800
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 1,192,459
1,380,286
iHeartCommunications, Inc.‡
2024 Term Loan,
9.620%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 1,283,231
PRINCIPAL
AMOUNT a a VALUE a
1,200,000
Level 3 Financing, Inc.‡
2026 Term Loan B,
6.481%, 03/29/32 1 mo. USD
Term SOFR + 2.750% $ 1,205,748
125,000
QTS Thunder Managing Issuer LLC!
Term Loan B,
0.000%, 07/22/33 123,438
500,000
QTS Thunder Managing Issuer LLC‡
Term Loan B,
6.025%, 07/22/33 3 mo. USD
Term SOFR + 2.250% 493,750
733,211
TripAdvisor, Inc.‡
Term Loan,
6.481%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 709,844
1,680,000
Versant Media Group, Inc.‡
Term Loan B,
7.232%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 1,693,188
528,645
ViaSat, Inc.!
2023 Term Loan,
0.000%, 05/30/30 532,974
189,028
ViaSat, Inc.‡
2023 Term Loan,
8.290%, 05/30/30 1 mo. USD
Term SOFR + 4.500% 190,576
1,245,000
Virgin Media Bristol LLC‡
2020 USD Term Loan Q,
7.041%, 01/31/29 1 mo. USD
Term SOFR + 3.250% 1,129,395
20,177,165
Consumer Discretionary (1.0%)
1,955,000
Adient U.S. LLC‡
2024 Term Loan B2,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 1,958,314
1,194,875
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.915%, 02/03/33 3 mo. USD
Term SOFR + 3.250% 1,199,356
1,841,155
Aramark Services, Inc.‡
2025 Term Loan,
5.481%, 06/22/30 1 mo. USD
Term SOFR + 1.750% 1,845,758
1,194,008
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.481%, 09/12/32 1 mo. USD
Term SOFR + 2.750% 1,201,058
597,000
Boots Group Bidco Ltd.‡
USD Term Loan,
6.920%, 08/30/32 3 mo. USD
Term SOFR + 3.250% 599,860
709,763
Caesars Entertainment, Inc.‡
Term Loan B,
5.981%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 686,961

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
728,900
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.823%, 09/26/31 3 mo. USD
Term SOFR + 6.000% $ 605,767
965,150
Clarios Global LP‡
2026 USD Term Loan B,
6.231%, 01/28/32 1 mo. USD
Term SOFR + 2.500% 968,470
1,975,000
DK Crown Holdings, Inc.‡
2025 Term Loan B,
5.425%, 03/04/32 1 mo. USD
Term SOFR + 1.750% 1,972,373
1,950,000
Flutter Financing BV‡
2024 Term Loan B,
5.482%, 11/30/30 3 mo. USD
Term SOFR + 1.750% 1,935,863
1,955,000
Installed Building Products, Inc.‡
2024 1st Lien Term Loan B,
5.481%, 03/28/31 1 mo. USD
Term SOFR + 1.750% 1,965,469
2,132,481
KFC Holding Co.‡
2021 Term Loan B,
5.534%, 03/15/28 1 mo. USD
Term SOFR + 1.750% 2,141,810
1,191,910
Life Time Fitness, Inc.‡
2025 Term Loan,
5.667%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 1,195,784
1,955,212
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.667%, 04/16/29 1 mo. USD
Term SOFR + 2.000% 1,960,100
1,985,000
Murphy USA, Inc.‡
Term Loan B,
5.397%, 04/07/32 1 mo. USD
Term SOFR + 1.750% 2,001,128
837,477
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.231%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 841,665
1,939,394
PENN Entertainment, Inc.‡
2022 Term Loan B,
5.731%, 05/30/33 1 mo. USD
Term SOFR + 2.000% 1,936,533
598,500
PetSmart, Inc.‡
2025 USD Term Loan B,
7.724%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 600,670
105,000
Pioneer Opco LLC‡
Term Loan B,
6.999%, 05/16/33 1 mo. USD
Term SOFR + 3.250% 105,741
1,960,000
Six Flags Entertainment Corp.‡
2024 Term Loan B,
5.731%, 05/01/31 1 mo. USD
Term SOFR + 2.000% 1,946,525
3,128,000
Station Casinos LLC‡
2024 Term Loan B,
5.731%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 3,135,257
PRINCIPAL
AMOUNT a a VALUE a
570,000
Stonepeak Motion Finco LLC!
USD Term Loan B,
0.000%, 06/24/33 $ 571,040
1,673,441
United Airlines, Inc.‡
2026 Term Loan B,
5.481%, 02/22/31 1 mo. USD
Term SOFR + 1.750% 1,672,186
1,238,775
Voyager Parent LLC‡
Repriced Term Loan B,
7.982%, 07/01/32 3 mo. USD
Term SOFR + 4.250% 1,242,095
1,206,975
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.475%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 1,199,244
1,169,478
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.481%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 1,173,425
36,662,452
Consumer Staples (0.5%)
2,290,040
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.731%, 08/01/32 1 mo. USD
Term SOFR + 3.000% 2,300,414
1,906,624
APi Group DE, Inc.‡
2026 Term Loan B,
5.481%, 05/16/33 1 mo. USD
Term SOFR + 1.750% 1,912,534
613,800
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.231%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 609,197
1,405,562
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.481%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 1,411,887
2,601,337
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.981%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 2,530,385
310,000
Charlotte Buyer, Inc.!
2026 Term Loan B,
0.000%, 06/30/31 310,766
1,245,000
McKesson Medical-Surgical Top
Holdings, Inc.‡
Term Loan B,
5.982%, 06/09/32 3 mo. USD
Term SOFR + 2.250% 1,247,727
105,252
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.573%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 105,541
1,240,641
Opal Bidco SAS‡
2026 USD Term Loan B,
6.232%, 04/28/32 3 mo. USD
Term SOFR + 2.500% 1,244,294

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,963,694
Organon & Co.‡
2024 USD Term Loan,
5.981%, 05/19/31 1 mo. USD
Term SOFR + 2.250% $ 1,965,226
1,392,311
Perrigo Investments LLC‡
2024 Term Loan B,
5.731%, 04/20/29 1 mo. USD
Term SOFR + 2.000% 1,392,311
105,000
Prestige Brands, Inc.‡
2026 Term Loan B,
5.731%, 06/13/33 1 mo. USD
Term SOFR + 2.000% 105,427
1,689,080
Star Parent, Inc.‡
Term Loan B,
7.232%, 09/27/30 3 mo. USD
Term SOFR + 3.500% 1,697,289
1,197,930
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.823%, 06/30/28 3 mo. USD
Term SOFR + 4.000% 1,201,530
630,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.981%, 02/11/33 1 mo. USD
Term SOFR + 4.250% 632,829
588,738
United Natural Foods, Inc.‡
2026 Term Loan B,
7.731%, 05/01/31 1 mo. USD
Term SOFR + 4.000% 595,179
19,262,536
Financials (0.4%)
896,848
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.231%, 12/29/31 1 mo. USD
Term SOFR + 2.500% 893,041
2,145,371
Avolon TLB Borrower 1 U.S. LLC‡
2023 Term Loan B6,
5.420%, 06/24/30 1 mo. USD
Term SOFR + 1.750% 2,150,573
710,786
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.231%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 700,068
695,000
Cushman & Wakefield U.S.
Borrower LLC‡
2026 Term Loan B,
5.981%, 06/13/33 1 mo. USD
Term SOFR + 2.250% 696,157
1,492,275
Dragon Buyer, Inc.‡
Term Loan B,
6.482%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 1,195,066
2,856,750
Iron Mountain, Inc.‡
2023 Term Loan B,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 2,855,322
2,228,980
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.981%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 2,237,550
PRINCIPAL
AMOUNT a a VALUE a
1,245,000
Jupiter Borrower, Inc.‡
Term Loan B,
6.504%, 06/30/33 3 mo. USD
Term SOFR + 2.750% $ 1,254,076
250,000
Lockton, Inc.‡
Term Loan B,
5.823%, 05/09/33 3 mo. USD
Term SOFR + 2.000% 250,312
1,201,988
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.232%, 07/30/32 3 mo. USD
Term SOFR + 2.500% 1,196,134
13,428,299
Health Care (0.1%)
2,144,674
DaVita, Inc.‡
2025 Term Loan B,
5.481%, 05/09/31 1 mo. USD
Term SOFR + 1.750% 2,146,851
1,084,001
Elanco Animal Health, Inc.‡
2025 Term Loan B,
5.397%, 10/31/32 1 mo. USD
Term SOFR + 1.750% 1,085,492
1,233,714
Padagis LLC‡
Term Loan B,
8.742%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 1,187,450
4,419,793
Industrials (0.5%)
1,106,876
ACProducts, Inc.‡
2026 First Lien Second Out Term
Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 949,146
79,167
ACProducts, Inc.‡
2026 First Lien First Out Term Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 81,265
1,200,925
Blackfin Pipeline LLC‡
Term Loan B,
6.750%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 1,204,432
1,214,292
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.731%, 09/08/32 1 mo. USD
Term SOFR + 3.000% 1,217,328
805,680
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.232%, 02/03/33 3 mo. USD
Term SOFR + 3.500% 808,536
1,302,468
EMRLD Borrower LP‡
Term Loan B,
5.916%, 05/31/30 3 mo. USD
Term SOFR + 2.250% 1,303,745
1,661,712
EMRLD Borrower LP‡
2024 Term Loan B,
6.073%, 08/04/31 3 mo. USD
Term SOFR + 2.250% 1,663,623

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
656,704
Knife River HoldCo‡
2026 Term Loan B,
5.401%, 03/08/32 3 mo. USD
Term SOFR + 1.750% $ 656,980
1,174,541
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.481%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 1,160,593
1,234,375
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.981%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 1,236,689
1,950,362
TransDigm, Inc.‡
2025 Term Loan K,
5.981%, 03/22/30 1 mo. USD
Term SOFR + 2.250% 1,952,868
2,334,360
TransDigm, Inc.‡
2023 Term Loan J,
6.231%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 2,340,044
613,463
TransDigm, Inc.‡
2026 Term Loan N,
6.231%, 02/13/33 1 mo. USD
Term SOFR + 2.500% 614,794
1,237,500
Worthington Steel, Inc.‡
Term Loan B,
7.731%, 06/01/33 1 mo. USD
Term SOFR + 4.000% 1,243,842
16,433,885
Information Technology (0.2%)
1,598,330
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.416%, 07/30/31 3 mo. USD
Term SOFR + 2.750% 1,459,811
1,002,365
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.481%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 937,682
625,000
Cloud Software Group, Inc.!
2025 Term Loan B (2032),
0.000%, 08/13/32 561,544
841,572
Coherent Corp.‡
2025 Term Loan B2,
5.481%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 843,499
185,000
CoreWeave Financing DDTL V LLC!
1st Lien Delayed Draw Term Loan,
0.000%, 09/30/31 185,694
810,000
CoreWeave Financing DDTL V LLC!
Delayed Draw Term Loan,
0.000%, 11/17/31 810,506
351,200
CoreWeave Financing DDTL V
LLC¡¡‡
Delayed Draw Term Loan,
0.500%, 11/17/31 3 mo. USD
Term SOFR + 0.500% 351,420
48,600
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.120%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 48,630
PRINCIPAL
AMOUNT a a VALUE a
220,200
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.140%, 11/17/31 1 mo. USD
Term SOFR + 4.500% $ 220,338
1,179,162
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.481%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 1,138,263
914,773
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.731%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 914,887
1,246,763
TTM Technologies, Inc.‡
2026 Term Loan,
5.397%, 05/30/30 1 mo. USD
Term SOFR + 1.750% 1,250,397
8,722,671
Materials (0.2%)
1,511,238
Axalta Coating Systems U.S.
Holdings, Inc.‡
2024 Term Loan B7,
5.482%, 12/20/29 3 mo. USD
Term SOFR + 1.750% 1,514,903
665,000
BASF Coatings‡
USD Term Loan B,
7.244%, 06/29/33 3 mo. USD
Term SOFR + 3.500% 668,741
2,284,221
Chemours Co.‡
2025 USD Term Loan B,
7.231%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 2,282,086
702,078
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.981%, 02/18/30 1 mo. USD
Term SOFR + 3.250% 667,195
625,000
Ineos U.S. Finance LLC‡
2026 USD Term Loan,
8.731%, 06/25/32 1 mo. USD
Term SOFR + 5.000% 581,250
895,840
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.258%, 05/03/28 1 mo. USD
Term SOFR + 2.500% 58,230
5,772,405
Other (0.1%)
1,917,855
Connect Finco SARL‡
2024 Extended Term Loan B,
8.231%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 1,929,487

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Special Purpose Acquisition Companies (0.0%)
940,000
Sword Purchaser LLC‡
USD Term Loan B,
7.731%, 04/11/33 1 mo. USD
Term SOFR + 4.000% $ 907,941
TOTAL BANK LOANS
(Cost $129,495,768)
127,716,634
CONVERTIBLE BONDS (19.4%)
Communication Services (0.6%)
7,745,000 Live Nation Entertainment, Inc.*
2.875%, 10/15/31 8,361,115
13,910,000 Lyft, Inc.*^
0.000%, 09/15/30 14,070,243
22,431,358
Consumer Discretionary (1.5%)
27,185,000 DoorDash, Inc.^
0.000%, 05/15/30 27,413,082
20,255,000 Etsy, Inc.
1.000%, 06/15/30 24,709,075
52,122,157
Consumer Staples (0.3%)
9,250,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 11,179,920
Energy (0.3%)
12,475,000 Liberty Energy, Inc.*
0.000%, 03/01/31 10,938,579
Financials (1.0%)
4,115,000 Federal Realty OP LP*
3.250%, 01/15/29 4,544,318
10,877,000 Kite Realty Group LP*
3.250%, 04/15/32 10,841,432
10,180,000 Robinhood Markets, Inc.*
0.000%, 10/01/29 9,768,932
9,735,000 WisdomTree, Inc.*
4.625%, 08/15/30 12,464,791
37,619,473
Health Care (2.8%)
10,595,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 10,964,236
9,035,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 11,176,114
3,897,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 4,651,147
18,680,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 19,939,406
7,920,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 9,289,685
13,615,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 13,876,408
PRINCIPAL
AMOUNT a a VALUE a
14,480,000 Revolution Medicines, Inc.
0.500%, 05/01/33 $ 17,957,951
9,015,000 Travere Therapeutics, Inc.
0.500%, 05/15/32 10,532,225
98,387,172
Industrials (2.8%)
7,115,000 Bloom Energy Corp.*
0.000%, 11/15/30 10,000,346
15,573,000 BWX Technologies, Inc.*
0.000%, 11/01/30 15,034,174
9,165,000 Fluor Corp.
1.125%, 08/15/29 11,902,952
16,940,000 JBT Marel Corp.*
0.375%, 09/15/30 17,038,760
20,600,000 Knight-Swift Transportation
Holdings, Inc.*
1.000%, 11/15/31 22,508,384
Uber Technologies, Inc.
12,000,000 Series 2028, 0.875%, 12/01/28^ 14,135,040
8,910,000 0.000%, 05/15/28 9,980,715
100,600,371
Information Technology (7.6%)
14,175,000 Akamai Technologies, Inc.
0.250%, 05/15/33 20,292,079
18,265,000 Cloudflare, Inc.
0.000%, 06/15/30 25,290,450
18,390,000 CyberArk Software Ltd.
0.000%, 06/15/30 30,140,107
11,255,000 Datadog, Inc.
0.000%, 12/01/29 16,358,129
13,555,000 IREN Ltd.*
1.000%, 12/01/33 10,274,283
2,670,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 10,412,493
19,935,000 Microchip Technology, Inc.*^
0.000%, 02/15/30 21,280,014
11,245,000 Mirion Technologies, Inc.*^
0.000%, 10/01/31 9,687,118
18,270,000 ON Semiconductor Corp.
0.500%, 03/01/29 20,693,150
11,705,000 Onto Innovation, Inc.*
0.000%, 06/01/31 12,713,854
6,966,000 Penguin Solutions, Inc.*
0.000%, 08/01/31 6,203,084
3,785,000 Seagate HDD Cayman
3.500%, 06/01/28 39,340,533
8,360,000 Snowflake, Inc.
0.000%, 10/01/29 16,566,678
2,200,000 Western Digital Corp.
3.000%, 11/15/28 31,759,662
271,011,634
Real Estate (1.4%)
11,975,000 Digital Realty Trust LP*^
1.875%, 11/15/29 13,054,067
9,920,000 Realty Income Corp.*
3.500%, 01/15/29 10,303,904

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
13,975,000 Welltower OP LLC*
3.125%, 07/15/29 $ 25,879,324
49,237,295
Utilities (1.1%)
19,835,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 20,665,095
16,655,000 CMS Energy Corp.^
3.375%, 05/01/28 18,004,221
38,669,316
TOTAL CONVERTIBLE BONDS
(Cost $571,696,921)
692,197,275
CORPORATE BONDS (10.9%)
Airlines (0.1%)
796,410 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 02/15/29 796,283
American Airlines Pass-Through
Trust
780,000 Series B, Class B, 5.750%,
11/10/36 766,607
913,920 Series B, Class B, 3.950%,
01/11/32 864,267
787,221 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 755,102
JetBlue Pass-Through Trust
178,982 Series 2019, Class B, 8.000%,
05/15/29 174,893
858,241 Series 1B, Class B, 7.750%,
05/15/30 862,120
4,219,272
Communication Services (0.9%)
945,000 AMC Global Media, Inc.
4.250%, 02/15/29 834,756
935,000 APLD ComputeCo 3 LLC*
7.000%, 06/15/31 913,514
620,000 Arches Buyer, Inc.*††
9.000%, 08/15/31 623,422
615,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 620,117
Clear Channel Outdoor Holdings,
Inc.*
600,000 7.875%, 04/01/30 623,700
666,000 7.500%, 03/15/33 699,673
CSC Holdings LLC*
1,110,000 4.625%, 12/01/30 238,195
1,960,000 4.500%, 11/15/31 1,113,829
454,000 DirecTV Financing LLC*^
8.875%, 02/01/30 463,148
450,000 DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*^
10.000%, 02/15/31 470,664
Discovery Global Holdings, Inc.
615,000 5.050%, 03/15/42 430,205
PRINCIPAL
AMOUNT a a VALUE a
310,000 4.279%, 03/15/32 $ 275,556
605,000 EW Scripps Co.*
9.875%, 08/15/30 529,236
1,030,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 968,066
Gray Media, Inc.*^
605,000 7.250%, 08/15/33 598,557
600,000 5.375%, 11/15/31 444,378
1,210,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 886,676
310,000 iHeartCommunications, Inc.*^
7.750%, 08/15/30 272,130
303,000 Level 3 Financing, Inc.*^
7.000%, 03/31/34 308,599
756,000 Lumen Technologies, Inc. Series P^
7.600%, 09/15/39 701,364
1,605,000 McGraw-Hill Education, Inc.*^
8.000%, 08/01/29 1,594,279
620,000 Neptune Bidco U.S., Inc.*^
9.290%, 04/15/29 632,158
Paramount Global
141,000 6.375%, 03/30/62‡ , 5 yr. CMT
+ 3.999% 116,771
1,160,000 4.900%, 08/15/44 723,585
932,000 PR RNO Property Owner 1 LLC*
6.500%, 05/01/31 877,338
1,559,800 Qwest Corp.
6.500%, 09/01/51 1,173,001
Rogers Communications, Inc.‡
561,000 7.125%, 04/15/55^ , 5 yr. CMT
+ 2.620% 563,912
840,000 7.000%, 04/15/55^ , 5 yr. CMT
+ 2.653% 845,216
155,000 5.250%, 03/15/82* , 5 yr. CMT
+ 3.590% 154,375
Scripps Escrow II, Inc.*
295,000 5.375%, 01/15/31 173,224
591,000 3.875%, 01/15/29^ 540,434
1,135,000 Sinclair Television Group, Inc.*^
8.125%, 02/15/33 1,170,582
Sirius XM Radio LLC*
625,000 5.875%, 04/15/32^ 613,994
1,498,000 3.875%, 09/01/31 1,353,069
940,000 Stingray Compute LLC*
6.000%, 06/15/31 919,292
620,000 SV RNO Property Owner 1 LLC*
5.875%, 03/01/31 576,854
TELUS Corp.‡
80,000 7.000%, 10/15/55 , 5 yr. CMT +
2.709% 80,699
1,060,000 6.625%, 10/15/55 , 5 yr. CMT +
2.769% 1,057,848
Time Warner Cable LLC
480,000 7.300%, 07/01/38 475,229
595,000 6.550%, 05/01/37 565,696
1,220,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*^
6.500%, 02/15/29 1,204,506

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
605,000 Univision Communications, Inc.*^
8.500%, 07/31/31 $ 604,492
Verizon Communications, Inc.‡
1,100,000 6.200%, 05/14/56 , 5 yr. CMT +
2.042% 1,076,427
1,050,000 6.050%, 05/14/58^ , 5 yr. CMT
+ 1.813% 1,033,557
650,000 Viasat, Inc.*
7.500%, 05/30/31 650,838
125,000 Vodafone Group PLC^‡
7.000%, 04/04/79 , 5 yr. USD
Swap + 4.873% 128,365
30,921,526
Consumer Discretionary (2.3%)
620,000 Academy Ltd.*^
5.875%, 05/15/31 614,253
1,800,000 Adams Homes, Inc.*
9.250%, 10/15/28 1,855,188
Adient Global Holdings Ltd.*^
1,010,000 8.250%, 04/15/31 1,051,713
605,000 7.500%, 02/15/33 625,213
Advance Auto Parts, Inc.*^
303,000 7.375%, 08/01/33 312,944
538,000 7.000%, 08/01/30 551,719
1,245,000 Allegiant Travel Co.*^
7.125%, 07/01/31 1,263,538
910,000 American Axle & Manufacturing,
Inc.*^
7.750%, 10/15/33 896,241
1,375,000 Aptiv Swiss Holdings Ltd.^‡
6.875%, 12/15/54 , 5 yr. CMT +
3.385% 1,396,258
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
605,000 6.875%, 08/01/33 604,528
1,043,000 4.625%, 08/01/29 1,003,314
Bath & Body Works, Inc.
161,000 7.500%, 06/15/29 163,252
570,000 6.875%, 11/01/35^ 576,646
1,075,000 6.625%, 10/01/30*^ 1,093,436
655,000 Beach Acquisition Bidco LLC*
10.000%, 07/15/33 703,719
1,450,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*^
5.750%, 01/15/33 1,399,265
728,000 Caesars Entertainment, Inc.*
4.625%, 10/15/29 693,551
CCO Holdings LLC/CCO Holdings
Capital Corp.*^
1,245,000 7.000%, 02/01/33 1,193,681
748,000 5.125%, 05/01/27 746,885
1,250,000 4.750%, 03/01/30 1,168,950
596,000 4.750%, 02/01/32 521,309
1,270,000 4.500%, 08/15/30 1,160,170
1,198,000 4.250%, 02/01/31 1,061,332
1,500,000 4.250%, 01/15/34 1,228,050
1,210,000 Century Communities, Inc.*
6.625%, 09/15/33 1,215,518
PRINCIPAL
AMOUNT a a VALUE a
Churchill Downs, Inc.*^
600,000 6.750%, 05/01/31 $ 609,108
596,000 5.750%, 04/01/30 595,154
615,000 Clarios Global LP/Clarios U.S.
Finance Co.*^
6.750%, 09/15/32 623,542
1,950,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*^
6.375%, 04/15/34 1,926,776
647,000 Dana, Inc.
4.500%, 02/15/32 645,939
DISH DBS Corp.@
2,073,000 0.000%, 07/01/28 1,990,225
485,000 0.000%, 12/01/28* 468,282
588,000 0.000%, 06/01/29 533,228
1,245,000 Dorman Products, Inc.*
6.250%, 06/15/34 1,251,424
1,165,000 Flutter Treasury DAC*^
5.875%, 06/04/31 1,153,245
1,240,000 Ford Motor Co.^
6.100%, 08/19/32 1,254,880
Ford Motor Credit Co. LLC
1,555,000 7.200%, 06/10/30 1,628,085
1,885,000 4.000%, 11/13/30 1,760,703
600,000 General Motors Co.^
5.200%, 04/01/45 512,862
General Motors Financial Co., Inc.‡
155,000 Series B, 6.500%, 09/30/28 , 3
mo. USD LIBOR + 3.436% 154,884
310,000 Series C, 5.700%, 09/30/30 , 5 yr.
CMT + 4.997% 305,223
goeasy Ltd.*
769,000 7.625%, 07/01/29^ 732,565
1,210,000 6.875%, 02/15/31 1,081,534
Goodyear Tire & Rubber Co.^
1,800,000 5.625%, 04/30/33 1,571,436
635,000 5.250%, 07/15/31 564,801
Group 1 Automotive, Inc.*^
775,000 6.375%, 01/15/30 780,161
511,000 4.000%, 08/15/28 493,493
811,387 Guitar Center, Inc.‡
12.000%, 08/19/32 243,416
603,000 Kohl's Corp.
5.550%, 07/17/45 415,630
1,175,000 Liberty Interactive LLC@
0.000%, 02/01/30 72,897
1,210,000 Life Time, Inc.*^
6.000%, 11/15/31 1,221,592
1,162,000 Light & Wonder International,
Inc.*^
6.250%, 10/01/33 1,142,850
1,200,000 Lindblad Expeditions LLC*^
7.000%, 09/15/30 1,235,316
600,000 Lithia Motors, Inc.*^
5.500%, 10/01/30 593,472
M/I Homes, Inc.
325,000 4.950%, 02/01/28 322,449
780,000 3.950%, 02/15/30 735,587

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Macy's Retail Holdings LLC
782,000 6.700%, 07/15/34* $ 759,009
1,515,000 4.300%, 02/15/43 1,083,301
1,165,000 MGM Resorts International^
6.500%, 04/15/32 1,158,441
1,518,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 1,475,268
900,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 936,630
NCL Corp. Ltd.*^
605,000 6.750%, 02/01/32 593,638
681,000 6.250%, 09/15/33 647,951
610,000 5.875%, 01/15/31 584,240
Newell Brands, Inc.^
605,000 8.500%, 06/01/28* 632,104
605,000 6.625%, 05/15/32 612,145
615,000 6.375%, 05/15/30 621,691
1,210,000 Nissan Motor Acceptance Co.
LLC*^
6.125%, 09/30/30 1,182,097
Patrick Industries, Inc.*^
605,000 6.375%, 11/01/32 597,843
1,028,000 4.750%, 05/01/29 1,006,412
Penn Entertainment, Inc.*^
1,245,000 6.750%, 04/01/31 1,249,644
745,000 4.125%, 07/01/29 710,678
750,000 PetSmart LLC/PetSmart Finance
Corp.*
7.500%, 09/15/32 759,233
780,000 Pioneer Opco LLC*
7.000%, 05/15/33 789,664
600,000 QVC, Inc.@
0.000%, 08/15/34 300,954
122,236 Rite Aid Corp.
0.000%, 08/30/34 —
1,210,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 1,216,607
1,210,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*^
6.625%, 02/01/33 1,218,155
686,250 Saks Global Enterprises LLC*@
0.000%, 12/15/29 1,599
1,180,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 1,157,792
900,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.^
5.250%, 07/15/29 865,710
1,242,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*^
8.625%, 01/15/32 1,256,829
801,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*^
4.875%, 11/01/27 797,235
920,000 Staples, Inc.*
10.750%, 09/01/29 881,378
PRINCIPAL
AMOUNT a a VALUE a
2,015,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 $ 1,947,558
1,200,000 STL Holding Co. LLC*
8.750%, 02/15/29 1,244,280
756,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 774,817
300,000 Viking Cruises Ltd.*
9.125%, 07/15/31 314,433
572,000 Voyager Parent LLC*^
9.250%, 07/01/32 608,271
Whirlpool Corp.
385,000 7.875%, 07/01/34* 365,377
385,000 7.500%, 07/01/31* 382,898
1,210,000 6.500%, 06/15/33^ 1,025,826
600,000 William Carter Co.*
7.375%, 02/15/31 616,386
1,225,000 ZF North America Capital, Inc.*^
7.500%, 03/24/31 1,232,987
81,330,513
Consumer Staples (0.7%)
1,181,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC*^
5.750%, 03/31/34 1,099,145
595,000 Amneal Pharmaceuticals LLC*^
6.875%, 08/01/32 613,237
1,415,000 APi Group DE, Inc.*
4.750%, 10/15/29 1,383,686
1,160,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*^
8.375%, 06/15/32 1,157,135
1,300,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 1,269,086
600,000 Brink's Co.*^
6.750%, 06/15/32 611,772
1,358,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 1,268,508
465,000 Charlotte Buyer, Inc.*
8.000%, 06/30/31 470,417
1,820,000 Dentsply Sirona, Inc.^‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 1,814,849
1,349,000 Edgewell Personal Care Co.*^
4.125%, 04/01/29 1,299,761
Energizer Holdings, Inc.*^
605,000 6.000%, 09/15/33 575,264
1,336,000 4.375%, 03/31/29 1,288,559
1,245,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution,
Inc.*^
7.125%, 04/30/33 1,266,613
290,000 Land O' Lakes, Inc.*
7.000%, 09/18/28 251,265
MPH Acquisition Holdings LLC*
1,015,175 6.750%, 03/31/31 611,846
490,730 5.750%, 12/31/30 378,284
1,245,000 Performance Food Group, Inc.*
5.625%, 03/01/34 1,208,509

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Post Holdings, Inc.*^
1,053,000 6.375%, 03/01/33 $ 1,038,090
1,200,000 6.250%, 02/15/32 1,208,040
Prestige Brands, Inc.*
310,000 6.250%, 07/15/34 311,035
1,124,000 3.750%, 04/01/31^ 1,032,001
RR Donnelley & Sons Co.*
455,000 10.875%, 08/01/29 464,400
1,750,000 9.500%, 08/01/29 1,816,045
Synergy Infrastructure Holdings
LLC*
605,000 7.875%, 12/01/30^ 633,199
310,000 7.000%, 07/15/34 312,917
711,000 United Natural Foods, Inc.*
6.750%, 10/15/28 712,081
907,000 United Rentals North America,
Inc.*^
5.375%, 11/15/33 883,681
24,979,425
Energy (1.6%)
1,178,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 1,154,110
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
1,210,000 6.625%, 10/15/32 1,218,785
963,000 6.625%, 07/15/33^ 967,584
Buckeye Partners LP
452,000 6.875%, 07/01/29* 462,740
903,000 6.750%, 02/01/30* 927,119
600,000 5.850%, 11/15/43^ 536,922
1,245,000 CNX Resources Corp.*^
5.875%, 03/01/34 1,208,198
1,450,000 Continental Resources, Inc.^
4.900%, 06/01/44 1,155,099
925,000 Crescent Energy Finance LLC*^
7.375%, 01/15/33 929,819
Enbridge, Inc.‡
902,000 7.375%, 03/15/55^ , 5 yr. CMT
+ 3.122% 941,030
296,000 7.375%, 01/15/83 , 5 yr. CMT +
3.708% 302,127
727,000 7.200%, 06/27/54^ , 5 yr. CMT
+ 2.970% 765,546
395,000 Series 20-A, 5.750%, 07/15/80 , 5
yr. CMT + 5.314% 394,518
Energy Transfer LP‡
155,000 8.000%, 05/15/54 , 5 yr. CMT +
4.020% 162,711
765,000 7.125%, 10/01/54^ , 5 yr. CMT
+ 2.829% 781,287
1,110,000 7.090%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 1,104,605
385,000 6.700%, 01/15/57 , 5 yr. CMT +
2.219% 379,683
385,000 6.550%, 01/15/57 , 5 yr. CMT +
2.336% 380,172
869,000 Series H, 6.500%, 08/17/26 , 5 yr.
CMT + 5.694% 869,869
PRINCIPAL
AMOUNT a a VALUE a
Enterprise Products Operating LLC‡
75,000 Series D, 6.897%, 08/16/77 ,
3 mo. USD Term SOFR +
3.248% $ 75,052
80,000 Series E, 5.250%, 08/16/77 ,
3 mo. USD Term SOFR +
3.295% 79,769
Genesis Energy LP/Genesis Energy
Finance Corp.^
885,000 8.875%, 04/15/30 924,462
605,000 8.000%, 05/15/33 629,769
Hilcorp Energy I LP/Hilcorp Finance
Co.*
930,000 6.875%, 05/15/34^ 911,037
930,000 6.250%, 04/15/32 905,141
1,200,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 1,242,552
1,870,000 Infinity Natural Resources LLC*^
7.625%, 04/01/31 1,871,964
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
1,210,000 6.875%, 12/01/32 1,233,123
620,000 6.625%, 08/15/34†† 620,570
1,207,000 Matador Resources Co.*^
6.500%, 04/15/32 1,207,362
1,675,000 Nabors Industries, Inc.*^
7.625%, 11/15/32 1,709,572
1,245,000 Oceaneering International, Inc.*^
6.875%, 07/15/34 1,274,469
1,245,000 Par Petroleum LLC*
7.375%, 06/01/34 1,289,621
Phillips 66 Co.‡
160,000 Series B, 6.200%, 03/15/56^ , 5
yr. CMT + 2.166% 159,360
1,075,000 Series A, 5.875%, 03/15/56 , 5 yr.
CMT + 2.283% 1,061,949
1,390,000 Plains All American Pipeline LP
Series B‡
8.023%, 08/30/26 , 3 mo. USD
Term SOFR + 4.372% 1,391,307
920,000 Seadrill Finance Ltd.*
6.750%, 07/15/34 887,147
South Bow Canadian Infrastructure
Holdings Ltd.‡
1,371,000 7.625%, 03/01/55 , 5 yr. CMT +
3.949% 1,425,950
85,000 7.500%, 03/01/55 , 5 yr. CMT +
3.667% 89,724
1,658,000 Summit Midstream Holdings LLC*^
8.625%, 10/31/29 1,721,667
Sunoco LP*
1,130,000 7.875%, 09/18/30^‡ , 5 yr. CMT
+ 4.230% 1,160,759
1,815,000 6.625%, 08/15/32 1,835,110
1,210,000 6.250%, 07/01/33^ 1,214,114
1,210,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*^
6.750%, 03/15/34 1,218,422

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,210,000 TGNR Intermediate Holdings LLC*^
5.500%, 10/15/29 $ 1,186,659
TransCanada PipeLines Ltd.‡
475,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 475,418
717,000 6.125%, 10/17/56^ , 5 yr. CMT
+ 2.250% 716,921
1,777,000 Transocean International Ltd.*^
7.875%, 10/15/32 1,852,256
Venture Global LNG, Inc.*
600,000 9.875%, 02/01/32^ 639,066
600,000 9.500%, 02/01/29 643,410
2,525,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 2,511,037
1,505,000 8.375%, 06/01/31^ 1,556,561
635,000 7.000%, 01/15/30 645,573
310,000 6.625%, 06/15/36 304,156
620,000 6.375%, 12/15/34 604,364
Venture Global Plaquemines LNG
LLC*
1,210,000 6.500%, 01/15/34^ 1,249,821
925,000 6.500%, 06/15/34 955,210
303,000 6.125%, 12/15/30 307,927
1,200,000 VOC Escrow Ltd.*
5.000%, 02/15/28 1,196,916
1,845,000 WBI Operating LLC*^
6.500%, 10/15/33 1,842,011
1,210,000 Weatherford International Ltd.*^
6.750%, 10/15/33 1,225,645
58,694,847
Financials (2.1%)
Acrisure LLC/Acrisure Finance, Inc.*
1,002,000 8.250%, 02/01/29 961,369
970,000 6.750%, 07/01/32^ 893,341
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
1,000,000 6.950%, 03/10/55^ , 5 yr. CMT
+ 2.720% 1,024,720
695,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 698,684
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*^
1,920,000 7.375%, 10/01/32 1,935,283
1,210,000 6.500%, 10/01/31 1,211,004
200,000 Allianz SE*‡
5.600%, 09/03/54 , 5 yr. CMT +
2.771% 197,902
140,000 Allstate Corp. Series B‡
6.851%, 08/15/53 , 3 mo. USD
Term SOFR + 3.200% 140,259
Ally Financial, Inc.^‡
1,705,000 Series D, 7.100%, 08/15/31 , 5 yr.
CMT + 3.148% 1,713,525
850,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 821,261
165,000 American Express Co. Series D‡
3.550%, 09/15/26 , 5 yr. CMT +
2.854% 164,531
PRINCIPAL
AMOUNT a a VALUE a
610,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*^
7.500%, 07/15/33 $ 596,684
620,000 ARES Finance Co. III LLC*‡
7.357%, 06/30/51 , 5 yr. CMT +
3.237% 620,961
Asurion LLC/Asurion Co-Issuer,
Inc.*^
1,175,000 8.375%, 02/01/34 1,072,199
985,000 8.000%, 12/31/32 997,431
350,000 AXIS Specialty Finance LLC‡
4.900%, 01/15/40 , 5 yr. CMT +
3.186% 342,734
1,210,000 Azorra Finance Ltd.*^
7.250%, 01/15/31 1,247,280
1,835,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 1,853,570
Bank of America Corp.‡
325,000 Series OO, 6.625%, 05/01/30 , 5
yr. CMT + 2.684% 331,958
270,000 Series TT, 6.125%, 04/27/27 , 5 yr.
CMT + 3.231% 271,650
165,000 Bank of New York Mellon Corp.
Series N‡
6.150%, 09/20/31 , 5 yr. CMT +
1.868% 163,665
100,000 Beacon Funding Trust*
6.266%, 08/15/54 97,410
1,245,000 Blackstone Mortgage Trust, Inc.*
6.250%, 06/01/31 1,193,656
280,000 BP Capital Markets PLC^‡
4.875%, 03/22/30 , 5 yr. CMT +
4.398% 273,764
Brandywine Operating Partnership
LP^
600,000 8.875%, 04/12/29 630,888
1,239,000 6.125%, 01/15/31 1,190,493
1,522,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 1,575,270
2,394,000 Broadstreet Partners Group LLC*^
5.875%, 04/15/29 2,348,993
930,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*^
4.500%, 04/01/27 918,384
1,250,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 1,055,350
Capital One Financial Corp.‡
275,000 Series O, 5.500%, 10/30/27 ,
3 mo. USD Term SOFR +
3.338% 273,952
573,000 Series M, 3.950%, 09/01/26^ , 5
yr. CMT + 3.157% 571,865
Charles Schwab Corp.‡
76,000 Series L, 6.100%, 06/01/31 , 5 yr.
CMT + 2.250% 75,067

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
147,000 Series H, 4.000%, 12/01/30 , 10
yr. CMT + 3.079% $ 135,941
Citigroup, Inc.‡
150,000 Series AA, 7.625%, 11/15/28 , 5
yr. CMT + 3.211% 155,263
155,000 Series BB, 7.200%, 05/15/29 , 5
yr. CMT + 2.905% 158,199
170,000 Series FF, 6.950%, 02/15/30 , 5 yr.
CMT + 2.726% 171,765
1,315,000 Series GG, 6.875%, 08/15/30 , 5
yr. CMT + 2.890% 1,328,676
164,000 Series HH, 6.625%, 02/15/31 , 5
yr. CMT + 3.001% 164,525
325,000 Series JJ, 6.500%, 05/15/31 , 5 yr.
CMT + 2.745% 324,152
Citizens Financial Group, Inc.‡
325,000 Series J, 6.750%, 10/06/31 , 5 yr.
CMT + 2.379% 322,023
450,000 Series G, 4.000%, 10/06/26 , 5 yr.
CMT + 3.215% 448,879
Corebridge Financial, Inc.‡
145,000 6.875%, 12/15/52 , 5 yr. CMT +
3.846% 146,805
1,340,000 6.375%, 09/15/54^ , 5 yr. CMT
+ 2.646% 1,315,840
Credit Acceptance Corp.*^
800,000 9.250%, 12/15/28 829,768
1,193,000 6.625%, 03/15/30 1,193,966
1,210,000 CrossCountry Intermediate HoldCo
LLC*^
6.500%, 10/01/30 1,171,014
595,000 Cushman & Wakefield U.S.
Borrower LLC*^
8.875%, 09/01/31 623,423
Enstar Group Ltd.*‡
751,000 7.500%, 04/01/45 , 5 yr. CMT +
3.186% 781,115
790,000 6.693%, 07/15/37 , 1 day USD
SOFR + 2.540% 772,833
First Citizens BancShares, Inc.‡
460,000 Series B, 7.898%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 463,050
1,225,000 Series D, 7.000%, 12/15/30^ , 5
yr. CMT + 3.301% 1,231,064
605,000 GGAM Finance Ltd.*^
5.875%, 03/15/30 604,752
Goldman Sachs Group, Inc.‡
85,000 Series X, 7.500%, 05/10/29 , 5 yr.
CMT + 2.809% 87,915
150,000 Series Z, 6.850%, 02/10/30 , 5 yr.
CMT + 2.461% 151,899
790,000 Series AA, 6.500%, 08/10/31 , 5
yr. CMT + 2.175% 784,612
HUB International Ltd.*^
900,000 7.375%, 01/31/32 921,024
955,000 5.625%, 12/01/29 955,172
Huntington Bancshares, Inc.‡
688,000 Series K, 6.250%, 10/15/30^ , 5
yr. CMT + 2.653% 686,122
PRINCIPAL
AMOUNT a a VALUE a
210,000 Series F, 5.625%, 07/15/30 , 10 yr.
CMT + 4.945% $ 209,349
350,000 Series G, 4.450%, 10/15/27 , 7 yr.
CMT + 4.045% 344,802
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*^
1,235,000 6.625%, 10/15/31 1,213,820
1,225,000 5.000%, 08/15/28 1,186,339
1,535,000 JPMorgan Chase & Co. Series PP‡
6.100%, 07/01/31 , 5 yr. CMT +
2.080% 1,529,689
320,000 KeyCorp Series D‡
5.000%, 09/15/26 , 3 mo. USD
Term SOFR + 3.868% 319,274
1,360,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 1,407,410
567,000 Liberty Mutual Group, Inc.*‡
4.125%, 12/15/51 , 5 yr. CMT +
3.315% 564,165
M&T Bank Corp.‡
85,000 Series F, 5.125%, 11/01/26 ,
3 mo. USD Term SOFR +
3.782% 84,792
80,000 Series I, 3.500%, 09/01/26 , 5 yr.
CMT + 2.679% 79,737
74,000 MetLife, Inc.
6.400%, 12/15/66 74,729
600,000 Newmark Group, Inc.
7.500%, 01/12/29 625,722
230,000 Northern Trust Corp. Series D^‡
4.600%, 10/01/26 , 3 mo. USD
Term SOFR + 3.464% 229,788
OneMain Finance Corp.
605,000 6.750%, 03/15/32 603,663
1,210,000 6.750%, 09/15/33^ 1,192,479
1,250,000 6.500%, 03/15/33^ 1,221,500
609,000 Osaic Holdings, Inc.*^
8.000%, 08/01/33 617,764
1,145,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*^
7.000%, 02/01/30 1,164,614
237,000 PartnerRe Finance B LLC‡
4.500%, 10/01/50 , 5 yr. CMT +
3.815% 226,290
PNC Financial Services Group, Inc.‡
140,000 Series V, 6.200%, 09/15/27 , 5 yr.
CMT + 3.238% 141,147
140,000 Series U, 6.000%, 05/15/27 , 5 yr.
CMT + 3.000% 140,046
1,512,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 1,560,006
Reinsurance Group of America,
Inc.^‡
775,000 6.650%, 09/15/55 , 5 yr. CMT +
2.392% 774,636
705,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 688,468

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Rocket Cos., Inc.*^
907,000 6.375%, 08/01/33 $ 913,585
605,000 6.125%, 08/01/30 610,264
1,210,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 1,213,182
160,000 State Street Corp. Series J‡
6.700%, 09/15/29 , 5 yr. CMT +
2.628% 164,520
1,245,000 Stonebriar ABF Issuer LLC*
7.000%, 08/15/31 1,246,270
309,000 Stonex Escrow Issuer LLC*^
6.875%, 07/15/32 313,901
1,500,000 StoneX Group, Inc.*^
7.875%, 03/01/31 1,563,930
2,210,000 TrueNoord Capital DAC*
8.750%, 03/01/30 2,294,643
Truist Financial Corp.‡
295,000 Series N, 6.669%, 09/01/26 , 5 yr.
CMT + 3.003% 295,407
165,000 Series S, 6.250%, 06/15/31 , 5 yr.
CMT + 2.129% 163,286
108,000 Series Q, 5.100%, 03/01/30 , 10
yr. CMT + 4.349% 107,148
U.S. Bancorp‡
320,000 Series J, 5.300%, 04/15/27 ,
3 mo. USD Term SOFR +
3.176% 319,478
85,000 Series N, 3.700%, 01/15/27 , 5 yr.
CMT + 2.541% 84,305
1,383,000 United Wholesale Mortgage LLC*^
5.500%, 04/15/29 1,293,796
605,000 UWM Holdings LLC*^
6.250%, 03/15/31 540,543
600,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 622,908
Wells Fargo & Co.‡
560,000 7.625%, 09/15/28 , 5 yr. CMT +
3.606% 585,323
1,200,000 Series GG, Class A, 6.125%,
06/15/31^ , 5 yr. CMT +
2.340% 1,198,764
1,210,000 XHR LP*
6.625%, 05/15/30 1,235,350
74,361,732
Health Care (0.5%)
1,842,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 1,904,241
CHS/Community Health Systems,
Inc.*
720,000 10.875%, 01/15/32 760,262
663,000 6.875%, 04/15/29^ 639,815
2,392,000 6.125%, 04/01/30^ 2,016,886
149,000 5.250%, 05/15/30^ 137,980
DaVita, Inc.*
1,375,000 6.875%, 09/01/32^ 1,413,885
1,326,000 4.625%, 06/01/30 1,278,702
1,395,000 3.750%, 02/15/31 1,288,952
PRINCIPAL
AMOUNT a a VALUE a
Embecta Corp.*
298,000 6.750%, 02/15/30 $ 229,216
894,000 5.000%, 02/15/30^ 691,831
Encompass Health Corp.
600,000 4.750%, 02/01/30^ 587,484
300,000 4.500%, 02/01/28 297,045
681,000 IQVIA, Inc.*^
6.250%, 06/01/32 690,854
1,789,000 Medline Borrower LP*^
5.250%, 10/01/29 1,773,883
2,200,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*^
5.125%, 04/30/31 2,180,310
Tenet Healthcare Corp.
1,290,000 6.875%, 11/15/31^ 1,369,980
907,000 5.500%, 11/15/32* 893,930
18,155,256
Industrials (0.8%)
1,357,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 1,388,849
1,355,000 ACCO Brands Corp.*^
4.250%, 03/15/29 1,277,182
Arcosa, Inc.*
605,000 6.875%, 08/15/32^ 625,122
670,000 4.375%, 04/15/29 655,977
Bombardier, Inc.*
600,000 8.750%, 11/15/30 633,294
376,000 7.250%, 07/01/31^ 392,514
450,000 7.000%, 06/01/32^ 465,147
300,000 6.750%, 06/15/33^ 309,189
1,900,000 Cascades, Inc./Cascades USA,
Inc.*^
6.750%, 07/15/30 1,933,421
310,000 Columbus McKinnon Corp.*^
7.125%, 02/01/33 312,889
221,250 Delta Air Lines, Inc./SkyMiles IP
Ltd.*
4.750%, 10/20/28 220,905
Deluxe Corp.*
615,000 8.125%, 09/15/29^ 637,343
1,565,000 8.000%, 06/01/29 1,579,242
600,000 EnerSys*
6.625%, 01/15/32 608,052
EquipmentShare.com, Inc.*
755,000 8.625%, 05/15/32 773,596
935,000 7.125%, 07/01/34 894,458
775,000 Granite Construction, Inc.*
6.375%, 06/15/34 776,070
Graphic Packaging International
LLC*
750,000 4.750%, 07/15/27 745,943
551,000 3.500%, 03/01/29^ 523,296
Herc Holdings, Inc.*
605,000 7.250%, 06/15/33 624,729
605,000 7.000%, 06/15/30 624,209
600,000 6.625%, 06/15/29^ 611,322
900,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 550,179

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,940,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 $ 1,922,870
1,140,000 Novelis Corp.*^
4.750%, 01/30/30 1,095,871
1,210,000 Quikrete Holdings, Inc.*^
6.375%, 03/01/32 1,225,379
Standard Building Solutions, Inc.*^
305,000 6.500%, 08/15/32 306,247
907,000 6.250%, 08/01/33 897,603
100,000 Stanley Black & Decker, Inc.‡
6.707%, 03/15/60 , 5 yr. CMT +
2.657% 99,159
1,210,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 1,248,369
TransDigm, Inc.*
450,000 7.125%, 12/01/31^ 464,427
1,295,000 6.875%, 12/15/30 1,327,841
900,000 6.750%, 08/15/28 907,452
298,000 6.625%, 03/01/32 303,349
314,058 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 305,986
905,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 921,643
Williams Scotsman, Inc.*
450,000 6.625%, 06/15/29 458,356
703,000 4.625%, 08/15/28 695,907
29,343,387
Information Technology (0.5%)
Block, Inc.*
302,000 6.000%, 08/15/33 299,998
615,000 5.625%, 08/15/30 612,442
915,000 CACI International, Inc.*^
6.375%, 06/15/33 922,274
Cloud Software Group LLC*
625,000 8.250%, 06/30/32 592,219
930,000 6.625%, 08/15/33^ 813,052
692,000 Coherent Corp.*^
5.000%, 12/15/29 677,302
Fair Isaac Corp.*
454,000 6.000%, 05/15/33 439,858
586,000 4.000%, 06/15/28 568,877
1,315,000 KBR, Inc.*
4.750%, 09/30/28 1,296,038
310,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 326,495
886,000 ON Semiconductor Corp.*
3.875%, 09/01/28 855,282
600,000 Open Text Corp.*
6.900%, 12/01/27 612,288
Open Text Holdings, Inc.*^
305,000 4.125%, 02/15/30 281,799
772,000 4.125%, 12/01/31 681,676
610,000 Qnity Electronics, Inc.*^
6.250%, 08/15/33 613,416
1,645,000 TTM Technologies, Inc.*^
4.000%, 03/01/29 1,580,088
PRINCIPAL
AMOUNT a a VALUE a
Twilio, Inc.
298,000 3.875%, 03/15/31^ $ 278,621
830,000 3.625%, 03/15/29 797,530
1,470,000 UKG, Inc.*^
6.875%, 02/01/31 1,441,306
1,780,000 Viavi Solutions, Inc.*^
3.750%, 10/01/29 1,684,129
548,674 Wolfspeed, Inc.
7.000%, 06/15/31 470,834
1,200,000 Zebra Technologies Corp.*
6.500%, 06/01/32 1,214,580
592,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*^
3.875%, 02/01/29 493,698
17,553,802
Materials (0.7%)
1,210,000 Avient Corp.*^
6.250%, 11/01/31 1,220,575
965,000 Bond U.S. Bidco 1, Inc./Bidco 2/
Bidco 3/German Bidco 1 GmbH/
German Bidco 2*
7.125%, 06/15/33 971,842
1,620,000 Capstone Copper Corp.*^
6.750%, 03/31/33 1,629,396
1,105,000 Celanese U.S. Holdings LLC^
7.379%, 07/15/32 1,156,460
1,208,000 Century Aluminum Co.*^
6.875%, 08/01/32 1,230,928
Chemours Co.*^
1,030,000 8.000%, 01/15/33 1,015,920
622,000 7.875%, 03/15/34 605,747
1,570,000 Clearwater Paper Corp.*
4.750%, 08/15/28 1,398,587
1,210,000 Coeur Mining, Inc.*
6.875%, 04/01/32 1,239,597
2,246,000 FMC Corp.^‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 1,689,104
1,210,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 1,265,043
1,520,000 Kaiser Aluminum Corp.*^
5.875%, 03/01/34 1,488,247
1,200,000 Knife River Corp.*
7.750%, 05/01/31 1,239,384
530,000 Mercer International, Inc.*
12.875%, 10/01/28 236,799
1,555,000 Olin Corp.*^
6.625%, 04/01/33 1,523,200
1,328,000 Silgan Holdings, Inc.^
4.125%, 02/01/28 1,310,298
1,210,000 Solstice Advanced Materials, Inc.*^
5.625%, 09/30/33 1,185,195
640,000 Stonepeak Motion Holdco Ltd./
Stonepeak Motion Finco LLC*
6.125%, 07/15/33 636,557
1,210,000 Terex Corp.*^
6.250%, 10/15/32 1,216,244

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
514,229 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 $ 6,104
WR Grace Holdings LLC*
310,000 7.000%, 08/01/33 297,615
605,000 6.625%, 08/15/32 576,311
23,139,153
Other (0.3%)
930,000 1261229 BC Ltd.*^
10.000%, 04/15/32 951,120
461,424 Claritev Corp. Series B*
6.750%, 03/31/31 276,125
250,000 Compeer Financial ACA Series
QIB*‡
7.875%, 02/15/31 , 5 yr. CMT +
4.155% 256,035
EchoStar Corp.
3,109,045 10.750%, 11/30/29 3,364,733
1,268,771 6.750%, 11/30/30 1,287,701
405,000 Everest Reinsurance Holdings, Inc.‡
6.298%, 05/01/67 , 3 mo. USD
Term SOFR + 2.647% 382,555
625,000 Gen Digital, Inc.*^
6.750%, 09/30/27 626,337
605,000 Graham Holdings Co.*^
5.625%, 12/01/33 592,610
1,590,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 1,666,988
1,515,000 Rfna LP*^
7.875%, 02/15/30 1,517,242
1,245,000 SM Energy Co.*^
7.000%, 08/01/32 1,266,103
12,187,549
Real Estate (0.1%)
605,000 Forestar Group, Inc.*^
6.500%, 03/15/33 607,589
780,000 Global Net Lease, Inc.*
4.500%, 09/30/28 761,748
792,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 775,115
2,144,452
Special Purpose Acquisition Companies (0.0%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
1,010,000 6.750%, 01/15/30^ 992,537
596,000 4.625%, 01/15/29 579,574
1,572,111
Utilities (0.3%)
245,000 Algonquin Power & Utilities
Corp.^‡
4.750%, 01/18/82 , 5 yr. CMT +
3.249% 242,800
PRINCIPAL
AMOUNT a a VALUE a
American Electric Power Co., Inc.‡
80,000 7.050%, 12/15/54 , 5 yr. CMT +
2.750% $ 82,680
80,000 6.950%, 12/15/54 , 5 yr. CMT +
2.675% 84,270
85,000 3.875%, 02/15/62 , 5 yr. CMT +
2.675% 84,251
CenterPoint Energy, Inc.‡
75,000 Series A, 7.000%, 02/15/55 , 5 yr.
CMT + 3.254% 77,415
75,000 Series B, 6.850%, 02/15/55^ , 5
yr. CMT + 2.946% 77,851
760,000 6.700%, 05/15/55^ , 5 yr. CMT
+ 2.586% 773,353
235,000 CMS Energy Corp.‡
4.750%, 06/01/50 , 5 yr. CMT +
4.116% 228,725
Dominion Energy, Inc.‡
162,000 Series A, 6.875%, 02/01/55 , 5 yr.
CMT + 2.386% 165,608
450,000 6.625%, 05/15/55 , 5 yr. CMT +
2.207% 454,046
93,000 Series C, 4.350%, 01/15/27 , 5 yr.
CMT + 3.195% 92,605
1,205,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 1,234,848
Emera U.S. Finance LLC‡
80,000 Series B, 6.850%, 10/01/56 , 5 yr.
CMT + 2.648% 80,674
710,000 Series A, 6.650%, 10/01/56^ , 5
yr. CMT + 2.866% 714,764
1,150,000 Entergy Corp.^‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 1,179,923
1,025,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 1,040,888
Eversource Energy‡
82,000 Series B, 6.350%, 08/15/56^ , 5
yr. CMT + 2.325% 81,591
745,000 Series A, 6.100%, 08/15/56 , 5 yr.
CMT + 2.521% 740,307
218,000 National Rural Utilities Cooperative
Finance Corp.‡
7.125%, 09/15/53 , 5 yr. CMT +
3.533% 225,244
NextEra Energy Capital Holdings,
Inc.‡
160,000 6.750%, 06/15/54 , 5 yr. CMT +
2.457% 164,310
115,000 6.700%, 09/01/54 , 5 yr. CMT +
2.364% 116,715
80,000 Series CC, 6.625%, 10/01/66 , 5
yr. CMT + 1.685% 77,950
80,000 Series BB, 6.200%, 10/01/56 , 5
yr. CMT + 1.765% 78,282
160,000 3.800%, 03/15/82 , 5 yr. CMT +
2.547% 157,771

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
1,039,000 NiSource, Inc.^‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% $ 1,068,902
591,000 PPL Capital Funding, Inc. Series A‡
6.659%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 584,062
Sempra‡
75,000 6.875%, 10/01/54 , 5 yr. CMT +
2.789% 76,167
80,000 6.400%, 10/01/54 , 5 yr. CMT +
2.632% 79,504
95,000 Southern Co. Series 21-A‡
3.750%, 09/15/51 , 5 yr. CMT +
2.915% 94,908
Vistra Corp.*‡
340,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 341,758
625,000 7.000%, 12/15/26^ , 5 yr. CMT
+ 5.740% 628,737
75,000 Xcel Energy, Inc.^‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% 73,549
11,204,458
TOTAL CORPORATE BONDS
(Cost $397,890,872)
389,807,483
U.S. GOVERNMENT AND AGENCY SECURITIES (0.0%)
Other (0.0%)
Farm Credit Bank of Texas‡
250,000 7.750%, 06/15/29 , 5 yr. CMT +
3.291% 260,113
1,020,000 7.000%, 09/15/30 , 5 yr. CMT +
3.010% 1,040,466
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $1,277,341)
1,300,579
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (94.6%)
Communication Services (9.6%)
622,250 Alphabet, Inc. - Class Aµ 221,601,893
264,885 AT&T, Inc. 6,158,576
20,533 Audacy, Inc.# 61,599
8,434 Cumulus Media, Inc. - Class A# 60
138,220 Meta Platforms, Inc. - Class Aµ 76,948,456
323,600 Netflix, Inc.#^ 23,205,356
12,892 Optimum Communications, Inc. -
Class A# 9,826
205,085 EUR Orange SA 3,918,701
118,650 Walt Disney Co. 11,412,944
343,317,411
Consumer Discretionary (10.5%)
646,610 Amazon.com, Inc.#µ 175,606,344
87,750 Booking Holdings, Inc. 16,926,975
NUMBER OF
SHARES b b VALUE b
59,260 Carnival Corp. Ltd. $ 1,648,021
243,463 General Motors Co. 21,634,122
52,240 Home Depot, Inc. 17,341,590
15,045 KRW Hyundai Motor Co. 3,986,276
88,865 Lowe's Cos., Inc.^ 18,467,036
50,170 McDonald's Corp. 13,578,009
1,794 Rite Aid Corp.# 1,794
37,380 Royal Caribbean Cruises Ltd.^ 11,898,054
172,710 Starbucks Corp. 18,177,727
182,630 Tesla, Inc.#µ 56,836,282
104,675 TJX Cos., Inc. 16,469,565
372,571,795
Consumer Staples (4.8%)
58,750 Altria Group, Inc. 4,014,388
329,140 Coca-Cola Co.^ 28,829,373
145,515 Colgate-Palmolive Co. 13,285,519
22,270 Costco Wholesale Corp. 21,198,590
187,780 Dollar General Corp. 23,857,449
47,280 Estee Lauder Cos., Inc. - Class A^ 3,966,792
140,020 Philip Morris International, Inc. 26,718,616
136,830 Procter & Gamble Co. 19,770,567
251,580 Walmart, Inc.^ 27,975,696
169,616,990
Energy (3.8%)
5,050 Cheniere Energy Partners LP 332,795
57,507 Chevron Corp. 11,319,103
70,935 Energy Transfer LP 1,444,236
33,155 Enterprise Products Partners LP 1,261,548
7,920 EP Energy Corp.# 7,920
278,820 EQT Corp.^ 14,858,318
278,830 ExxonMobil Holdings Corp.^ 43,341,335
134,880 Marathon Petroleum Corp. 42,685,473
296,990 Williams Cos., Inc. 21,246,665
136,497,393
Financials (13.1%)
35,430 Affiliated Managers Group, Inc.^ 12,993,244
59,230 American Express Co. 19,916,087
29,983 Assurant, Inc.^ 8,370,954
608,685 Bank of America Corp. 37,708,036
10,715 BlackRock, Inc. 11,683,529
36,540 Capital One Financial Corp. 7,637,225
46,410 Chubb Ltd. 16,275,059
310,915 Citigroup, Inc.^ 41,180,692
42,230 Goldman Sachs Group, Inc.^ 43,006,187
190,495 JPMorgan Chase & Co.^ 67,014,236
72,315 Mastercard, Inc. - Class A 41,443,727
125,600 JPY Mizuho Financial Group, Inc. 6,511,630
188,325 Morgan Stanley^ 39,627,347
177,100 JPY ORIX Corp. 7,147,637
17,757 S&P Global, Inc. 7,314,641
103,125 State Street Corp. 18,991,500

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
138,650 Visa, Inc. - Class A $ 50,763,925
359,125 Wells Fargo & Co. 31,046,356
468,632,012
Health Care (10.1%)
87,445 AbbVie, Inc. 21,943,448
119,590 Boston Scientific Corp.# 5,588,441
202,415 CVS Health Corp. 21,138,198
71,760 Danaher Corp. 13,991,765
59,040 Eli Lilly & Co.µ 67,827,514
34,856 GE HealthCare Technologies, Inc. 2,370,905
124,535 Gilead Sciences, Inc. 16,215,702
19,700 Intuitive Surgical, Inc.# 6,960,601
217,145 Johnson & Johnson 55,665,121
158,025 Medtronic PLC^ 13,493,755
234,030 Merck & Co., Inc.^ 30,470,706
80,635 Quest Diagnostics, Inc.^ 18,788,761
20,295 Stryker Corp.^ 6,610,081
47,625 Thermo Fisher Scientific, Inc.^ 27,351,038
90,675 UnitedHealth Group, Inc. 37,575,720
29,645 Vertex Pharmaceuticals, Inc.# 14,143,630
360,135,386
Industrials (7.1%)
38,545 Caterpillar, Inc. 31,406,851
903,775 CSX Corp.^ 45,550,260
172,320 Delta Air Lines, Inc.^ 15,067,661
41,350 GE Vernova, Inc. 40,948,492
65,790 General Electric Co. 23,689,005
17,757 Mobility Global, Inc.# 361,888
27,670 Parker-Hannifin Corp. 27,020,585
23,965 Quanta Services, Inc.^ 15,993,282
127,815 RTX Corp. 27,508,344
14,866 Uber Technologies, Inc.#^ 1,045,972
89,065 Union Pacific Corp.^ 26,018,559
254,610,899
Information Technology (32.3%)
92,805 Advanced Micro Devices, Inc.# 44,189,101
73,725 Amphenol Corp. - Class A 11,847,607
860,785 Apple, Inc.^µ 265,905,094
48,520 Applied Materials, Inc. 24,632,148
269,570 Broadcom, Inc.^ 104,938,210
303,965 Cisco Systems, Inc. 35,256,900
275,220 Intel Corp.# 24,824,844
176,335 Lam Research Corp. 51,669,682
74,985 Micron Technology, Inc. 61,714,905
427,570 Microsoft Corp.µ 198,700,330
1,520,000 Nokia OYJ (ADR) 13,892,800
1,287,510 NVIDIA Corp.^ 258,467,632
23,830 NXP Semiconductors NV 5,460,883
188,330 Palantir Technologies, Inc. - Class
A# 23,175,890
62,590 Salesforce, Inc. 11,517,812
11,560 Sandisk Corp.# 14,043,435
NUMBER OF
SHARES b b VALUE b
45,414 Wolfspeed, Inc.#^ $ 1,072,679
1,151,309,952
Materials (2.6%)
13,794 Ardagh Holdings SA# 87,486
389,820 Freeport-McMoRan, Inc. 24,414,427
56,835 Linde PLC 27,188,727
78,355 Sherwin-Williams Co. 26,707,302
50,490 Vulcan Materials Co.^ 13,560,099
91,958,041
Utilities (0.7%)
149,499 NextEra Energy, Inc. 12,994,453
88,540 Vistra Corp. 13,120,743
26,115,196
TOTAL COMMON STOCKS
(Cost $1,717,672,342)
3,374,765,075
CONVERTIBLE PREFERRED STOCKS (5.8%)
Communication Services (1.3%)
927,069
Alphabet, Inc.
6.250%, 05/15/29# 46,520,322
Industrials (1.2%)
357,885
Boeing Co.#
6.000%, 10/15/27 23,910,297
225,300
QXO, Inc.
5.500%, 05/15/28 9,124,650
215,085
VSE Corp.#
5.750%, 02/01/29 10,922,016
43,956,963
Information Technology (1.3%)
114,505
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 14,259,308
355,315
Microchip Technology, Inc.
7.500%, 03/15/28 22,839,648
223,965
Oracle Corp.#
6.500%, 01/15/29 9,379,654
46,478,610
Materials (0.3%)
203,820
Albemarle Corp.
7.250%, 03/01/27 10,146,160
Utilities (1.7%)#
84,885
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time,
Inc.)§
3.369%, 09/15/29 2,625,493
509,320
NextEra Energy, Inc.
7.375%, 02/15/29 24,294,564
420,940
PPL Corp.
7.000%, 02/15/29 19,775,761

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
245,885
Southern Co.
7.125%, 12/15/28 $ 12,208,191
58,904,009
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $207,972,187)
206,006,064
EXCHANGE-TRADED FUNDS (2.1%)
Other (2.1%)
624,830 Invesco Senior Loan ETF 12,740,284
84,565 iShares
®
Russell 2000
®
ETF^ 24,625,328
316,100
State Street Blackstone Senior Loan
ETF^ 12,770,440
37,365
State Street SPDR Bloomberg High
Yield Bond ETF 3,575,083
793,185
VanEck J. P. Morgan EM Local
Currency Bond ETF^ 20,202,422
73,913,557
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $71,949,057)
73,913,557
PREFERRED STOCKS (0.2%)
Communication Services (0.1%)
5,300
Array Digital Infrastructure, Inc.
6.250%, 09/01/69 101,442
AT&T, Inc.µ
8,482 4.750%, 08/30/26 145,466
4,860 5.350%, 11/01/66 96,714
12,750
Qwest Corp.#
6.500%, 09/01/51 209,483
Telephone & Data Systems, Inc.
21,134 6.000%, 09/30/26 403,659
11,953 6.625%, 08/31/26 245,156
T-Mobile USA, Inc.µ
13,961 5.500%, 03/01/70 285,084
930 5.500%, 06/01/70 19,297
15,775 6.250%, 09/01/69 363,772
1,870,073
Consumer Discretionary (0.0%)
Ford Motor Co.µ
7,860 6.200%, 06/01/59 160,266
3,664 6.500%, 08/15/62 76,724
2,230
QVC Group, Inc.#
8.000%, 03/15/31 634
4,100
QVC, Inc.
6.250%, 11/26/68 51,250
288,874
Financials (0.1%)
Affiliated Managers Group, Inc.µ
9,250 5.875%, 03/30/59 186,573
5,813 6.750%, 03/30/64 133,408
1,800
Allstate Corp.µ
7.178%, 01/15/53 45,990
NUMBER OF
SHARES b b VALUE b
Annaly Capital Management, Inc.µ
3,250 8.875%, 09/30/30 $ 84,760
5,970 9.006%, 08/31/26 154,205
9,294
Arch Capital Group Ltd.µ
4.550%, 08/31/26 152,886
Bread Financial Holdings, Inc.#
1,825 8.625%, 12/15/30 46,063
2,500 8.875%, 12/15/31 62,650
2,515
Capital One Financial Corp.µ
4.800%, 09/01/26 43,610
3,100
Citigroup, Inc.#µ
6.250%, 02/15/31 76,167
11,953
CNO Financial Group, Inc.µ
5.125%, 11/25/60 197,105
7,442
Cullen/Frost Bankers, Inc.µ
4.450%, 09/15/26 123,091
Fifth Third Bancorpµ
4,000 4.950%, 09/30/26 72,040
5,400 6.875%, 10/01/30 140,184
3,300
First Citizens BancShares, Inc.#^
6.625%, 03/15/31 81,906
4,350
First Horizon Corp.#µ
6.750%, 04/10/31 107,228
3,575
KeyCorpµ
5.625%, 09/15/26 77,184
3,300
M&T Bank Corp.#µ
6.350%, 12/15/30 78,837
1,360
MetLife, Inc.µ
5.625%, 08/30/26 29,920
765
Northern Trust Corp.µ
4.700%, 10/01/26 14,168
5,950
RenaissanceRe Holdings Ltd.µ
5.750%, 08/30/26 123,403
8,314
Selective Insurance Group, Inc.µ
4.600%, 08/31/26 132,109
5,900
UMB Financial Corp.µ
7.750%, 07/15/30 155,760
7,375
W.R. Berkley Corp.µ
5.100%, 12/30/59 136,511
4,270
WesBanco, Inc.
7.375%, 10/01/30 108,928
6,400
Wintrust Financial Corp.µ
7.875%, 07/15/30 167,680
2,732,366
Real Estate (0.0%)
Brookfield Property Partners LPµ
8,773 5.750%, 08/30/26 122,295
5,000 6.375%, 08/30/26 75,750
1,735
EPR Propertiesµ
5.750%, 08/30/26 36,418
3,150
Federal Realty Investment Trust
5.000%, 08/30/26 60,480
Global Net Lease, Inc.^
2,271 6.875%, 08/30/26 49,054
5,461 7.500%, 08/30/26 129,753

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
3,909
Kimco Realty Corp.µ
5.250%, 08/30/26 $ 76,538
550,288
Utilities (0.0%)
6,000
Brookfield Renewable Partners LP
5.250%, 08/25/26 102,180
3,175
DTE Energy Co.µ
5.250%, 12/01/77 64,167
3,350
NextEra Energy Capital Holdings,
Inc.µ
6.500%, 04/15/86 80,232
246,579
TOTAL PREFERRED STOCKS
(Cost $6,287,412)
5,688,180
RIGHT (0.0%)#
Special Purpose Acquisition Companies (0.0%)
52,650
Walgreens Boots Alliance, Inc.
(Cost $27,905) 39,487
WARRANTS (0.0%)#
Communication Services (0.0%)
3,672 Audacy Capital Corp.
09/30/28, Strike $1.00 —
612 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
51,723 McDermott International Ltd.
06/30/27, Strike $12.33 5
57,470 McDermott International Ltd.
06/30/27, Strike $15.98 6
16,676 Tidewater, Inc.
11/14/42, Strike $1.00 2
13
TOTAL WARRANTS
(Cost $369,524)
13
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.3%)#
Other (0.3%)
17,300
182,653,400
iShares MSCI EAFE ETF Call,
09/18/26, Strike $110.00 1,245,600
87
245,985,540
NASDAQ 100 Stock Index Put,
10/16/26, Strike $27,250.00 6,551,535
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
39
11,432,222
Russell 2000 Index Call, 09/18/26,
Strike $2,630.00 $ 1,250,145
9,047,280
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $12,363,011)
9,047,280
TOTAL INVESTMENTS (136.9%)
(Cost $3,117,932,056)
4,881,426,652
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-9.1%)
(323,000,000)
LIABILITIES, LESS OTHER ASSETS (-27.8%)
(991,953,402)
NET ASSETS (100.0%) $ 3,566,473,250
EXCHANGE-TRADED WRITTEN OPTION  (-0.1%)#
Other (-0.1%)
(87)
(245,985,540)
NASDAQ 100 Stock Index Put,
10/16/26, Strike $25,000.00
(Premium $3,311,027) $ (2,775,300)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
¡¡ As of July 31, 2026, the value of unfunded loan commitments was
$351,420 for the Calamos Strategic Total Return Fund.
^ Security, or portion of security, is on loan.
†† When-issued security.
@ In default status and considered non-income producing.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $995,830,307.
# Non-income producing security.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
JPY Japanese Yen

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
KRW South Korean Won
ABBREVIATION
ADR American Depositary Receipt
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Strategic Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 945,025 $ — $ 945,025
Bank Loans 112 — 127,716,634 — 127,716,634
Convertible Bonds 44 — 692,197,275 — 692,197,275
Corporate Bonds 487 — 389,807,483 — 389,807,483
U.S. Government and Agency Securities 2 — 1,300,579 — 1,300,579
Common Stocks 109 3,356,960,733 17,804,342 — 3,374,765,075
Convertible Preferred Stocks 15 203,380,571 2,625,493 — 206,006,064
Exchange-Traded Funds 5 73,913,557 — — 73,913,557
Preferred Stocks 49 5,688,180 — — 5,688,180
Right 1 — 39,487 — 39,487
Warrants 5 — 13 — 13
Exchange-Traded Purchased Options 3 9,047,280 — — 9,047,280
Total $ 3,648,990,321 $ 1,232,436,331 $ — $ 4,881,426,652
Liabilities: — — — —
Exchange-Traded Written Option 1 $ 2,775,300 $ — $ — $ 2,775,300
Total $ 2,775,300 $ — $ — $ 2,775,300

Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
215,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $209,308) $ 212,754
BANK LOANS (2.5%)i
Communication Services (0.5%)
534,838
Altice France SA‡
2025 USD Term Loan B14,
10.628%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 545,038
109,220
Audacy Capital Corp.‡
2024 Term Loan B,
9.845%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 94,066
9,586
Audacy Capital Corp.‡
2024 Term Loan A,
10.845%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 9,586
260,000
Cengage Learning, Inc.
2026 Term Loan B,
0.000%, 03/24/31 258,437
127,723
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.981%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 127,794
125,611
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.845%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 126,115
170,000
DirecTV Financing LLC!
2025 Term Loan B,
0.000%, 02/17/31 171,102
89,423
DirecTV Financing LLC‡
2026 Term Loan B,
8.323%, 08/02/29 3 mo. USD
Term SOFR + 4.500% 90,081
125,412
DirecTV Financing LLC‡
2025 Term Loan B,
9.323%, 02/17/31 3 mo. USD
Term SOFR + 5.500% 126,224
256,827
Discovery Global Holdings, Inc.‡
2026 USD Term Loan B,
6.231%, 06/03/33 1 mo. USD
Term SOFR + 2.500% 257,335
248,000
Electronic Arts, Inc.
USD Term Loan B,
0.000%, 03/24/33 249,814
302,858
iHeartCommunications, Inc.‡
2024 Term Loan,
9.620%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 281,563
260,000
Level 3 Financing, Inc.‡
2026 Term Loan B,
6.481%, 03/29/32 1 mo. USD
Term SOFR + 2.750% 261,245
PRINCIPAL
AMOUNT a a VALUE a
25,000
QTS Thunder Managing Issuer LLC!
Term Loan B,
0.000%, 07/22/33 $ 24,687
105,000
QTS Thunder Managing Issuer LLC‡
Term Loan B,
6.025%, 07/22/33 3 mo. USD
Term SOFR + 2.250% 103,688
155,308
TripAdvisor, Inc.‡
Term Loan,
6.481%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 150,358
350,000
Versant Media Group, Inc.‡
Term Loan B,
7.232%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 352,748
149,233
ViaSat, Inc.‡
2023 Term Loan,
8.290%, 05/30/30 1 mo. USD
Term SOFR + 4.500% 150,455
260,000
Virgin Media Bristol LLC‡
2020 USD Term Loan Q,
7.041%, 01/31/29 1 mo. USD
Term SOFR + 3.250% 235,858
3,616,194
Consumer Discretionary (0.5%)
101,061
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.915%, 02/03/33 1 mo. USD
Term SOFR + 3.250% 101,440
155,689
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.915%, 02/03/33 3 mo. USD
Term SOFR + 3.250% 156,273
258,702
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.481%, 09/12/32 1 mo. USD
Term SOFR + 2.750% 260,229
129,350
Boots Group Bidco Ltd.‡
USD Term Loan,
6.920%, 08/30/32 3 mo. USD
Term SOFR + 3.250% 129,970
153,123
Caesars Entertainment, Inc.‡
Term Loan B,
5.981%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 148,204
167,450
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.823%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 139,163
208,950
Clarios Global LP‡
2026 USD Term Loan B,
6.231%, 01/28/32 1 mo. USD
Term SOFR + 2.500% 209,669
256,113
Life Time Fitness, Inc.‡
2025 Term Loan,
5.667%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 256,945

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
182,345
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.231%, 05/30/29 1 mo. USD
Term SOFR + 5.500% $ 183,256
254,363
PetSmart, Inc.‡
2025 USD Term Loan B,
7.724%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 255,285
20,000
Pioneer Opco LLC‡
Term Loan B,
6.999%, 05/16/33 1 mo. USD
Term SOFR + 3.250% 20,141
254,150
Station Casinos LLC‡
2024 Term Loan B,
5.731%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 254,740
245,000
Stonepeak Motion Finco LLC
USD Term Loan B,
0.000%, 06/24/33 245,447
147,657
United Airlines, Inc.‡
2026 Term Loan B,
5.481%, 02/22/31 1 mo. USD
Term SOFR + 1.750% 147,546
258,700
Voyager Parent LLC‡
Repriced Term Loan B,
7.982%, 07/01/32 3 mo. USD
Term SOFR + 4.250% 259,393
259,350
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.475%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 257,689
258,263
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.481%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 259,134
3,284,524
Consumer Staples (0.4%)
469,742
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.731%, 08/01/32 1 mo. USD
Term SOFR + 3.000% 471,870
128,700
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.231%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 127,735
283,078
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.481%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 284,351
376,697
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.981%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 366,423
65,000
Charlotte Buyer, Inc.
2026 Term Loan B,
0.000%, 06/30/31 65,161
PRINCIPAL
AMOUNT a a VALUE a
260,000
McKesson Medical-Surgical Top
Holdings, Inc.‡
Term Loan B,
5.982%, 06/09/32 3 mo. USD
Term SOFR + 2.250% $ 260,569
22,996
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.573%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 23,059
258,053
Opal Bidco SAS‡
2026 USD Term Loan B,
6.232%, 04/28/32 3 mo. USD
Term SOFR + 2.500% 258,813
20,000
Prestige Brands, Inc.‡
2026 Term Loan B,
5.731%, 06/13/33 1 mo. USD
Term SOFR + 2.000% 20,081
360,230
Star Parent, Inc.‡
Term Loan B,
7.232%, 09/27/30 3 mo. USD
Term SOFR + 3.500% 361,980
257,407
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.823%, 06/30/28 3 mo. USD
Term SOFR + 4.000% 258,180
130,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.981%, 02/11/33 1 mo. USD
Term SOFR + 4.250% 130,584
125,107
United Natural Foods, Inc.‡
2026 Term Loan B,
7.731%, 05/01/31 1 mo. USD
Term SOFR + 4.000% 126,476
2,755,282
Financials (0.3%)
200,933
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.231%, 12/29/31 1 mo. USD
Term SOFR + 2.500% 200,080
176,461
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.231%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 173,800
140,000
Cushman & Wakefield U.S.
Borrower LLC‡
2026 Term Loan B,
5.981%, 06/13/33 1 mo. USD
Term SOFR + 2.250% 140,233
320,125
Dragon Buyer, Inc.‡
Term Loan B,
6.482%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 256,367
190,125
Iron Mountain, Inc.‡
2023 Term Loan B,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 190,030
179,063
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.981%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 179,751

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
260,000
Jupiter Borrower, Inc.‡
Term Loan B,
6.504%, 06/30/33 3 mo. USD
Term SOFR + 2.750% $ 261,895
50,000
Lockton, Inc.‡
Term Loan B,
5.823%, 05/09/33 3 mo. USD
Term SOFR + 2.000% 50,063
249,375
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.232%, 07/30/32 3 mo. USD
Term SOFR + 2.500% 248,161
1,700,380
Health Care (0.0%)
276,205
Padagis LLC‡
Term Loan B,
8.742%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 265,847
Industrials (0.4%)
17,473
ACProducts, Inc.‡
2026 First Lien First Out Term Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 17,935
244,293
ACProducts, Inc.‡
2026 First Lien Second Out Term
Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 209,481
258,050
Blackfin Pipeline LLC‡
Term Loan B,
6.750%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 258,804
257,723
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.731%, 09/08/32 1 mo. USD
Term SOFR + 3.000% 258,368
176,105
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.232%, 02/03/33 3 mo. USD
Term SOFR + 3.500% 176,729
345,136
EMRLD Borrower LP‡
2024 Term Loan B,
6.073%, 08/04/31 3 mo. USD
Term SOFR + 2.250% 345,533
252,381
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.481%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 249,384
256,750
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.981%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 257,231
513,839
TransDigm, Inc.‡
2023 Term Loan J,
6.231%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 515,090
PRINCIPAL
AMOUNT a a VALUE a
124,688
TransDigm, Inc.‡
2026 Term Loan N,
6.231%, 02/13/33 1 mo. USD
Term SOFR + 2.500% $ 124,958
260,000
Worthington Steel, Inc.‡
Term Loan B,
7.731%, 06/01/33 1 mo. USD
Term SOFR + 4.000% 261,332
2,674,845
Information Technology (0.2%)
363,114
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.416%, 07/30/31 3 mo. USD
Term SOFR + 2.750% 331,645
210,615
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.481%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 197,024
130,000
Cloud Software Group, Inc.
2025 Term Loan B (2032),
0.000%, 08/13/32 116,801
40,000
CoreWeave Financing DDTL V LLC
1st Lien Delayed Draw Term Loan,
0.000%, 09/30/31 40,150
170,000
CoreWeave Financing DDTL V LLC!
Delayed Draw Term Loan,
0.000%, 11/17/31 170,107
73,639
CoreWeave Financing DDTL V
LLC¡¡‡
Delayed Draw Term Loan,
0.500%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 73,685
10,190
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.120%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 10,197
46,171
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.140%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 46,199
245,533
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.481%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 237,017
195,248
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.731%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 195,272
1,418,097
Materials (0.1%)
80,000
BASF Coatings‡
USD Term Loan B,
7.244%, 06/29/33 3 mo. USD
Term SOFR + 3.500% 80,450
129,350
Chemours Co.‡
2025 USD Term Loan B,
7.231%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 129,229

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
130,000
Ineos Finance PLC‡
2026 USD Term Loan,
8.731%, 06/25/32 1 mo. USD
Term SOFR + 5.000% $ 120,900
146,699
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.981%, 02/18/30 1 mo. USD
Term SOFR + 3.250% 139,410
189,840
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.258%, 05/03/28 1 mo. USD
Term SOFR + 2.500% 12,340
482,329
Other (0.1%)
397,497
Connect Finco SARL‡
2024 Extended Term Loan B,
8.231%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 399,908
Special Purpose Acquisition Companies (0.0%)
195,000
Sword Purchaser LLC‡
USD Term Loan B,
7.731%, 04/11/33 1 mo. USD
Term SOFR + 4.000% 188,350
TOTAL BANK LOANS
(Cost $17,156,193)
16,785,756
CONVERTIBLE BONDS (97.3%)
Communication Services (7.2%)
7,000,000 AST SpaceMobile, Inc.*µ
1.625%, 02/01/34 7,112,070
4,000,000 IMAX Corp.*
0.750%, 11/15/30 5,150,680
4,250,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 5,372,892
13,750,000 Live Nation Entertainment, Inc.^
2.875%, 01/15/30 15,909,300
10,500,000 Lyft, Inc.*µ
0.000%, 09/15/30 10,620,960
4,000,000 Sirius XM Holdings, Inc.
3.750%, 03/15/28 4,576,080
48,741,982
Consumer Discretionary (5.7%)
11,000,000 DoorDash, Inc.µ
0.000%, 05/15/30 11,092,290
8,250,000 Etsy, Inc.
1.000%, 06/15/30 10,064,175
3,000,000 Lucid Group, Inc.*
5.000%, 04/01/30 1,333,110
5,250,000 NCL Corp. Ltd.µ
0.875%, 04/15/30 5,482,838
Rivian Automotive, Inc.µ
2,875,000 4.625%, 03/15/29 3,224,111
PRINCIPAL
AMOUNT a a VALUE a
7,500,000 3.625%, 10/15/30 $ 7,786,200
38,982,724
Consumer Staples (0.7%)
3,750,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 4,532,400
Energy (2.5%)
2,750,000 Energy Fuels, Inc.*µ
0.750%, 11/01/31 2,503,655
Liberty Energy, Inc.*µ
5,750,000 0.000%, 03/01/31 5,041,830
2,162,000 0.000%, 03/01/32 1,778,007
4,250,000 ProPetro Holding Corp.*µ
0.000%, 11/15/31 3,536,893
3,250,000 Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31 3,869,190
16,729,575
Financials (4.1%)
6,250,000 Barclays Bank PLC Series MSFT
1.000%, 02/16/29 6,771,812
10,250,000 Galaxy Digital Holdings LP*µ
0.500%, 05/01/31 7,715,790
9,500,000 Robinhood Markets, Inc.*µ
0.000%, 10/01/29 9,116,390
3,500,000 WisdomTree, Inc.*
4.625%, 08/15/30 4,481,435
28,085,427
Health Care (13.4%)
2,250,000 Arrowhead Pharmaceuticals, Inc.^
0.000%, 01/15/32 2,796,323
10,250,000 Bridgebio Pharma, Inc.*µ
0.750%, 02/01/33 10,607,212
1,483,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 1,834,441
2,000,000 Cytokinetics, Inc.*
1.750%, 10/01/31 2,798,240
5,750,000 Guardant Health, Inc.*^
0.000%, 05/15/33 8,847,180
7,750,000 Halozyme Therapeutics, Inc.*
0.875%, 11/15/32 8,773,698
4,000,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 4,774,080
7,750,000 Ionis Pharmaceuticals, Inc.*µ
0.000%, 12/01/30 6,859,680
3,250,000 Jazz Investments I Ltd.
3.125%, 09/15/30 5,739,143
2,439,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 3,200,358
9,500,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 10,140,490
5,750,000 Merit Medical Systems, Inc.
3.000%, 02/01/29 6,744,405
4,500,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 4,586,400

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
3,750,000 Repligen Corp.µ
1.000%, 12/15/28 $ 3,914,550
3,602,000 Revolution Medicines, Inc.
0.500%, 05/01/33 4,467,164
4,500,000 Travere Therapeutics, Inc.
0.500%, 05/15/32 5,257,350
91,340,714
Industrials (8.8%)
8,250,000 Bloom Energy Corp.*
0.000%, 11/15/30 11,595,623
15,500,000 BWX Technologies, Inc.*µ
0.000%, 11/01/30 14,963,700
4,250,000 Fluor Corp.
1.125%, 08/15/29 5,519,645
4,000,000 JBT Marel Corp.*
0.375%, 09/15/30 4,023,320
8,000,000 Knight-Swift Transportation
Holdings, Inc.*
1.000%, 11/15/31 8,741,120
12,000,000 Uber Technologies, Inc. Series
2028^
0.875%, 12/01/28 14,135,040
1,000,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 1,106,100
60,084,548
Information Technology (43.3%)
630,000,000 JPY Advantest Corp.*~
0.000%, 03/28/31 5,114,996
Akamai Technologies, Inc.µ
10,500,000 0.250%, 05/15/33 15,031,170
8,750,000 0.000%, 05/15/30* 8,188,775
6,000,000 Amkor Technology, Inc.*µ
0.000%, 07/15/31 5,600,160
9,750,000 Cipher Digital, Inc.*
0.000%, 10/01/31 16,124,062
2,500,000 Cleanspark, Inc.*
0.000%, 02/15/32 2,492,675
14,000,000 Cloudflare, Inc.
0.000%, 06/15/30 19,384,960
CoreWeave, Inc.*µ
6,000,000 1.750%, 12/01/31 5,654,460
6,750,000 1.750%, 10/01/32 5,958,765
10,250,000 CyberArk Software Ltd.
0.000%, 06/15/30 16,799,135
11,000,000 Datadog, Inc.
0.000%, 12/01/29 15,987,510
23,874,000 IREN Ltd.*
1.000%, 12/01/33 18,095,776
3,740,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 14,585,289
4,250,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 6,907,780
16,000,000 Microchip Technology, Inc.*^µ
0.000%, 02/15/30 17,079,520
6,250,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 6,119,563
PRINCIPAL
AMOUNT a a VALUE a
7,250,000 MKS, Inc.
1.250%, 06/01/30 $ 14,876,928
13,000,000 ON Semiconductor Corp.µ
0.500%, 03/01/29 14,724,190
8,000,000 Onto Innovation, Inc.*^µ
0.000%, 06/01/31 8,689,520
4,500,000 Penguin Solutions, Inc.*µ
0.000%, 08/01/31 4,007,160
315,000 Seagate HDD Cayman
3.500%, 06/01/28 3,274,047
3,250,000 Semtech Corp.*
0.000%, 10/15/30 4,811,495
7,500,000 Snowflake, Inc.
0.000%, 10/01/29 14,862,450
Terawulf, Inc.*
7,250,000 1.000%, 09/01/31 11,934,152
1,020,000 0.000%, 05/01/32 1,221,634
10,500,000 Ultra Clean Holdings, Inc.*^
0.000%, 03/15/31 13,725,705
1,634,000 Western Digital Corp.
3.000%, 11/15/28 23,588,767
294,840,644
Materials (1.5%)
7,000,000 Centrus Energy Corp.*
0.000%, 08/15/32 7,349,160
1,500,000 MP Materials Corp.*
3.000%, 03/01/30 3,061,650
10,410,810
Real Estate (4.5%)
19,500,000 Digital Realty Trust LP*µ
1.875%, 11/15/29 21,257,145
8,750,000 Realty Income Corp.*
3.500%, 01/15/29 9,088,625
30,345,770
Utilities (5.6%)
19,750,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 20,576,537
8,500,000 CMS Energy Corp.^
3.375%, 05/01/28 9,188,585
8,500,000 Duke Energy Corp.*
3.000%, 03/15/29 8,396,810
38,161,932
TOTAL CONVERTIBLE BONDS
(Cost $583,574,573)
662,256,526
CORPORATE BONDS (13.5%)
Airlines (0.1%)
176,348 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 176,320
American Airlines Pass-Through
Trust
160,000 Series B, Class B, 5.750%,
11/10/36 157,253

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
202,240 Series B, Class B, 3.950%,
01/11/32 $ 191,252
175,257 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 168,106
JetBlue Pass-Through Trust
39,183 Series 2019, Class B, 8.000%,
05/15/29 38,288
185,370 Series 1B, Class B, 7.750%,
05/15/30 186,208
917,427
Communication Services (2.9%)
190,000 AMC Global Media, Inc.
4.250%, 02/15/29 167,835
6,445,000 APLD ComputeCo 3 LLC*
7.000%, 06/15/31 6,296,894
130,000 Arches Buyer, Inc.*††
9.000%, 08/15/31 130,718
100,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 100,832
Clear Channel Outdoor Holdings,
Inc.*
130,000 7.875%, 04/01/30 135,135
143,000 7.500%, 03/15/33 150,230
CSC Holdings LLC*
200,000 4.625%, 12/01/30 42,918
535,000 4.500%, 11/15/31 304,030
97,000 DirecTV Financing LLC*
8.875%, 02/01/30 98,954
90,000 DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
10.000%, 02/15/31 94,133
Discovery Global Holdings, Inc.
130,000 5.050%, 03/15/42 90,938
65,000 4.279%, 03/15/32 57,778
130,000 EW Scripps Co.*
9.875%, 08/15/30 113,720
235,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 220,869
Gray Media, Inc.*
130,000 7.250%, 08/15/33 128,615
135,000 5.375%, 11/15/31 99,985
260,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 190,525
65,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 57,060
65,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 66,201
168,000 Lumen Technologies, Inc. Series P^
7.600%, 09/15/39 155,859
330,000 McGraw-Hill Education, Inc.*^
8.000%, 08/01/29 327,796
130,000 Neptune Bidco U.S., Inc.*^
9.290%, 04/15/29 132,549
260,000 Paramount Global
4.900%, 08/15/44 162,183
PRINCIPAL
AMOUNT a a VALUE a
195,000 PR RNO Property Owner 1 LLC*
6.500%, 05/01/31 $ 183,563
283,000 Qwest Corp.
6.500%, 09/01/51 212,822
Rogers Communications, Inc.‡
93,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 93,483
160,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 160,993
Scripps Escrow II, Inc.*
68,000 5.375%, 01/15/31 39,930
136,000 3.875%, 01/15/29 124,364
235,000 Sinclair Television Group, Inc.*^
8.125%, 02/15/33 242,367
Sirius XM Radio LLC*^
130,000 5.875%, 04/15/32 127,711
325,000 3.875%, 09/01/31 293,556
7,695,000 Stingray Compute LLC*
6.000%, 06/15/31 7,525,479
130,000 SV RNO Property Owner 1 LLC*
5.875%, 03/01/31 120,953
195,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 194,604
Time Warner Cable LLC
105,000 7.300%, 07/01/38 103,956
135,000 6.550%, 05/01/37 128,351
265,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*^
6.500%, 02/15/29 261,634
130,000 Univision Communications, Inc.*
8.500%, 07/31/31 129,891
Verizon Communications, Inc.‡
145,000 6.200%, 05/14/56 , 5 yr. CMT +
2.042% 141,893
100,000 6.050%, 05/14/58^ , 5 yr. CMT
+ 1.813% 98,434
130,000 Viasat, Inc.*
7.500%, 05/30/31 130,168
19,639,909
Consumer Discretionary (2.5%)
130,000 Academy Ltd.*^
5.875%, 05/15/31 128,795
400,000 Adams Homes, Inc.*
9.250%, 10/15/28 412,264
Adient Global Holdings Ltd.*^
210,000 8.250%, 04/15/31 218,673
130,000 7.500%, 02/15/33 134,343
Advance Auto Parts, Inc.*
65,000 7.375%, 08/01/33 67,133
116,000 7.000%, 08/01/30^ 118,958
260,000 Allegiant Travel Co.*^
7.125%, 07/01/31 263,871
195,000 American Axle & Manufacturing,
Inc.*^
7.750%, 10/15/33 192,052

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
240,000 Aptiv Swiss Holdings Ltd.^‡
6.875%, 12/15/54 , 5 yr. CMT +
3.385% $ 243,710
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
130,000 6.875%, 08/01/33 129,899
228,000 4.625%, 08/01/29 219,325
Bath & Body Works, Inc.
34,000 7.500%, 06/15/29 34,476
130,000 6.875%, 11/01/35^ 131,516
180,000 6.625%, 10/01/30*^ 183,087
135,000 Beach Acquisition Bidco LLC*
10.000%, 07/15/33 145,041
300,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 289,503
168,000 Caesars Entertainment, Inc.*
4.625%, 10/15/29 160,050
CCO Holdings LLC/CCO Holdings
Capital Corp.*
260,000 7.000%, 02/01/33 249,283
158,000 5.125%, 05/01/27 157,765
270,000 4.750%, 03/01/30^ 252,493
130,000 4.750%, 02/01/32^ 113,708
265,000 4.500%, 08/15/30^ 242,083
266,000 4.250%, 02/01/31^ 235,655
300,000 4.250%, 01/15/34^ 245,610
260,000 Century Communities, Inc.*^
6.625%, 09/15/33 261,186
Churchill Downs, Inc.*^
132,000 6.750%, 05/01/31 134,004
130,000 5.750%, 04/01/30 129,815
135,000 Clarios Global LP/Clarios U.S.
Finance Co.*^
6.750%, 09/15/32 136,875
405,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*^
6.375%, 04/15/34 400,176
140,000 Dana, Inc.
4.500%, 02/15/32 139,770
DISH DBS Corp.@
431,000 0.000%, 07/01/28 413,790
100,000 0.000%, 12/01/28* 96,553
140,000 0.000%, 06/01/29 126,959
260,000 Dorman Products, Inc.*
6.250%, 06/15/34 261,342
240,000 Flutter Treasury DAC*^
5.875%, 06/04/31 237,578
275,000 Ford Motor Co.^
6.100%, 08/19/32 278,300
Ford Motor Credit Co. LLC
340,000 7.200%, 06/10/30 355,980
425,000 4.000%, 11/13/30 396,976
135,000 General Motors Co.^
5.200%, 04/01/45 115,394
goeasy Ltd.*^
172,000 7.625%, 07/01/29 163,851
260,000 6.875%, 02/15/31 232,396
PRINCIPAL
AMOUNT a a VALUE a
Goodyear Tire & Rubber Co.
400,000 5.625%, 04/30/33 $ 349,208
140,000 5.250%, 07/15/31^ 124,523
Group 1 Automotive, Inc.*^
155,000 6.375%, 01/15/30 156,032
114,000 4.000%, 08/15/28 110,094
170,870 Guitar Center, Inc.‡
12.000%, 08/19/32 51,261
133,000 Kohl's Corp.
5.550%, 07/17/45 91,673
265,000 Liberty Interactive LLC@
0.000%, 02/01/30 16,441
260,000 Life Time, Inc.*^
6.000%, 11/15/31 262,491
240,000 Light & Wonder International,
Inc.*^
6.250%, 10/01/33 236,045
260,000 Lindblad Expeditions LLC*^
7.000%, 09/15/30 267,652
130,000 Lithia Motors, Inc.*^
5.500%, 10/01/30 128,586
175,000 M/I Homes, Inc.
3.950%, 02/15/30 165,036
Macy's Retail Holdings LLC
175,000 6.700%, 07/15/34* 169,855
330,000 4.300%, 02/15/43 235,967
240,000 MGM Resorts International^
6.500%, 04/15/32 238,649
332,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 322,654
195,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 202,936
NCL Corp. Ltd.*^
130,000 6.750%, 02/01/32 127,559
146,000 6.250%, 09/15/33 138,915
130,000 5.875%, 01/15/31 124,510
Newell Brands, Inc.^
130,000 8.500%, 06/01/28* 135,824
130,000 6.625%, 05/15/32 131,535
130,000 6.375%, 05/15/30 131,414
260,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 254,004
Patrick Industries, Inc.*
130,000 6.375%, 11/01/32 128,462
239,000 4.750%, 05/01/29^ 233,981
Penn Entertainment, Inc.*
260,000 6.750%, 04/01/31^ 260,970
155,000 4.125%, 07/01/29 147,859
160,000 Pioneer Opco LLC*
7.000%, 05/15/33 161,982
135,000 QVC, Inc.@
0.000%, 08/15/34 67,715
27,717 Rite Aid Corp.
0.000%, 08/30/34 —
260,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 261,420

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
260,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*^
6.625%, 02/01/33 $ 261,752
146,250 Saks Global Enterprises LLC*@
0.000%, 12/15/29 341
265,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 260,013
207,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.^
5.250%, 07/15/29 199,113
260,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*^
8.625%, 01/15/32 263,104
185,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*^
4.875%, 11/01/27 184,131
195,000 Staples, Inc.*
10.750%, 09/01/29 186,814
420,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 405,943
260,000 STL Holding Co. LLC*
8.750%, 02/15/29 269,594
162,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 166,032
65,000 Viking Cruises Ltd.*
9.125%, 07/15/31 68,127
123,000 Voyager Parent LLC*
9.250%, 07/01/32 130,799
Whirlpool Corp.
80,000 7.875%, 07/01/34* 75,922
80,000 7.500%, 07/01/31* 79,563
260,000 6.500%, 06/15/33^ 220,425
130,000 William Carter Co.*^
7.375%, 02/15/31 133,550
250,000 ZF North America Capital, Inc.*^
7.500%, 03/24/31 251,630
17,042,344
Consumer Staples (0.8%)
247,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC*^
5.750%, 03/31/34 229,880
125,000 Amneal Pharmaceuticals LLC*^
6.875%, 08/01/32 128,831
320,000 APi Group DE, Inc.*
4.750%, 10/15/29 312,918
240,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 239,407
250,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 244,055
130,000 Brink's Co.*^
6.750%, 06/15/32 132,551
305,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 284,901
PRINCIPAL
AMOUNT a a VALUE a
100,000 Charlotte Buyer, Inc.*
8.000%, 06/30/31 $ 101,165
330,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 329,066
304,000 Edgewell Personal Care Co.*^
4.125%, 04/01/29 292,904
Energizer Holdings, Inc.*
130,000 6.000%, 09/15/33 123,611
305,000 4.375%, 03/31/29^ 294,169
260,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution,
Inc.*^
7.125%, 04/30/33 264,514
MPH Acquisition Holdings LLC*
234,269 6.750%, 03/31/31 141,194
109,200 5.750%, 12/31/30 84,178
260,000 Performance Food Group, Inc.*
5.625%, 03/01/34 252,379
Post Holdings, Inc.*^
227,000 6.375%, 03/01/33 223,786
260,000 6.250%, 02/15/32 261,742
Prestige Brands, Inc.*
65,000 6.250%, 07/15/34 65,217
252,000 3.750%, 04/01/31^ 231,374
RR Donnelley & Sons Co.*
95,000 10.875%, 08/01/29 96,963
365,000 9.500%, 08/01/29 378,775
Synergy Infrastructure Holdings
LLC*
130,000 7.875%, 12/01/30 136,059
65,000 7.000%, 07/15/34 65,612
168,000 United Natural Foods, Inc.*
6.750%, 10/15/28 168,255
195,000 United Rentals North America, Inc.*
5.375%, 11/15/33 189,987
5,273,493
Energy (1.7%)
245,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 240,031
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
260,000 6.625%, 10/15/32 261,888
200,000 6.625%, 07/15/33^ 200,952
Buckeye Partners LP
98,000 6.875%, 07/01/29* 100,328
197,000 6.750%, 02/01/30* 202,262
135,000 5.850%, 11/15/43 120,807
260,000 CNX Resources Corp.*^
5.875%, 03/01/34 252,314
300,000 Continental Resources, Inc.^
4.900%, 06/01/44 238,986
195,000 Crescent Energy Finance LLC*^
7.375%, 01/15/33 196,016
Enbridge, Inc.‡
195,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 203,438

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
130,000 7.200%, 06/27/54^ , 5 yr. CMT
+ 2.970% $ 136,893
Energy Transfer LP‡
130,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 132,768
250,000 7.090%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 248,785
65,000 6.700%, 01/15/57 , 5 yr. CMT +
2.219% 64,102
65,000 6.550%, 01/15/57 , 5 yr. CMT +
2.336% 64,185
197,000 Series H, 6.500%, 08/17/26 , 5 yr.
CMT + 5.694% 197,197
Genesis Energy LP/Genesis Energy
Finance Corp.
196,000 8.875%, 04/15/30 204,740
130,000 8.000%, 05/15/33^ 135,322
Hilcorp Energy I LP/Hilcorp Finance
Co.*
195,000 6.875%, 05/15/34 191,024
195,000 6.250%, 04/15/32 189,788
260,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 269,220
390,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 390,409
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
260,000 6.875%, 12/01/32 264,969
130,000 6.625%, 08/15/34†† 130,120
263,000 Matador Resources Co.*
6.500%, 04/15/32 263,079
345,000 Nabors Industries, Inc.*
7.625%, 11/15/32 352,121
260,000 Oceaneering International, Inc.*^
6.875%, 07/15/34 266,154
260,000 Par Petroleum LLC*^
7.375%, 06/01/34 269,318
200,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 197,572
270,000 Plains All American Pipeline LP
Series B‡
8.023%, 08/30/26 , 3 mo. USD
Term SOFR + 4.372% 270,254
260,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 270,421
357,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 370,709
Sunoco LP*
195,000 7.875%, 09/18/30‡ , 5 yr. CMT
+ 4.230% 200,308
390,000 6.625%, 08/15/32 394,321
260,000 6.250%, 07/01/33^ 260,884
260,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*^
6.750%, 03/15/34 261,809
PRINCIPAL
AMOUNT a a VALUE a
255,000 TGNR Intermediate Holdings LLC*^
5.500%, 10/15/29 $ 250,081
TransCanada PipeLines Ltd.‡
65,000 6.375%, 10/17/56^ , 5 yr. CMT
+ 2.117% 65,057
130,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% 129,986
365,000 Transocean International Ltd.*^
7.875%, 10/15/32 380,458
Venture Global LNG, Inc.*
135,000 9.875%, 02/01/32 143,790
135,000 9.500%, 02/01/29 144,767
467,000 9.000%, 09/30/29‡ , 5 yr. CMT
+ 5.440% 464,417
330,000 8.375%, 06/01/31^ 341,306
137,000 7.000%, 01/15/30 139,281
65,000 6.625%, 06/15/36 63,775
130,000 6.375%, 12/15/34 126,721
Venture Global Plaquemines LNG
LLC*
260,000 6.500%, 01/15/34^ 268,557
190,000 6.500%, 06/15/34 196,205
65,000 6.125%, 12/15/30 66,057
275,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 274,293
385,000 WBI Operating LLC*^
6.500%, 10/15/33 384,376
260,000 Weatherford International Ltd.*^
6.750%, 10/15/33 263,362
11,715,983
Financials (1.8%)
Acrisure LLC/Acrisure Finance,
Inc.*^
222,000 8.250%, 02/01/29 212,998
200,000 6.750%, 07/01/32 184,194
150,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
6.500%, 01/31/56 , 5 yr. CMT +
2.441% 150,795
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*^
395,000 7.375%, 10/01/32 398,144
260,000 6.500%, 10/01/31 260,216
Ally Financial, Inc.^‡
260,000 Series D, 7.100%, 08/15/31 , 5 yr.
CMT + 3.148% 261,300
125,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 120,774
130,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 127,162
Asurion LLC/Asurion Co-Issuer,
Inc.*
245,000 8.375%, 02/01/34^ 223,565
207,000 8.000%, 12/31/32 209,612
260,000 Azorra Finance Ltd.*^
7.250%, 01/15/31 268,011

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
380,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*^
7.125%, 05/15/31 $ 383,846
260,000 Blackstone Mortgage Trust, Inc.*
6.250%, 06/01/31 249,278
Brandywine Operating Partnership
LP^
130,000 8.875%, 04/12/29 136,692
257,000 6.125%, 01/15/31 246,938
320,000 Bread Financial Holdings, Inc.*‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 331,200
463,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 454,296
205,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*^
4.500%, 04/01/27 202,440
275,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 232,177
240,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 242,496
255,000 Corebridge Financial, Inc.‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 250,402
Credit Acceptance Corp.*
180,000 9.250%, 12/15/28 186,698
246,000 6.625%, 03/15/30 246,199
260,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 251,623
130,000 Cushman & Wakefield U.S.
Borrower LLC*^
8.875%, 09/01/31 136,210
Enstar Group Ltd.*‡
142,000 7.500%, 04/01/45 , 5 yr. CMT +
3.186% 147,694
95,000 6.693%, 07/15/37 , 1 day USD
SOFR + 2.540% 92,936
First Citizens BancShares, Inc.‡
65,000 Series B, 7.898%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 65,431
190,000 Series D, 7.000%, 12/15/30^ , 5
yr. CMT + 3.301% 190,940
130,000 GGAM Finance Ltd.*^
5.875%, 03/15/30 129,947
130,000 Goldman Sachs Group, Inc. Series
AA‡
6.500%, 08/10/31 , 5 yr. CMT +
2.175% 129,113
HUB International Ltd.*^
195,000 7.375%, 01/31/32 199,555
198,000 5.625%, 12/01/29 198,036
PRINCIPAL
AMOUNT a a VALUE a
130,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% $ 129,645
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*^
260,000 6.625%, 10/15/31 255,541
260,000 5.000%, 08/15/28 251,794
292,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 302,179
130,000 Newmark Group, Inc.
7.500%, 01/12/29 135,573
OneMain Finance Corp.
130,000 6.750%, 03/15/32 129,713
260,000 6.750%, 09/15/33^ 256,235
260,000 6.500%, 03/15/33^ 254,072
128,000 Osaic Holdings, Inc.*^
8.000%, 08/01/33 129,842
255,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*^
7.000%, 02/01/30 259,368
325,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 335,319
Reinsurance Group of America,
Inc.‡
130,000 6.650%, 09/15/55 , 5 yr. CMT +
2.392% 129,939
130,000 6.375%, 09/15/56^ , 5 yr. CMT
+ 2.344% 126,952
Rocket Cos., Inc.*
195,000 6.375%, 08/01/33 196,416
129,000 6.125%, 08/01/30^ 130,122
260,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 260,684
260,000 Stonebriar ABF Issuer LLC*
7.000%, 08/15/31 260,265
64,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 65,015
325,000 StoneX Group, Inc.*
7.875%, 03/01/31 338,851
460,000 TrueNoord Capital DAC*
8.750%, 03/01/30 477,618
310,000 United Wholesale Mortgage LLC*^
5.500%, 04/15/29 290,005
130,000 UWM Holdings LLC*^
6.250%, 03/15/31 116,150
130,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 134,963
175,000 Wells Fargo & Co. Series GG, Class
A^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 174,820
260,000 XHR LP*^
6.625%, 05/15/30 265,447
12,527,446

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Health Care (0.6%)
387,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 $ 400,077
CHS/Community Health Systems,
Inc.*
157,000 10.875%, 01/15/32 165,779
146,000 6.875%, 04/15/29^ 140,894
533,000 6.125%, 04/01/30^ 449,415
33,000 5.250%, 05/15/30 30,559
DaVita, Inc.*
255,000 6.875%, 09/01/32^ 262,211
291,000 4.625%, 06/01/30 280,620
313,000 3.750%, 02/15/31 289,206
Embecta Corp.*
67,000 6.750%, 02/15/30 51,535
195,000 5.000%, 02/15/30^ 150,903
Encompass Health Corp.
130,000 4.750%, 02/01/30^ 127,288
65,000 4.500%, 02/01/28 64,360
146,000 IQVIA, Inc.*
6.250%, 06/01/32 148,113
401,000 Medline Borrower LP*^
5.250%, 10/01/29 397,612
490,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*^
5.125%, 04/30/31 485,614
Tenet Healthcare Corp.
270,000 6.875%, 11/15/31^ 286,740
195,000 5.500%, 11/15/32* 192,190
3,923,116
Industrials (0.9%)
293,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 299,877
300,000 ACCO Brands Corp.*^
4.250%, 03/15/29 282,771
Arcosa, Inc.*
130,000 6.875%, 08/15/32^ 134,324
146,000 4.375%, 04/15/29 142,944
Bombardier, Inc.*
130,000 8.750%, 11/15/30 137,214
81,000 7.250%, 07/01/31 84,557
95,000 7.000%, 06/01/32^ 98,198
65,000 6.750%, 06/15/33 66,991
405,000 Cascades, Inc./Cascades USA,
Inc.*^
6.750%, 07/15/30 412,124
65,000 Columbus McKinnon Corp.*^
7.125%, 02/01/33 65,606
51,000 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 50,920
Deluxe Corp.*
130,000 8.125%, 09/15/29 134,723
350,000 8.000%, 06/01/29 353,185
135,000 EnerSys*
6.625%, 01/15/32 136,812
EquipmentShare.com, Inc.*
160,000 8.625%, 05/15/32 163,941
PRINCIPAL
AMOUNT a a VALUE a
195,000 7.125%, 07/01/34 $ 186,545
165,000 Granite Construction, Inc.*
6.375%, 06/15/34 165,228
Graphic Packaging International
LLC*
175,000 4.750%, 07/15/27 174,053
125,000 3.500%, 03/01/29 118,715
Herc Holdings, Inc.*
130,000 7.250%, 06/15/33 134,239
130,000 7.000%, 06/15/30^ 134,127
130,000 6.625%, 06/15/29^ 132,453
195,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 119,205
445,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 441,071
272,000 Novelis Corp.*
4.750%, 01/30/30 261,471
260,000 Quikrete Holdings, Inc.*^
6.375%, 03/01/32 263,305
Standard Building Solutions, Inc.*
60,000 6.500%, 08/15/32 60,245
195,000 6.250%, 08/01/33^ 192,980
260,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 268,244
TransDigm, Inc.*
100,000 7.125%, 12/01/31 103,206
285,000 6.875%, 12/15/30 292,228
200,000 6.750%, 08/15/28 201,656
65,000 6.625%, 03/01/32 66,167
49,062 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 47,801
195,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 198,586
Williams Scotsman, Inc.*
100,000 6.625%, 06/15/29 101,857
157,000 4.625%, 08/15/28 155,416
6,382,985
Information Technology (0.7%)
Block, Inc.*
65,000 6.000%, 08/15/33 64,569
130,000 5.625%, 08/15/30 129,459
195,000 CACI International, Inc.*^
6.375%, 06/15/33 196,550
Cloud Software Group LLC*
130,000 8.250%, 06/30/32 123,182
195,000 6.625%, 08/15/33^ 170,479
153,000 Coherent Corp.*^
5.000%, 12/15/29 149,750
Fair Isaac Corp.*
97,000 6.000%, 05/15/33 93,978
138,000 4.000%, 06/15/28 133,968
300,000 KBR, Inc.*
4.750%, 09/30/28 295,674
65,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 68,459
198,000 ON Semiconductor Corp.*
3.875%, 09/01/28 191,135

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
135,000 Open Text Corp.*
6.900%, 12/01/27 $ 137,765
Open Text Holdings, Inc.*
65,000 4.125%, 02/15/30 60,055
163,000 4.125%, 12/01/31 143,929
125,000 Qnity Electronics, Inc.*^
6.250%, 08/15/33 125,700
370,000 TTM Technologies, Inc.*
4.000%, 03/01/29 355,400
Twilio, Inc.
66,000 3.875%, 03/15/31 61,708
185,000 3.625%, 03/15/29 177,763
307,000 UKG, Inc.*^
6.875%, 02/01/31 301,007
390,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 368,995
1,178,123 Wolfspeed, Inc.
7.000%, 06/15/31 1,010,983
260,000 Zebra Technologies Corp.*
6.500%, 06/01/32 263,159
133,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*^
3.875%, 02/01/29 110,915
4,734,582
Materials (0.7%)
260,000 Avient Corp.*^
6.250%, 11/01/31 262,272
260,000 Bond U.S. Bidco 1, Inc./Bidco 2/
Bidco 3/German Bidco 1 GmbH/
German Bidco 2*
7.125%, 06/15/33 261,843
325,000 Capstone Copper Corp.*^
6.750%, 03/31/33 326,885
230,000 Celanese U.S. Holdings LLC^
7.379%, 07/15/32 240,711
260,000 Century Aluminum Co.*
6.875%, 08/01/32 264,935
Chemours Co.*
220,000 8.000%, 01/15/33 216,993
129,000 7.875%, 03/15/34^ 125,629
355,000 Clearwater Paper Corp.*
4.750%, 08/15/28 316,241
260,000 Coeur Mining, Inc.*
6.875%, 04/01/32 266,360
426,000 FMC Corp.^‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 320,373
260,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 271,827
325,000 Kaiser Aluminum Corp.*^
5.875%, 03/01/34 318,211
265,000 Knife River Corp.*
7.750%, 05/01/31 273,697
117,000 Mercer International, Inc.*
12.875%, 10/01/28 52,274
325,000 Olin Corp.*^
6.625%, 04/01/33 318,354
PRINCIPAL
AMOUNT a a VALUE a
305,000 Silgan Holdings, Inc.^
4.125%, 02/01/28 $ 300,934
260,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 254,670
260,000 Terex Corp.*^
6.250%, 10/15/32 261,342
114,369 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 1,358
WR Grace Holdings LLC*
65,000 7.000%, 08/01/33 62,403
125,000 6.625%, 08/15/32 119,073
4,836,385
Other (0.4%)
355,000 1261229 BC Ltd.*^
10.000%, 04/15/32 363,062
105,578 Claritev Corp. Series B*
6.750%, 03/31/31 63,180
EchoStar Corp.
647,000 10.750%, 11/30/29 700,209
271,019 6.750%, 11/30/30 275,062
140,000 Gen Digital, Inc.*
6.750%, 09/30/27 140,300
130,000 Graham Holdings Co.*
5.625%, 12/01/33 127,338
240,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 251,621
335,000 Rfna LP*
7.875%, 02/15/30 335,496
260,000 SM Energy Co.*^
7.000%, 08/01/32 264,407
2,520,675
Real Estate (0.1%)
130,000 Forestar Group, Inc.*^
6.500%, 03/15/33 130,556
170,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 166,022
188,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 183,992
480,570
Special Purpose Acquisition Companies (0.1%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
210,000 6.750%, 01/15/30^ 206,369
131,000 4.625%, 01/15/29 127,390
333,759
Utilities (0.2%)
135,000 CenterPoint Energy, Inc.^‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 137,372
65,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 65,585

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
190,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% $ 194,706
130,000 Emera U.S. Finance LLC Series A^‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 130,872
200,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 205,204
200,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 203,100
130,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 129,181
191,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 196,497
97,000 PPL Capital Funding, Inc. Series
A^‡
6.659%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 95,861
Vistra Corp.*‡
65,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 65,336
125,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 125,748
1,549,462
TOTAL CORPORATE BONDS
(Cost $97,266,009)
91,878,136
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (0.1%)
Communication Services (0.0%)
4,890 Audacy, Inc.# 14,670
1,888 Cumulus Media, Inc. - Class A# 14
2,887 Optimum Communications, Inc. -
Class A# 2,200
16,884
Consumer Discretionary (0.0%)
408 Rite Aid Corp.# 408
Energy (0.1%)
1,100 Cheniere Energy Partners LP 72,490
15,585 Energy Transfer LP 317,310
7,135 Enterprise Products Partners LP 271,486
1,881 EP Energy Corp.# 1,881
663,167
Materials (0.0%)
3,114 Ardagh Holdings SA# 19,750
TOTAL COMMON STOCKS
(Cost $686,974)
700,209
NUMBER OF
SHARES b b VALUE b
CONVERTIBLE PREFERRED STOCKS (25.3%)
Communication Services (6.1%)
834,459
Alphabet, Inc.
6.250%, 05/15/29# $ 41,871,364
Financials (3.9%)
103,670
ARES Management Corp.
6.750%, 10/01/27 4,262,910
14,045
Bank of America Corp.#‡‡
7.250% 18,116,646
98,005
KKR & Co., Inc.^
6.250%, 03/01/28 4,252,437
26,631,993
Health Care (0.4%)
5,650
Bruker Corp.
6.375%, 09/01/28# 2,637,985
Industrials (3.8%)
280,670
Boeing Co.#
6.000%, 10/15/27 18,751,563
68,335
QXO, Inc.
5.500%, 05/15/28 2,767,567
80,000
VSE Corp.#^
5.750%, 02/01/29 4,062,400
25,581,530
Information Technology (4.1%)
95,075
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 11,839,690
225,715
Oracle Corp.#^
6.500%, 01/15/29 9,452,944
126,535
Super Micro Computer, Inc.#
7.000%, 06/01/29 6,373,568
27,666,202
Materials (0.8%)
114,980
Albemarle Corp.^
7.250%, 03/01/27 5,723,704
Utilities (6.2%)
NextEra Energy, Inc.
155,130 7.234%, 11/01/27# 7,590,511
73,485 7.299%, 06/01/27 3,909,402
80,000 7.375%, 02/15/29# 3,816,000
324,045
PPL Corp.#
7.000%, 02/15/29 15,223,634
240,000
Southern Co.#^
7.125%, 12/15/28 11,916,000
42,455,547
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $178,006,417)
172,568,325

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
PREFERRED STOCKS (0.0%)
Communication Services (0.0%)
Telephone & Data Systems, Inc.
2,396 6.000%, 09/30/26 $ 45,764
2,091 6.625%, 08/31/26 42,886
T-Mobile USA, Inc.µ
1,789 5.500%, 03/01/70 36,531
204 5.500%, 06/01/70 4,233
2,160 6.250%, 09/01/69 49,810
179,224
TOTAL PREFERRED STOCKS
(Cost $180,571)
179,224
WARRANTS (0.0%)#
Communication Services (0.0%)
850 Audacy Capital Corp.
09/30/28, Strike $1.00 —
142 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
12,170 McDermott International Ltd.
06/30/27, Strike $12.33 1
13,522 McDermott International Ltd.
06/30/27, Strike $15.98 2
3
TOTAL WARRANTS
(Cost $5,195)
3
TOTAL INVESTMENTS (138.7%)
(Cost $877,085,240)
944,580,933
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-13.5%)
(91,750,000)
LIABILITIES, LESS OTHER ASSETS (-25.2%)
(171,967,243)
NET ASSETS (100.0%) $ 680,863,690
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
¡¡ As of July 31, 2026, the value of unfunded loan commitments was
$73,685 for the Calamos Dynamic Convertible and Income Fund.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $220,814,350.
^ Security, or portion of security, is on loan.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $752,760.
†† When-issued security.
@ In default status and considered non-income producing.
# Non-income producing security.
‡‡ Perpetual maturity.
FOREIGN CURRENCY ABBREVIATION
JPY Japanese Yen
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Dynamic Convertible and Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of July 31, 2026 (see Note
3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 212,754 $ — $ 212,754
Bank Loans 89 — 16,785,756 — 16,785,756
Convertible Bonds 79 — 662,256,526 — 662,256,526
Corporate Bonds 401 — 91,878,136 — 91,878,136
Common Stocks 9 663,500 36,709 — 700,209
Convertible Preferred Stocks 20 172,568,325 — — 172,568,325
Preferred Stocks 5 179,224 — — 179,224
Warrants 4 — 3 — 3
Total $ 173,411,049 $ 771,169,884 $ — $ 944,580,933

Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
170,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $165,499) $ 168,224
BANK LOANS (2.4%)i
Communication Services (0.5%)
445,727
Altice France SA‡
2025 USD Term Loan B14,
10.628%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 454,227
83,215
Audacy Capital Corp.‡
2024 Term Loan B,
9.845%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 71,669
7,304
Audacy Capital Corp.‡
2024 Term Loan A,
10.845%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 7,304
210,000
Cengage Learning, Inc.!
2026 Term Loan B,
0.000%, 03/24/31 208,738
98,249
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.981%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 98,303
108,011
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.845%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 108,445
140,000
DirecTV Financing LLC!
2025 Term Loan B,
0.000%, 02/17/31 140,907
72,390
DirecTV Financing LLC‡
2026 Term Loan B,
8.323%, 08/02/29 3 mo. USD
Term SOFR + 4.500% 72,923
106,118
DirecTV Financing LLC‡
2025 Term Loan B,
9.323%, 02/17/31 3 mo. USD
Term SOFR + 5.500% 106,805
207,500
Discovery Global Holdings, Inc.‡
2026 USD Term Loan B,
6.231%, 06/03/33 1 mo. USD
Term SOFR + 2.500% 207,911
207,000
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 208,514
238,324
iHeartCommunications, Inc.‡
2024 Term Loan,
9.620%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 221,566
210,000
Level 3 Financing, Inc.‡
2026 Term Loan B,
6.481%, 03/29/32 1 mo. USD
Term SOFR + 2.750% 211,006
PRINCIPAL
AMOUNT a a VALUE a
110,000
QTS Thunder Managing Issuer LLC‡
Term Loan B,
6.025%, 07/22/33 3 mo. USD
Term SOFR + 2.250% $ 108,625
126,182
TripAdvisor, Inc.‡
Term Loan,
6.481%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 122,160
290,000
Versant Media Group, Inc.‡
Term Loan B,
7.232%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 292,276
124,361
ViaSat, Inc.‡
2023 Term Loan,
8.290%, 05/30/30 1 mo. USD
Term SOFR + 4.500% 125,379
210,000
Virgin Media Bristol LLC‡
2020 USD Term Loan Q,
7.041%, 01/31/29 1 mo. USD
Term SOFR + 3.250% 190,500
2,957,258
Consumer Discretionary (0.4%)
117,962
American Axle & Manufacturing,
Inc.‡
CME Term SOFR,
6.910%, 02/03/33 3 mo. USD
Term SOFR + 3.250% 118,405
89,413
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.915%, 02/03/33 3 mo. USD
Term SOFR + 3.250% 89,748
213,926
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.481%, 09/12/32 1 mo. USD
Term SOFR + 2.750% 215,190
109,450
Boots Group Bidco Ltd.‡
USD Term Loan,
6.920%, 08/30/32 3 mo. USD
Term SOFR + 3.250% 109,974
122,681
Caesars Entertainment, Inc.‡
Term Loan B,
5.981%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 118,740
137,900
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.823%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 114,605
164,175
Clarios Global LP‡
2026 USD Term Loan B,
6.231%, 01/28/32 1 mo. USD
Term SOFR + 2.500% 164,740
206,860
Life Time Fitness, Inc.‡
2025 Term Loan,
5.667%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 207,533

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
147,895
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.231%, 05/30/29 1 mo. USD
Term SOFR + 5.500% $ 148,635
209,475
PetSmart, Inc.‡
2025 USD Term Loan B,
7.724%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 210,234
20,000
Pioneer Opco LLC‡
Term Loan B,
6.999%, 05/16/33 1 mo. USD
Term SOFR + 3.250% 20,141
205,275
Station Casinos LLC‡
2024 Term Loan B,
5.731%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 205,751
20,000
Stonepeak Motion Finco LLC
USD Term Loan B,
0.000%, 06/24/33 20,036
123,047
United Airlines, Inc.‡
2026 Term Loan B,
5.481%, 02/22/31 1 mo. USD
Term SOFR + 1.750% 122,955
208,950
Voyager Parent LLC‡
Repriced Term Loan B,
7.982%, 07/01/32 3 mo. USD
Term SOFR + 4.250% 209,510
209,475
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.475%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 208,133
219,280
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.481%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 220,020
2,504,350
Consumer Staples (0.5%)
390,751
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.731%, 08/01/32 1 mo. USD
Term SOFR + 3.000% 392,521
108,900
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.231%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 108,083
238,390
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.481%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 239,462
639,072
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.981%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 621,642
55,000
Charlotte Buyer, Inc.!
2026 Term Loan B,
0.000%, 06/30/31 55,136
PRINCIPAL
AMOUNT a a VALUE a
210,000
McKesson Medical-Surgical Top
Holdings, Inc.‡
Term Loan B,
5.982%, 06/09/32 3 mo. USD
Term SOFR + 2.250% $ 210,460
19,458
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.573%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 19,511
213,390
Opal Bidco SAS‡
2026 USD Term Loan B,
6.232%, 04/28/32 3 mo. USD
Term SOFR + 2.500% 214,019
15,000
Prestige Brands, Inc.‡
2026 Term Loan B,
5.731%, 06/13/33 1 mo. USD
Term SOFR + 2.000% 15,061
297,883
Star Parent, Inc.‡
Term Loan B,
7.232%, 09/27/30 3 mo. USD
Term SOFR + 3.500% 299,331
207,905
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.823%, 06/30/28 3 mo. USD
Term SOFR + 4.000% 208,530
100,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.981%, 02/11/33 1 mo. USD
Term SOFR + 4.250% 100,449
106,709
United Natural Foods, Inc.‡
2026 Term Loan B,
7.731%, 05/01/31 1 mo. USD
Term SOFR + 4.000% 107,876
2,592,081
Financials (0.2%)
161,727
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.231%, 12/29/31 1 mo. USD
Term SOFR + 2.500% 161,040
132,469
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.231%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 130,471
120,000
Cushman & Wakefield U.S.
Borrower LLC‡
2026 Term Loan B,
5.981%, 06/13/33 1 mo. USD
Term SOFR + 2.250% 120,200
270,875
Dragon Buyer, Inc.‡
Term Loan B,
6.482%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 216,926
156,000
Iron Mountain, Inc.‡
2023 Term Loan B,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 155,923
148,285
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.981%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 148,855

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
210,000
Jupiter Borrower, Inc.‡
Term Loan B,
6.504%, 06/30/33 3 mo. USD
Term SOFR + 2.750% $ 211,531
40,000
Lockton, Inc.‡
Term Loan B,
5.823%, 05/09/33 3 mo. USD
Term SOFR + 2.000% 40,050
209,475
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.232%, 07/30/32 3 mo. USD
Term SOFR + 2.500% 208,455
1,393,451
Health Care (0.0%)
230,171
Padagis LLC‡
Term Loan B,
8.742%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 221,539
Industrials (0.4%)
195,204
ACProducts, Inc.‡
2026 First Lien Second Out Term
Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 167,387
13,962
ACProducts, Inc.‡
2026 First Lien First Out Term Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 14,332
208,425
Blackfin Pipeline LLC‡
Term Loan B,
6.750%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 209,034
213,124
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.731%, 09/08/32 1 mo. USD
Term SOFR + 3.000% 213,656
140,884
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.232%, 02/03/33 3 mo. USD
Term SOFR + 3.500% 141,383
290,921
EMRLD Borrower LP‡
2024 Term Loan B,
6.073%, 08/04/31 1 mo. USD
Term SOFR + 2.250% 291,256
203,846
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.481%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 201,425
212,313
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.981%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 212,711
415,985
TransDigm, Inc.‡
2023 Term Loan J,
6.231%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 416,998
PRINCIPAL
AMOUNT a a VALUE a
104,738
TransDigm, Inc.‡
2026 Term Loan N,
6.231%, 02/13/33 1 mo. USD
Term SOFR + 2.500% $ 104,965
220,000
Worthington Steel, Inc.‡
Term Loan B,
7.731%, 06/01/33 1 mo. USD
Term SOFR + 4.000% 221,127
2,194,274
Information Technology (0.2%)
287,208
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.416%, 07/30/31 3 mo. USD
Term SOFR + 2.750% 262,317
175,543
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.481%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 164,215
110,000
Cloud Software Group, Inc.!
2025 Term Loan B (2032),
0.000%, 08/13/32 98,832
30,000
CoreWeave Financing DDTL V LLC
1st Lien Delayed Draw Term Loan,
0.000%, 09/30/31 30,113
135,000
CoreWeave Financing DDTL V LLC!
Delayed Draw Term Loan,
0.000%, 11/17/31 135,084
59,477
CoreWeave Financing DDTL V
LLC¡¡‡
UNFND,
0.500%, 11/17/31 1 mo. USD
Term SOFR + 0.500% 59,515
8,231
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.120%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 8,236
37,292
CoreWeave Financing DDTL V LLC
Delayed Draw Term Loan,
8.140%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 37,315
206,419
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.481%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 199,259
151,859
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.731%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 151,878
1,146,764
Materials (0.1%)
60,000
BASF Coatings‡
USD Term Loan B,
7.244%, 06/29/33 3 mo. USD
Term SOFR + 3.500% 60,338
104,475
Chemours Co.‡
2025 USD Term Loan B,
7.231%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 104,377

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
110,000
Ineos Finance PLC‡
2026 USD Term Loan,
8.731%, 06/25/32 1 mo. USD
Term SOFR + 5.000% $ 102,300
118,339
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.981%, 02/18/30 1 mo. USD
Term SOFR + 3.250% 112,459
155,745
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.258%, 05/03/28 1 mo. USD
Term SOFR + 2.500% 10,123
389,597
Other (0.1%)
332,891
Connect Finco SARL‡
2024 Extended Term Loan B,
8.231%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 334,910
Special Purpose Acquisition Companies (0.0%)
155,000
Sword Purchaser LLC‡
USD Term Loan B,
7.731%, 04/11/33 1 mo. USD
Term SOFR + 4.000% 149,714
TOTAL BANK LOANS
(Cost $14,191,430)
13,883,938
CONVERTIBLE BONDS (20.9%)
Communication Services (0.4%)
532,000 JD.com, Inc.
0.250%, 06/01/29 555,541
1,700,000 Xiaomi Best Time International
Ltd.*
0.000%, 12/17/27 1,775,888
2,331,429
Consumer Discretionary (3.5%)
Alibaba Group Holding Ltd.
2,100,000 0.500%, 06/01/31 2,899,512
6,310,000 0.000%, 09/15/32* 6,093,882
3,500,000 EUR Deutsche Lufthansa AG*
0.000%, 09/10/32 4,478,736
2,200,000 DoorDash, Inc.µ
0.000%, 05/15/30 2,218,458
251,000 Farfetch Ltd.@
0.000%, 05/01/27 2,189
34,000,000 HKD Midea Investment Development Co.
Ltd. Series 2*
0.000%, 05/13/33 4,729,366
20,422,143
Consumer Staples (0.4%)
1,969,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 2,379,812
PRINCIPAL
AMOUNT a a VALUE a
Financials (4.4%)
2,900,000 EUR Cara Obligations SAS*
1.500%, 12/01/30 $ 4,171,406
Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)*§
3,000,000 0.000%, 01/29/29 4,872,060
200,000 Series 700H, 0.000%, 03/07/30~ 200,822
3,200,000 EUR JPMorgan Chase Financial Co. LLC*
0.500%, 03/27/30 4,593,522
10,040,000 Robinhood Markets, Inc.*µ
0.000%, 10/01/29 9,634,585
2,125,000 WisdomTree, Inc.*
4.500%, 10/01/31 2,584,255
26,056,650
Health Care (3.6%)
824,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 1,019,272
1,630,000 Guardant Health, Inc.*^
0.000%, 05/15/33 2,507,983
7,069,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 7,545,592
1,240,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 1,263,808
2,000,000 Revolution Medicines, Inc.^
0.500%, 05/01/33 2,480,380
5,305,000 Travere Therapeutics, Inc.^
0.500%, 05/15/32 6,197,831
21,014,866
Industrials (1.5%)
580,000,000 JPY ANA Holdings, Inc.*
0.000%, 12/10/31 4,293,833
3,920,000 Knight-Swift Transportation
Holdings, Inc.*
1.000%, 11/15/31 4,283,149
8,576,982
Information Technology (2.4%)
700,000,000 JPY Advantest Corp.*~
0.000%, 03/28/31 5,683,328
6,272,000 Lenovo Group Ltd.*
0.000%, 06/25/33 6,199,245
601,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 2,343,786
14,226,359
Materials (0.0%)
214,000 Amyris, Inc.@
0.000%, 11/15/26 916
Real Estate (0.8%)
4,241,000 Realty Income Corp.*
3.500%, 01/15/29 4,405,127

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Utilities (3.9%)
5,548,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 $ 5,780,184
4,400,000 Duke Energy Corp.*
3.000%, 03/15/29 4,346,584
1,850,000 Exelon Corp.*
3.250%, 03/15/29 1,863,413
7,700,000 EUR Iberdrola Finanzas SA Series IBE*
1.500%, 03/27/30 10,757,482
22,747,663
TOTAL CONVERTIBLE BONDS
(Cost $115,109,045)
122,161,947
CORPORATE BONDS (10.8%)
Airlines (0.1%)
147,905 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 147,881
American Airlines Pass-Through
Trust
130,000 Series B, Class B, 5.750%,
11/10/36 127,768
164,480 Series B, Class B, 3.950%,
01/11/32 155,544
143,653 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 137,792
JetBlue Pass-Through Trust
31,546 Series 2019, Class B, 8.000%,
05/15/29 30,825
151,705 Series 1B, Class B, 7.750%,
05/15/30 152,391
752,201
Communication Services (0.9%)
160,000 AMC Global Media, Inc.
4.250%, 02/15/29 141,334
165,000 APLD ComputeCo 3 LLC*
7.000%, 06/15/31 161,208
105,000 Arches Buyer, Inc.*††
9.000%, 08/15/31 105,580
80,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 80,666
Clear Channel Outdoor Holdings,
Inc.*
105,000 7.875%, 04/01/30 109,147
115,000 7.500%, 03/15/33 120,814
CSC Holdings LLC*
200,000 4.625%, 12/01/30 42,918
335,000 4.500%, 11/15/31 190,374
79,000 DirecTV Financing LLC*
8.875%, 02/01/30 80,592
75,000 DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
10.000%, 02/15/31 78,444
Discovery Global Holdings, Inc.
110,000 5.050%, 03/15/42 76,947
PRINCIPAL
AMOUNT a a VALUE a
55,000 4.279%, 03/15/32 $ 48,889
105,000 EW Scripps Co.*
9.875%, 08/15/30 91,851
195,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 183,275
Gray Media, Inc.*
105,000 7.250%, 08/15/33 103,882
110,000 5.375%, 11/15/31 81,469
215,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 157,550
55,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 48,281
52,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 52,961
135,000 Lumen Technologies, Inc. Series P^
7.600%, 09/15/39 125,243
280,000 McGraw-Hill Education, Inc.*^
8.000%, 08/01/29 278,130
105,000 Neptune Bidco U.S., Inc.*^
9.290%, 04/15/29 107,059
205,000 Paramount Global
4.900%, 08/15/44 127,875
160,000 PR RNO Property Owner 1 LLC*
6.500%, 05/01/31 150,616
236,000 Qwest Corp.
6.500%, 09/01/51 177,477
Rogers Communications, Inc.‡
77,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 77,400
135,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 135,838
Scripps Escrow II, Inc.*
56,000 5.375%, 01/15/31 32,883
111,000 3.875%, 01/15/29 101,503
200,000 Sinclair Television Group, Inc.*^
8.125%, 02/15/33 206,270
Sirius XM Radio LLC*^
110,000 5.875%, 04/15/32 108,063
264,000 3.875%, 09/01/31 238,458
165,000 Stingray Compute LLC*
6.000%, 06/15/31 161,365
110,000 SV RNO Property Owner 1 LLC*
5.875%, 03/01/31 102,345
165,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 164,665
Time Warner Cable LLC
85,000 7.300%, 07/01/38 84,155
105,000 6.550%, 05/01/37 99,829
215,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*^
6.500%, 02/15/29 212,269
105,000 Univision Communications, Inc.*
8.500%, 07/31/31 104,912
Verizon Communications, Inc.‡
125,000 6.200%, 05/14/56 , 5 yr. CMT +
2.042% 122,321

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
85,000 6.050%, 05/14/58 , 5 yr. CMT +
1.813% $ 83,669
110,000 Viasat, Inc.*
7.500%, 05/30/31 110,142
5,068,669
Consumer Discretionary (2.4%)
110,000 Academy Ltd.*^
5.875%, 05/15/31 108,980
310,000 Adams Homes, Inc.*
9.250%, 10/15/28 319,505
Adient Global Holdings Ltd.*^
175,000 8.250%, 04/15/31 182,227
105,000 7.500%, 02/15/33 108,508
Advance Auto Parts, Inc.*
52,000 7.375%, 08/01/33 53,707
93,000 7.000%, 08/01/30 95,372
210,000 Allegiant Travel Co.*
7.125%, 07/01/31 213,127
160,000 American Axle & Manufacturing,
Inc.*^
7.750%, 10/15/33 157,581
200,000 Aptiv Swiss Holdings Ltd.^‡
6.875%, 12/15/54 , 5 yr. CMT +
3.385% 203,092
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
105,000 6.875%, 08/01/33 104,918
190,000 4.625%, 08/01/29 182,771
Bath & Body Works, Inc.
27,000 7.500%, 06/15/29 27,378
110,000 6.875%, 11/01/35^ 111,283
145,000 6.625%, 10/01/30*^ 147,487
115,000 Beach Acquisition Bidco LLC*
10.000%, 07/15/33 123,554
250,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 241,253
136,000 Caesars Entertainment, Inc.*
4.625%, 10/15/29 129,564
CCO Holdings LLC/CCO Holdings
Capital Corp.*
210,000 7.000%, 02/01/33^ 201,344
131,000 5.125%, 05/01/27 130,805
215,000 4.750%, 03/01/30 201,059
108,000 4.750%, 02/01/32^ 94,465
125,000 4.500%, 08/15/30^ 114,190
215,000 4.250%, 02/01/31^ 190,473
250,000 4.250%, 01/15/34^ 204,675
210,000 Century Communities, Inc.*^
6.625%, 09/15/33 210,958
Churchill Downs, Inc.*^
105,000 6.750%, 05/01/31 106,594
108,000 5.750%, 04/01/30 107,847
107,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 108,486
340,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*^
6.375%, 04/15/34 335,951
PRINCIPAL
AMOUNT a a VALUE a
117,000 Dana, Inc.
4.500%, 02/15/32 $ 116,808
DISH DBS Corp.@
370,000 0.000%, 07/01/28 355,226
85,000 0.000%, 12/01/28* 82,070
102,000 0.000%, 06/01/29 92,499
210,000 Dorman Products, Inc.*
6.250%, 06/15/34 211,084
200,000 Flutter Treasury DAC*^
5.875%, 06/04/31 197,982
220,000 Ford Motor Co.^
6.100%, 08/19/32 222,640
Ford Motor Credit Co. LLC
275,000 7.200%, 06/10/30 287,925
350,000 4.000%, 11/13/30 326,921
110,000 General Motors Co.^
5.200%, 04/01/45 94,025
goeasy Ltd.*^
133,000 7.625%, 07/01/29 126,698
210,000 6.875%, 02/15/31 187,704
Goodyear Tire & Rubber Co.^
315,000 5.625%, 04/30/33 275,001
110,000 5.250%, 07/15/31 97,839
Group 1 Automotive, Inc.*
125,000 6.375%, 01/15/30^ 125,832
93,000 4.000%, 08/15/28 89,814
158,467 Guitar Center, Inc.‡
12.000%, 08/19/32 47,540
103,000 Kohl's Corp.
5.550%, 07/17/45 70,995
220,000 Liberty Interactive LLC@
0.000%, 02/01/30 13,649
210,000 Life Time, Inc.*^
6.000%, 11/15/31 212,012
202,000 Light & Wonder International,
Inc.*^
6.250%, 10/01/33 198,671
210,000 Lindblad Expeditions LLC*^
7.000%, 09/15/30 216,180
110,000 Lithia Motors, Inc.*^
5.500%, 10/01/30 108,803
140,000 M/I Homes, Inc.
3.950%, 02/15/30 132,028
Macy's Retail Holdings LLC
156,000 6.700%, 07/15/34* 151,414
265,000 4.300%, 02/15/43 189,488
200,000 MGM Resorts International^
6.500%, 04/15/32 198,874
287,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 278,921
157,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 163,390
NCL Corp. Ltd.*^
105,000 6.750%, 02/01/32 103,028
118,000 6.250%, 09/15/33 112,273
110,000 5.875%, 01/15/31 105,355

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Newell Brands, Inc.^
105,000 8.500%, 06/01/28* $ 109,704
105,000 6.625%, 05/15/32 106,240
105,000 6.375%, 05/15/30 106,142
210,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 205,157
Patrick Industries, Inc.*
105,000 6.375%, 11/01/32 103,758
192,000 4.750%, 05/01/29 187,968
Penn Entertainment, Inc.*
210,000 6.750%, 04/01/31 210,783
130,000 4.125%, 07/01/29^ 124,011
130,000 Pioneer Opco LLC*
7.000%, 05/15/33 131,611
110,000 QVC, Inc.@
0.000%, 08/15/34 55,175
23,472 Rite Aid Corp.
0.000%, 08/30/34 —
210,000 Rivers Enterprise Borrower LLC*^
6.250%, 10/15/30 211,147
210,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*^
6.625%, 02/01/33 211,415
120,000 Saks Global Enterprises LLC*@
0.000%, 12/15/29 279
215,000 Six Flags Entertainment Corp.*
7.250%, 05/15/31 210,954
137,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.^
5.250%, 07/15/29 131,780
210,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*^
8.625%, 01/15/32 212,507
125,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*^
4.875%, 11/01/27 124,412
155,000 Staples, Inc.*
10.750%, 09/01/29 148,493
350,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 338,286
210,000 STL Holding Co. LLC*
8.750%, 02/15/29 217,749
131,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 134,261
55,000 Viking Cruises Ltd.*
9.125%, 07/15/31 57,646
99,000 Voyager Parent LLC*
9.250%, 07/01/32 105,278
Whirlpool Corp.
65,000 7.875%, 07/01/34* 61,687
65,000 7.500%, 07/01/31* 64,645
210,000 6.500%, 06/15/33^ 178,036
110,000 William Carter Co.*^
7.375%, 02/15/31 113,004
PRINCIPAL
AMOUNT a a VALUE a
220,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 $ 221,434
13,793,405
Consumer Staples (0.7%)
206,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC*^
5.750%, 03/31/34 191,722
110,000 Amneal Pharmaceuticals LLC*^
6.875%, 08/01/32 113,371
260,000 APi Group DE, Inc.*
4.750%, 10/15/29 254,246
200,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*^
8.375%, 06/15/32 199,506
210,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 205,006
105,000 Brink's Co.*^
6.750%, 06/15/32 107,060
251,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 234,459
80,000 Charlotte Buyer, Inc.*
8.000%, 06/30/31 80,932
290,000 Dentsply Sirona, Inc.^‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 289,179
245,000 Edgewell Personal Care Co.*^
4.125%, 04/01/29 236,057
Energizer Holdings, Inc.*
105,000 6.000%, 09/15/33^ 99,839
252,000 4.375%, 03/31/29 243,051
210,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution,
Inc.*^
7.125%, 04/30/33 213,646
MPH Acquisition Holdings LLC*
191,320 6.750%, 03/31/31 115,309
91,224 5.750%, 12/31/30 70,321
210,000 Performance Food Group, Inc.*
5.625%, 03/01/34 203,845
Post Holdings, Inc.*
184,000 6.375%, 03/01/33^ 181,395
210,000 6.250%, 02/15/32 211,407
Prestige Brands, Inc.*
55,000 6.250%, 07/15/34 55,184
209,000 3.750%, 04/01/31^ 191,893
RR Donnelley & Sons Co.*
80,000 10.875%, 08/01/29 81,653
305,000 9.500%, 08/01/29 316,511
Synergy Infrastructure Holdings
LLC*
105,000 7.875%, 12/01/30^ 109,894
55,000 7.000%, 07/15/34 55,518
136,000 United Natural Foods, Inc.*
6.750%, 10/15/28 136,207

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
157,000 United Rentals North America, Inc.*
5.375%, 11/15/33 $ 152,964
4,350,175
Energy (1.6%)
203,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 198,883
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
210,000 6.625%, 10/15/32 211,525
169,000 6.625%, 07/15/33^ 169,804
Buckeye Partners LP
79,000 6.875%, 07/01/29* 80,877
157,000 6.750%, 02/01/30* 161,193
135,000 5.850%, 11/15/43^ 120,807
210,000 CNX Resources Corp.*
5.875%, 03/01/34 203,792
250,000 Continental Resources, Inc.^
4.900%, 06/01/44 199,155
160,000 Crescent Energy Finance LLC*^
7.375%, 01/15/33 160,834
Enbridge, Inc.^‡
153,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 159,620
100,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 105,302
Energy Transfer LP‡
105,000 7.125%, 10/01/54^ , 5 yr. CMT
+ 2.829% 107,235
195,000 7.090%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 194,052
55,000 6.700%, 01/15/57 , 5 yr. CMT +
2.219% 54,240
55,000 6.550%, 01/15/57 , 5 yr. CMT +
2.336% 54,310
162,000 Series H, 6.500%, 08/17/26 , 5 yr.
CMT + 5.694% 162,162
Genesis Energy LP/Genesis Energy
Finance Corp.
138,000 8.875%, 04/15/30 144,153
105,000 8.000%, 05/15/33^ 109,299
Hilcorp Energy I LP/Hilcorp Finance
Co.*
165,000 6.875%, 05/15/34 161,636
165,000 6.250%, 04/15/32 160,590
210,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 217,447
320,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 320,336
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
210,000 6.875%, 12/01/32 214,013
110,000 6.625%, 08/15/34†† 110,101
213,000 Matador Resources Co.*^
6.500%, 04/15/32 213,064
290,000 Nabors Industries, Inc.*
7.625%, 11/15/32 295,986
PRINCIPAL
AMOUNT a a VALUE a
210,000 Oceaneering International, Inc.*
6.875%, 07/15/34 $ 214,971
210,000 Par Petroleum LLC*
7.375%, 06/01/34 217,526
165,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 162,997
270,000 Plains All American Pipeline LP
Series B^‡
8.023%, 08/30/26 , 3 mo. USD
Term SOFR + 4.372% 270,254
215,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 223,617
289,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 300,098
Sunoco LP*
160,000 7.875%, 09/18/30^‡ , 5 yr. CMT
+ 4.230% 164,355
315,000 6.625%, 08/15/32 318,490
210,000 6.250%, 07/01/33^ 210,714
210,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*^
6.750%, 03/15/34 211,462
210,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 205,949
TransCanada PipeLines Ltd.^‡
55,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 55,048
110,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% 109,988
307,000 Transocean International Ltd.*^
7.875%, 10/15/32 320,001
Venture Global LNG, Inc.*
105,000 9.875%, 02/01/32^ 111,837
105,000 9.500%, 02/01/29 112,597
392,000 9.000%, 09/30/29‡ , 5 yr. CMT
+ 5.440% 389,832
265,000 8.375%, 06/01/31^ 274,079
110,000 7.000%, 01/15/30^ 111,832
55,000 6.625%, 06/15/36 53,963
105,000 6.375%, 12/15/34 102,352
Venture Global Plaquemines LNG
LLC*
210,000 6.500%, 01/15/34^ 216,911
160,000 6.500%, 06/15/34 165,226
52,000 6.125%, 12/15/30 52,846
190,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 189,512
320,000 WBI Operating LLC*^
6.500%, 10/15/33 319,482
210,000 Weatherford International Ltd.*
6.750%, 10/15/33 212,715
9,589,070
Financials (1.8%)
Acrisure LLC/Acrisure Finance, Inc.*
179,000 8.250%, 02/01/29 171,742
170,000 6.750%, 07/01/32^ 156,565

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust^‡
200,000 6.950%, 03/10/55 , 5 yr. CMT +
2.720% $ 204,944
150,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 150,795
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*^
335,000 7.375%, 10/01/32 337,667
210,000 6.500%, 10/01/31 210,174
Ally Financial, Inc.^‡
210,000 Series D, 7.100%, 08/15/31 , 5 yr.
CMT + 3.148% 211,050
100,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 96,619
105,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 102,708
Asurion LLC/Asurion Co-Issuer,
Inc.*
205,000 8.375%, 02/01/34^ 187,065
170,000 8.000%, 12/31/32 172,145
210,000 Azorra Finance Ltd.*^
7.250%, 01/15/31 216,470
320,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 323,238
210,000 Blackstone Mortgage Trust, Inc.*
6.250%, 06/01/31 201,340
Brandywine Operating Partnership
LP^
105,000 8.875%, 04/12/29 110,405
214,000 6.125%, 01/15/31 205,622
263,000 Bread Financial Holdings, Inc.*‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 272,205
419,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 411,123
166,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*^
4.500%, 04/01/27 163,927
225,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 189,963
200,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 202,080
210,000 Corebridge Financial, Inc.‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 206,214
Credit Acceptance Corp.*^
140,000 9.250%, 12/15/28 145,209
208,000 6.625%, 03/15/30 208,168
210,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 203,234
PRINCIPAL
AMOUNT a a VALUE a
105,000 Cushman & Wakefield U.S.
Borrower LLC*^
8.875%, 09/01/31 $ 110,016
Enstar Group Ltd.*‡
116,000 7.500%, 04/01/45 , 5 yr. CMT +
3.186% 120,652
80,000 6.693%, 07/15/37 , 1 day USD
SOFR + 2.540% 78,262
First Citizens BancShares, Inc.‡
55,000 Series B, 7.898%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 55,365
160,000 Series D, 7.000%, 12/15/30^ , 5
yr. CMT + 3.301% 160,792
105,000 GGAM Finance Ltd.*^
5.875%, 03/15/30 104,957
105,000 Goldman Sachs Group, Inc. Series
AA‡
6.500%, 08/10/31 , 5 yr. CMT +
2.175% 104,284
HUB International Ltd.*^
160,000 7.375%, 01/31/32 163,738
169,000 5.625%, 12/01/29 169,030
105,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 104,713
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*^
210,000 6.625%, 10/15/31 206,398
200,000 5.000%, 08/15/28 193,688
236,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 244,227
105,000 Newmark Group, Inc.
7.500%, 01/12/29 109,501
OneMain Finance Corp.
105,000 6.750%, 03/15/32 104,768
210,000 6.750%, 09/15/33^ 206,959
220,000 6.500%, 03/15/33 214,984
103,000 Osaic Holdings, Inc.*^
8.000%, 08/01/33 104,482
200,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*^
7.000%, 02/01/30 203,426
262,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 270,319
Reinsurance Group of America,
Inc.‡
105,000 6.650%, 09/15/55 , 5 yr. CMT +
2.392% 104,951
110,000 6.375%, 09/15/56^ , 5 yr. CMT
+ 2.344% 107,420
Rocket Cos., Inc.*^
157,000 6.375%, 08/01/33 158,140
104,000 6.125%, 08/01/30 104,905
210,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 210,552

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
210,000 Stonebriar ABF Issuer LLC*
7.000%, 08/15/31 $ 210,214
55,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 55,872
265,000 StoneX Group, Inc.*
7.875%, 03/01/31 276,294
385,000 TrueNoord Capital DAC*
8.750%, 03/01/30 399,746
258,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 241,359
105,000 UWM Holdings LLC*^
6.250%, 03/15/31 93,813
105,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 109,009
145,000 Wells Fargo & Co. Series GG, Class
A^‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 144,851
210,000 XHR LP*^
6.625%, 05/15/30 214,399
10,522,758
Health Care (0.6%)
320,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 330,813
CHS/Community Health Systems,
Inc.*
126,000 10.875%, 01/15/32 133,046
127,000 6.875%, 04/15/29 122,559
435,000 6.125%, 04/01/30^ 366,783
27,000 5.250%, 05/15/30 25,003
DaVita, Inc.*
240,000 6.875%, 09/01/32 246,787
233,000 4.625%, 06/01/30 224,689
258,000 3.750%, 02/15/31 238,387
Embecta Corp.*
52,000 6.750%, 02/15/30 39,997
162,000 5.000%, 02/15/30^ 125,365
Encompass Health Corp.
110,000 4.750%, 02/01/30^ 107,706
55,000 4.500%, 02/01/28 54,458
118,000 IQVIA, Inc.*^
6.250%, 06/01/32 119,708
322,000 Medline Borrower LP*^
5.250%, 10/01/29 319,279
400,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*^
5.125%, 04/30/31 396,420
Tenet Healthcare Corp.
225,000 6.875%, 11/15/31^ 238,950
157,000 5.500%, 11/15/32* 154,738
3,244,688
Industrials (0.9%)
237,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 242,562
260,000 ACCO Brands Corp.*^
4.250%, 03/15/29 245,068
PRINCIPAL
AMOUNT a a VALUE a
Arcosa, Inc.*
105,000 6.875%, 08/15/32^ $ 108,492
127,000 4.375%, 04/15/29 124,342
Bombardier, Inc.*
105,000 8.750%, 11/15/30 110,827
68,000 7.250%, 07/01/31 70,987
80,000 7.000%, 06/01/32^ 82,693
53,000 6.750%, 06/15/33 54,623
335,000 Cascades, Inc./Cascades USA,
Inc.*^
6.750%, 07/15/30 340,893
55,000 Columbus McKinnon Corp.*^
7.125%, 02/01/33 55,513
42,000 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 41,935
Deluxe Corp.*
105,000 8.125%, 09/15/29 108,815
282,000 8.000%, 06/01/29 284,566
110,000 EnerSys*
6.625%, 01/15/32 111,476
EquipmentShare.com, Inc.*
135,000 8.625%, 05/15/32 138,325
155,000 7.125%, 07/01/34 148,279
130,000 Granite Construction, Inc.*
6.375%, 06/15/34 130,179
Graphic Packaging International
LLC*
85,000 4.750%, 07/15/27 84,540
102,000 3.500%, 03/01/29 96,871
Herc Holdings, Inc.*
105,000 7.250%, 06/15/33 108,424
105,000 7.000%, 06/15/30^ 108,334
105,000 6.625%, 06/15/29^ 106,981
157,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 95,976
360,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 356,821
232,000 Novelis Corp.*
4.750%, 01/30/30 223,019
210,000 Quikrete Holdings, Inc.*^
6.375%, 03/01/32 212,669
Standard Building Solutions, Inc.*
50,000 6.500%, 08/15/32 50,205
157,000 6.250%, 08/01/33^ 155,374
210,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 216,659
TransDigm, Inc.*
80,000 7.125%, 12/01/31 82,565
225,000 6.875%, 12/15/30 230,706
155,000 6.750%, 08/15/28 156,283
52,000 6.625%, 03/01/32 52,933
41,424 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 40,359
160,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 162,942
Williams Scotsman, Inc.*
80,000 6.625%, 06/15/29 81,486

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
128,000 4.625%, 08/15/28 $ 126,709
5,149,431
Information Technology (0.5%)
Block, Inc.*
53,000 6.000%, 08/15/33 52,649
105,000 5.625%, 08/15/30 104,563
160,000 CACI International, Inc.*^
6.375%, 06/15/33 161,272
Cloud Software Group LLC*
110,000 8.250%, 06/30/32 104,231
157,000 6.625%, 08/15/33^ 137,257
126,000 Coherent Corp.*^
5.000%, 12/15/29 123,324
Fair Isaac Corp.*
79,000 6.000%, 05/15/33 76,539
93,000 4.000%, 06/15/28 90,283
245,000 KBR, Inc.*
4.750%, 09/30/28 241,467
62,003 LivePerson, Inc.*
10.000%, 12/15/29 43,402
55,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 57,927
167,000 ON Semiconductor Corp.*
3.875%, 09/01/28 161,210
110,000 Open Text Corp.*
6.900%, 12/01/27 112,253
Open Text Holdings, Inc.*
55,000 4.125%, 02/15/30 50,816
136,000 4.125%, 12/01/31 120,088
105,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 105,588
315,000 TTM Technologies, Inc.*
4.000%, 03/01/29 302,570
Twilio, Inc.
57,000 3.875%, 03/15/31 53,293
150,000 3.625%, 03/15/29 144,132
254,000 UKG, Inc.*
6.875%, 02/01/31 249,042
295,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 279,111
210,000 Zebra Technologies Corp.*
6.500%, 06/01/32 212,551
113,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*^
3.875%, 02/01/29 94,236
3,077,804
Materials (0.7%)
210,000 Avient Corp.*^
6.250%, 11/01/31 211,835
225,000 Bond U.S. Bidco 1, Inc./Bidco 2/
Bidco 3/German Bidco 1 GmbH/
German Bidco 2*
7.125%, 06/15/33 226,595
265,000 Capstone Copper Corp.*^
6.750%, 03/31/33 266,537
190,000 Celanese U.S. Holdings LLC^
7.379%, 07/15/32 198,848
PRINCIPAL
AMOUNT a a VALUE a
210,000 Century Aluminum Co.*
6.875%, 08/01/32 $ 213,986
Chemours Co.*
180,000 8.000%, 01/15/33 177,539
105,000 7.875%, 03/15/34^ 102,256
300,000 Clearwater Paper Corp.*
4.750%, 08/15/28 267,246
210,000 Coeur Mining, Inc.*
6.875%, 04/01/32 215,137
356,000 FMC Corp.^‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 267,730
210,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 219,553
265,000 Kaiser Aluminum Corp.*^
5.875%, 03/01/34 259,464
210,000 Knife River Corp.*
7.750%, 05/01/31 216,892
95,000 Mercer International, Inc.*
12.875%, 10/01/28 42,445
265,000 Olin Corp.*^
6.625%, 04/01/33 259,581
200,000 Silgan Holdings, Inc.^
4.125%, 02/01/28 197,334
210,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 205,695
290,000 Stonepeak Motion Holdco Ltd./
Stonepeak Motion Finco LLC*
6.125%, 07/15/33 288,440
210,000 Terex Corp.*^
6.250%, 10/15/32 211,084
98,654 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 1,171
WR Grace Holdings LLC*
55,000 7.000%, 08/01/33 52,803
105,000 6.625%, 08/15/32 100,021
4,202,192
Other (0.3%)
86,027 Claritev Corp. Series B*
6.750%, 03/31/31 51,480
EchoStar Corp.
542,740 10.750%, 11/30/29 587,375
218,446 6.750%, 11/30/30 221,705
100,000 Gen Digital, Inc.*^
6.750%, 09/30/27 100,214
105,000 Graham Holdings Co.*
5.625%, 12/01/33 102,850
200,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 209,684
285,000 Rfna LP*
7.875%, 02/15/30 285,422

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
210,000 SM Energy Co.*^
7.000%, 08/01/32 $ 213,559
1,772,289
Real Estate (0.1%)
105,000 Forestar Group, Inc.*^
6.500%, 03/15/33 105,449
150,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 146,490
148,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 144,845
396,784
Special Purpose Acquisition Companies (0.0%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
175,000 6.750%, 01/15/30^ 171,974
107,000 4.625%, 01/15/29 104,051
276,025
Utilities (0.2%)
110,000 CenterPoint Energy, Inc.^‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 111,933
55,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 55,494
158,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 161,914
105,000 Emera U.S. Finance LLC Series A^‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 105,705
165,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 169,293
165,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 167,557
110,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 109,307
158,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 162,547
79,000 PPL Capital Funding, Inc. Series
A^‡
6.659%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 78,073
Vistra Corp.*‡
50,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 50,258
105,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 105,628
1,277,709
TOTAL CORPORATE BONDS
(Cost $64,774,137)
63,473,200
PRINCIPAL
AMOUNT a a VALUE a
SOVEREIGN BONDS (7.6%)
Other (7.6%)
2,600,000 Brazil Government International
Bonds
3.750%, 09/12/31 $ 2,390,368
2,300,000 Brazil Government International
Bonds
6.125%, 01/22/32 2,331,157
2,200,000 Colombia Government International
Bonds
5.375%, 01/21/29 2,197,720
2,100,000 Colombia Government International
Bonds
7.375%, 04/25/30 2,204,233
730,000,000 JPY Japan Government Ten Year Bonds
2.400%, 03/20/36 4,455,224
720,000,000 JPY Japan Government Ten Year Bonds
2.700%, 06/20/36 4,493,728
77,600,000 MXN Mexico Bonos
7.750%, 05/29/31 4,347,990
74,775,000 MXN Mexico Bonos
8.500%, 03/02/28 4,394,072
75,800,000 MXN Mexico Bonos
8.500%, 02/28/30 4,403,656
76,300,000 ZAR Republic of South Africa
Government Bonds
7.000%, 02/28/31 4,428,679
72,300,000 ZAR Republic of South Africa
Government Bonds
8.000%, 01/31/30 4,388,084
73,500,000 ZAR Republic of South Africa
Government Bonds
8.250%, 03/31/32 4,447,053
TOTAL SOVEREIGN BONDS
(Cost $44,184,423)
44,481,964
U.S. GOVERNMENT AND AGENCY SECURITIES (1.5%)
Other (1.5%)
U.S. Treasury Notes^
4,500,000 4.250%, 06/30/33 4,418,262
4,500,000 4.125%, 06/30/31 4,441,465
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $8,924,739)
8,859,727
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (85.2%)
Communication Services (2.1%)
3,751 Audacy, Inc.# 11,253
1,735 Cumulus Media, Inc. - Class A# 13
9,155 Meta Platforms, Inc. - Class Aµ 5,096,680
21,620 Millicom International Cellular SAµ 2,064,278
122,416 ZAR MTN Group Ltd. 1,517,599

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
2,350 Optimum Communications, Inc. -
Class A# $ 1,791
31,750 EUR Orange SA~ 606,669
21,300 HKD Tencent Holdings Ltd.~ 1,301,494
1,176,545 GBP Vodafone Group PLC~ 1,867,165
12,466,942
Consumer Discretionary (5.7%)
13,310 Alibaba Group Holding Ltd.
( ADR )^ 1,627,148
183,200 PLN Allegro.eu SA#* 2,206,857
40,710 Amazon.com, Inc.#µ 11,056,022
4,500 EUR Auto1 Group SE# 118,174
32,000 INR Bharat Forge Ltd. 738,913
9,500 JPY BuySell Technologies Co. Ltd. 175,476
17,170 KRW Hyundai Motor Co. 4,549,310
41,800 INR Kalyan Jewellers India Ltd. 268,508
7,600 KRW LG Electronics, Inc. 842,397
1,020 EUR LVMH Moet Hennessy Louis Vuitton
SE~ 560,118
46,700 HKD Meituan - Class B#* 551,362
3,140 SEK MIPS AB* 138,829
12,100 JPY Nextage Co. Ltd.~ 252,140
345 Rite Aid Corp.# 345
12,400 EUR Schaeffler AG 102,209
8,460 Sea Ltd. ( ADR )# 903,020
5,400 INR Titan Co. Ltd. 276,252
14,600 TJX Cos., Inc.µ 2,297,164
14,700 EUR Tonies SE - Class A# 209,228
60,210 Viking Holdings Ltd.#µ 6,282,914
14,930 EUR Westwing Group SE# 230,114
33,386,500
Consumer Staples (4.1%)
14,200 BBB Foods, Inc. - Class A# 586,886
60,200 Coca-Cola Co.µ 5,272,918
4,300 Fomento Economico Mexicano SAB
de CV ( ADR ) 550,357
5,600 EUR Kri-Kri Milk Industry SA 181,783
41,855 Philip Morris International, Inc.µ 7,986,771
48,050 PriceSmart, Inc.µ 9,317,375
23,896,090
Energy (2.6%)
23,100 CAD CES Energy Solutions Corp.~ 269,254
885 Cheniere Energy Partners LP 58,321
12,635 Energy Transfer LP 257,249
5,810 Enterprise Products Partners LP 221,070
1,826 EP Energy Corp.# 1,826
36,600 ExxonMobil Holdings Corp.µ 5,689,104
83,900 Halliburton Co.µ 2,705,775
81,860 TechnipFMC PLCµ 5,866,088
15,068,687
NUMBER OF
SHARES b b VALUE b
Financials (17.7%)
359,520 EUR Alpha Bank SA $ 1,782,763
9,140 SEK Avarda Bank AB* 180,735
447,010 EUR Banco Santander SA~ 6,357,496
11,180 EUR Bank of Cyprus Holdings PLC 132,643
29,100 EUR BAWAG Group AG*~ 5,901,350
6,820 ZAR Capitec Bank Holdings Ltd.^ 1,947,349
701,000 HKD China Construction Bank Corp. -
Class H 822,572
13,090 Chubb Ltd.µ 4,590,401
33,400 Citigroup, Inc.µ 4,423,830
66,500 Citizens Financial Group, Inc.µ 4,764,725
1,480 Credicorp Ltd.^ 592,858
3,400 EUR Edenred SE 111,944
186,130 AED Emirates NBD Bank PJSC 1,528,723
66,765 EUR Erste Group Bank AG~ 8,727,726
233,400 EUR Eurobank SA 1,206,105
486,500 INR Federal Bank Ltd. 1,827,975
6,140 Goldman Sachs Group, Inc.µ 6,252,853
12,900 Grupo Cibest SA ( ADR ) 1,193,508
143,000 EUR ING Groep NV~ 5,025,241
14,575 JPMorgan Chase & Co.^ 5,127,339
48,530 KRW KB Financial Group, Inc. 5,679,794
29,400 JPY Mizuho Financial Group, Inc.~ 1,524,219
5,500 INR Multi Commodity Exchange of
India Ltd. 155,216
53,500 JPY Nishi-Nippon Financial Holdings,
Inc.~ 1,413,889
142,500 JPY ORIX Corp.~ 5,751,205
10,350 HUF OTP Bank Nyrt 1,533,268
264 GBP Plus500 Ltd.~ 13,912
6,000 EUR Revo Insurance SpA^ 178,185
398,870 MYR RHB Bank Bhd. 834,266
22,500 GBP Saga PLC#~ 204,312
24,653 SAR Saudi National Bank 257,979
104,100 JPY Shiga Bank Ltd.~ 1,546,788
18,700 State Street Corp.^ 3,443,792
268,000 Sumitomo Mitsui Financial Group,
Inc. ( ADR )^ 6,935,840
4,670 ILS Tel Aviv Stock Exchange Ltd. 179,874
26,140 CHF UBS Group AG~ 1,381,699
109,990 EUR UniCredit SpA~ 10,373,358
103,905,732
Health Care (8.4%)
7,530 JPY Asahi Intecc Co. Ltd.~ 169,885
23,600 GBP AstraZeneca PLC~ 4,014,603
32,500 BrightSpring Health Services, Inc.#µ 1,940,575
152,800 Butterfly Network, Inc.#µ 1,086,408
18,400 Cardinal Health, Inc.µ 4,232,552
11,100 Eli Lilly & Co.µ 12,752,124
9,430 CAD Extendicare, Inc.~ 238,668
6,040 CHF Galderma Group AG 1,314,372
10,104 GE HealthCare Technologies, Inc.µ 687,274

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
10,500 Illumina, Inc.# $ 2,153,550
20,945 Johnson & Johnsonµ 5,369,251
78,573 Novo Nordisk AS ( ADR ) 3,699,217
131,680 Royalty Pharma PLC - Class Aµ 7,694,063
9,800 UnitedHealth Group, Inc.µ 4,061,120
49,413,662
Industrials (11.2%)
2,380 TWD Acter Group Corp. Ltd. 66,968
37,029 EUR Alstom SA#~ 685,996
2,700 JPY BayCurrent, Inc.~ 121,781
620 PLN Benefit Systems SA# 898,605
3,080 CAD Bird Construction, Inc.~ 146,920
13,160 CAD Canadian Pacific Kansas City Ltd.~ 1,168,943
1,400 Comfort Systems USA, Inc.µ 2,421,566
26,500 CNY Contemporary Amperex Technology
Co. Ltd. - Class A 1,553,555
45,400 CSX Corp.µ 2,288,160
6,100 INR Cummins India Ltd. 352,317
32,100 JPY Daifuku Co. Ltd.~ 1,182,442
22,650 EUR Deutsche Post AG~ 1,513,060
2,275 EUR Exosens SAS~ 150,937
49,000 JPY FANUC Corp.~ 1,974,478
4,470 GE Vernova, Inc.µ 4,426,596
4,400 JPY Harmonic Drive Systems, Inc.~ 165,219
248,300 GBP Hays PLC~ 188,741
2,730 INR Hitachi Energy India Ltd. 918,085
2,930 EUR HOCHTIEF AG~ 1,501,696
2,060 KRW Hyosung Heavy Industries Corp. 3,347,957
2,180 CHF Implenia AG 172,971
74,900 PHP International Container Terminal
Services, Inc. 1,176,195
3,270 DKK ISS AS~ 144,931
3,600 JPY Kandenko Co. Ltd.~ 119,743
2,240 GBP Keller Group PLC~ 91,553
6,100 TWD Kinik Co. 118,675
4,000 INR Kirloskar Oil Engines Ltd. 91,237
60,800 INR KRN Heat Exchanger &
Refrigeration Ltd.# 748,263
18,900 SEK Loomis AB 1,042,987
44,089 ManpowerGroup, Inc.µ 2,311,145
1,550 CAD MDA Space Ltd.#~ 46,925
44,000 JPY Mitsubishi Electric Corp.~ 1,585,016
3,200 EUR Porr AG~ 138,978
34,880 EUR Randstad NV~ 1,474,583
48,800 JPY Recruit Holdings Co. Ltd.~ 3,859,144
476,630 GBP Rolls-Royce Holdings PLC~ 9,508,607
533,060 INR Shadowfax Technologies Ltd.#* 1,357,149
14,375 EUR Siemens Energy AG~ 2,455,868
8,685 KRW SK Square Co. Ltd. 5,971,918
12,500 JPY SMS Co. Ltd.~ 173,556
21,350 TWD Syntec Technology Co. Ltd. 1,317,739
2,900 JPY THK Co. Ltd.~ 119,333
15,000 GBP Volex PLC 103,370
NUMBER OF
SHARES b b VALUE b
20,385 Waste Management, Inc.µ $ 4,618,222
408,800 CNY Weichai Power Co. Ltd. - Class A 1,693,163
65,515,293
Information Technology (30.1%)
14,465 Advanced Micro Devices, Inc.#µ 6,887,510
13,270 CNY Advanced Micro-Fabrication
Equipment, Inc. China - Class A 675,172
10,200 JPY Advantest Corp.~ 2,015,336
37,600 SGD AEM Holdings Ltd. 241,879
4,100 Applied Materials, Inc.µ 2,081,447
15,400 TWD Asia Vital Components Co. Ltd. 1,083,048
5,770 ASML Holding NVµ 9,399,330
3,278 TWD ASPEED Technology, Inc. 1,431,652
3,258 CNY Beijing Huafeng Test & Control
Technology Co. Ltd. - Class A 172,010
17,259 Broadcom, Inc.^~ 6,718,584
54,900 TWD Delta Electronics, Inc. 2,700,949
10,380 TWD Elite Material Co. Ltd. 1,490,076
55,100 HKD Hua Hong Grace Semiconductor
Ltd.#*~ 897,968
14,500 CNY Hygon Information Technology Co.
Ltd. - Class A 594,958
1,500 JPY Ibiden Co. Ltd.~ 150,064
4,180 EUR Indra Sistemas SA~ 274,821
52,940 Intel Corp.# 4,775,188
7,100 EUR Jenoptik AG~ 307,615
5,000 JPY Keyence Corp.~ 2,507,933
7,500 Marvell Technology, Inc.µ 1,406,700
21,100 TWD MediaTek, Inc. 2,247,734
1,500 JPY Micronics Japan Co. Ltd.~ 122,314
17,220 Microsoft Corp.µ 8,002,478
32,850 CNY Montage Technology Co. Ltd. -
Class A 995,728
19,800 CNY NAURA Technology Group Co. Ltd.
- Class A 2,011,541
1,270 EUR Nemetschek SE~ 85,604
391,690 EUR Nokia OYJ 3,620,363
133,810 NVIDIA Corp.^ 26,862,357
9,700 JPY Optex Group Co. Ltd.~ 207,524
10,100 Palo Alto Networks, Inc.#µ 3,351,483
19,600 EUR Profile Systems & Software SA 203,519
4,920 KRW Samsung Electro-Mechanics Co.
Ltd. 3,759,602
133,495 KRW Samsung Electronics Co. Ltd. 23,235,444
6,670 EUR SAP SE~ 1,222,578
19,300 JPY SHIFT, Inc.#~ 108,446
1,165 KRW SK Hynix, Inc. 1,323,038
714,400 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 52,840,767
2,500 CNY Zhongji Innolight Co. Ltd. - Class A 332,913
176,345,673
Materials (2.5%)
173,581 CAD Alamos Gold, Inc. - Class A~ 4,824,137

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
8,000 ZAR Anglogold Ashanti PLC $ 604,983
2,113 Ardagh Holdings SA# 13,401
69,515 Cemex SAB de CV ( ADR ) 821,667
64,950 CAD Hudbay Minerals, Inc.~ 1,473,809
4,300 Linde PLCµ 2,057,034
1,500 JPY PILLAR Corp.~ 86,702
24,360 Southern Copper Corp.µ 4,450,816
2,950 CAD Torex Gold Resources, Inc.~ 113,530
14,446,079
Real Estate (0.1%)
745,000 MYR IOI Properties Group Bhd. 690,830
Utilities (0.7%)
319,000 INR Adani Power Ltd.# 703,944
45,801 EUR Engie SA# 1,431,826
12,700 EUR Italgas SpA~ 131,014
25,950 EUR RWE AG~ 1,707,067
3,973,851
TOTAL COMMON STOCKS
(Cost $470,736,804)
499,109,339
CONVERTIBLE PREFERRED STOCKS (9.9%)
Communication Services (4.9%)
570,400
Alphabet, Inc.µ
6.250%, 05/15/29# 28,623,504
Industrials (1.7%)
145,665
Boeing Co.
6.000%, 10/15/27# 9,731,879
Information Technology (0.4%)
33,100
Microchip Technology, Inc.
7.500%, 03/15/28 2,127,668
Utilities (2.9%)#
117,900
NextEra Energy, Inc.
7.375%, 02/15/29 5,623,830
115,000
PPL Corp.
7.000%, 02/15/29 5,402,700
126,900
Southern Co.
7.125%, 12/15/28 6,300,585
17,327,115
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $60,071,758)
57,810,166
EXCHANGE-TRADED FUNDS (2.9%)
Other (2.9%)
200,760
iShares® J.P. Morgan EM Local
Currency Bond ETF 8,548,361
NUMBER OF
SHARES b b VALUE b
337,000
VanEck J. P. Morgan EM Local
Currency Bond ETF^ $ 8,583,390
17,131,751
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $16,897,153)
17,131,751
PREFERRED STOCKS (0.0%)
Communication Services (0.0%)
Telephone & Data Systems, Inc.^
2,012 6.000%, 09/30/26 38,429
1,701 6.625%, 08/31/26 34,888
T-Mobile USA, Inc.µ
1,429 5.500%, 03/01/70 29,180
163 5.500%, 06/01/70 3,382
1,770 6.250%, 09/01/69 40,816
146,695
TOTAL PREFERRED STOCKS
(Cost $147,769)
146,695
WARRANTS (0.0%)#
Communication Services (0.0%)
679 Audacy Capital Corp.
09/30/28, Strike $1.00 —
113 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
12,061 McDermott International Ltd.
06/30/27, Strike $12.33 1
13,401 McDermott International Ltd.
06/30/27, Strike $15.98 2
3
TOTAL WARRANTS
(Cost $5,152)
3
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (2.2%)#
Communication Services (0.1%)
264
2,817,936
Sea Ltd. Call, 09/18/26, Strike
$100.00 350,460
27
1,349,838
Spotify Technology SA Call,
08/21/26, Strike $500.00 75,803
28
1,399,832
Spotify Technology SA Call,
08/21/26, Strike $550.00 29,260
455,523
Consumer Discretionary (0.0%)
20
3,755,900
MercadoLibre, Inc. Call, 08/21/26,
Strike $1,850.00 219,800

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Financials (0.0%)
1,074
2,570,082
HDFC Bank Ltd. Call, 10/16/26,
Strike $27.50 $ 34,905
Information Technology (0.4%)
547
16,897,377
Apple, Inc. Call, 11/20/26, Strike
$275.00 2,383,552
108
1,265,220
Shopify, Inc. Call, 08/21/26, Strike
$125.00 65,340
2,448,892
Materials (0.0%)
193
3,526,303
Southern Copper Corp. Call,
09/18/26, Strike $200.00 129,310
Other (1.7%)
630
43,343,370
Invesco QQQ Trust Series 1 Put,
12/31/26, Strike $650.00 1,605,240
687
47,264,913
Invesco QQQ Trust Series 1 Put,
09/30/26, Strike $680.00 1,461,936
6,000
63,348,000
iShares MSCI EAFE ETF Put,
12/18/26, Strike $99.00 1,290,000
6,580
42,171,220
iShares MSCI Emerging Markets
ETF Put, 11/20/26, Strike $60.00 1,697,640
3,300
21,149,700
iShares MSCI Emerging Markets
ETF Put, 11/20/26, Strike $65.00 1,567,500
4,469
22,255,620
iShares MSCI India ETF Call,
09/18/26, Strike $52.00 145,244
4,030
11,481,470
KraneShares CSI China Internet ETF
Call, 09/18/26, Strike $27.00 876,525
2,055
3,986,700
Petroleo Brasileiro SA - Petrobras
Call, 09/18/26, Strike $17.00 519,915
646
48,258,138
SPDR® S&P 500® ETF Trust Put,
09/30/26, Strike $725.00 614,992
9,778,992
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $13,602,424)
13,067,422
TOTAL INVESTMENTS (143.4%)
(Cost $808,810,333)
840,294,376
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-8.3%)
(48,500,000)
LIABILITIES, LESS OTHER ASSETS (-35.1%)
(205,973,946)
NET ASSETS (100.0%) $ 585,820,430
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
¡¡ As of July 31, 2026, the value of unfunded loan commitments was
$59,515 for the Calamos Global Dynamic Income Fund.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $314,485,569.
@ In default status and considered non-income producing.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,154,590.
^ Security, or portion of security, is on loan.
†† When-issued security.
# Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS
AED UAE Dirham
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
ZAR South African Rand
ABBREVIATION
ADR American Depositary Receipt
SOFR Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
CMT Constant Maturity Treasury
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 441,271,942 52.0%
Taiwan 63,297,607 7.5%
Japan 51,194,589 6.1%
South Korea 48,709,461 5.8%
All other countries less than 5% $ 235,820,777 28.6%
Total Investments $840,294,376 100.0%
Country exposure may vary over time.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Dynamic Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 168,224 $ — $ 168,224
Bank Loans 88 — 13,883,938 — 13,883,938
Convertible Bonds 32 — 122,161,947 — 122,161,947
Corporate Bonds 402 — 63,473,200 — 63,473,200
Sovereign Bonds 12 — 44,481,964 — 44,481,964
U.S. Government and Agency Securities 2 — 8,859,727 — 8,859,727
Common Stocks 192 251,126,812 247,982,527 — 499,109,339
Convertible Preferred Stocks 9 57,810,166 — — 57,810,166
Exchange-Traded Funds 2 17,131,751 — — 17,131,751
Preferred Stocks 5 146,695 — — 146,695
Warrants 4 — 3 — 3
Exchange-Traded Purchased Options 17 13,067,422 — — 13,067,422
Total $ 339,282,846 $ 501,011,530 $ — $ 840,294,376

Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
PRINCIPAL
AMOUNT a a VALUE a
BANK LOANS (1.7%)i
Communication Services (0.4%)
89,112
Altice France SA‡
2025 USD Term Loan B14,
10.628%, 05/31/31 3 mo. USD
Term SOFR + 6.875% $ 90,811
11,182
Audacy Capital Corp.‡
2024 Term Loan B,
9.845%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 9,631
981
Audacy Capital Corp.‡
2024 Term Loan A,
10.845%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 981
45,000
Cengage Learning, Inc.!
2026 Term Loan B,
0.000%, 03/24/31 44,729
24,562
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.981%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 24,576
25,000
DirecTV Financing LLC!
2025 Term Loan B,
0.000%, 02/17/31 25,162
24,118
DirecTV Financing LLC‡
2025 Term Loan B,
9.323%, 02/17/31 3 mo. USD
Term SOFR + 5.500% 24,274
44,423
Discovery Global Holdings, Inc.‡
2026 USD Term Loan B,
6.231%, 06/03/33 1 mo. USD
Term SOFR + 2.500% 44,511
40,700
Electronic Arts, Inc.!
USD Term Loan B,
0.000%, 03/24/33 40,998
49,647
iHeartCommunications, Inc.‡
2024 Term Loan,
9.620%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 46,156
45,000
Level 3 Financing, Inc.‡
2026 Term Loan B,
6.481%, 03/29/32 1 mo. USD
Term SOFR + 2.750% 45,216
5,000
QTS Thunder Managing Issuer LLC!
Term Loan B,
0.000%, 07/22/33 4,937
15,000
QTS Thunder Managing Issuer LLC‡
Term Loan B,
6.025%, 07/22/33 3 mo. USD
Term SOFR + 2.250% 14,813
24,214
TripAdvisor, Inc.‡
Term Loan,
6.481%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 23,442
60,000
Versant Media Group, Inc.‡
Term Loan B,
7.232%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 60,471
PRINCIPAL
AMOUNT a a VALUE a
24,872
ViaSat, Inc.‡
2023 Term Loan,
8.290%, 05/30/30 1 mo. USD
Term SOFR + 4.500% $ 25,076
45,000
Virgin Media Bristol LLC‡
2020 USD Term Loan Q,
7.041%, 01/31/29 1 mo. USD
Term SOFR + 3.250% 40,821
566,605
Consumer Discretionary (0.3%)
17,492
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.915%, 02/03/33 1 mo. USD
Term SOFR + 3.250% 17,557
26,946
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.925%, 02/03/33 3 mo. USD
Term SOFR + 3.250% 27,047
44,775
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.481%, 09/12/32 1 mo. USD
Term SOFR + 2.750% 45,040
44,327
Life Time Fitness, Inc.‡
2025 Term Loan,
5.667%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 44,471
34,449
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.231%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 34,622
42,394
PetSmart, Inc.‡
2025 USD Term Loan B,
7.724%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 42,548
5,000
Pioneer Opco LLC‡
Term Loan B,
6.999%, 05/16/33 1 mo. USD
Term SOFR + 3.250% 5,035
48,875
Station Casinos LLC‡
2024 Term Loan B,
5.731%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 48,988
40,000
Stonepeak Motion Finco LLC!
USD Term Loan B,
0.000%, 06/24/33 40,073
37,007
United Airlines, Inc.‡
2026 Term Loan B,
5.481%, 02/22/31 1 mo. USD
Term SOFR + 1.750% 36,979
44,775
Voyager Parent LLC‡
Repriced Term Loan B,
7.982%, 07/01/32 3 mo. USD
Term SOFR + 4.250% 44,895

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
44,888
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.475%, 10/01/32 3 mo. USD
Term SOFR + 3.750% $ 44,600
431,855
Consumer Staples (0.3%)
81,671
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.731%, 08/01/32 1 mo. USD
Term SOFR + 3.000% 82,041
49,750
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.481%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 49,974
129,790
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.981%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 126,249
10,000
Charlotte Buyer, Inc.!
2026 Term Loan B,
0.000%, 06/30/31 10,025
45,000
McKesson Medical-Surgical Top
Holdings, Inc.‡
Term Loan B,
5.982%, 06/09/32 3 mo. USD
Term SOFR + 2.250% 45,099
3,537
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.573%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 3,547
5,000
Prestige Brands, Inc.‡
2026 Term Loan B,
5.731%, 06/13/33 1 mo. USD
Term SOFR + 2.000% 5,020
58,373
Star Parent, Inc.‡
Term Loan B,
7.232%, 09/27/30 3 mo. USD
Term SOFR + 3.500% 58,657
44,551
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.823%, 06/30/28 3 mo. USD
Term SOFR + 4.000% 44,685
20,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.981%, 02/11/33 1 mo. USD
Term SOFR + 4.250% 20,090
445,387
Financials (0.1%)
29,657
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.231%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 29,209
25,000
Cushman & Wakefield U.S.
Borrower LLC‡
2026 Term Loan B,
5.981%, 06/13/33 1 mo. USD
Term SOFR + 2.250% 25,042
PRINCIPAL
AMOUNT a a VALUE a
45,000
Jupiter Borrower, Inc.‡
Term Loan B,
6.504%, 06/30/33 3 mo. USD
Term SOFR + 2.750% $ 45,328
10,000
Lockton, Inc.‡
Term Loan B,
5.823%, 05/09/33 3 mo. USD
Term SOFR + 2.000% 10,012
39,900
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.232%, 07/30/32 3 mo. USD
Term SOFR + 2.500% 39,706
149,297
Industrials (0.3%)
44,663
Blackfin Pipeline LLC‡
Term Loan B,
6.750%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 44,793
44,600
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.731%, 09/08/32 1 mo. USD
Term SOFR + 3.000% 44,711
26,416
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.232%, 02/03/33 3 mo. USD
Term SOFR + 3.500% 26,509
59,177
EMRLD Borrower LP‡
2024 Term Loan B,
6.073%, 08/04/31 3 mo. USD
Term SOFR + 2.250% 59,245
43,681
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.481%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 43,163
83,300
TransDigm, Inc.‡
2023 Term Loan J,
6.231%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 83,503
19,950
TransDigm, Inc.‡
2026 Term Loan N,
6.231%, 02/13/33 1 mo. USD
Term SOFR + 2.500% 19,993
42,500
Worthington Steel, Inc.‡
Term Loan B,
7.731%, 06/01/33 1 mo. USD
Term SOFR + 4.000% 42,718
364,635
Information Technology (0.1%)
45,045
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.416%, 07/30/31 3 mo. USD
Term SOFR + 2.750% 41,142
20,000
Cloud Software Group, Inc.!
2025 Term Loan B (2032),
0.000%, 08/13/32 17,969
10,000
CoreWeave Financing DDTL V LLC‡
1st Lien Delayed Draw Term Loan,
0.000%, 09/30/31 10,038

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
30,000
CoreWeave Financing DDTL V LLC!
Delayed Draw Term Loan,
0.000%, 11/17/31 $ 30,018
14,161
CoreWeave Financing DDTL V LLC¡¡
Delayed Draw Term Loan,
0.500%, 11/17/31 14,170
1,960
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.120%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 1,961
8,879
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.140%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 8,885
39,289
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.481%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 37,926
32,833
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.731%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 32,837
194,946
Materials (0.1%)
55,000
BASF Coatings‡
USD Term Loan B,
7.244%, 06/29/33 3 mo. USD
Term SOFR + 3.500% 55,309
19,900
Chemours Co.‡
2025 USD Term Loan B,
7.231%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 19,882
20,000
Ineos Finance PLC!
2026 USD Term Loan,
0.000%, 06/25/32 18,600
93,791
Other (0.1%)
64,581
Connect Finco SARL‡
2024 Extended Term Loan B,
8.231%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 64,972
Special Purpose Acquisition Companies (0.0%)
30,000
Sword Purchaser LLC‡
USD Term Loan B,
7.731%, 04/11/33 1 mo. USD
Term SOFR + 4.000% 28,977
TOTAL BANK LOANS
(Cost $2,347,209)
2,340,465
CONVERTIBLE BONDS (21.4%)
Communication Services (0.5%)
147,000 JD.com, Inc.
0.250%, 06/01/29 153,505
PRINCIPAL
AMOUNT a a VALUE a
500,000 Xiaomi Best Time International
Ltd.*
0.000%, 12/17/27 $ 522,320
675,825
Consumer Discretionary (3.7%)
Alibaba Group Holding Ltd.
580,000 0.500%, 06/01/31 800,818
1,530,000 0.000%, 09/15/32* 1,477,597
800,000 EUR Deutsche Lufthansa AG*
0.000%, 09/10/32 1,023,711
525,000 DoorDash, Inc.µ
0.000%, 05/15/30 529,405
9,000,000 HKD Midea Investment Development Co.
Ltd. Series 2*
0.000%, 05/13/33 1,251,891
5,083,422
Consumer Staples (0.4%)
463,000 Adaptive Biotechnologies Corp.*
0.000%, 07/01/31 559,600
Financials (4.6%)
700,000 EUR Cara Obligations SAS*
1.500%, 12/01/30 1,006,891
Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)*§µ
800,000 0.000%, 01/29/29 1,299,216
100,000 Series 700H, 0.000%, 03/07/30 100,411
800,000 EUR JPMorgan Chase Financial Co. LLC*
0.500%, 03/27/30 1,148,381
2,360,000 Robinhood Markets, Inc.*µ
0.000%, 10/01/29 2,264,703
500,000 WisdomTree, Inc.*^
4.500%, 10/01/31 608,060
6,427,662
Health Care (3.6%)
193,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 238,737
383,000 Guardant Health, Inc.*^
0.000%, 05/15/33 589,299
1,660,000 Ligand Pharmaceuticals, Inc.*
0.000%, 09/15/31 1,771,917
289,000 Mirum Pharmaceuticals, Inc.*
0.000%, 06/01/32 294,549
467,000 Revolution Medicines, Inc.
0.500%, 05/01/33 579,169
1,245,000 Travere Therapeutics, Inc.
0.500%, 05/15/32 1,454,533
4,928,204
Industrials (1.5%)
140,000,000 JPY ANA Holdings, Inc.*
0.000%, 12/10/31 1,036,442

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
920,000 Knight-Swift Transportation
Holdings, Inc.*
1.000%, 11/15/31 $ 1,005,229
2,041,671
Information Technology (2.5%)
160,000,000 JPY Advantest Corp.*µ
0.000%, 03/28/31 1,299,046
1,564,000 Lenovo Group Ltd.*
0.000%, 06/25/33 1,545,858
141,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 549,873
3,394,777
Real Estate (0.7%)
995,000 Realty Income Corp.*
3.500%, 01/15/29 1,033,507
Utilities (3.9%)
1,310,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 1,364,823
1,032,000 Duke Energy Corp.*
3.000%, 03/15/29 1,019,472
430,000 Exelon Corp.*
3.250%, 03/15/29 433,118
1,800,000 EUR Iberdrola Finanzas SA Series IBE*
1.500%, 03/27/30 2,514,736
5,332,149
TOTAL CONVERTIBLE BONDS
(Cost $27,677,029)
29,476,817
CORPORATE BONDS (9.2%)
Airlines (0.1%)
31,288 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 31,282
American Airlines Pass-Through
Trust
30,000 Series B, Class B, 5.750%,
11/10/36 29,485
35,200 Series B, Class B, 3.950%,
01/11/32 33,288
28,731 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 27,558
JetBlue Pass-Through Trust
6,309 Series 2019, Class B, 8.000%,
05/15/29 6,165
31,960 Series 1B, Class B, 7.750%,
05/15/30 32,105
159,883
Communication Services (0.7%)
35,000 AMC Global Media, Inc.
4.250%, 02/15/29 30,917
30,000 APLD ComputeCo 3 LLC*
7.000%, 06/15/31 29,311
PRINCIPAL
AMOUNT a a VALUE a
25,000 Arches Buyer, Inc.*††
9.000%, 08/15/31 $ 25,138
15,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 15,125
Clear Channel Outdoor Holdings,
Inc.*
25,000 7.875%, 04/01/30 25,987
25,000 7.500%, 03/15/33 26,264
17,000 DirecTV Financing LLC*
8.875%, 02/01/30 17,343
15,000 DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*
10.000%, 02/15/31 15,689
Discovery Global Holdings, Inc.
20,000 5.050%, 03/15/42 13,990
10,000 4.279%, 03/15/32 8,889
23,000 EW Scripps Co.*
9.875%, 08/15/30 20,120
40,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 37,595
Gray Media, Inc.*
23,000 7.250%, 08/15/33 22,755
20,000 5.375%, 11/15/31 14,813
40,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 29,312
10,000 iHeartCommunications, Inc.*
7.750%, 08/15/30 8,778
11,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 11,203
29,000 Lumen Technologies, Inc. Series P
7.600%, 09/15/39 26,904
55,000 McGraw-Hill Education, Inc.*
8.000%, 08/01/29 54,633
20,000 Neptune Bidco U.S., Inc.*
9.290%, 04/15/29 20,392
45,000 Paramount Global
4.900%, 08/15/44 28,070
33,000 PR RNO Property Owner 1 LLC*
6.500%, 05/01/31 31,065
47,050 Qwest Corp.
6.500%, 09/01/51 35,382
Rogers Communications, Inc.‡
15,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 15,078
25,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 25,155
Scripps Escrow II, Inc.*
11,000 5.375%, 01/15/31 6,459
23,000 3.875%, 01/15/29 21,032
40,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 41,254
Sirius XM Radio LLC*
20,000 5.875%, 04/15/32 19,648
56,000 3.875%, 09/01/31 50,582
30,000 Stingray Compute LLC*
6.000%, 06/15/31 29,339

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
22,000 SV RNO Property Owner 1 LLC*
5.875%, 03/01/31 $ 20,469
30,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 29,939
Time Warner Cable LLC
15,000 7.300%, 07/01/38 14,851
25,000 6.550%, 05/01/37 23,769
45,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 44,428
20,000 Univision Communications, Inc.*
8.500%, 07/31/31 19,983
Verizon Communications, Inc.‡
25,000 6.200%, 05/14/56 , 5 yr. CMT +
2.042% 24,464
15,000 6.050%, 05/14/58 , 5 yr. CMT +
1.813% 14,765
20,000 Viasat, Inc.*
7.500%, 05/30/31 20,026
970,916
Consumer Discretionary (2.0%)
20,000 Academy Ltd.*
5.875%, 05/15/31 19,815
65,000 Adams Homes, Inc.*
9.250%, 10/15/28 66,993
Adient Global Holdings Ltd.*
35,000 8.250%, 04/15/31 36,446
22,000 7.500%, 02/15/33^ 22,735
Advance Auto Parts, Inc.*
11,000 7.375%, 08/01/33 11,361
20,000 7.000%, 08/01/30 20,510
45,000 Allegiant Travel Co.*
7.125%, 07/01/31 45,670
32,000 American Axle & Manufacturing,
Inc.*^
7.750%, 10/15/33 31,516
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
22,000 6.875%, 08/01/33 21,983
38,000 4.625%, 08/01/29 36,554
Bath & Body Works, Inc.
5,000 7.500%, 06/15/29 5,070
25,000 6.875%, 11/01/35^ 25,292
30,000 6.625%, 10/01/30* 30,515
25,000 Beach Acquisition Bidco LLC*
10.000%, 07/15/33 26,860
Caesars Entertainment, Inc.*
40,000 6.500%, 02/15/32 38,313
28,000 4.625%, 10/15/29 26,675
CCO Holdings LLC/CCO Holdings
Capital Corp.*
45,000 7.000%, 02/01/33^ 43,145
26,000 5.125%, 05/01/27 25,961
45,000 4.750%, 03/01/30 42,082
22,000 4.750%, 02/01/32 19,243
45,000 4.500%, 08/15/30 41,108
46,000 4.250%, 02/01/31 40,752
45,000 4.250%, 01/15/34^ 36,842
PRINCIPAL
AMOUNT a a VALUE a
45,000 Century Communities, Inc.*
6.625%, 09/15/33 $ 45,205
Churchill Downs, Inc.*
23,000 6.750%, 05/01/31 23,349
22,000 5.750%, 04/01/30 21,969
24,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 24,333
70,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*
6.375%, 04/15/34 69,166
23,000 Dana, Inc.
4.500%, 02/15/32 22,962
DISH DBS Corp.@
73,000 0.000%, 07/01/28 70,085
20,000 0.000%, 12/01/28* 19,311
21,000 0.000%, 06/01/29 19,044
45,000 Dorman Products, Inc.*
6.250%, 06/15/34 45,232
175,000 Ford Motor Co.
6.100%, 08/19/32 177,100
20,000 General Motors Co.
5.200%, 04/01/45 17,095
goeasy Ltd.*
31,000 7.625%, 07/01/29 29,531
45,000 6.875%, 02/15/31^ 40,222
Goodyear Tire & Rubber Co.
63,000 5.625%, 04/30/33^ 55,000
20,000 5.250%, 07/15/31 17,789
Group 1 Automotive, Inc.*
25,000 6.375%, 01/15/30 25,167
19,000 4.000%, 08/15/28 18,349
30,264 Guitar Center, Inc.‡
12.000%, 08/19/32 9,079
20,000 Kohl's Corp.
5.550%, 07/17/45 13,785
45,000 Liberty Interactive LLC@
0.000%, 02/01/30 2,792
45,000 Life Time, Inc.*
6.000%, 11/15/31 45,431
39,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 38,357
45,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 46,324
25,000 Lithia Motors, Inc.*
5.500%, 10/01/30 24,728
30,000 M/I Homes, Inc.
3.950%, 02/15/30 28,292
Macy's Retail Holdings LLC
33,000 6.700%, 07/15/34* 32,030
55,000 4.300%, 02/15/43 39,328
40,000 MGM Resorts International^
6.500%, 04/15/32 39,775
55,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 53,452

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
34,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 $ 35,384
NCL Corp. Ltd.*
22,000 6.750%, 02/01/32 21,587
25,000 6.250%, 09/15/33 23,787
20,000 5.875%, 01/15/31 19,155
Newell Brands, Inc.
22,000 8.500%, 06/01/28* 22,986
22,000 6.625%, 05/15/32^ 22,260
20,000 6.375%, 05/15/30^ 20,218
45,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 43,962
Patrick Industries, Inc.*
23,000 6.375%, 11/01/32 22,728
37,000 4.750%, 05/01/29 36,223
Penn Entertainment, Inc.*
45,000 6.750%, 04/01/31 45,168
25,000 4.125%, 07/01/29^ 23,848
30,000 Pioneer Opco LLC*
7.000%, 05/15/33 30,372
20,000 QVC, Inc.@
0.000%, 08/15/34 10,032
4,767 Rite Aid Corp.
0.000%, 08/30/34 —
45,000 Rivers Enterprise Borrower LLC*
6.250%, 10/15/30 45,246
45,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 45,303
26,250 Saks Global Enterprises LLC*@
0.000%, 12/15/29 61
45,000 Six Flags Entertainment Corp.*
7.250%, 05/15/31 44,153
39,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 37,514
43,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 43,513
34,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 33,840
30,000 Staples, Inc.*
10.750%, 09/01/29 28,741
70,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 67,657
45,000 STL Holding Co. LLC*
8.750%, 02/15/29 46,660
28,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 28,697
10,000 Viking Cruises Ltd.*
9.125%, 07/15/31 10,481
21,000 Voyager Parent LLC*
9.250%, 07/01/32 22,332
PRINCIPAL
AMOUNT a a VALUE a
Whirlpool Corp.
15,000 7.875%, 07/01/34* $ 14,235
15,000 7.500%, 07/01/31* 14,918
45,000 6.500%, 06/15/33^ 38,151
20,000 William Carter Co.*^
7.375%, 02/15/31 20,546
40,000 Windsor Holdings III LLC*
8.500%, 06/15/30 41,709
2,791,190
Consumer Staples (0.6%)
41,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 38,158
18,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 18,552
55,000 APi Group DE, Inc.*
4.750%, 10/15/29 53,783
43,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*^
8.375%, 06/15/32 42,894
23,000 Brink's Co.*
6.750%, 06/15/32 23,451
51,000 Central Garden & Pet Co.*
4.125%, 04/30/31 47,639
20,000 Charlotte Buyer, Inc.*
8.000%, 06/30/31 20,233
55,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 54,844
53,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 51,066
Energizer Holdings, Inc.*
23,000 6.000%, 09/15/33^ 21,870
49,000 4.375%, 03/31/29 47,260
45,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 45,781
MPH Acquisition Holdings LLC*
39,043 6.750%, 03/31/31 23,531
17,076 5.750%, 12/31/30 13,163
45,000 Performance Food Group, Inc.*
5.625%, 03/01/34 43,681
Post Holdings, Inc.*
39,000 6.375%, 03/01/33 38,448
43,000 6.250%, 02/15/32 43,288
Prestige Brands, Inc.*
10,000 6.250%, 07/15/34 10,033
42,000 3.750%, 04/01/31 38,562
RR Donnelley & Sons Co.*
15,000 10.875%, 08/01/29 15,310
58,000 9.500%, 08/01/29 60,189
Synergy Infrastructure Holdings
LLC*
22,000 7.875%, 12/01/30 23,025
10,000 7.000%, 07/15/34 10,094
24,000 United Natural Foods, Inc.*
6.750%, 10/15/28 24,037

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
34,000 United Rentals North America, Inc.*
5.375%, 11/15/33 $ 33,126
842,018
Energy (1.4%)
44,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 43,108
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
45,000 6.625%, 10/15/32 45,327
35,000 6.625%, 07/15/33 35,167
Buckeye Partners LP
16,000 6.875%, 07/01/29* 16,380
33,000 6.750%, 02/01/30* 33,881
25,000 5.850%, 11/15/43 22,372
45,000 CNX Resources Corp.*
5.875%, 03/01/34 43,670
50,000 Continental Resources, Inc.
4.900%, 06/01/44 39,831
35,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 35,182
Enbridge, Inc.‡
31,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 32,341
20,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 21,060
Energy Transfer LP‡
20,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 20,426
40,000 7.090%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 39,806
10,000 6.700%, 01/15/57 , 5 yr. CMT +
2.219% 9,862
10,000 6.550%, 01/15/57 , 5 yr. CMT +
2.336% 9,875
32,000 Series H, 6.500%, 08/17/26 , 5 yr.
CMT + 5.694% 32,032
Genesis Energy LP/Genesis Energy
Finance Corp.
31,000 8.875%, 04/15/30 32,382
20,000 8.000%, 05/15/33 20,819
Hilcorp Energy I LP/Hilcorp Finance
Co.*
30,000 6.875%, 05/15/34 29,388
30,000 6.250%, 04/15/32 29,198
45,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 46,596
65,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 65,068
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
45,000 6.875%, 12/01/32 45,860
22,000 6.625%, 08/15/34†† 22,020
41,000 Matador Resources Co.*
6.500%, 04/15/32 41,012
60,000 Nabors Industries, Inc.*
7.625%, 11/15/32 61,238
PRINCIPAL
AMOUNT a a VALUE a
45,000 Oceaneering International, Inc.*
6.875%, 07/15/34 $ 46,065
45,000 Par Petroleum LLC*
7.375%, 06/01/34 46,613
30,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 29,636
50,000 Plains All American Pipeline LP
Series B‡
8.023%, 08/30/26 , 3 mo. USD
Term SOFR + 4.372% 50,047
45,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 46,804
60,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 62,304
Sunoco LP*
35,000 7.875%, 09/18/30‡ , 5 yr. CMT
+ 4.230% 35,953
70,000 6.625%, 08/15/32 70,776
45,000 6.250%, 07/01/33 45,153
45,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 45,313
40,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 39,228
TransCanada PipeLines Ltd.^‡
10,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 10,009
20,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% 19,998
64,000 Transocean International Ltd.*
7.875%, 10/15/32 66,710
Venture Global LNG, Inc.*
20,000 9.875%, 02/01/32 21,302
20,000 9.500%, 02/01/29 21,447
78,000 9.000%, 09/30/29‡ , 5 yr. CMT
+ 5.440% 77,569
55,000 8.375%, 06/01/31 56,884
23,000 7.000%, 01/15/30 23,383
10,000 6.625%, 06/15/36 9,811
25,000 6.375%, 12/15/34 24,370
Venture Global Plaquemines LNG
LLC*
45,000 6.500%, 01/15/34 46,481
35,000 6.500%, 06/15/34 36,143
11,000 6.125%, 12/15/30 11,179
45,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 44,884
67,000 WBI Operating LLC*
6.500%, 10/15/33 66,891
45,000 Weatherford International Ltd.*
6.750%, 10/15/33 45,582
1,974,436
Financials (1.4%)
Acrisure LLC/Acrisure Finance, Inc.*
34,000 8.250%, 02/01/29 32,621
35,000 6.750%, 07/01/32 32,234

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
65,000 7.375%, 10/01/32 $ 65,517
45,000 6.500%, 10/01/31 45,037
Ally Financial, Inc.‡
45,000 Series D, 7.100%, 08/15/31 , 5 yr.
CMT + 3.148% 45,225
20,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 19,324
20,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 19,563
Asurion LLC/Asurion Co-Issuer,
Inc.*
40,000 8.375%, 02/01/34 36,500
33,000 8.000%, 12/31/32 33,417
45,000 Azorra Finance Ltd.*
7.250%, 01/15/31 46,387
65,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 65,658
45,000 Blackstone Mortgage Trust, Inc.*
6.250%, 06/01/31 43,144
Brandywine Operating Partnership
LP
23,000 8.875%, 04/12/29 24,184
42,000 6.125%, 01/15/31^ 40,356
59,000 Bread Financial Holdings, Inc.*‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 61,065
78,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 76,534
33,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 32,588
40,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 40,416
40,000 Corebridge Financial, Inc.‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 39,279
Credit Acceptance Corp.*
30,000 9.250%, 12/15/28 31,116
40,000 6.625%, 03/15/30 40,032
45,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 43,550
25,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 26,194
Enstar Group Ltd.*‡
22,000 7.500%, 04/01/45 , 5 yr. CMT +
3.186% 22,882
15,000 6.693%, 07/15/37 , 1 day USD
SOFR + 2.540% 14,674
PRINCIPAL
AMOUNT a a VALUE a
First Citizens BancShares, Inc.‡
10,000 Series B, 7.898%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% $ 10,066
30,000 Series D, 7.000%, 12/15/30^ , 5
yr. CMT + 3.301% 30,149
23,000 GGAM Finance Ltd.*
5.875%, 03/15/30 22,991
25,000 Goldman Sachs Group, Inc. Series
AA‡
6.500%, 08/10/31 , 5 yr. CMT +
2.175% 24,830
HUB International Ltd.*
33,000 7.375%, 01/31/32 33,771
40,000 7.250%, 06/15/30 41,248
31,000 5.625%, 12/01/29 31,006
20,000 Huntington Bancshares, Inc. Series
K^‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 19,945
48,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 49,673
20,000 Newmark Group, Inc.
7.500%, 01/12/29 20,857
OneMain Finance Corp.
23,000 6.750%, 03/15/32 22,949
45,000 6.750%, 09/15/33 44,348
43,000 6.500%, 03/15/33 42,020
20,000 Osaic Holdings, Inc.*
8.000%, 08/01/33 20,288
40,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 40,685
55,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 56,746
Reinsurance Group of America,
Inc.‡
20,000 6.650%, 09/15/55 , 5 yr. CMT +
2.392% 19,991
20,000 6.375%, 09/15/56^ , 5 yr. CMT
+ 2.344% 19,531
Rocket Cos., Inc.*
34,000 6.375%, 08/01/33 34,247
23,000 6.125%, 08/01/30 23,200
45,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 45,118
45,000 Stonebriar ABF Issuer LLC*
7.000%, 08/15/31 45,046
11,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 11,175
55,000 StoneX Group, Inc.*
7.875%, 03/01/31 57,344
75,000 TrueNoord Capital DAC*
8.750%, 03/01/30 77,873
52,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 48,646

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
23,000 UWM Holdings LLC*
6.250%, 03/15/31 $ 20,550
23,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 23,878
30,000 Wells Fargo & Co. Series GG, Class
A‡
6.125%, 06/15/31 , 5 yr. CMT +
2.340% 29,969
45,000 XHR LP*
6.625%, 05/15/30 45,943
1,991,580
Health Care (0.6%)
64,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 66,162
CHS/Community Health Systems,
Inc.*
29,000 10.875%, 01/15/32 30,622
25,000 6.875%, 04/15/29 24,126
88,000 6.125%, 04/01/30^ 74,200
5,000 5.250%, 05/15/30 4,630
DaVita, Inc.*
43,000 6.875%, 09/01/32 44,216
49,000 4.625%, 06/01/30 47,252
52,000 3.750%, 02/15/31 48,047
Embecta Corp.*
11,000 6.750%, 02/15/30 8,461
33,000 5.000%, 02/15/30^ 25,537
Encompass Health Corp.
20,000 4.750%, 02/01/30 19,583
10,000 4.500%, 02/01/28 9,901
25,000 IQVIA, Inc.*
6.250%, 06/01/32 25,362
63,000 Medline Borrower LP*
5.250%, 10/01/29 62,468
200,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 198,210
Tenet Healthcare Corp.
45,000 6.875%, 11/15/31 47,790
34,000 5.500%, 11/15/32* 33,510
770,077
Industrials (0.8%)
50,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 51,173
50,000 ACCO Brands Corp.*^
4.250%, 03/15/29 47,128
Arcosa, Inc.*
22,000 6.875%, 08/15/32 22,732
25,000 4.375%, 04/15/29 24,477
Bombardier, Inc.*
25,000 8.750%, 11/15/30 26,387
13,000 7.250%, 07/01/31 13,571
15,000 7.000%, 06/01/32 15,505
11,000 6.750%, 06/15/33 11,337
65,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 66,143
PRINCIPAL
AMOUNT a a VALUE a
10,000 Columbus McKinnon Corp.*^
7.125%, 02/01/33 $ 10,093
8,250 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 8,237
Deluxe Corp.*
20,000 8.125%, 09/15/29 20,727
58,000 8.000%, 06/01/29 58,528
20,000 EnerSys*
6.625%, 01/15/32 20,268
EquipmentShare.com, Inc.*
25,000 8.625%, 05/15/32 25,616
35,000 7.125%, 07/01/34 33,482
30,000 Granite Construction, Inc.*
6.375%, 06/15/34 30,041
Graphic Packaging International
LLC*
30,000 4.750%, 07/15/27 29,838
20,000 3.500%, 03/01/29 18,994
Herc Holdings, Inc.*
23,000 7.250%, 06/15/33 23,750
23,000 7.000%, 06/15/30 23,730
23,000 6.625%, 06/15/29 23,434
34,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 20,785
70,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 69,382
52,000 Novelis Corp.*
4.750%, 01/30/30 49,987
45,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 45,572
Standard Building Solutions, Inc.*
10,000 6.500%, 08/15/32 10,041
34,000 6.250%, 08/01/33 33,648
45,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 46,427
TransDigm, Inc.*
15,000 7.125%, 12/01/31 15,481
45,000 6.875%, 12/15/30 46,141
35,000 6.750%, 08/15/28 35,290
29,000 6.625%, 03/01/32 29,521
8,520 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 8,301
34,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 34,625
Williams Scotsman, Inc.*
15,000 6.625%, 06/15/29 15,279
27,000 4.625%, 08/15/28 26,728
1,092,399
Information Technology (0.4%)
Block, Inc.*
11,000 6.000%, 08/15/33 10,927
20,000 5.625%, 08/15/30 19,917
32,000 CACI International, Inc.*
6.375%, 06/15/33 32,254
Cloud Software Group LLC*
20,000 8.250%, 06/30/32 18,951

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
30,000 6.625%, 08/15/33 $ 26,228
23,000 Coherent Corp.*
5.000%, 12/15/29 22,512
Fair Isaac Corp.*
17,000 6.000%, 05/15/33 16,470
26,000 4.000%, 06/15/28 25,240
50,000 KBR, Inc.*
4.750%, 09/30/28 49,279
10,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 10,532
34,000 ON Semiconductor Corp.*
3.875%, 09/01/28 32,821
20,000 Open Text Corp.*
6.900%, 12/01/27 20,410
Open Text Holdings, Inc.*
10,000 4.125%, 02/15/30 9,239
26,000 4.125%, 12/01/31^ 22,958
25,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 25,140
60,000 TTM Technologies, Inc.*
4.000%, 03/01/29 57,632
Twilio, Inc.
11,000 3.875%, 03/15/31 10,285
30,000 3.625%, 03/15/29 28,826
52,000 UKG, Inc.*
6.875%, 02/01/31 50,985
65,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 61,499
45,000 Zebra Technologies Corp.*
6.500%, 06/01/32 45,547
22,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*^
3.875%, 02/01/29 18,347
615,999
Materials (0.6%)
45,000 Avient Corp.*
6.250%, 11/01/31 45,393
55,000 Capstone Copper Corp.*
6.750%, 03/31/33 55,319
35,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 36,630
44,000 Century Aluminum Co.*
6.875%, 08/01/32 44,835
Chemours Co.*
37,000 8.000%, 01/15/33 36,494
23,000 7.875%, 03/15/34 22,399
50,000 Clearwater Paper Corp.*
4.750%, 08/15/28 44,541
45,000 Coeur Mining, Inc.*
6.875%, 04/01/32 46,101
70,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 52,643
45,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 47,047
55,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 53,851
PRINCIPAL
AMOUNT a a VALUE a
45,000 Knife River Corp.*
7.750%, 05/01/31 $ 46,477
18,000 Mercer International, Inc.*
12.875%, 10/01/28 8,042
55,000 Olin Corp.*
6.625%, 04/01/33 53,875
56,000 Silgan Holdings, Inc.
4.125%, 02/01/28 55,254
45,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 44,078
45,000 Terex Corp.*
6.250%, 10/15/32 45,232
18,333 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 218
WR Grace Holdings LLC*
10,000 7.000%, 08/01/33 9,601
23,000 6.625%, 08/15/32 21,909
769,939
Other (0.3%)
15,639 Claritev Corp. Series B*
6.750%, 03/31/31 9,359
EchoStar Corp.
105,945 10.750%, 11/30/29 114,658
44,123 6.750%, 11/30/30 44,781
25,000 Gen Digital, Inc.*
6.750%, 09/30/27 25,053
22,000 Graham Holdings Co.*
5.625%, 12/01/33 21,549
40,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 41,937
45,000 Rfna LP*
7.875%, 02/15/30 45,067
45,000 SM Energy Co.*
7.000%, 08/01/32 45,763
348,167
Real Estate (0.1%)
22,000 Forestar Group, Inc.*
6.500%, 03/15/33 22,094
30,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 29,298
26,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 25,446
76,838
Special Purpose Acquisition Companies (0.0%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
35,000 6.750%, 01/15/30^ 34,395
23,000 4.625%, 01/15/29 22,366
56,761

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Utilities (0.2%)
25,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% $ 25,439
10,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 10,090
31,000 Duke Energy Corp.‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 31,768
20,000 Emera U.S. Finance LLC Series A^‡
6.650%, 10/01/56 , 5 yr. CMT +
2.866% 20,134
35,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 35,911
35,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 35,542
20,000 Eversource Energy Series A‡
6.100%, 08/15/56 , 5 yr. CMT +
2.521% 19,874
33,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 33,950
16,000 PPL Capital Funding, Inc. Series A‡
6.659%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 15,812
Vistra Corp.*‡
10,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 10,052
20,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 20,120
258,692
TOTAL CORPORATE BONDS
(Cost $12,912,201)
12,718,895
SOVEREIGN BONDS (7.6%)
Other (7.6%)
580,000 Brazil Government International
Bonds
3.750%, 09/12/31 533,236
520,000 Brazil Government International
Bonds
6.125%, 01/22/32 527,044
525,000 Colombia Government International
Bonds
5.375%, 01/21/29 524,456
500,000 Colombia Government International
Bonds
7.375%, 04/25/30 524,817
170,000,000 JPY Japan Government Ten Year Bondsµ
2.400%, 03/20/36 1,037,518
170,000,000 JPY Japan Government Ten Year Bonds
2.700%, 06/20/36 1,061,019
18,250,000 MXN Mexico Bonos
7.750%, 05/29/31 1,022,562
17,600,000 MXN Mexico Bonos
8.500%, 03/02/28 1,034,245
PRINCIPAL
AMOUNT a a VALUE a
17,690,000 MXN Mexico Bonos
8.500%, 02/28/30 $ 1,027,714
17,900,000 ZAR Republic of South Africa
Government Bonds
7.000%, 02/28/31 1,038,969
16,900,000 ZAR Republic of South Africa
Government Bonds
8.000%, 01/31/30 1,025,707
17,250,000 ZAR Republic of South Africa
Government Bonds
8.250%, 03/31/32 1,043,696
TOTAL SOVEREIGN BONDS
(Cost $10,360,013)
10,400,983
U.S. GOVERNMENT AND AGENCY SECURITIES (1.5%)
Other (1.5%)
U.S. Treasury Notes^
1,065,000 4.250%, 06/30/33 1,045,655
1,065,000 4.125%, 06/30/31 1,051,147
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $2,112,188)
2,096,802
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (86.7%)
Communication Services (1.9%)
553 Audacy, Inc.# 1,659
310 Cumulus Media, Inc. - Class A# 2
2,150 Meta Platforms, Inc. - Class Aµ 1,196,927
6,250 Millicom International Cellular SAµ 596,750
33,894 ZAR MTN Group Ltd. 420,186
475 Optimum Communications, Inc. -
Class A# 362
5,900 HKD Tencent Holdings Ltd.µ 360,508
2,576,394
Consumer Discretionary (6.0%)
3,320 Alibaba Group Holding Ltd. (ADR)^ 405,870
52,200 PLN Allegro.eu SA#* 628,810
9,425 Amazon.com, Inc.#µ 2,559,641
1,530 EUR Auto1 Group SE# 40,179
8,850 INR Bharat Forge Ltd. 204,356
3,200 JPY BuySell Technologies Co. Ltd. 59,108
4,220 KRW Hyundai Motor Co. 1,118,118
11,600 INR Kalyan Jewellers India Ltd. 74,514
2,050 KRW LG Electronics, Inc. 227,226
280 EUR LVMH Moet Hennessy Louis Vuitton
SEµ 153,758
12,900 HKD Meituan - Class B#* 152,303
1,060 SEK MIPS AB* 46,866
4,100 JPY Nextage Co. Ltd.µ 85,436
70 Rite Aid Corp.# 70
4,200 EUR Schaeffler AG 34,619

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
1,940 Sea Ltd. (ADR)# $ 207,076
1,500 INR Titan Co. Ltd. 76,737
3,400 TJX Cos., Inc.µ 534,956
4,950 EUR Tonies SE - Class A# 70,454
14,130 Viking Holdings Ltd.#µ 1,474,465
5,060 EUR Westwing Group SE# 77,989
8,232,551
Consumer Staples (4.3%)
4,000 BBB Foods, Inc. - Class A# 165,320
14,700 Coca-Cola Co.µ 1,287,573
1,200 Fomento Economico Mexicano SAB
de CV (ADR) 153,588
1,880 EUR Kri-Kri Milk Industry SA 61,027
9,795 Philip Morris International, Inc.µ 1,869,082
12,015 PriceSmart, Inc.µ 2,329,828
5,866,418
Energy (2.5%)
7,830 CAD CES Energy Solutions Corp.µ 91,267
180 Cheniere Energy Partners LP 11,862
2,552 Energy Transfer LP 51,959
1,160 Enterprise Products Partners LP 44,138
341 EP Energy Corp.# 341
7,800 ExxonMobil Holdings Corp.µ 1,212,432
18,200 Halliburton Co.µ 586,950
19,320 TechnipFMC PLCµ 1,384,471
3,383,420
Financials (18.3%)
102,280 EUR Alpha Bank SA 507,179
3,100 SEK Avarda Bank AB* 61,299
104,130 EUR Banco Santander SAµ 1,480,965
3,790 EUR Bank of Cyprus Holdings PLC 44,966
6,910 EUR BAWAG Group AG*µ 1,401,317
1,890 ZAR Capitec Bank Holdings Ltd.^ 539,661
194,000 HKD China Construction Bank Corp. -
Class H 227,645
3,040 Chubb Ltd.µ 1,066,067
8,000 Citigroup, Inc.µ 1,059,600
15,600 Citizens Financial Group, Inc.µ 1,117,740
410 Credicorp Ltd. 164,238
1,150 EUR Edenred SE 37,863
51,480 AED Emirates NBD Bank PJSC 422,816
16,660 EUR Erste Group Bank AGµ 2,177,846
64,300 EUR Eurobank SA 332,273
136,400 INR Federal Bank Ltd. 512,509
1,440 Goldman Sachs Group, Inc.^µ 1,466,467
3,560 Grupo Cibest SA (ADR) 329,371
33,500 EUR ING Groep NV 1,177,242
3,425 JPMorgan Chase & Co.µ 1,204,881
11,885 KRW KB Financial Group, Inc. 1,390,982
7,000 JPY Mizuho Financial Group, Inc. 362,909
1,850 INR Multi Commodity Exchange of
India Ltd. 52,209
NUMBER OF
SHARES b b VALUE b
13,200 JPY Nishi-Nippon Financial Holdings,
Inc.µ $ 348,847
33,500 JPY ORIX Corp. 1,352,038
2,865 HUF OTP Bank Nyrt 424,426
90 GBP Plus500 Ltd.µ 4,743
2,050 EUR Revo Insurance SpA^ 60,880
110,620 MYR RHB Bank Bhd. 231,370
7,600 GBP Saga PLC#µ 69,012
25,700 JPY Shiga Bank Ltd. 381,868
4,400 State Street Corp. 810,304
63,000 Sumitomo Mitsui Financial Group,
Inc. (ADR)^ 1,630,440
1,580 ILS Tel Aviv Stock Exchange Ltd. 60,857
5,950 CHF UBS Group AGµ 314,503
25,575 EUR UniCredit SpAµ 2,412,025
25,239,358
Health Care (8.3%)
2,550 JPY Asahi Intecc Co. Ltd.µ 57,531
5,550 GBP AstraZeneca PLCµ 944,112
7,600 BrightSpring Health Services, Inc.#µ 453,796
35,900 Butterfly Network, Inc.#µ 255,249
4,300 Cardinal Health, Inc.µ 989,129
2,605 Eli Lilly & Co.µ 2,992,728
3,190 CAD Extendicare, Inc.µ 80,737
1,370 CHF Galderma Group AG 298,128
2,500 Illumina, Inc.# 512,750
4,905 Johnson & Johnsonµ 1,257,397
19,829 Novo Nordisk AS (ADR) 933,549
30,530 Royalty Pharma PLC - Class Aµ 1,783,868
2,310 UnitedHealth Group, Inc.µ 957,264
11,516,238
Industrials (11.7%)
810 TWD Acter Group Corp. Ltd. 22,792
900 JPY BayCurrent, Inc.µ 40,594
175 PLN Benefit Systems SA# 253,639
1,040 CAD Bird Construction, Inc.µ 49,609
3,010 CAD Canadian Pacific Kansas City Ltd.µ 267,365
330 Comfort Systems USA, Inc.µ 570,798
7,340 CNY Contemporary Amperex Technology
Co. Ltd. - Class A 430,305
10,600 CSX Corp.µ 534,240
1,700 INR Cummins India Ltd. 98,187
6,600 JPY Daifuku Co. Ltd.µ 243,119
5,150 EUR Deutsche Post AGµ 344,029
780 EUR Exosens SASµ 51,750
11,500 JPY FANUC Corp.µ 463,398
1,050 GE Vernova, Inc.µ 1,039,804
1,500 JPY Harmonic Drive Systems, Inc.µ 56,325
84,000 GBP Hays PLCµ 63,851
760 INR Hitachi Energy India Ltd. 255,584
670 EUR HOCHTIEF AGµ 343,391
544 KRW Hyosung Heavy Industries Corp. 884,121
740 CHF Implenia AG 58,715

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
20,650 PHP International Container Terminal
Services, Inc. $ 324,278
1,110 DKK ISS ASµ 49,197
1,200 JPY Kandenko Co. Ltd. 39,914
750 GBP Keller Group PLCµ 30,654
2,100 TWD Kinik Co. 40,855
1,350 INR Kirloskar Oil Engines Ltd. 30,792
17,600 INR KRN Heat Exchanger &
Refrigeration Ltd.# 216,602
4,650 SEK Loomis AB 256,608
10,352 ManpowerGroup, Inc.µ 542,652
530 CAD MDA Space Ltd.#µ 16,045
9,300 JPY Mitsubishi Electric Corp. 335,015
1,080 EUR Porr AGµ 46,905
8,480 EUR Randstad NV 358,499
11,300 JPY Recruit Holdings Co. Ltd.µ 893,613
112,405 GBP Rolls-Royce Holdings PLCµ 2,242,442
150,980 INR Shadowfax Technologies Ltd.#* 384,389
3,410 EUR Siemens Energy AGµ 582,574
2,405 KRW SK Square Co. Ltd. 1,653,709
4,200 JPY SMS Co. Ltd.µ 58,315
6,050 TWD Syntec Technology Co. Ltd. 373,411
1,000 JPY THK Co. Ltd. 41,149
5,100 GBP Volex PLC 35,146
4,740 Waste Management, Inc.µ 1,073,847
112,700 CNY Weichai Power Co. Ltd. - Class A 466,780
16,165,007
Information Technology (30.8%)
3,375 Advanced Micro Devices, Inc.#µ 1,607,006
3,670 CNY Advanced Micro-Fabrication
Equipment, Inc. China - Class A 186,728
2,300 JPY Advantest Corp. 454,438
12,800 SGD AEM Holdings Ltd. 82,342
960 Applied Materials, Inc.µ 487,363
4,300 TWD Asia Vital Components Co. Ltd. 302,410
1,330 ASML Holding NVµ 2,166,570
925 TWD ASPEED Technology, Inc. 403,990
1,099 CNY Beijing Huafeng Test & Control
Technology Co. Ltd. - Class A 58,023
4,048 Broadcom, Inc.^ 1,575,805
14,300 TWD Delta Electronics, Inc. 703,526
2,960 TWD Elite Material Co. Ltd. 424,916
15,230 HKD Hua Hong Grace Semiconductor
Ltd.#*µ 248,204
4,000 CNY Hygon Information Technology Co.
Ltd. - Class A 164,127
500 JPY Ibiden Co. Ltd. 50,021
1,415 EUR Indra Sistemas SAµ 93,031
12,435 Intel Corp.#µ 1,121,637
2,410 EUR Jenoptik AGµ 104,416
700 JPY Keyence Corp. 351,111
1,800 Marvell Technology, Inc.µ 337,608
5,850 TWD MediaTek, Inc. 623,187
500 JPY Micronics Japan Co. Ltd. 40,771
NUMBER OF
SHARES b b VALUE b
4,025 Microsoft Corp.µ $ 1,870,498
9,050 CNY Montage Technology Co. Ltd. -
Class A 274,318
5,500 CNY NAURA Technology Group Co. Ltd.
- Class A 558,761
430 EUR Nemetschek SEµ 28,984
31,380 NVIDIA Corp.^ 6,299,535
3,300 JPY Optex Group Co. Ltd. 70,601
2,380 Palo Alto Networks, Inc.#µ 789,755
6,600 EUR Profile Systems & Software SA 68,532
1,270 KRW Samsung Electro-Mechanics Co.
Ltd. 970,466
33,275 KRW Samsung Electronics Co. Ltd. 5,791,673
1,530 EUR SAP SEµ 280,442
6,500 JPY SHIFT, Inc.#µ 36,523
270 KRW SK Hynix, Inc. 306,627
182,240 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 13,479,425
700 CNY Zhongji Innolight Co. Ltd. - Class A 93,216
42,506,586
Materials (2.6%)
41,627 CAD Alamos Gold, Inc. - Class Aµ 1,156,891
2,250 ZAR Anglogold Ashanti PLC 170,152
889 Ardagh Holdings SA# 5,638
19,190 Cemex SAB de CV (ADR) 226,826
18,570 CAD Hudbay Minerals, Inc.µ 421,380
1,000 Linde PLCµ 478,380
500 JPY PILLAR Corp. 28,901
5,782 Southern Copper Corp.µ 1,056,429
1,000 CAD Torex Gold Resources, Inc.µ 38,485
3,583,082
Real Estate (0.1%)
206,000 MYR IOI Properties Group Bhd. 191,022
Utilities (0.2%)
88,000 INR Adani Power Ltd.# 194,191
4,300 EUR Italgas SpAµ 44,359
238,550
TOTAL COMMON STOCKS
(Cost $101,495,930)
119,498,626
CONVERTIBLE PREFERRED STOCKS (9.8%)
Communication Services (4.9%)
133,200
Alphabet, Inc.µ
6.250%, 05/15/29# 6,684,156
Industrials (1.6%)
34,005
Boeing Co.^
6.000%, 10/15/27# 2,271,874

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
Information Technology (0.4%)
7,700
Microchip Technology, Inc.^
7.500%, 03/15/28 $ 494,956
Utilities (2.9%)#
27,400
NextEra Energy, Inc.
7.375%, 02/15/29 1,306,980
26,700
PPL Corp.^
7.000%, 02/15/29 1,254,366
29,840
Southern Co.^
7.125%, 12/15/28 1,481,556
4,042,902
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $14,221,984)
13,493,888
EXCHANGE-TRADED FUNDS (3.4%)
Other (3.4%)
28,015 Invesco Senior Loan ETF 571,226
47,630
iShares
®
J.P. Morgan EM Local
Currency Bond ETF 2,028,085
79,500
VanEck J. P. Morgan EM Local
Currency Bond ETF^ 2,024,865
4,624,176
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $4,608,793)
4,624,176
PREFERRED STOCKS (0.0%)
Communication Services (0.0%)
Telephone & Data Systems, Inc.
407 6.000%, 09/30/26 7,774
340 6.625%, 08/31/26 6,973
T-Mobile USA, Inc.µ
289 5.500%, 03/01/70 5,902
33 5.500%, 06/01/70 685
355 6.250%, 09/01/69 8,186
29,520
TOTAL PREFERRED STOCKS
(Cost $29,737)
29,520
WARRANTS (0.0%)#
Communication Services (0.0%)
153 Audacy Capital Corp.
09/30/28, Strike $1.00 —
25 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
2,347  McDermott International Ltd.
06/30/27, Strike $12.33 —
NUMBER OF
SHARES b b VALUE b
2,607 McDermott International Ltd.
06/30/27, Strike $15.98 $ 1
1
TOTAL WARRANTS
(Cost $1,002)
1
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (2.2%)#
Communication Services (0.1%)
74
789,876
Sea Ltd. Call, 09/18/26, Strike
$100.00 98,235
6
299,964
Spotify Technology SA Call,
08/21/26, Strike $500.00 16,845
6
299,964
Spotify Technology SA Call,
08/21/26, Strike $550.00 6,270
121,350
Consumer Discretionary (0.0%)
6
1,126,770
MercadoLibre, Inc. Call, 08/21/26,
Strike $1,850.00 65,940
Financials (0.0%)
298
713,114
HDFC Bank Ltd. Call, 10/16/26,
Strike $27.50 9,685
Information Technology (0.4%)
127
3,923,157
Apple, Inc. Call, 11/20/26, Strike
$275.00 553,402
25
292,875
Shopify, Inc. Call, 08/21/26, Strike
$125.00 15,125
568,527
Materials (0.0%)
44
803,924
Southern Copper Corp. Call,
09/18/26, Strike $200.00 29,480
Other (1.7%)
150
10,319,850
Invesco QQQ Trust Series 1 Put,
12/31/26, Strike $650.00 382,200
161
11,076,639
Invesco QQQ Trust Series 1 Put,
09/30/26, Strike $680.00 342,608
1,272
13,429,776
iShares MSCI EAFE ETF Put,
12/18/26, Strike $99.00 273,480
1,369
8,773,921
iShares MSCI Emerging Markets
ETF Put, 11/20/26, Strike $60.00 353,202
780
4,999,020
iShares MSCI Emerging Markets
ETF Put, 11/20/26, Strike $65.00 370,500
1,236
6,155,280
iShares MSCI India ETF Call,
09/18/26, Strike $52.00 40,170
1,119
3,188,031
KraneShares CSI China Internet ETF
Call, 09/18/26, Strike $27.00 243,383
569
1,103,860
Petroleo Brasileiro SA - Petrobras
Call, 09/18/26, Strike $17.00 143,957

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
152
11,354,856
SPDR
®
S&P 500
®
ETF Trust Put,
09/30/26, Strike $725.00 $ 144,704
2,294,204
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $3,167,642)
3,089,186
TOTAL INVESTMENTS (143.5%)
(Cost $178,933,728)
197,769,359
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-9.4%)
(13,000,000)
LIABILITIES, LESS OTHER ASSETS (-34.1%)
(46,909,715)
NET ASSETS (100.0%) $ 137,859,644
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
¡¡ As of July 31, 2026, the value of unfunded loan commitments was
$14,170 for the Calamos Global Total Return Fund.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $78,203,289.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^ Security, or portion of security, is on loan.
†† When-issued security.
@ In default status and considered non-income producing.
# Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS
AED UAE Dirham
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
ZAR South African Rand
ABBREVIATION
ADR American Depositary Receipt
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 101,488,182 50 .8%
Taiwan 16,374,510 8 .3%
South Korea 12,342,922 6 .2%
Japan 11,916,012 6 .0%
All other countries less than 5% $ 55,647,733 28 .7%
Total Investments $197,769,359 100 .0%
Country exposure may vary over time.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Global Total Return Fund
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Bank Loans 66 $ — $ 2,340,465 $ — $ 2,340,465
Convertible Bonds 30 — 29,476,817 — 29,476,817
Corporate Bonds 388 — 12,718,895 — 12,718,895
Sovereign Bonds 12 — 10,400,983 — 10,400,983
U.S. Government and Agency Securities 2 — 2,096,802 — 2,096,802
Common Stocks 184 59,132,602 60,366,024 — 119,498,626
Convertible Preferred Stocks 9 13,493,888 — — 13,493,888
Exchange-Traded Funds 3 4,624,176 — — 4,624,176
Preferred Stocks 5 29,520 — — 29,520
Warrants 4 — 1 — 1
Exchange-Traded Purchased Options 17 3,089,186 — — 3,089,186
Total $ 80,369,372 $ 117,399,987 $ — $ 197,769,359

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
145,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $141,161) $ 143,485
BANK LOANS (4.0%)i
Communication Services (0.9%)
381,280
Altice France SA‡
2025 USD Term Loan B14,
10.628%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 388,551
73,854
Audacy Capital Corp.‡
2024 Term Loan B,
9.845%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 63,606
6,482
Audacy Capital Corp.‡
2024 Term Loan A,
10.845%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 6,482
190,000
Cengage Learning, Inc.!
2026 Term Loan B,
0.000%, 03/24/31 188,858
88,424
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.981%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 88,472
110,330
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.845%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 110,773
120,000
DirecTV Financing LLC!
2025 Term Loan B,
0.000%, 02/17/31 120,778
63,874
DirecTV Financing LLC‡
2026 Term Loan B,
8.323%, 08/02/29 3 mo. USD
Term SOFR + 4.500% 64,344
86,824
DirecTV Financing LLC‡
2025 Term Loan B,
9.323%, 02/17/31 3 mo. USD
Term SOFR + 5.500% 87,386
187,692
Discovery Global Holdings, Inc.‡
2026 USD Term Loan B,
6.231%, 06/03/33 1 mo. USD
Term SOFR + 2.500% 188,064
178,000
Electronic Arts, Inc.!
Term Loan B,
0.000%, 03/24/33 179,302
203,564
iHeartCommunications, Inc.‡
2024 Term Loan,
9.620%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 189,250
185,000
Level 3 Financing, Inc.‡
2026 Term Loan B,
6.481%, 03/29/32 1 mo. USD
Term SOFR + 2.750% 185,886
PRINCIPAL
AMOUNT a a VALUE a
61,364
QTS Thunder Managing Issuer LLC!
Term Loan B,
0.000%, 07/22/33 $ 60,597
28,636
QTS Thunder Managing Issuer LLC‡
Term Loan B,
6.025%, 07/22/33 3 mo. USD
Term SOFR + 2.250% 28,278
111,668
TripAdvisor, Inc.‡
Term Loan,
6.481%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 108,109
250,000
Versant Media Group, Inc.‡
Term Loan B,
7.232%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 251,962
109,437
ViaSat, Inc.‡
2023 Term Loan,
8.290%, 05/30/30 1 mo. USD
Term SOFR + 4.500% 110,334
185,000
Virgin Media Bristol LLC‡
2020 USD Term Loan Q,
7.041%, 01/31/29 1 mo. USD
Term SOFR + 3.250% 167,822
2,588,854
Consumer Discretionary (0.8%)
73,853
American Axle & Manufacturing,
Inc.!
2025 Incremental Term Loan C,
6.915%, 02/03/33 74,130
113,772
American Axle & Manufacturing,
Inc.‡
2025 Incremental Term Loan C,
6.915%, 02/03/33 3 mo. USD
Term SOFR + 3.250% 114,199
189,051
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.481%, 09/12/32 1 mo. USD
Term SOFR + 2.750% 190,168
89,550
Boots Group Bidco Ltd.‡
USD Term Loan,
6.920%, 08/30/32 3 mo. USD
Term SOFR + 3.250% 89,979
109,935
Caesars Entertainment, Inc.‡
Term Loan B,
5.981%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 106,403
113,275
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.823%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 94,139
149,250
Clarios Global LP‡
2026 USD Term Loan B,
6.231%, 01/28/32 1 mo. USD
Term SOFR + 2.500% 149,763
187,159
Life Time Fitness, Inc.‡
2025 Term Loan,
5.667%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 187,768

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
128,146
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.231%, 05/30/29 1 mo. USD
Term SOFR + 5.500% $ 128,787
182,044
PetSmart, Inc.‡
2025 USD Term Loan B,
7.724%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 182,704
15,000
Pioneer Opco LLC‡
Term Loan B,
6.999%, 05/16/33 1 mo. USD
Term SOFR + 3.250% 15,106
175,950
Station Casinos LLC‡
2024 Term Loan B,
5.731%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 176,358
175,000
Stonepeak Motion Finco LLC!
Term Loan B,
0.000%, 06/24/33 175,319
110,742
United Airlines, Inc.‡
2026 Term Loan B,
5.481%, 02/22/31 1 mo. USD
Term SOFR + 1.750% 110,659
189,050
Voyager Parent LLC‡
Repriced Term Loan B,
7.982%, 07/01/32 3 mo. USD
Term SOFR + 4.250% 189,557
189,525
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.475%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 188,311
180,298
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.481%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 180,906
2,354,256
Consumer Staples (0.7%)
340,579
Amneal Pharmaceuticals LLC‡
2026 Term Loan,
6.731%, 08/01/32 1 mo. USD
Term SOFR + 3.000% 342,122
99,000
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.231%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 98,257
208,602
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.481%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 209,540
270,618
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.981%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 263,237
45,000
Charlotte Buyer, Inc.!
2026 Term Loan B,
0.000%, 06/30/31 45,111
PRINCIPAL
AMOUNT a a VALUE a
190,000
McKesson Medical-Surgical Top
Holdings, Inc.‡
Term Loan B,
5.982%, 06/09/32 3 mo. USD
Term SOFR + 2.250% $ 190,416
16,804
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.573%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 16,851
183,615
Opal Bidco SAS‡
2026 USD Term Loan B,
6.232%, 04/28/32 3 mo. USD
Term SOFR + 2.500% 184,156
15,000
Prestige Brands, Inc.‡
2026 Term Loan B,
5.731%, 06/13/33 1 mo. USD
Term SOFR + 2.000% 15,061
256,147
Star Parent, Inc.‡
Term Loan B,
7.232%, 09/27/30 3 mo. USD
Term SOFR + 3.500% 257,392
188,105
Team Health Holdings, Inc.‡
2026 Repriced Term Loan B,
7.823%, 06/30/28 3 mo. USD
Term SOFR + 4.000% 188,670
90,000
TreeHouse Foods, Inc.‡
2026 Term Loan B,
7.981%, 02/11/33 1 mo. USD
Term SOFR + 4.250% 90,404
84,631
United Natural Foods, Inc.‡
2026 Term Loan B,
7.731%, 05/01/31 1 mo. USD
Term SOFR + 4.000% 85,557
1,986,774
Financials (0.4%)
132,322
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.231%, 12/29/31 1 mo. USD
Term SOFR + 2.500% 131,760
117,641
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.231%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 115,866
105,000
Cushman & Wakefield U.S.
Borrower LLC‡
2026 Term Loan B,
5.981%, 06/13/33 1 mo. USD
Term SOFR + 2.250% 105,175
236,400
Dragon Buyer, Inc.‡
Term Loan B,
6.482%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 189,317
136,500
Iron Mountain, Inc.‡
2023 Term Loan B,
5.731%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 136,432
137,540
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.981%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 138,069

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
190,000
Jupiter Borrower, Inc.‡
Term Loan B,
6.504%, 06/30/33 3 mo. USD
Term SOFR + 2.750% $ 191,385
40,000
Lockton, Inc.‡
Term Loan B,
5.823%, 05/09/33 3 mo. USD
Term SOFR + 2.000% 40,050
179,550
Osaic Holdings, Inc.‡
2026 Term Loan B,
6.232%, 07/30/32 3 mo. USD
Term SOFR + 2.500% 178,676
1,226,730
Health Care (0.1%)
202,550
Padagis LLC‡
Term Loan B,
8.742%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 194,954
Industrials (0.6%)
12,053
ACProducts, Inc.‡
2026 First Lien First Out Term Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 12,372
168,516
ACProducts, Inc.‡
2026 First Lien Second Out Term
Loan,
9.232%, 11/14/31 3 mo. USD
Term SOFR + 5.500% 144,503
188,575
Blackfin Pipeline LLC‡
Term Loan B,
6.750%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 189,126
183,374
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.731%, 09/08/32 1 mo. USD
Term SOFR + 3.000% 183,832
118,871
Columbus McKinnon Corp.‡
2026 Term Loan B,
7.232%, 02/03/33 3 mo. USD
Term SOFR + 3.500% 119,292
251,470
EMRLD Borrower LP‡
2024 Term Loan B,
6.073%, 08/04/31 3 mo. USD
Term SOFR + 2.250% 251,759
179,579
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.481%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 177,446
182,688
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.981%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 183,030
371,959
TransDigm, Inc.‡
2023 Term Loan J,
6.231%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 372,865
PRINCIPAL
AMOUNT a a VALUE a
94,763
TransDigm, Inc.‡
2026 Term Loan N,
6.231%, 02/13/33 1 mo. USD
Term SOFR + 2.500% $ 94,968
175,000
Worthington Steel, Inc.‡
Term Loan B,
7.731%, 06/01/33 1 mo. USD
Term SOFR + 4.000% 175,897
1,905,090
Information Technology (0.3%)
237,569
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.416%, 07/30/31 3 mo. USD
Term SOFR + 2.750% 216,980
147,600
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.481%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 138,076
90,000
Cloud Software Group, Inc.!
2025 Term Loan B (2032),
0.000%, 08/13/32 80,862
30,000
CoreWeave Financing DDTL V LLC
1st Lien Delayed Draw Term Loan,
0.000%, 09/30/31 30,112
125,000
CoreWeave Financing DDTL V LLC!
Delayed Draw Term Loan,
0.000%, 11/17/31 125,079
53,813
CoreWeave Financing DDTL V
LLC¡¡‡
Delayed Draw Term Loan,
0.500%, 11/17/31 53,846
7,447
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.120%, 11/17/31 1 mo. USD
Term SOFR + 4.500% 7,451
33,740
CoreWeave Financing DDTL V LLC‡
Delayed Draw Term Loan,
8.140%, 11/17/31 33,762
176,893
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.481%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 170,758
141,012
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.731%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 141,030
997,956
Materials (0.1%)
45,000
BASF Coatings‡
USD Term Loan B,
7.244%, 06/29/33 3 mo. USD
Term SOFR + 3.500% 45,253
89,550
Chemours Co.‡
2025 USD Term Loan B,
7.231%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 89,466

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
90,000
Ineos Finance PLC‡
2026 USD Term Loan,
8.731%, 06/25/32 1 mo. USD
Term SOFR + 5.000% $ 83,700
104,109
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.981%, 02/18/30 1 mo. USD
Term SOFR + 3.250% 98,937
131,445
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.258%, 05/03/28 1 mo. USD
Term SOFR + 2.500% 8,544
325,900
Other (0.1%)
283,196
Connect Finco SARL‡
2024 Extended Term Loan B,
8.231%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 284,914
Special Purpose Acquisition Companies (0.0%)
135,000
Sword Purchaser LLC‡
USD Term Loan B,
7.731%, 04/11/33 1 mo. USD
Term SOFR + 4.000% 130,396
TOTAL BANK LOANS
(Cost $12,253,591)
11,995,824
CORPORATE BONDS (34.7%)
Airlines (0.2%)
127,995 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 02/15/29 127,974
American Airlines Pass-Through
Trust
120,000 Series B, Class B, 5.750%,
11/10/36 117,940
143,360 Series B, Class B, 3.950%,
01/11/32 135,571
123,542 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 03/15/33 118,501
JetBlue Pass-Through Trust
26,897 Series 2019, Class B, 8.000%,
05/15/29 26,283
127,415 Series 1B, Class B, 7.750%,
05/15/30 127,991
654,260
Communication Services (2.4%)
135,000 AMC Global Media, Inc.µ
4.250%, 02/15/29 119,251
135,000 APLD ComputeCo 3 LLC*
7.000%, 06/15/31 131,898
95,000 Arches Buyer, Inc.*††
9.000%, 08/15/31 95,524
PRINCIPAL
AMOUNT a a VALUE a
380,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% $ 383,162
Clear Channel Outdoor Holdings,
Inc.*
90,000 7.875%, 04/01/30 93,555
105,000 7.500%, 03/15/33 110,309
CSC Holdings LLC*
200,000 4.625%, 12/01/30 42,918
350,000 4.500%, 11/15/31 198,898
71,000 DirecTV Financing LLC*µ
8.875%, 02/01/30 72,431
65,000 DirecTV Financing LLC/DirecTV
Financing Co-Obligor, Inc.*µ
10.000%, 02/15/31 67,985
Discovery Global Holdings, Inc.
90,000 5.050%, 03/15/42 62,957
45,000 4.279%, 03/15/32 40,000
95,000 EW Scripps Co.*µ
9.875%, 08/15/30 83,103
165,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*~
3.500%, 03/01/29 155,079
Gray Media, Inc.*µ
95,000 7.250%, 08/15/33 93,988
100,000 5.375%, 11/15/31 74,063
185,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 135,566
45,000 iHeartCommunications, Inc.*µ
7.750%, 08/15/30 39,503
48,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 48,887
113,000 Lumen Technologies, Inc. Series Pµ
7.600%, 09/15/39 104,833
235,000 McGraw-Hill Education, Inc.*µ
8.000%, 08/01/29 233,430
95,000 Neptune Bidco U.S., Inc.*µ
9.290%, 04/15/29 96,863
Paramount Global~
291,000 6.375%, 03/30/62‡ , 5 yr. CMT
+ 3.999% 240,995
180,000 4.900%, 08/15/44 112,280
140,000 PR RNO Property Owner 1 LLC*
6.500%, 05/01/31 131,789
584,300 Qwest Corp.µ
6.500%, 09/01/51 439,405
Rogers Communications, Inc.‡
300,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 301,557
285,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 286,770
320,000 5.250%, 03/15/82*~ , 5 yr. CMT
+ 3.590% 318,710
Scripps Escrow II, Inc.*
48,000 5.375%, 01/15/31 28,186
95,000 3.875%, 01/15/29 86,872
170,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 175,330

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
Sirius XM Radio LLC*
90,000 5.875%, 04/15/32 $ 88,415
233,000 3.875%, 09/01/31^~ 210,457
135,000 Stingray Compute LLC*
6.000%, 06/15/31 132,026
93,000 SV RNO Property Owner 1 LLC*
5.875%, 03/01/31 86,528
TELUS Corp.‡
170,000 7.000%, 10/15/55 , 5 yr. CMT +
2.709% 171,486
430,000 6.625%, 10/15/55 , 5 yr. CMT +
2.769% 429,127
Time Warner Cable LLC
70,000 7.300%, 07/01/38~ 69,304
100,000 6.550%, 05/01/37 95,075
185,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*µ
6.500%, 02/15/29 182,650
95,000 Univision Communications, Inc.*
8.500%, 07/31/31 94,920
Verizon Communications, Inc.µ‡
410,000 6.200%, 05/14/56 , 5 yr. CMT +
2.042% 401,214
275,000 6.050%, 05/14/58 , 5 yr. CMT +
1.813% 270,693
90,000 Viasat, Inc.*µ
7.500%, 05/30/31 90,116
265,000 Vodafone Group PLC~‡
7.000%, 04/04/79 , 5 yr. USD
Swap + 4.873% 272,134
7,200,242
Consumer Discretionary (4.5%)
90,000 Academy Ltd.*
5.875%, 05/15/31 89,166
280,000 Adams Homes, Inc.*µ
9.250%, 10/15/28 288,585
Adient Global Holdings Ltd.*µ
155,000 8.250%, 04/15/31 161,401
95,000 7.500%, 02/15/33 98,174
Advance Auto Parts, Inc.*
48,000 7.375%, 08/01/33 49,575
85,000 7.000%, 08/01/30 87,167
190,000 Allegiant Travel Co.*
7.125%, 07/01/31 192,829
140,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 137,883
500,000 Aptiv Swiss Holdings Ltd.‡
6.875%, 12/15/54 , 5 yr. CMT +
3.385% 507,730
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
95,000 6.875%, 08/01/33 94,926
167,000 4.625%, 08/01/29 160,646
Bath & Body Works, Inc.
25,000 7.500%, 06/15/29 25,350
100,000 6.875%, 11/01/35^ 101,166
125,000 6.625%, 10/01/30* 127,144
PRINCIPAL
AMOUNT a a VALUE a
100,000 Beach Acquisition Bidco LLC*µ
10.000%, 07/15/33 $ 107,438
200,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 193,002
118,000 Caesars Entertainment, Inc.*~
4.625%, 10/15/29 112,416
CCO Holdings LLC/CCO Holdings
Capital Corp.*
190,000 7.000%, 02/01/33 182,168
57,000 5.125%, 05/01/27 56,915
185,000 4.750%, 03/01/30 173,005
96,000 4.750%, 02/01/32~ 83,969
190,000 4.500%, 08/15/30 173,569
186,000 4.250%, 02/01/31~ 164,781
240,000 4.250%, 01/15/34^ 196,488
190,000 Century Communities, Inc.*
6.625%, 09/15/33 190,866
Churchill Downs, Inc.*
92,000 6.750%, 05/01/31 93,397
96,000 5.750%, 04/01/30~ 95,864
98,000 Clarios Global LP/Clarios U.S.
Finance Co.*µ
6.750%, 09/15/32 99,361
290,000 Cyprium Corp./Cyprium Holdings
Luxembourg SARL*^
6.375%, 04/15/34 286,546
102,000 Dana, Inc.
4.500%, 02/15/32 101,833
DISH DBS Corp.@
307,000 0.000%, 07/01/28 294,741
75,000 0.000%, 12/01/28* 72,415
88,000 0.000%, 06/01/29 79,803
190,000 Dorman Products, Inc.*
6.250%, 06/15/34 190,980
200,000 Flutter Treasury DAC*
5.875%, 06/04/31 197,982
190,000 Ford Motor Co.
6.100%, 08/19/32 192,280
Ford Motor Credit Co. LLC~
235,000 7.200%, 06/10/30 246,045
300,000 4.000%, 11/13/30 280,218
90,000 General Motors Co.~
5.200%, 04/01/45 76,929
General Motors Financial Co., Inc.‡
293,000 Series B, 6.500%, 09/30/28 , 3
mo. USD LIBOR + 3.436% 292,780
615,000 Series C, 5.700%, 09/30/30~ , 5
yr. CMT + 4.997% 605,523
goeasy Ltd.*
116,000 7.625%, 07/01/29 110,504
190,000 6.875%, 02/15/31 169,828
Goodyear Tire & Rubber Co.
272,000 5.625%, 04/30/33 237,461
100,000 5.250%, 07/15/31^ 88,945
Group 1 Automotive, Inc.*
115,000 6.375%, 01/15/30 115,766
79,000 4.000%, 08/15/28~ 76,293

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
358,709 Guitar Center, Inc.‡
12.000%, 08/19/32 $ 107,613
91,000 Kohl's Corp.
5.550%, 07/17/45 62,724
190,000 Liberty Interactive LLC@
0.000%, 02/01/30 11,788
190,000 Life Time, Inc.*
6.000%, 11/15/31 191,820
173,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 170,149
185,000 Lindblad Expeditions LLC*µ
7.000%, 09/15/30 190,445
90,000 Lithia Motors, Inc.*
5.500%, 10/01/30 89,021
125,000 M/I Homes, Inc.
3.950%, 02/15/30 117,883
Macy's Retail Holdings LLC
135,000 6.700%, 07/15/34* 131,031
230,000 4.300%, 02/15/43 164,461
170,000 MGM Resorts International^
6.500%, 04/15/32 169,043
242,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*~
4.875%, 05/01/29 235,188
139,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*µ
8.250%, 04/15/30 144,657
NCL Corp. Ltd.*
95,000 6.750%, 02/01/32 93,216
107,000 6.250%, 09/15/33 101,807
90,000 5.875%, 01/15/31 86,199
Newell Brands, Inc.µ
95,000 8.500%, 06/01/28* 99,256
95,000 6.625%, 05/15/32^ 96,122
90,000 6.375%, 05/15/30 90,979
190,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 185,619
Patrick Industries, Inc.*
95,000 6.375%, 11/01/32 93,876
170,000 4.750%, 05/01/29 166,430
Penn Entertainment, Inc.*
190,000 6.750%, 04/01/31 190,709
110,000 4.125%, 07/01/29 104,932
120,000 Pioneer Opco LLC*
7.000%, 05/15/33 121,487
95,000 QVC, Inc.@
0.000%, 08/15/34 47,651
20,067 Rite Aid Corp.
0.000%, 08/30/34 —
190,000 Rivers Enterprise Borrower LLC*µ
6.250%, 10/15/30 191,037
190,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 191,281
105,000 Saks Global Enterprises LLC*@
0.000%, 12/15/29 245
180,000 Six Flags Entertainment Corp.*µ
7.250%, 05/15/31 176,612
PRINCIPAL
AMOUNT a a VALUE a
115,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.µ
5.250%, 07/15/29 $ 110,618
190,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*µ
8.625%, 01/15/32 192,269
141,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*µ
4.875%, 11/01/27 140,337
140,000 Staples, Inc.*µ
10.750%, 09/01/29 134,123
300,000 Starz Capital Holdings 1, Inc.*µ
6.000%, 04/15/30 289,959
185,000 STL Holding Co. LLC*µ
8.750%, 02/15/29 191,826
119,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 121,962
45,000 Viking Cruises Ltd.*
9.125%, 07/15/31 47,165
90,000 Voyager Parent LLC*µ
9.250%, 07/01/32 95,707
Whirlpool Corp.
60,000 7.875%, 07/01/34* 56,942
60,000 7.500%, 07/01/31* 59,672
190,000 6.500%, 06/15/33^ 161,080
90,000 William Carter Co.*
7.375%, 02/15/31 92,458
180,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 181,174
13,460,426
Consumer Staples (1.6%)
179,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
5.750%, 03/31/34 166,594
90,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 92,758
225,000 APi Group DE, Inc.*µ
4.750%, 10/15/29 220,021
172,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 171,575
200,000 BioMarin Pharmaceutical, Inc.*
5.500%, 02/15/34 195,244
92,000 Brink's Co.*
6.750%, 06/15/32 93,805
218,000 Central Garden & Pet Co.*
4.125%, 04/30/31 203,634
70,000 Charlotte Buyer, Inc.*µ
8.000%, 06/30/31 70,815
740,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 737,906
213,000 Edgewell Personal Care Co.*~
4.125%, 04/01/29 205,226
Energizer Holdings, Inc.*
95,000 6.000%, 09/15/33 90,331

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
218,000 4.375%, 03/31/29 $ 210,259
190,000 KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution, Inc.*
7.125%, 04/30/33 193,298
655,000 Land O' Lakes, Inc.*
7.000%, 09/18/28 567,512
MPH Acquisition Holdings LLC*
163,988 6.750%, 03/31/31 98,836
78,641 5.750%, 12/31/30 60,621
190,000 Performance Food Group, Inc.*
5.625%, 03/01/34 184,431
Post Holdings, Inc.*
162,000 6.375%, 03/01/33 159,706
187,000 6.250%, 02/15/32~ 188,253
Prestige Brands, Inc.*
50,000 6.250%, 07/15/34 50,167
182,000 3.750%, 04/01/31~ 167,103
RR Donnelley & Sons Co.*µ
65,000 10.875%, 08/01/29 66,343
260,000 9.500%, 08/01/29 269,812
Synergy Infrastructure Holdings
LLC*µ
95,000 7.875%, 12/01/30 99,428
50,000 7.000%, 07/15/34 50,470
109,000 United Natural Foods, Inc.*
6.750%, 10/15/28 109,166
143,000 United Rentals North America, Inc.*
5.375%, 11/15/33 139,323
4,862,637
Energy (4.9%)
178,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 174,390
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
190,000 6.625%, 10/15/32 191,379
145,000 6.625%, 07/15/33 145,690
Buckeye Partners LP
70,000 6.875%, 07/01/29* 71,663
140,000 6.750%, 02/01/30* 143,739
75,000 5.850%, 11/15/43 67,115
190,000 CNX Resources Corp.*
5.875%, 03/01/34 184,384
215,000 Continental Resources, Inc.µ
4.900%, 06/01/44 171,273
140,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 140,729
Enbridge, Inc.‡
137,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 142,928
599,000 7.375%, 01/15/83~ , 5 yr. CMT
+ 3.708% 611,399
347,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 365,398
820,000 Series 20-A, 5.750%, 07/15/80~ ,
5 yr. CMT + 5.314% 819,000
Energy Transfer LP‡
345,000 8.000%, 05/15/54 , 5 yr. CMT +
4.020% 362,164
PRINCIPAL
AMOUNT a a VALUE a
370,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% $ 377,877
125,000 7.090%, 11/01/66~ , 3 mo. USD
Term SOFR + 3.279% 124,393
195,000 6.700%, 01/15/57 , 5 yr. CMT +
2.219% 192,307
195,000 6.550%, 01/15/57 , 5 yr. CMT +
2.336% 192,555
137,000 Series H, 6.500%, 08/17/26~ , 5
yr. CMT + 5.694% 137,137
Enterprise Products Operating
LLCµ‡
185,000 Series D, 6.897%, 08/16/77 ,
3 mo. USD Term SOFR +
3.248% 185,128
135,000 Series E, 5.250%, 08/16/77 ,
3 mo. USD Term SOFR +
3.295% 134,610
Genesis Energy LP/Genesis Energy
Finance Corp.µ
131,000 8.875%, 04/15/30 136,841
95,000 8.000%, 05/15/33 98,889
Hilcorp Energy I LP/Hilcorp Finance
Co.*
135,000 6.875%, 05/15/34 132,247
135,000 6.250%, 04/15/32 131,391
185,000 Howard Midstream Energy Partners
LLC*µ
7.375%, 07/15/32 191,560
280,000 Infinity Natural Resources LLC*
7.625%, 04/01/31 280,294
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
190,000 6.875%, 12/01/32 193,631
90,000 6.625%, 08/15/34†† 90,083
180,000 Matador Resources Co.*
6.500%, 04/15/32 180,054
250,000 Nabors Industries, Inc.*
7.625%, 11/15/32 255,160
190,000 Oceaneering International, Inc.*
6.875%, 07/15/34 194,497
190,000 Par Petroleum LLC*
7.375%, 06/01/34 196,810
Phillips 66 Co.µ‡
325,000 Series B, 6.200%, 03/15/56 , 5 yr.
CMT + 2.166% 323,700
475,000 Series A, 5.875%, 03/15/56 , 5 yr.
CMT + 2.283% 469,234
750,000 Plains All American Pipeline LP
Series B‡
8.023%, 08/30/26 , 3 mo. USD
Term SOFR + 4.372% 750,705
200,000 Seadrill Finance Ltd.*
6.750%, 07/15/34 192,858
South Bow Canadian Infrastructure
Holdings Ltd.‡
486,000 7.625%, 03/01/55 , 5 yr. CMT +
3.949% 505,479
190,000 7.500%, 03/01/55 , 5 yr. CMT +
3.667% 200,560

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
256,000 Summit Midstream Holdings LLC*µ
8.625%, 10/31/29 $ 265,830
Sunoco LP*
610,000 7.875%, 09/18/30‡ , 5 yr. CMT
+ 4.230% 626,604
285,000 6.625%, 08/15/32 288,158
190,000 6.250%, 07/01/33 190,646
190,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 191,322
180,000 TGNR Intermediate Holdings LLC*µ
5.500%, 10/15/29 176,528
TransCanada PipeLines Ltd.µ‡
380,000 6.375%, 10/17/56 , 5 yr. CMT +
2.117% 380,334
277,000 6.125%, 10/17/56 , 5 yr. CMT +
2.250% 276,970
263,000 Transocean International Ltd.*
7.875%, 10/15/32 274,138
Venture Global LNG, Inc.*
90,000 9.875%, 02/01/32~ 95,860
90,000 9.500%, 02/01/29~ 96,512
923,000 9.000%, 09/30/29‡ , 5 yr. CMT
+ 5.440% 917,896
230,000 8.375%, 06/01/31~ 237,880
100,000 7.000%, 01/15/30 101,665
50,000 6.625%, 06/15/36 49,058
95,000 6.375%, 12/15/34 92,604
Venture Global Plaquemines LNG
LLC*
190,000 6.500%, 01/15/34 196,253
135,000 6.500%, 06/15/34 139,409
48,000 6.125%, 12/15/30 48,780
145,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 144,627
275,000 WBI Operating LLC*
6.500%, 10/15/33 274,555
190,000 Weatherford International Ltd.*
6.750%, 10/15/33 192,457
14,717,337
Financials (12.0%)
Acrisure LLC/Acrisure Finance, Inc.*
150,000 8.250%, 02/01/29~ 143,918
145,000 6.750%, 07/01/32 133,541
AerCap Ireland Capital DAC/
AerCap Global Aviation Trustµ‡
300,000 6.950%, 03/10/55 , 5 yr. CMT +
2.720% 307,416
480,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 482,544
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*µ
285,000 7.375%, 10/01/32 287,269
190,000 6.500%, 10/01/31 190,158
400,000 Allianz SE*µ‡
5.600%, 09/03/54 , 5 yr. CMT +
2.771% 395,804
PRINCIPAL
AMOUNT a a VALUE a
242,000 Allstate Corp. Series B‡
6.851%, 08/15/53 , 3 mo. USD
Term SOFR + 3.200% $ 242,448
Ally Financial, Inc.‡
1,130,000 Series D, 7.100%, 08/15/31 , 5 yr.
CMT + 3.148% 1,135,650
680,000 Series C, 4.700%, 05/15/28^ , 7
yr. CMT + 3.481% 657,009
335,000 American Express Co. Series Dµ‡
3.550%, 09/15/26 , 5 yr. CMT +
2.854% 334,049
95,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*µ
7.500%, 07/15/33 92,926
1,263,000 ARES Finance Co. III LLC*µ‡
7.357%, 06/30/51 , 5 yr. CMT +
3.237% 1,264,958
Asurion LLC/Asurion Co-Issuer,
Inc.*
175,000 8.375%, 02/01/34 159,689
150,000 8.000%, 12/31/32 151,893
694,000 AXIS Specialty Finance LLCµ‡
4.900%, 01/15/40 , 5 yr. CMT +
3.186% 679,593
190,000 Azorra Finance Ltd.*µ
7.250%, 01/15/31 195,854
270,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*µ
7.125%, 05/15/31 272,732
Bank of America Corp.µ‡
675,000 Series OO, 6.625%, 05/01/30 , 5
yr. CMT + 2.684% 689,452
542,000 Series TT, 6.125%, 04/27/27 , 5 yr.
CMT + 3.231% 545,312
335,000 Bank of New York Mellon Corp.
Series Nµ‡
6.150%, 09/20/31 , 5 yr. CMT +
1.868% 332,290
150,000 Beacon Funding Trust*
6.266%, 08/15/54 146,115
190,000 Blackstone Mortgage Trust, Inc.*
6.250%, 06/01/31 182,164
480,000 BP Capital Markets PLCµ‡
4.875%, 03/22/30 , 5 yr. CMT +
4.398% 469,310
Brandywine Operating Partnership
LP
92,000 8.875%, 04/12/29 96,736
186,000 6.125%, 01/15/31 178,718
237,000 Bread Financial Holdings, Inc.*‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 245,295
330,000 Broadstreet Partners Group LLC*µ
5.875%, 04/15/29 323,796
140,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*µ
4.500%, 04/01/27 138,251

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
200,000 Burford Capital Global Finance
LLC*^
7.500%, 07/15/33 $ 168,856
Capital One Financial Corp.‡
505,000 Series O, 5.500%, 10/30/27 ,
3 mo. USD Term SOFR +
3.338% 503,076
1,213,000 Series M, 3.950%, 09/01/26^~ , 5
yr. CMT + 3.157% 1,210,598
Charles Schwab Corp.‡
153,000 Series L, 6.100%, 06/01/31 , 5 yr.
CMT + 2.250% 151,121
338,000 Series H, 4.000%, 12/01/30~ , 10
yr. CMT + 3.079% 312,572
Citigroup, Inc.‡
270,000 Series AA, 7.625%, 11/15/28 , 5
yr. CMT + 3.211% 279,474
345,000 Series BB, 7.200%, 05/15/29 , 5
yr. CMT + 2.905% 352,121
330,000 Series FF, 6.950%, 02/15/30 , 5 yr.
CMT + 2.726% 333,425
505,000 Series GG, 6.875%, 08/15/30 , 5
yr. CMT + 2.890% 510,252
336,000 Series HH, 6.625%, 02/15/31 , 5
yr. CMT + 3.001% 337,075
675,000 Series JJ, 6.500%, 05/15/31 , 5 yr.
CMT + 2.745% 673,238
Citizens Financial Group, Inc.‡
675,000 Series J, 6.750%, 10/06/31^ , 5
yr. CMT + 2.379% 668,817
830,000 Series G, 4.000%, 10/06/26 , 5 yr.
CMT + 3.215% 827,933
Corebridge Financial, Inc.µ‡
270,000 6.875%, 12/15/52 , 5 yr. CMT +
3.846% 273,362
510,000 6.375%, 09/15/54 , 5 yr. CMT +
2.646% 500,805
Credit Acceptance Corp.*
125,000 9.250%, 12/15/28~ 129,651
180,000 6.625%, 03/15/30 180,146
190,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 183,878
90,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 94,299
Enstar Group Ltd.*µ‡
273,000 7.500%, 04/01/45 , 5 yr. CMT +
3.186% 283,947
745,000 6.693%, 07/15/37 , 1 day USD
SOFR + 2.540% 728,811
First Citizens BancShares, Inc.‡
370,000 Series B, 7.898%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 372,453
775,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 778,836
95,000 GGAM Finance Ltd.*
5.875%, 03/15/30 94,961
PRINCIPAL
AMOUNT a a VALUE a
Goldman Sachs Group, Inc.‡
180,000 Series X, 7.500%, 05/10/29 , 5 yr.
CMT + 2.809% $ 186,172
300,000 Series Z, 6.850%, 02/10/30 , 5 yr.
CMT + 2.461% 303,798
425,000 Series AA, 6.500%, 08/10/31 , 5
yr. CMT + 2.175% 422,102
HUB International Ltd.*µ
137,000 7.375%, 01/31/32 140,200
141,000 5.625%, 12/01/29 141,025
Huntington Bancshares, Inc.‡
254,000 Series K, 6.250%, 10/15/30^ , 5
yr. CMT + 2.653% 253,307
395,000 Series F, 5.625%, 07/15/30 , 10 yr.
CMT + 4.945% 393,776
765,000 Series G, 4.450%, 10/15/27 , 7 yr.
CMT + 4.045% 753,640
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*µ
200,000 6.625%, 10/15/31 196,570
200,000 5.000%, 08/15/28 193,688
665,000 JPMorgan Chase & Co. Series PPµ‡
6.100%, 07/01/31 , 5 yr. CMT +
2.080% 662,699
680,000 KeyCorp Series D~‡
5.000%, 09/15/26 , 3 mo. USD
Term SOFR + 3.868% 678,456
211,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 218,355
1,168,000 Liberty Mutual Group, Inc.*µ‡
4.125%, 12/15/51 , 5 yr. CMT +
3.315% 1,162,160
M&T Bank Corp.‡
200,000 Series F, 5.125%, 11/01/26~ ,
3 mo. USD Term SOFR +
3.782% 199,510
160,000 Series I, 3.500%, 09/01/26 , 5 yr.
CMT + 2.679% 159,474
150,000 MetLife, Inc.µ
6.400%, 12/15/66 151,478
95,000 Newmark Group, Inc.
7.500%, 01/12/29 99,073
250,000 Northern Trust Corp. Series Dµ‡
4.600%, 10/01/26 , 3 mo. USD
Term SOFR + 3.464% 249,770
OneMain Finance Corp.
95,000 6.750%, 03/15/32 94,790
190,000 6.750%, 09/15/33^ 187,249
185,000 6.500%, 03/15/33^ 180,782
93,000 Osaic Holdings, Inc.*µ
8.000%, 08/01/33 94,338
180,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*µ
7.000%, 02/01/30 183,083
473,000 PartnerRe Finance B LLCµ‡
4.500%, 10/01/50 , 5 yr. CMT +
3.815% 451,625

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
PNC Financial Services Group, Inc.‡
360,000 Series V, 6.200%, 09/15/27 , 5 yr.
CMT + 3.238% $ 362,948
165,000 Series U, 6.000%, 05/15/27~ , 5
yr. CMT + 3.000% 165,054
238,000 Provident Funding Associates LP/
PFG Finance Corp.*µ
9.750%, 09/15/29 245,557
Reinsurance Group of America,
Inc.µ‡
430,000 6.650%, 09/15/55 , 5 yr. CMT +
2.392% 429,798
255,000 6.375%, 09/15/56 , 5 yr. CMT +
2.344% 249,020
Rocket Cos., Inc.*
143,000 6.375%, 08/01/33 144,038
96,000 6.125%, 08/01/30 96,835
190,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 190,500
340,000 State Street Corp. Series J^‡
6.700%, 09/15/29 , 5 yr. CMT +
2.628% 349,605
190,000 Stonebriar ABF Issuer LLC*
7.000%, 08/15/31 190,194
45,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 45,714
230,000 StoneX Group, Inc.*
7.875%, 03/01/31 239,803
330,000 TrueNoord Capital DAC*µ
8.750%, 03/01/30 342,639
Truist Financial Corp.‡
530,000 Series N, 6.669%, 09/01/26~ , 5
yr. CMT + 3.003% 530,731
335,000 Series S, 6.250%, 06/15/31 , 5 yr.
CMT + 2.129% 331,519
256,000 Series Q, 5.100%, 03/01/30~ , 10
yr. CMT + 4.349% 253,980
U.S. Bancorp‡
655,000 Series J, 5.300%, 04/15/27~ ,
3 mo. USD Term SOFR +
3.176% 653,932
175,000 Series N, 3.700%, 01/15/27 , 5 yr.
CMT + 2.541% 173,569
221,000 United Wholesale Mortgage LLC*~
5.500%, 04/15/29 206,745
95,000 UWM Holdings LLC*
6.250%, 03/15/31 84,879
92,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*µ
7.500%, 06/15/31 95,513
Wells Fargo & Co.‡
1,160,000 7.625%, 09/15/28~ , 5 yr. CMT
+ 3.606% 1,212,455
945,000 Series GG, Class A, 6.125%,
06/15/31 , 5 yr. CMT + 2.340% 944,027
190,000 XHR LP*µ
6.625%, 05/15/30 193,981
35,914,753
PRINCIPAL
AMOUNT a a VALUE a
Health Care (0.9%)
278,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 $ 287,394
CHS/Community Health Systems,
Inc.*µ
109,000 10.875%, 01/15/32 115,095
108,000 6.875%, 04/15/29 104,223
377,000 6.125%, 04/01/30 317,879
24,000 5.250%, 05/15/30 22,225
DaVita, Inc.*
182,000 6.875%, 09/01/32 187,147
197,000 4.625%, 06/01/30~ 189,973
222,000 3.750%, 02/15/31~ 205,124
Embecta Corp.*µ
48,000 6.750%, 02/15/30 36,921
144,000 5.000%, 02/15/30 111,436
Encompass Health Corp.
100,000 4.750%, 02/01/30~ 97,914
50,000 4.500%, 02/01/28 49,508
107,000 IQVIA, Inc.*
6.250%, 06/01/32 108,548
278,000 Medline Borrower LP*~
5.250%, 10/01/29 275,651
350,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*µ
5.125%, 04/30/31 346,867
Tenet Healthcare Corp.
190,000 6.875%, 11/15/31 201,780
143,000 5.500%, 11/15/32* 140,939
2,798,624
Industrials (1.6%)
208,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 212,882
220,000 ACCO Brands Corp.*~
4.250%, 03/15/29 207,365
Arcosa, Inc.*µ
95,000 6.875%, 08/15/32 98,160
108,000 4.375%, 04/15/29 105,740
Bombardier, Inc.*
90,000 8.750%, 11/15/30~ 94,994
56,000 7.250%, 07/01/31 58,460
70,000 7.000%, 06/01/32 72,356
46,000 6.750%, 06/15/33 47,409
290,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 295,101
50,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 50,466
36,000 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 35,944
Deluxe Corp.*µ
95,000 8.125%, 09/15/29 98,451
245,000 8.000%, 06/01/29 247,229
90,000 EnerSys*
6.625%, 01/15/32 91,208
EquipmentShare.com, Inc.*
115,000 8.625%, 05/15/32 117,832
145,000 7.125%, 07/01/34 138,713

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
120,000 Granite Construction, Inc.*
6.375%, 06/15/34 $ 120,166
88,000 Graphic Packaging International
LLC*
3.500%, 03/01/29 83,575
Herc Holdings, Inc.*
95,000 7.250%, 06/15/33 98,098
95,000 7.000%, 06/15/30 98,016
92,000 6.625%, 06/15/29 93,736
139,000 JELD-WEN Holding, Inc.*^
7.000%, 09/01/32 84,972
305,000 Ken Garff Automotive LLC*µ
4.875%, 09/15/28 302,307
172,000 Novelis Corp.*~
4.750%, 01/30/30 165,342
190,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 192,415
Standard Building Solutions, Inc.*
50,000 6.500%, 08/15/32 50,204
143,000 6.250%, 08/01/33 141,519
195,000 Stanley Black & Decker, Inc.‡
6.707%, 03/15/60 , 5 yr. CMT +
2.657% 193,360
190,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 196,025
TransDigm, Inc.*
70,000 7.125%, 12/01/31~ 72,244
195,000 6.875%, 12/15/30~ 199,945
140,000 6.750%, 08/15/28~ 141,159
44,000 6.625%, 03/01/32 44,790
34,961 United Airlines Pass-Through Trust
Series B, Class B
3.500%, 11/01/29 34,062
140,000 Waste Pro USA, Inc.*µ
7.000%, 02/01/33 142,575
Williams Scotsman, Inc.*µ
75,000 6.625%, 06/15/29 76,393
107,000 4.625%, 08/15/28 105,920
4,609,133
Information Technology (0.9%)
Block, Inc.*
47,000 6.000%, 08/15/33 46,688
95,000 5.625%, 08/15/30 94,605
145,000 CACI International, Inc.*
6.375%, 06/15/33 146,153
Cloud Software Group LLC*
90,000 8.250%, 06/30/32 85,280
143,000 6.625%, 08/15/33 125,018
112,000 Coherent Corp.*~
5.000%, 12/15/29 109,621
Fair Isaac Corp.*
71,000 6.000%, 05/15/33 68,788
56,000 4.000%, 06/15/28~ 54,364
210,000 KBR, Inc.*µ
4.750%, 09/30/28 206,972
50,000 OAK-Eagle Acquireco, Inc.*
8.750%, 07/01/34 52,660
PRINCIPAL
AMOUNT a a VALUE a
143,000 ON Semiconductor Corp.*~
3.875%, 09/01/28 $ 138,042
90,000 Open Text Corp.*~
6.900%, 12/01/27 91,843
Open Text Holdings, Inc.*
45,000 4.125%, 02/15/30 41,577
117,000 4.125%, 12/01/31~ 103,311
95,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 95,532
265,000 TTM Technologies, Inc.*µ
4.000%, 03/01/29 254,543
Twilio, Inc.~
47,000 3.875%, 03/15/31 43,944
130,000 3.625%, 03/15/29 124,914
219,000 UKG, Inc.*µ
6.875%, 02/01/31 214,725
255,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 241,266
185,000 Zebra Technologies Corp.*^
6.500%, 06/01/32 187,248
99,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*µ
3.875%, 02/01/29 82,561
2,609,655
Materials (1.2%)
190,000 Avient Corp.*
6.250%, 11/01/31 191,661
200,000 Bond U.S. Bidco 1, Inc./Bidco 2/
Bidco 3/German Bidco 1 GmbH/
German Bidco 2*
7.125%, 06/15/33 201,418
235,000 Capstone Copper Corp.*
6.750%, 03/31/33 236,363
165,000 Celanese U.S. Holdings LLC
7.379%, 07/15/32 172,684
188,000 Century Aluminum Co.*
6.875%, 08/01/32 191,568
Chemours Co.*
160,000 8.000%, 01/15/33 157,813
96,000 7.875%, 03/15/34 93,492
255,000 Clearwater Paper Corp.*µ
4.750%, 08/15/28 227,159
190,000 Coeur Mining, Inc.*
6.875%, 04/01/32 194,647
689,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 518,162
190,000 JW Aluminum Continuous Cast
Co.*µ
10.250%, 04/01/30 198,643
235,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 230,091
185,000 Knife River Corp.*µ
7.750%, 05/01/31 191,072
79,000 Mercer International, Inc.*
12.875%, 10/01/28 35,296
235,000 Olin Corp.*
6.625%, 04/01/33 230,194

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
80,000 Silgan Holdings, Inc.~
4.125%, 02/01/28 $ 78,934
190,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 186,105
190,000 Terex Corp.*^
6.250%, 10/15/32 190,980
83,812 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*@
0.000%, 05/03/29 995
WR Grace Holdings LLC*
50,000 7.000%, 08/01/33 48,003
92,000 6.625%, 08/15/32 87,637
3,662,917
Other (1.4%)
250,000 1261229 BC Ltd.*µ
10.000%, 04/15/32 255,677
74,295 Claritev Corp. Series B*
6.750%, 03/31/31 44,460
500,000 Compeer Financial ACA Series
QIB*‡
7.875%, 02/15/31 , 5 yr. CMT +
4.155% 512,070
EchoStar Corp.µ
460,080 10.750%, 11/30/29 497,917
189,587 6.750%, 11/30/30 192,416
845,000 Everest Reinsurance Holdings,
Inc.µ‡
6.298%, 05/01/67 , 3 mo. USD
Term SOFR + 2.647% 798,170
90,000 Gen Digital, Inc.*µ
6.750%, 09/30/27 90,193
95,000 Graham Holdings Co.*
5.625%, 12/01/33 93,054
1,080,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 1,132,294
215,000 Rfna LP*µ
7.875%, 02/15/30 215,318
190,000 SM Energy Co.*
7.000%, 08/01/32 193,220
4,024,789
Real Estate (0.1%)
95,000 Forestar Group, Inc.*
6.500%, 03/15/33 95,407
125,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 122,075
133,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 130,164
347,646
Special Purpose Acquisition Companies (0.1%)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*µ
150,000 6.750%, 01/15/30 147,407
PRINCIPAL
AMOUNT a a VALUE a
96,000 4.625%, 01/15/29~ $ 93,354
240,761
Utilities (2.9%)
520,000 Algonquin Power & Utilities Corp.‡
4.750%, 01/18/82 , 5 yr. CMT +
3.249% 515,330
American Electric Power Co., Inc.‡
170,000 7.050%, 12/15/54 , 5 yr. CMT +
2.750% 175,695
170,000 6.950%, 12/15/54 , 5 yr. CMT +
2.675% 179,073
125,000 3.875%, 02/15/62 , 5 yr. CMT +
2.675% 123,899
CenterPoint Energy, Inc.‡
120,000 Series A, 7.000%, 02/15/55 , 5 yr.
CMT + 3.254% 123,864
175,000 Series B, 6.850%, 02/15/55^ , 5
yr. CMT + 2.946% 181,652
390,000 6.700%, 05/15/55^ , 5 yr. CMT
+ 2.586% 396,852
470,000 CMS Energy Corp.~‡
4.750%, 06/01/50 , 5 yr. CMT +
4.116% 457,451
Dominion Energy, Inc.‡
338,000 Series A, 6.875%, 02/01/55 , 5 yr.
CMT + 2.386% 345,527
395,000 6.625%, 05/15/55 , 5 yr. CMT +
2.207% 398,551
187,000 Series C, 4.350%, 01/15/27~ , 5
yr. CMT + 3.195% 186,205
485,000 Duke Energy Corp.µ‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 497,013
Emera U.S. Finance LLC‡
170,000 Series B, 6.850%, 10/01/56 , 5 yr.
CMT + 2.648% 171,433
275,000 Series A, 6.650%, 10/01/56 , 5 yr.
CMT + 2.866% 276,845
585,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 600,222
385,000 Evergy, Inc.µ‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 390,968
Eversource Energy‡
168,000 Series B, 6.350%, 08/15/56 , 5 yr.
CMT + 2.325% 167,162
335,000 Series A, 6.100%, 08/15/56 , 5 yr.
CMT + 2.521% 332,889
437,000 National Rural Utilities Cooperative
Finance Corp.µ‡
7.125%, 09/15/53 , 5 yr. CMT +
3.533% 451,522
NextEra Energy Capital Holdings,
Inc.µ‡
340,000 6.750%, 06/15/54 , 5 yr. CMT +
2.457% 349,160
235,000 6.700%, 09/01/54 , 5 yr. CMT +
2.364% 238,504

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
PRINCIPAL
AMOUNT a a VALUE a
170,000 Series CC, 6.625%, 10/01/66 , 5
yr. CMT + 1.685% $ 165,645
170,000 Series BB, 6.200%, 10/01/56 , 5
yr. CMT + 1.765% 166,350
279,000 3.800%, 03/15/82 , 5 yr. CMT +
2.547% 275,114
414,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 425,915
314,000 PPL Capital Funding, Inc. Series Aµ‡
6.659%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 310,314
Sempraµ‡
150,000 6.875%, 10/01/54 , 5 yr. CMT +
2.789% 152,334
170,000 6.400%, 10/01/54 , 5 yr. CMT +
2.632% 168,946
Vistra Corp.*‡
185,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 185,956
225,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 226,345
155,000 Xcel Energy, Inc.µ‡
5.750%, 12/03/56 , 5 yr. CMT +
2.168% 152,002
8,788,738
TOTAL CORPORATE BONDS
(Cost $104,187,260)
103,891,918
U.S. GOVERNMENT AND AGENCY SECURITIES (20.4%)
Financials (0.1%)
250,000 CoBank ACBµ‡
7.125%, 01/01/30, 5 yr. CMT +
2.818% 253,946
Other (20.3%)
Farm Credit Bank of Texasµ‡
500,000 7.750%, 06/15/29 , 5 yr. CMT +
3.291% 520,227
500,000 7.000%, 09/15/30 , 5 yr. CMT +
3.010% 510,032
59,700,000 U.S. Treasury Notes~
4.625%, 06/15/27 59,953,025
60,983,284
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $61,224,745)
61,237,230
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (73.1%)
Communication Services (5.0%)
3,316 Audacy, Inc.# 9,948
1,322 Cumulus Media, Inc. - Class A# 10
17,100 Meta Platforms, Inc. - Class Aµ 9,519,741
2,021 Optimum Communications, Inc. -
Class A# 1,540
NUMBER OF
SHARES b b VALUE b
10,900 Spotify Technology SA#µ $ 5,449,346
14,980,585
Consumer Discretionary (10.2%)
31,500 Amazon.com, Inc.#µ 8,554,770
48,500 DoorDash, Inc. - Class A#µ 9,513,760
49,000 Dr. Horton, Inc.µ 7,009,940
16,400 Home Depot, Inc.µ 5,444,144
294 Rite Aid Corp.# 294
30,522,908
Energy (0.2%)
800 Cheniere Energy Partners LP 52,720
11,058 Energy Transfer LP~ 225,141
3,970 Enterprise Products Partners LP~ 151,058
428,919
Financials (4.0%)
39,500 Citigroup, Inc.µ 5,231,775
78,500 Wells Fargo & Co.µ 6,786,325
12,018,100
Health Care (1.2%)
43,000 Halozyme Therapeutics, Inc.#µ 3,549,220
Industrials (25.1%)
45,500 Boeing Co.#µ 9,834,370
75,000 Canadian Pacific Kansas City Ltd.~ 6,666,750
40,000 Emerson Electric Co.µ 5,992,800
56,700 Jacobs Solutions, Inc.µ 7,650,531
47,500 Johnson Controls International
PLCµ 6,966,350
36,000 L3Harris Technologies, Inc.µ 9,974,160
31,000 Regal Rexnord Corp.µ 6,362,130
104,500 Southwest Airlines Co.µ 4,699,365
19,800 Union Pacific Corp.µ 5,784,174
92,500 United Airlines Holdings, Inc.#µ 11,223,025
75,153,655
Information Technology (23.7%)
27,000 Broadcom, Inc.^~ 10,510,560
16,700 CACI International, Inc. - Class A#µ 8,312,425
17,500 Celestica, Inc.# 5,800,200
21,000 Datadog, Inc. - Class A#µ 5,627,370
34,300 Intuit, Inc.µ 10,841,201
6,000 Lumentum Holdings, Inc.#µ 4,283,640
9,000 MongoDB, Inc.#µ 3,037,320
68,500 NVIDIA Corp.~ 13,751,375
30,500 Oracle Corp.µ 3,961,035
12,300 Synopsys, Inc.#µ 4,781,748
70,906,874
Materials (3.7%)
3,292 Ardagh Holdings SA# 20,879
42,500 Freeport-McMoRan, Inc.µ 2,661,775

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
25,000 Sherwin-Williams Co.µ $ 8,521,250
11,203,904
TOTAL COMMON STOCKS
(Cost $234,560,050)
218,764,165
CONVERTIBLE PREFERRED STOCKS (0.1%)
Communication Services (0.1%)
2,700
Alphabet, Inc.µ
6.250%, 05/15/29# 135,486
Utilities (0.0%)
1,275
NextEra Energy, Inc.
7.375%, 02/15/29# 60,818
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $199,733)
196,304
PREFERRED STOCKS (3.4%)
Communication Services (0.7%)
10,760
Array Digital Infrastructure, Inc.µ
6.250%, 09/01/69 205,946
AT&T, Inc.µ
18,155 4.750%, 08/30/26 311,358
9,875 5.350%, 11/01/66 196,513
25,250
Qwest Corp.#µ
6.500%, 09/01/51 414,858
Telephone & Data Systems, Inc.µ
20,985 6.000%, 09/30/26 400,813
6,423 6.625%, 08/31/26 131,736
T-Mobile USA, Inc.µ
12,303 5.500%, 03/01/70 251,227
140 5.500%, 06/01/70 2,905
12,975 6.250%, 09/01/69 299,204
2,214,560
Consumer Discretionary (0.2%)
Ford Motor Co.µ
16,125 6.200%, 06/01/59 328,789
7,386 6.500%, 08/15/62 154,663
4,620
QVC Group, Inc.#
8.000%, 03/15/31 1,314
9,600
QVC, Inc.
6.250%, 11/26/68 120,000
604,766
Financials (1.9%)
Affiliated Managers Group, Inc.µ
18,700 5.875%, 03/30/59 377,179
12,587 6.750%, 03/30/64 288,872
3,625
Allstate Corp.µ
7.178%, 01/15/53 92,619
Annaly Capital Management, Inc.µ
6,750 8.875%, 09/30/30 176,040
12,425 9.006%, 08/31/26 320,938
NUMBER OF
SHARES b b VALUE b
19,376
Arch Capital Group Ltd.µ
4.550%, 08/31/26 $ 318,735
Bread Financial Holdings, Inc.#µ
3,700 8.625%, 12/15/30 93,388
5,000 8.875%, 12/15/31 125,300
5,295
Capital One Financial Corp.µ
4.800%, 09/01/26 91,815
6,300
Citigroup, Inc.#µ
6.250%, 02/15/31 154,791
25,150
CNO Financial Group, Inc.µ
5.125%, 11/25/60 414,723
14,918
Cullen/Frost Bankers, Inc.µ
4.450%, 09/15/26 246,744
Fifth Third Bancorpµ
8,100 4.950%, 09/30/26 145,881
11,075 6.875%, 10/01/30 287,507
6,700
First Citizens BancShares, Inc.#
6.625%, 03/15/31 166,294
8,850
First Horizon Corp.#µ
6.750%, 04/10/31 218,152
7,225
KeyCorpµ
5.625%, 09/15/26 155,988
6,700
M&T Bank Corp.#µ
6.350%, 12/15/30 160,063
2,725
MetLife, Inc.µ
5.625%, 08/30/26 59,950
1,600
Northern Trust Corp.µ
4.700%, 10/01/26 29,632
11,930
RenaissanceRe Holdings Ltd.µ
5.750%, 08/30/26 247,428
14,526
Selective Insurance Group, Inc.µ
4.600%, 08/31/26 230,818
12,200
UMB Financial Corp.µ
7.750%, 07/15/30 322,080
14,770
W.R. Berkley Corp.µ
5.100%, 12/30/59 273,393
8,755
WesBanco, Inc.µ
7.375%, 10/01/30 223,340
13,600
Wintrust Financial Corp.µ
7.875%, 07/15/30 356,320
5,577,990
Real Estate (0.4%)
Brookfield Property Partners LPµ
20,567 5.750%, 08/30/26 286,704
10,775 6.375%, 08/30/26 163,241
3,651
EPR Propertiesµ
5.750%, 08/30/26 76,635
6,320
Federal Realty Investment Trust
5.000%, 08/30/26 121,344
Global Net Lease, Inc.µ
4,771 6.875%, 08/30/26 103,054
11,066 7.500%, 08/30/26 262,928
7,856
Kimco Realty Corp.µ
5.250%, 08/30/26 153,820
1,167,726

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
Utilities (0.2%)
14,975
Brookfield Renewable Partners LP
5.250%, 08/25/26 $ 255,024
6,700
DTE Energy Co.µ
5.250%, 12/01/77 135,407
6,650
NextEra Energy Capital Holdings,
Inc.µ
6.500%, 04/15/86 159,268
549,699
TOTAL PREFERRED STOCKS
(Cost $11,468,018)
10,114,741
WARRANTS (0.0%)#
Communication Services (0.0%)
586 Audacy Capital Corp.
09/30/28, Strike $1.00 —
97 Audacy Capital Corp.
09/30/28, Strike $1.00 —
TOTAL WARRANTS
(Cost $–)
—
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (2.6%)#
Consumer Discretionary (0.3%)
315
8,554,770
Amazon.com, Inc. Call, 08/21/26,
Strike $260.00 493,763
485
9,513,760
DoorDash, Inc. Put, 08/07/26,
Strike $190.00 357,687
851,450
Domestic Commodity (0.1%)
1,200
15,500,400
U.S. Oil Fund LP Call, 08/05/26,
Strike $136.00 178,200
Information Technology (1.2%)
450
20,912,400
Microsoft Corp. Call, 08/21/26,
Strike $400.00 2,999,250
1,540
30,915,500
NVIDIA Corp. Put, 08/21/26, Strike
$190.00 488,950
500
5,561,500
ServiceNow, Inc. Call, 08/21/26,
Strike $115.00 242,500
3,730,700
Other (1.0%)
550
37,839,450
Invesco QQQ Trust Series 1 Put,
08/21/26, Strike $720.00 1,870,000
935
69,847,305
SPDR
®
S&P 500
®
ETF Trust Put,
08/14/26, Strike $740.00 406,258
935
69,847,305
SPDR
®
S&P 500
®
ETF Trust Call,
08/07/26, Strike $745.00 582,972
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
329
17,783,437
VanEck Semiconductor ETF Call,
08/21/26, Strike $620.00 $ 145,583
3,004,813
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $6,282,382)
7,765,163
TOTAL INVESTMENTS (138.3%)
(Cost $430,316,940)
414,108,830
LIABILITIES, LESS OTHER ASSETS (-38.3%)
(114,664,938)
NET ASSETS (100.0%) $ 299,443,892
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-9.6%)#
Communication Services (-0.2%)
(9,890) Liberty Broadband Corp.Class C, (336,656)
(35,291) Paramount Skydance Corp.Class B, (280,916)
(617,572)
Consumer Discretionary (-1.7%)
(4,954) Carvana Co. (308,931)
(5,404) Cava Group, Inc. (352,503)
(18,560) Chewy, Inc.Class A, (419,456)
(19,426) Coupang, Inc. (317,615)
(1,513) Dick's Sporting Goods, Inc. (296,412)
(12,845) DraftKings, Inc.Class A, (301,601)
(6,467) Gildan Activewear, Inc. (358,143)
(7,431) NIKE, Inc.Class B, (309,947)
(4,795) Ollie's Bargain Outlet Holdings, Inc. (352,289)
(1,618) Pool Corp. (300,479)
(21,956) Rivian Automotive, Inc.Class A, (334,170)
(1,117) Royal Caribbean Cruises Ltd. (355,541)
(4,780) Somnigroup International, Inc. (312,277)
(60,137) Stellantis NV (346,389)
(10,829) Tractor Supply Co. (333,208)
(4,998,961)
Consumer Staples (-0.2%)
(12,573) Celsius Holdings, Inc. (367,258)
(4,163) Sprouts Farmers Market, Inc. (362,847)
(730,105)
Financials (-2.1%)
(3,079) ARES Management Corp.Class A, (394,389)
(5,743) Brown & Brown, Inc. (404,307)
(7,305) Carlyle Group, Inc. (336,176)
(2,299) Coinbase Global, Inc.Class A, (336,252)
(1,550) Erie Indemnity Co.Class A, (375,162)
(1,359) FactSet Research Systems, Inc. (357,689)
(12,717) Figure Technology Solutions, Inc.
Class A, (316,781)
(13,706) Galaxy Digital, Inc.Class A, (287,963)

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
NUMBER OF
SHARES b b VALUE b
(3,829) Hamilton Lane, Inc.Class A, $ (340,436)
(2,435) Houlihan Lokey, Inc. (305,568)
(1,100) Kinsale Capital Group, Inc. (392,062)
(24,789) NU Holdings Ltd.Class A, (355,226)
(3,586) Robinhood Markets, Inc.Class A, (310,404)
(23,164) Rocket Cos., Inc.Class A, (298,816)
(9,063) Ryan Specialty Holdings, Inc. (400,222)
(18,320) SoFi Technologies, Inc. (298,799)
(7,666) TPG, Inc. (334,698)
(21,188) XP, Inc.Class A, (361,467)
(6,206,417)
Health Care (-1.4%)
(1,077) Bio-Rad Laboratories, Inc.Class A, (350,542)
(7,722) Boston Scientific Corp. (360,849)
(5,087) Bridgebio Pharma, Inc. (407,418)
(4,037) Cytokinetics, Inc. (311,374)
(4,981) GE HealthCare Technologies, Inc. (338,808)
(3,188) Insmed, Inc. (314,337)
(2,120) Insulet Corp. (350,542)
(5,942) Ionis Pharmaceuticals, Inc. (307,617)
(622) Madrigal Pharmaceuticals, Inc. (290,673)
(1,290) Natera, Inc. (345,410)
(2,366) Repligen Corp. (333,630)
(918) Waters Corp. (346,370)
(4,057,570)
Industrials (-0.9%)
(2,409) AeroVironment, Inc. (359,832)
(1,336) FTAI Aviation Ltd. (275,216)
(9,058) GFL Environmental, Inc. (374,277)
(47,756) Joby Aviation, Inc. (341,455)
(7,371) Karman Holdings, Inc. (354,914)
(6,998) Kratos Defense & Security Solutions,
Inc. (326,107)
(24,637) QXO, Inc. (327,672)
(5,253) Rocket Lab Corp. (341,182)
(2,700,655)
Information Technology (-2.0%)
(5,000) Advanced Micro Devices, Inc. (2,380,750)
(25,117) BitMine Immersion Technologies,
Inc. (434,022)
(5,438) Circle Internet Group, Inc. (340,473)
(20,669) D-Wave Quantum, Inc. (373,695)
(2,840) Guidewire Software, Inc. (431,510)
(10,226) IonQ, Inc. (372,635)
(23,442) Rigetti Computing, Inc. (350,458)
(4,853) ServiceTitan, Inc.Class A, (403,090)
(2,777) Shopify, Inc.Class A, (325,326)
(4,027) Strategy, Inc. (375,639)
(11,151) Super Micro Computer, Inc. (316,688)
(6,104,286)
Materials (-0.6%)
(8,461) Amcor PLC (379,730)
NUMBER OF
SHARES b b VALUE b
(13,012) James Hardie Industries PLC $ (342,086)
(560) Martin Marietta Materials, Inc. (294,078)
(14,227) Mosaic Co. (314,701)
(8,131) MP Materials Corp. (336,379)
(1,666,974)
Real Estate (-0.1%)
(6,708) Alexandria Real Estate Equities, Inc. (345,127)
Utilities (-0.4%)
(1,192) Constellation Energy Corp. (313,198)
(2,580) NRG Energy, Inc. (346,468)
(8,306) Oklo, Inc. (322,522)
(4,151) Xcel Energy, Inc. (324,608)
(1,306,796)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $29,115,770) (28,734,463)
EXCHANGE-TRADED FUNDS SOLD SHORT  (-51.8%)
Other (-51.8%)
(81,500) Invesco QQQ Trust Series 1 (56,071,185)
(79,000) SPDR
®
S&P 500
®
ETF Trust (59,015,370)
(120,000) U.S. Oil Fund LP (15,500,400)
(45,500) VanEck Semiconductor ETF (24,594,115)
TOTAL EXCHANGE-TRADED
FUNDS SOLD SHORT
(Proceeds $128,323,351) (155,181,070)
TOTAL SECURITIES SOLD SHORT
(Proceeds $157,439,121) (183,915,533)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-1.7%)#
Communication Services (0.0%)
(157)
(8,740,347)
Meta Platforms, Inc. Call,
09/18/26, Strike $700.00 (43,175)
Consumer Discretionary (-0.1%)
(485)
(9,513,760)
DoorDash, Inc. Put, 09/18/26,
Strike $165.00 (223,100)
Domestic Commodity (-0.1%)
(1,200)
(15,500,400)
U.S. Oil Fund LP Put, 08/05/26,
Strike $125.00 $ (213,600)
(1,200)
(15,500,400)
U.S. Oil Fund LP Call, 08/05/26,
Strike $150.00 (21,000)
(1,200)
(15,500,400)
U.S. Oil Fund LP Call, 08/07/26,
Strike $150.00 (58,800)
(293,400)

See accompanying Notes to Schedule of Investments
CALAMOS CLOSED-END FAMILY OF FUNDS QUARTERLY REPORT
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Industrials (0.0%)
(860)
(10,434,380)
United Airlines Holdings, Inc. Call,
08/14/26, Strike $150.00 $ (34,400)
Information Technology (-0.8%)
(175)
(5,800,200)
Celestica, Inc. Call, 08/21/26,
Strike $400.00 (102,375)
(60)
(4,283,640)
Lumentum Holdings, Inc. Put,
08/07/26, Strike $630.00 (69,900)
(120)
(2,250,720)
Marvell Technology, Inc. Call,
08/21/26, Strike $240.00 (37,440)
(120)
(9,876,360)
Micron Technology, Inc. Put,
08/21/26, Strike $750.00 (481,500)
(150)
(6,970,800)
Microsoft Corp. Call, 08/21/26,
Strike $450.00 (341,625)
(300)
(13,941,600)
Microsoft Corp. Call, 09/18/26,
Strike $470.00 (559,500)
(1,150)
(23,086,250)
NVIDIA Corp. Put, 08/21/26, Strike
$185.00 (238,625)
(135)
(2,710,125)
NVIDIA Corp. Call, 08/21/26, Strike
$210.00 (50,288)
(340)
(6,825,500)
NVIDIA Corp. Call, 08/21/26, Strike
$240.00 (9,350)
(62)
(5,308,006)
Seagate Technology Holdings PLC
Put, 08/21/26, Strike $600.00 (39,370)
(640)
(7,118,720)
ServiceNow, Inc. Call, 08/21/26,
Strike $150.00 (17,600)
(500)
(5,561,500)
ServiceNow, Inc. Call, 09/18/26,
Strike $140.00 (108,750)
(95)
(2,619,530)
Texas Instruments, Inc. Put,
08/21/26, Strike $290.00 (204,012)
(2,260,335)
Materials (0.0%)
(1,740)
(10,897,620)
Freeport-McMoRan, Inc. Put,
08/21/26, Strike $55.00 (111,360)
Other (-0.7%)
(550)
(37,839,450)
Invesco QQQ Trust Series 1 Put,
08/21/26, Strike $640.00 (177,650)
(1,100)
(75,678,900)
Invesco QQQ Trust Series 1 Put,
09/18/26, Strike $600.00 (431,750)
(935)
(69,847,305)
SPDR
®
S&P 500
®
ETF Trust Put,
08/31/26, Strike $690.00 (152,873)
(455)
(24,594,115)
VanEck Semiconductor ETF Put,
09/18/26, Strike $450.00 (464,100)
(329)
(17,783,437)
VanEck Semiconductor ETF Call,
11/20/26, Strike $620.00 (1,029,770)
(2,256,143)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $6,655,261) $ (5,221,913)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
¡¡ As of July 31, 2026, the value of unfunded loan commitments was
$53,846 for the Calamos Long/Short Equity & Dynamic Income Trust.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $218,980,673.
†† When-issued security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short.
The aggregate value of such securities is $112,120,184.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
# Non-income producing security.
ABBREVIATION
SOFR Secured Overnight Financing Rate
CMT Constant Maturity Treasury
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments July 31, 2026 (Unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 143,485 $ — $ 143,485
Bank Loans 89 — 11,995,824 — 11,995,824
Corporate Bonds 481 — 103,891,918 — 103,891,918
U.S. Government and Agency Securities 4 — 61,237,230 — 61,237,230
Common Stocks 39 218,733,044 31,121 — 218,764,165
Convertible Preferred Stocks 5 196,304 — — 196,304
Preferred Stocks 49 10,114,741 — — 10,114,741
Warrants 2 — —
*
— —
*
Exchange-Traded Purchased Options 10 7,765,163 — — 7,765,163
Total $ 236,809,252 $ 177,299,578 $ — $ 414,108,830
Liabilities: — — — —
Common Stocks Sold Short 78 $ 28,734,463 $ — $ — $ 28,734,463
Exchange-Traded Funds Sold Short 4 155,181,070 — — 155,181,070
Exchange-Traded Written Options 29 5,221,913 — — 5,221,913
Total $ 189,137,446 $ — $ — $ 189,137,446
* Amount rounds to less than $1

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization. Calamos Convertible Opportunities and Income Fund (“CHI”), Calamos Convertible and High Income Fund (“CHY”), Calamos Strategic
Total Return Fund (“CSQ”), Calamos Dynamic Convertible and Income Fund (“CCD”), Calamos Global Dynamic Income Fund (“CHW”), Calamos Global
Total Return Fund (“CGO”), and Calamos Long/Short Equity & Dynamic Income Trust (“CPZ”) (each a “Fund”, and collectively, the “Funds”) were each organized as a Delaware statutory trust and are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, closed-end management investment company.
Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the
United States of America (U.S. GAAP) and the Funds are considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:
Fund Valuation. Each Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of each Fund, have designated Calamos Advisors LLC (“Calamos Advisors”) to perform fair valuation determinations related to all Funds’ investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted policies and procedures consistent with ASC Topic 820: Fair Value Measurement  to guide the determination of the net asset value (“NAV”) on any day on which each Fund’s NAV is determined. The valuation of each Fund’s investments is in accordance with these procedures.
Funds’ securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The
NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing Price, the
last current reported sale price on NASDAQ
®
at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time each Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund’s NAV is not calculated.
If the Calamos Advisors' pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.
The Funds also may use fair value pricing, pursuant to policies and procedures adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before a Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by each Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Short Sales
Calamos Global Dynamic Income Fund and Calamos Long/Short Equity & Dynamic Income Trust may sell securities short. Securities sold short represent obligations to deliver the securities at a future date. Each Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.
To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
Note 3 – Fair Value Measurements
Various inputs are used to determine the value of each Fund’s investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including each Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund’s investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.